Schedule of Portfolio Investments :: March 31, 2026 (unaudited)
ProFund Access VP High Yield
m
Repurchase Agreements
(a)
( 90 .5% )
Principal
Amount Value
Repurchase Agreements with various counterparties,
rates 3.40%-3.54%, dated 3/31/26, due 4/1/26, total to
be received $7,881,769 $ 7,881,000 $ 7,881,000
TOTAL REPURCHASE AGREEMENTS
(Cost $7,881,000) 7,881,000
TOTAL INVESTMENT SECURITIES
  (Cost $7,881,000)— 90.5% $ 7,881,000
Net other assets (liabilities) — 9 .5% 831,119
NET ASSETS — 100.0% $ 8,712,119
(a)
The ProFund VP invests in Repurchase Agreements jointly with other funds in the
Trust.  See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
Total Return Swap Agreements—Long
Underlying Instrument Counterparty
Termination
Date
(1)
Rate Paid
(Received)
(2)
Notional Amount
Value and
Unrealized
Appreciation/
(Depreciation)
iShares iBoxx $ High Yield
Corporate Bond ETF Goldman Sachs International 4/23/26 2.64% $ 6,471,882 $ 19,399
iShares iBoxx $ High Yield
Corporate Bond ETF UBS AG 4/23/26 3.64% 2,191,378 (15,861)
$8,663,260 $3,538
(1)
Agreements may be terminated at will by either party without penalty.  Payment is due at termination/maturity.
(2)
Reflects the floating financing rate, as of March 31, 2026, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.  This amount is included as part of the unrealized appreciation/(depreciation).

March 31, 2026 (unaudited) :: Schedule of Portfolio Investments
ProFund VP Asia 30
Common Stocks ( 100 .1% )
Shares Value
Alibaba Group Holding, Ltd.
ADR
(Broadline Retail) 4,692 $ 588,658
ASE Technology Holding Co., Ltd.
ADR
(Semiconductors
& Semiconductor Equipment) 75,128 1,628,775
Baidu, Inc.
*ADR
(Interactive Media & Services) 5,108 569,134
BHP Group, Ltd.
ADR(a)
(Metals & Mining) 17,104 1,244,145
Bilibili, Inc.
*ADR(a)
(Entertainment) 22,746 513,150
DiDi Global, Inc.
*ADR
(Ground Transportation) 110,881 455,721
Full Truck Alliance Co., Ltd.
ADR
(Ground Transportation) 51,372 426,388
Futu Holdings, Ltd.
*ADR
(Capital Markets) 3,623 495,481
HDFC Bank, Ltd.
ADR
(Banks) 31,714 789,045
ICICI Bank, Ltd.
ADR
(Banks) 29,576 766,018
Infosys, Ltd.
ADR(a)
(IT Services) 42,939 580,106
iQIYI, Inc.
*ADR
(Entertainment) 271,649 366,726
JD.com, Inc.
ADR
(Broadline Retail) 20,608 609,379
Kanzhun, Ltd.
*ADR
(Interactive Media & Services) 27,201 364,221
KE Holdings, Inc.
ADR(a)
(Real Estate Management &
Development) 37,000 553,890
Li Auto, Inc.
*ADR(a)
(Automobiles) 22,390 399,214
NetEase, Inc.
ADR
(Entertainment) 5,820 651,491
New Oriental Education & Technology Group, Inc.
*ADR
(Diversified Consumer Services) 9,918 561,656
NIO, Inc.
*ADR
(Automobiles) 70,377 424,373
Pony AI, Inc.
*ADR(a)
(Software) 37,297 352,084
Qifu Technology, Inc.
ADR
(Consumer Finance) 27,201 351,165
Sea, Ltd.
*ADR
(Entertainment) 4,632 383,576
Taiwan Semiconductor Manufacturing Co., Ltd.
ADR
(Semiconductors & Semiconductor Equipment) 5,404 1,826,281
Tencent Music Entertainment Group
*ADR
(Entertainment) 34,862 323,519
Trip.com Group, Ltd.
*ADR
(Hotels, Restaurants &
Leisure) 9,562 476,092
United Microelectronics Corp.
ADR(a)
(Semiconductors &
Semiconductor Equipment) 74,118 665,580
Up Fintech Holding, Ltd.
*ADR
(Capital Markets) 55,589 350,211
WeRide, Inc.
*ADR(a)
(Auto Components) 44,067 356,502
XPeng, Inc.
*ADR(a)
(Automobiles) 27,794 475,555
ZTO Express Cayman, Inc.
*ADR
(Air Freight & Logistics) 27,438 690,614
TOTAL COMMON STOCKS
  (Cost $11,763,719) 18,238,750
Collateral for Securities Loaned
(b)
( 23 .7% )
Shares Value
Invesco Government & Agency Portfolio — Institutional
Shares,  3.67%
(c)
4,310,846 4,310,846
TOTAL COLLATERAL FOR SECURITIES
LOANED
  (Cost $4,310,846) 4,310,846
TOTAL INVESTMENT SECURITIES
  (Cost $16,074,565)— 123.8% 22,549,596
Net other assets (liabilities) — ( 23 .8 ) % (4,331,259)
NET ASSETS — 100.0% $ 18,218,337
*
Non-income producing security.
(a)
All or part of this security was on loan as of March 31, 2026. The total value of securities on loan as of March 31, 2026 was $4,336,476.
(b)
Securities were purchased with cash collateral held from securities on loan at March
31, 2026.
(c)
Rate periodically changes. Rate disclosed is the daily yield as of March 31, 2026.
ADR
American Depositary Receipt
ProFund VP Asia 30 invested in the following industries as of March 31, 2026:
Value
% of Net
Assets
Air Freight & Logistics $ 690,614 3.8%
Auto Components 356,502 2.0%
Automobiles 1,299,142 7.2%
Banks 1,555,063 8.5%
Broadline Retail 1,198,037 6.6%
Capital Markets 845,692 4.6%
Consumer Finance 351,165 1.9%
Diversified Consumer Services 561,656 3.1%
Entertainment 2,238,462 12.4%
Ground Transportation 882,109 4.8%
Hotels, Restaurants & Leisure 476,092 2.6%
Interactive Media & Services 933,355 5.1%
IT Services 580,106 3.2%
Metals & Mining 1,244,145 6.8%
Real Estate Management & Development 553,890 3.0%
Semiconductors & Semiconductor Equipment 4,120,636 22.6%
Software 352,084 1.9%
Other
**
(20,413) (0.1)%
Total $ 18,218,337 100.0%
ProFund VP Asia 30 invested in securities with exposure to the following countries as of
March 31, 2026:
Value
% of Net
Assets
Australia $ 1,244,145 6.8%
China 9,859,743 54.2%
Hong Kong 495,481 2.7%
India 2,135,169 11.7%
Singapore 383,576 2.1%
Taiwan 4,120,636 22.6%
Other
**
(20,413) ( 0 .1 ) %
Total $ 18,218,337 100.0%
**
Includes any non-equity securities and other net assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

Schedule of Portfolio Investments :: March 31, 2026 (unaudited)
ProFund VP Banks
Common Stocks ( 96 .8% )
Shares Value
Ameris Bancorp (Banks) 511 $ 39,853
Apollo Global Management, Inc. (Financial Services) 364 40,557
Associated Banc-Corp. (Banks) 1,557 40,264
Atlantic Union Bankshares Corp. (Banks) 1,106 39,528
Axos Financial, Inc.
*
(Banks) 449 38,205
Banc of California, Inc. (Banks) 2,300 40,434
BancFirst Corp. (Banks) 335 36,348
Bank of America Corp. (Banks) 795 38,756
Bank of Hawaii Corp. (Banks) 522 38,759
Bank OZK (Banks) 878 40,291
BankUnited, Inc. (Banks) 879 39,696
Banner Corp. (Banks) 654 39,685
Beacon Financial Corporation (Banks) 1,351 40,530
BOK Financial Corp.
*
(Banks) 308 39,442
Cathay General Bancorp (Banks) 808 40,287
Citigroup, Inc. (Banks) 353 40,034
Citizens Financial Group, Inc. (Banks) 660 39,580
Columbia Banking System, Inc. (Banks) 1,442 39,554
Commerce Bancshares, Inc. (Banks) 799 39,311
Community Financial System, Inc. (Banks) 670 39,296
Corebridge Financial, Inc (Financial Services) 1,644 39,226
Cullen/Frost Bankers, Inc. (Banks) 289 39,616
Customers Bancorp, Inc.
*
(Banks) 579 40,188
CVB Financial Corp. (Banks) 2,052 39,788
East West Bancorp, Inc. (Banks) 365 38,967
Eastern Bankshares, Inc. (Banks) 2,035 39,805
Enterprise Financial Services Corp. (Banks) 513 27,758
Equitable Holdings, Inc. (Financial Services) 1,009 37,444
Essent Group, Ltd. (Financial Services) 671 39,213
F.N.B. Corp. (Banks) 2,379 39,777
FB Financial Corp. (Banks) 746 38,747
Fifth Third Bancorp (Banks) 857 39,816
First Bancorp (Banks) 1,907 40,735
First Bancorp (Banks) 620 34,937
First Busey Corp. (Banks) 1,302 32,902
First Citizens BancShares, Inc.
*
- Class A (Banks) 21 39,578
First Financial Bancorp
*
(Banks) 1,432 39,924
First Financial Bankshares, Inc. (Banks) 1,292 38,049
First Hawaiian, Inc. (Banks) 1,607 39,596
First Horizon Corp. (Banks) 1,709 38,887
First Interstate BancSystem, Inc. - Class A (Banks) 1,143 38,176
First Merchants Corp. (Banks) 919 35,593
Fulton Financial Corp. (Banks) 1,936 39,378
Glacier Bancorp, Inc. (Banks) 860 38,416
Hancock Whitney Corp. (Banks) 617 39,235
Hilltop Holdings, Inc.
*
(Banks) 1,077 38,578
Home BancShares, Inc. (Banks) 1,466 39,479
Huntington Bancshares, Inc. (Banks) 2,468 38,624
Independent Bank Corp. (Banks) 512 38,508
International Bancshares Corp. (Banks) 576 38,759
Jackson Financial, Inc. - Class A (Financial Services) 360 38,059
JPMorgan Chase & Co. (Banks) 134 39,417
KeyCorp (Banks) 1,964 39,378
Lakeland Financial Corp. (Banks) 475 27,256
M&T Bank Corp. (Banks) 190 39,277
MGIC Investment Corp. (Financial Services) 1,491 39,139
NBT Bancorp, Inc. (Banks) 605 25,761
New York Community Bancorp, Inc. (Banks) 3,118 41,065
Nicolet Bankshares, Inc. (Banks) 256 38,047
NMI Holdings, Inc.
*
- Class A (Financial Services) 1,042 39,085
Northern Trust Corp. (Capital Markets) 274 38,242
OFG Bancorp (Banks) 792 32,044
Common Stocks, continued
Shares Value
Old National Bancorp (Banks) 1,764 $ 38,984
Park National Corp. (Banks) 177 28,931
Pathward Financial, Inc. (Banks) 433 38,637
PennyMac Financial Services, Inc. (Financial Services) 440 38,456
Pinnacle Financial Partners, Inc. (Banks) 453 39,021
PNC Financial Services Group, Inc. (Banks) 188 39,121
Popular, Inc. (Banks) 300 40,251
Prosperity Bancshares, Inc. (Banks) 586 39,367
Provident Financial Services, Inc. (Banks) 1,881 39,802
Radian Group, Inc. (Financial Services) 1,183 39,134
Regions Financial Corp. (Banks) 1,473 38,475
Renasant Corp. (Banks) 1,064 38,442
Rocket Cos, Inc.
*
- Class A (Financial Services) 2,548 36,309
Seacoast Banking Corp. of Florida (Banks) 1,262 38,226
ServisFirst Bancshares, Inc. (Banks) 521 37,944
Simmons First National Corp. - Class A (Banks) 2,020 39,289
SouthState Bank Corp. (Banks) 421 38,951
Stock Yards Bancorp, Inc. (Banks) 379 25,124
Texas Capital Bancshares, Inc.
*
(Banks) 424 40,229
The Bancorp, Inc.
*
(Banks) 732 39,330
The Bank of New York Mellon Corp. (Capital Markets) 330 39,148
Triumph Financial, Inc.
*
(Banks) 676 40,330
Truist Financial Corp. (Banks) 845 38,845
Trustmark Corp. (Banks) 839 35,355
U.S. Bancorp (Banks) 739 38,435
UMB Financial Corp. (Banks) 345 38,913
United Bankshares, Inc. (Banks) 979 40,550
United Community Banks, Inc. (Banks) 1,267 39,898
Valley National Bancorp (Banks) 3,235 39,726
Voya Financial, Inc. (Financial Services) 582 39,762
Walker & Dunlop, Inc. (Financial Services) 818 36,303
Washington Federal, Inc. (Banks) 1,259 39,533
Webster Financial Corp. (Banks) 561 38,945
Wells Fargo & Co. (Banks) 502 39,964
WesBanco, Inc. (Banks) 1,165 40,181
Western Alliance Bancorp (Banks) 555 39,322
Wintrust Financial Corp. (Banks) 287 39,876
WSFS Financial Corp. (Banks) 617 40,389
Zions Bancorp N.A. (Banks) 704 40,564
TOTAL COMMON STOCKS
  (Cost $2,300,378) 3,876,941
Repurchase Agreements
(a)
( 2 .3% )
Principal
Amount Value
Repurchase Agreements with various counterparties,
rates 3.40%-3.54%, dated 3/31/26, due 4/1/26, total to
be received $91,009 $ 91,000 91,000
TOTAL REPURCHASE AGREEMENTS
(Cost $91,000) 91,000
TOTAL INVESTMENT SECURITIES
  (Cost $2,391,378)— 99.1% 3,967,941
Net other assets (liabilities) — 0 .9% 34,993
NET ASSETS — 100.0% $ 4,002,934
*
Non-income producing security.
(a)
The ProFund VP invests in Repurchase Agreements jointly with other funds in the
Trust.  See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
Total Return Swap Agreements—Long

March 31, 2026 (unaudited) :: Schedule of Portfolio Investments
ProFund VP Banks
Underlying Instrument Counterparty
Termination
Date
(1)
Rate Paid
(Received)
(2)
Notional Amount
Value and
Unrealized
Appreciation/
(Depreciation)
S&P Banks Select Industry Index Goldman Sachs International 4/23/26 4.39% $ 114,759 $ 1,989
(1)
Agreements may be terminated at will by either party without penalty.  Payment is due at termination/maturity.
(2)
Reflects the floating financing rate, as of March 31, 2026, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.  This amount is included as part of the unrealized appreciation/(depreciation).
ProFund VP Banks invested in the following industries as of March 31, 2026:
Value
% of Net
Assets
Banks $ 3,336,864 83.3%
Capital Markets 77,390 1.9%
Financial Services 462,687 11.6%
Other
**
125,993 3.2%
Total $ 4,002,934 100.0%
**
Includes any non-equity securities and other net assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

Schedule of Portfolio Investments :: March 31, 2026 (unaudited)
ProFund VP Bear
Repurchase Agreements
(a) (b)
( 102 .5% )
Principal
Amount Value
Repurchase Agreements with various counterparties,
rates 3.40%-3.54%, dated 3/31/26, due 4/1/26, total to
be received $1,741,170 $ 1,741,000 $ 1,741,000
TOTAL REPURCHASE AGREEMENTS
(Cost $1,741,000) 1,741,000
TOTAL INVESTMENT SECURITIES
  (Cost $1,765,367)— 103.9% 1,765,367
Net other assets (liabilities) — ( 3 .9 ) % (66,780)
NET ASSETS — 100.0% $ 1,698,587
(a)
A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At March 31, 2026, the aggregate amount held in a segregated account was $194,000.
(b)
The ProFund VP invests in Repurchase Agreements jointly with other funds in the
Trust.  See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
Futures Contracts Sold
Number of
Contracts Expiration Date Notional Amount
Value and
Unrealized
Appreciation/
(Depreciation)
E-mini S&P 500 Futures Contracts 1 6/22/26 $ (328,538) $ 7,835
Total Return Swap Agreements—Short
Underlying Instrument Counterparty
Termination
Date
(1)
Rate Paid
(Received)
(2)
Notional Amount
Value and
Unrealized
Appreciation/
(Depreciation)
S&P 500 Goldman Sachs International 4/27/26 (4.14)% $ (936,843) $ (23,060)
S&P 500 UBS AG 4/27/26 (4.04)% (428,271) (13,321)
$(1,365,114) $(36,381)
(1)
Agreements may be terminated at will by either party without penalty.  Payment is due at termination/maturity.
(2)
Reflects the floating financing rate, as of March 31, 2026, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.  This amount is included as part of the unrealized appreciation/(depreciation).

March 31, 2026 (unaudited) :: Schedule of Portfolio Investments
ProFund VP Biotechnology
Common Stocks ( 98 .2% )
Shares Value
4D Molecular Therapeutics, Inc.
*
(Biotechnology) 7,337 $ 68,307
AbbVie, Inc. (Biotechnology) 2,036 442,810
Absci Corp.
*(a)
(Biotechnology) 24,763 74,289
ACADIA Pharmaceuticals, Inc.
*
(Biotechnology) 18,671 415,616
ADMA Biologics, Inc.
*
(Biotechnology) 26,895 242,324
Agios Pharmaceuticals, Inc.
*
(Biotechnology) 10,559 357,211
Akebia Therapeutics, Inc.
*
(Biotechnology) 33,617 46,728
Alkermes PLC
*
(Biotechnology) 16,692 590,228
Allogene Therapeutics, Inc.
*
(Biotechnology) 29,017 70,801
Alnylam Pharmaceuticals, Inc.
*
(Biotechnology) 1,447 478,769
Altimmune, Inc.
*
(Biotechnology) 23,768 73,205
Amgen, Inc. (Biotechnology) 1,227 431,720
Amicus Therapeutics, Inc.
*
(Biotechnology) 32,258 466,451
AnaptysBio, Inc.
*
(Biotechnology) 2,800 155,288
Anavex Life Sciences Corp.
*(a)
(Biotechnology) 14,773 45,353
Annexon, Inc.
*
(Biotechnology) 20,890 115,731
Apellis Pharmaceuticals, Inc.
*
(Biotechnology) 18,547 746,145
Apogee Therapeutics, Inc.
*
(Biotechnology) 6,207 522,443
Arbutus Biopharma Corp.
*
(Biotechnology) 12,626 56,817
Arcellx, Inc.
*
(Biotechnology) 4,053 465,365
Arcus Biosciences, Inc.
*
(Biotechnology) 11,832 255,571
Arcutis Biotherapeutics, Inc.
*
(Biotechnology) 18,809 443,140
Ardelyx, Inc.
*
(Biotechnology) 41,915 251,071
ArriVent Biopharma, Inc.
*
(Biotechnology) 3,828 88,312
Arrowhead Pharmaceuticals, Inc.
*
(Biotechnology) 7,978 500,221
ARS Pharmaceuticals, Inc.
*(a)
(Biotechnology) 12,089 97,075
Beam Therapeutics, Inc.
*
(Biotechnology) 17,774 423,554
Bicara Therapeutics, Inc.
*
(Biotechnology) 3,906 77,690
BioCryst Pharmaceuticals, Inc.
*
(Biotechnology) 36,407 346,595
Biogen, Inc.
*
(Biotechnology) 2,434 446,225
Biohaven, Ltd.
*
(Biotechnology) 21,021 177,838
BioMarin Pharmaceutical, Inc.
*
(Biotechnology) 7,685 434,126
Bridgebio Pharma, Inc.
*
(Biotechnology) 6,493 482,170
Capricor Therapeutics, Inc.
*
(Biotechnology) 6,408 194,803
CareDx, Inc.
*
(Biotechnology) 8,091 140,460
Catalyst Pharmaceuticals, Inc.
*
(Biotechnology) 12,408 307,222
Celcuity, Inc.
*
(Biotechnology) 4,004 457,017
Celldex Therapeutics, Inc.
*
(Biotechnology) 6,685 212,048
CG Oncology, Inc.
*
(Biotechnology) 6,986 472,812
Cogent Biosciences, Inc.
*
(Biotechnology) 12,848 494,520
Compass Therapeutics, Inc.
*
(Biotechnology) 20,129 106,482
Corvus Pharmaceuticals, Inc.
*
(Biotechnology) 11,573 169,313
CRISPR Therapeutics AG
*
(Biotechnology) 9,284 441,640
Cullinan Therapeutics, Inc.
*
(Biotechnology) 7,141 101,474
Cytokinetics, Inc.
*
(Biotechnology) 7,285 480,154
CytomX Therapeutics, Inc.
*
(Biotechnology) 24,647 115,841
Damora Therapeutics, Inc.
*
(Biotech & Pharma) 522 13,520
Day One Biopharmaceuticals, Inc.
*
(Biotechnology) 6,085 130,462
Denali Therapeutics, Inc.
*
(Biotechnology) 15,486 297,331
Dianthus Therapeutics, Inc.
*
(Biotechnology) 3,209 269,299
Disc Medicine, Inc.
*
(Biotechnology) 5,536 353,972
Dyne Therapeutics, Inc.
*
(Biotechnology) 18,804 340,917
Emergent BioSolutions, Inc.
*
(Biotechnology) 8,756 72,675
Erasca, Inc.
*
(Biotechnology) 25,894 418,965
Exelixis, Inc.
*
(Biotechnology) 11,103 476,208
Geron Corp.
*
(Biotechnology) 90,807 135,302
Gilead Sciences, Inc. (Biotechnology) 3,175 442,500
GRAIL, Inc.
*
(Biotechnology) 5,696 294,369
Halozyme Therapeutics, Inc.
*
(Biotechnology) 6,973 450,665
Hyperliquid Strategies, Inc.
*
(Biotech & Pharma) 13,646 69,458
Ideaya Biosciences, Inc.
*
(Biotechnology) 8,909 296,848
ImmunityBio, Inc.
*(a)
(Biotechnology) 56,051 429,911
Immunome, Inc.
*
(Biotechnology) 16,055 351,123
Immunovant, Inc.
*
(Biotechnology) 14,040 348,754
Incyte Corp.
*
(Biotechnology) 4,897 460,906
Inhibrx Biosciences, Inc.
*
(Biotechnology) 1,620 108,913
Insmed, Inc.
*
(Biotechnology) 3,325 543,704
Common Stocks, continued
Shares Value
Intellia Therapeutics, Inc.
*
(Biotechnology) 20,529 $ 263,182
Invivyd, Inc.
*
(Biotechnology) 31,477 40,920
Ionis Pharmaceuticals, Inc.
*
(Biotechnology) 6,198 465,408
Iovance Biotherapeutics, Inc.
*
(Biotechnology) 44,499 156,191
Ironwood Pharmaceuticals, Inc.
*
(Biotechnology) 22,262 78,140
Janux Therapeutics, Inc.
*
(Biotechnology) 7,783 108,184
KalVista Pharmaceuticals, Inc.
*(a)
(Biotechnology) 5,888 118,525
Kodiak Sciences, Inc.
*
(Biotechnology) 7,348 280,106
Krystal Biotech, Inc.
*
(Biotechnology) 1,818 469,626
Kura Oncology, Inc.
*
(Biotechnology) 13,787 112,088
Kymera Therapeutics, Inc.
*
(Biotechnology) 5,686 473,587
Lexeo Therapeutics, Inc.
*
(Biotechnology) 10,369 59,518
Madrigal Pharmaceuticals, Inc.
*
(Biotechnology) 1,074 562,206
Mannkind Corp.
*
(Biotechnology) 59,764 146,422
MiMedx Group, Inc.
*
(Biotechnology) 12,707 50,193
Mineralys Therapeutics, Inc.
*
(Biotechnology) 9,697 262,692
Mirum Pharmaceuticals, Inc.
*
(Biotechnology) 5,052 466,704
Moderna, Inc.
*
(Biotechnology) 8,282 420,726
Monte Rosa Therapeutics, Inc.
*
(Biotechnology) 10,752 176,870
Myriad Genetics, Inc.
*
(Biotechnology) 12,025 54,113
Natera, Inc.
*
(Biotechnology) 2,358 471,576
Neurocrine Biosciences, Inc.
*
(Biotechnology) 3,578 471,366
Novavax, Inc.
*(a)
(Biotechnology) 25,529 207,806
Nurix Therapeutics, Inc.
*
(Biotechnology) 15,366 238,173
Nuvalent, Inc.
*
- Class A (Biotechnology) 4,633 474,651
Ocugen, Inc.
*
(Biotechnology) 29,074 52,624
Olema Pharmaceuticals, Inc.
*
(Biotechnology) 13,516 201,524
ORIC Pharmaceuticals, Inc.
*
(Biotechnology) 11,868 150,368
Oruka Therapeutics Inc
*
(Biotechnology) 4,161 204,097
Palvella Therapeutics, Inc.
*
(Biotechnology) 1,499 186,850
Perspective Therapeutics, Inc.
*
(Biotechnology) 9,538 39,773
Praxis Precision Medicines, Inc.
*
(Biotechnology) 1,561 502,939
Precigen, Inc.
*
(Biotechnology) 32,805 126,955
Prime Medicine, Inc.
*
(Biotechnology) 22,155 77,099
Protagonist Therapeutics, Inc.
*
(Biotechnology) 4,805 506,447
Prothena Corp. PLC
*
(Biotechnology) 5,474 53,207
PTC Therapeutics, Inc.
*
(Biotechnology) 7,059 480,930
Recursion Pharmaceuticals, Inc.
*(a)
- Class A
(Biotechnology) 91,526 280,985
Regeneron Pharmaceuticals, Inc. (Biotechnology) 598 462,039
REGENXBIO, Inc.
*
(Biotechnology) 7,592 63,621
Relay Therapeutics, Inc.
*
(Biotechnology) 15,479 154,016
Replimune Group, Inc.
*
(Biotechnology) 12,176 93,146
REVOLUTION Medicines, Inc.
*
(Biotechnology) 4,654 452,602
Rhythm Pharmaceuticals, Inc.
*
(Biotechnology) 5,149 447,809
Rigel Pharmaceuticals, Inc.
*
(Biotechnology) 3,872 104,699
Rocket Pharmaceuticals, Inc.
*
(Biotechnology) 14,512 51,953
Roivant Sciences, Ltd.
*
(Biotechnology) 15,671 434,087
Sana Biotechnology, Inc.
*
(Biotechnology) 36,338 104,653
Sarepta Therapeutics, Inc.
*
(Biotechnology) 16,721 363,849
Savara, Inc.
*
(Biotechnology) 19,419 106,028
Scholar Rock Holding Corp.
*
(Biotechnology) 10,735 527,733
SELLAS Life Sciences Group, Inc.
*(a)
(Biotech &
Pharma) 25,634 108,432
Sionna Therapeutics, Inc.
*
(Biotechnology) 2,275 91,205
Soleno Therapeutics, Inc.
*
(Biotechnology) 8,183 273,967
Spyre Therapeutics, Inc.
*
(Biotechnology) 5,850 295,074
Stoke Therapeutics, Inc.
*
(Biotechnology) 6,156 200,439
Summit Therapeutics, Inc.
*
(Biotechnology) 26,625 504,810
Syndax Pharmaceuticals, Inc.
*
(Biotechnology) 12,818 299,428
Tango Therapeutics, Inc.
*
(Biotechnology) 10,787 225,664
Taysha Gene Therapies, Inc.
*
(Biotechnology) 30,821 137,770
TG Therapeutics, Inc.
*
(Biotechnology) 16,526 548,993
Travere Therapeutics, Inc.
*
(Biotechnology) 15,666 465,437
Twist Bioscience Corp.
*
(Biotechnology) 9,892 470,068
Tyra Biosciences, Inc.
*
(Biotechnology) 3,582 137,191
Ultragenyx Pharmaceutical, Inc.
*
(Biotechnology) 17,001 356,171

Schedule of Portfolio Investments :: March 31, 2026 (unaudited)
ProFund VP Biotechnology
Common Stocks, continued
Shares Value
uniQure N.V.
*
(Biotechnology) 9,278 $ 151,695
United Therapeutics Corp.
*
(Biotechnology) 851 504,626
Vanda Pharmaceuticals, Inc.
*
(Biotechnology) 9,486 65,548
Vaxcyte, Inc.
*
(Biotechnology) 8,057 468,192
Vera Therapeutics, Inc.
*
(Biotechnology) 10,461 420,846
Veracyte, Inc.
*
(Biotechnology) 10,710 344,969
Verastem, Inc.
*
(Biotechnology) 11,214 59,434
Vericel Corp.
*
(Biotechnology) 6,104 196,366
Vertex Pharmaceuticals, Inc.
*
(Biotechnology) 941 420,194
Viking Therapeutics, Inc.
*
(Biotechnology) 12,963 421,816
Vir Biotechnology, Inc.
*
(Biotechnology) 13,814 123,773
Viridian Therapeutics, Inc.
*
(Biotechnology) 14,591 285,400
Vor BioPharma, Inc.
*
(Biotech & Pharma) 5,191 92,607
Xencor, Inc.
*
(Biotechnology) 7,767 93,670
Zenas Biopharma, Inc.
*
(Biotechnology) 4,950 96,773
TOTAL COMMON STOCKS
  (Cost $23,596,161) 40,608,341
Rights ( NM )
Eli Lilly & Company
*CVR
(Biotechnology) 6,633 4,179
TOTAL RIGHTS
  (Cost $4,179) 4,179
Repurchase Agreements
(b)
( 2 .3% )
Principal
Amount Value
Repurchase Agreements with various counterparties,
rates 3.40%-3.54%, dated 3/31/26, due 4/1/26, total to
be received $942,092 $ 942,000 $ 942,000
TOTAL REPURCHASE AGREEMENTS
(Cost $942,000) 942,000
Collateral for Securities Loaned
(c)
( 2 .4% )
Shares Value
Invesco Government & Agency Portfolio — Institutional
Shares,  3.67%
(d)
998,596 998,596
TOTAL COLLATERAL FOR SECURITIES
LOANED
  (Cost $998,596) 998,596
TOTAL INVESTMENT SECURITIES
  (Cost $25,540,936)— 102.9% 42,553,116
Net other assets (liabilities) — ( 2 .9 ) % (1,181,872)
NET ASSETS — 100.0% $ 41,371,244
*
Non-income producing security.
(a)
All or part of this security was on loan as of March 31, 2026. The total value of securities on loan as of March 31, 2026 was $1,046,598.
(b)
The ProFund VP invests in Repurchase Agreements jointly with other funds in the
Trust.  See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(c)
Securities were purchased with cash collateral held from securities on loan at March
31, 2026.
(d)
Rate periodically changes. Rate disclosed is the daily yield as of March 31, 2026.
CVR
Contingent Value Rights
NM
Not meaningful, amount is less than 0.05%
Total Return Swap Agreements—Long
Underlying Instrument Counterparty
Termination
Date
(1)
Rate Paid
(Received)
(2)
Notional Amount
Value and
Unrealized
Appreciation/
(Depreciation)
S&P Biotechnology Select
Industry Index Goldman Sachs International 4/23/26 4.39% $ 1,037,684 $ 49,474
(1)
Agreements may be terminated at will by either party without penalty.  Payment is due at termination/maturity.
(2)
Reflects the floating financing rate, as of March 31, 2026, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.  This amount is included as part of the unrealized appreciation/(depreciation).
ProFund VP Biotechnology invested in the following industries as of March 31, 2026:
Value
% of Net
Assets
Biotech & Pharma $ 284,017 0.7%
Biotechnology 40,328,503 97.5%
Other
**
758,724 1.8%
Total $ 41,371,244 100.0%
**
Includes any non-equity securities and other net assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

March 31, 2026 (unaudited) :: Schedule of Portfolio Investments
ProFund VP Bull
Common Stocks (78.6%)
Shares Value
3M Co. (Industrial Conglomerates) 317 $ 46,038
A.O. Smith Corp. (Building Products) 67 4,418
Abbott Laboratories (Health Care Equipment &
Supplies) 1,046 107,393
AbbVie, Inc. (Biotechnology) 1,064 231,410
Accenture PLC - Class A (IT Services) 371 73,566
Adobe, Inc.
*
(Software) 247 60,041
Advanced Micro Devices, Inc.
*
(Semiconductors &
Semiconductor Equipment) 981 199,565
Aflac, Inc. (Insurance) 281 30,829
Agilent Technologies, Inc. (Life Sciences Tools &
Services) 170 19,377
Air Products & Chemicals, Inc. (Chemicals) 134 38,926
Airbnb, Inc.
*
- Class A (Hotels, Restaurants & Leisure) 255 32,201
Akamai Technologies, Inc.
*
(IT Services) 86 9,877
Albemarle Corp. (Chemicals) 71 12,747
Alexandria Real Estate Equities, Inc. (Office REITs) 93 4,317
Align Technology, Inc.
*
(Health Care Equipment &
Supplies) 39 6,686
Allegion PLC (Building Products) 52 7,555
Alliant Energy Corp. (Electric Utilities) 155 11,123
Allstate Corp. (Insurance) 156 32,345
Alphabet, Inc. - Class A (Interactive Media & Services) 3,504 1,007,611
Alphabet, Inc. - Class C (Interactive Media & Services) 2,814 807,224
Altria Group, Inc. (Tobacco) 1,010 66,650
Amazon.com, Inc.
*
(Broadline Retail) 5,879 1,224,419
Amcor plc (Containers & Packaging) 277 11,011
Ameren Corp. (Multi-Utilities) 166 18,247
American Electric Power Co., Inc. (Electric Utilities) 325 42,601
American Express Co. (Consumer Finance) 322 97,398
American International Group, Inc. (Insurance) 323 24,306
American Tower Corp. - Class A (Specialized REITs) 282 48,668
American Water Works Co., Inc. (Water Utilities) 117 15,923
Ameriprise Financial, Inc. (Capital Markets) 55 24,442
AMETEK, Inc. (Electrical Equipment) 138 29,582
Amgen, Inc. (Biotechnology) 324 113,999
Amphenol Corp. - Class A (Electronic Equipment,
Instruments & Components) 740 93,499
Analog Devices, Inc. (Semiconductors & Semiconductor
Equipment) 294 93,533
Aon PLC - Class A (Insurance) 129 41,639
APA Corp. (Oil, Gas & Consumable Fuels) 213 9,040
Apollo Global Management, Inc. (Financial Services) 279 31,086
Apple, Inc. (Technology Hardware, Storage &
Peripherals) 8,835 2,242,235
Applied Materials, Inc. (Semiconductors &
Semiconductor Equipment) 478 163,376
AppLovin Corp.
*
- Class A (Software) 163 64,874
Aptiv PLC
*
(Automobile Components) 127 8,819
Arch Capital Group, Ltd.
*
(Insurance) 215 20,638
Archer-Daniels-Midland Co. (Food Products) 289 21,008
Ares Management Corporation - Class A (Capital
Markets) 124 13,528
Arista Networks, Inc.
*
(Communications Equipment) 622 76,369
Arthur J. Gallagher & Co. (Insurance) 155 33,570
Assurant, Inc. (Insurance) 30 6,534
AT&T, Inc. (Diversified Telecommunication Services) 4,212 122,106
Atmos Energy Corp. (Gas Utilities) 100 18,472
Autodesk, Inc.
*
(Software) 128 30,643
Automatic Data Processing, Inc. (Professional Services) 243 49,373
AutoZone, Inc.
*
(Specialty Retail) 10 33,778
AvalonBay Communities, Inc. (Residential REITs) 85 13,884
Avery Dennison Corp. (Containers & Packaging) 47 8,116
Axon Enterprise, Inc.
*
(Aerospace & Defense) 48 20,385
Baker Hughes Co. (Energy Equipment & Services) 594 36,264
Ball Corp. (Containers & Packaging) 161 9,517
Bank of America Corp. (Banks) 3,993 194,659
Common Stocks, continued
Shares Value
Baxter International, Inc. (Health Care Equipment &
Supplies) 308 $ 5,174
Becton, Dickinson & Co. (Health Care Equipment &
Supplies) 171 26,886
Berkshire Hathaway, Inc.
*
- Class B (Financial Services) 1,104 529,038
Best Buy Co., Inc. (Specialty Retail) 117 7,511
Biogen, Inc.
*
(Biotechnology) 88 16,133
Bio-Techne Corp. (Life Sciences Tools & Services) 93 4,860
BlackRock, Inc. (Capital Markets) 86 82,707
Blackstone, Inc. (Capital Markets) 451 51,860
Block, Inc.
*
(Financial Services) 330 19,859
Booking Holdings, Inc. (Hotels, Restaurants & Leisure) 19 79,996
Boston Properties, Inc. (Office REITs) 89 4,619
Boston Scientific Corp.
*
(Health Care Equipment &
Supplies) 892 55,973
Bristol-Myers Squibb Co. (Pharmaceuticals) 1,225 74,296
Broadcom, Inc. (Semiconductors & Semiconductor
Equipment) 2,854 883,341
Broadridge Financial Solutions, Inc. (Professional
Services) 71 11,536
Brown & Brown, Inc. (Insurance) 176 11,477
Brown-Forman Corp. - Class B (Beverages) 101 2,670
Builders FirstSource, Inc.
*
(Building Products) 67 5,516
Bunge Global SA (Food Products) 82 10,430
C.H. Robinson Worldwide, Inc. (Air Freight & Logistics) 71 11,791
Cadence Design Systems, Inc.
*
(Software) 164 45,571
Camden Property Trust (Residential REITs) 62 6,055
Campbell Soup Co.
(a)
(Food Products) 117 2,606
Capital One Financial Corp. (Consumer Finance) 376 68,594
Cardinal Health, Inc. (Health Care Providers & Services) 142 30,006
Carnival Corp. (Hotels, Restaurants & Leisure) 691 17,883
Carrier Global Corp. (Building Products) 473 26,635
Carvana Co.
*
(Specialty Retail) 85 26,722
Caterpillar, Inc. (Machinery) 280 198,368
Cboe Global Markets, Inc. (Capital Markets) 63 17,707
CBRE Group, Inc.
*
- Class A (Real Estate Management
& Development) 175 23,706
CDW Corp. (Electronic Equipment, Instruments &
Components) 78 9,440
Cencora, Inc. (Health Care Providers & Services) 117 36,754
Centene Corp.
*
(Health Care Providers & Services) 280 9,167
CenterPoint Energy, Inc. (Multi-Utilities) 392 16,919
CF Industries Holdings, Inc. (Chemicals) 94 12,205
Charles River Laboratories International, Inc.
*
(Life
Sciences Tools & Services) 30 5,175
Charter Communications, Inc.
*
- Class A (Media) 52 11,226
Chevron Corp. (Oil, Gas & Consumable Fuels) 1,128 233,383
Chipotle Mexican Grill, Inc.
*
(Hotels, Restaurants &
Leisure) 783 25,064
Chubb, Ltd. (Insurance) 219 71,378
Church & Dwight Co., Inc. (Household Products) 142 13,251
Ciena Corp.
*
(Communications Equipment) 85 33,000
Cincinnati Financial Corp. (Insurance) 94 14,791
Cintas Corp. (Commercial Services & Supplies) 204 34,505
Cisco Systems, Inc. (Communications Equipment) 2,378 184,509
Citigroup, Inc. (Banks) 1,051 119,194
Citizens Financial Group, Inc. (Banks) 256 15,352
CME Group, Inc. (Capital Markets) 217 64,091
CMS Energy Corp. (Multi-Utilities) 184 14,275
Cognizant Technology Solutions Corp. - Class A (IT
Services) 288 17,669
Coherent Corp.
*
(Electronic Equipment, Instruments &
Components) 113 26,918
Coinbase Global, Inc.
*
- Class A (Capital Markets) 134 23,398
Colgate-Palmolive Co. (Household Products) 485 41,337
Comcast Corp. - Class A (Media) 2,159 61,984

Schedule of Portfolio Investments :: March 31, 2026 (unaudited)
ProFund VP Bull
Common Stocks, continued
Shares Value
Comfort Systems USA, Inc. (Construction &
Engineering) 21 $ 28,959
Conagra Brands, Inc. (Food Products) 286 4,496
ConocoPhillips (Oil, Gas & Consumable Fuels) 737 97,284
Consolidated Edison, Inc. (Multi-Utilities) 217 24,560
Constellation Brands, Inc. - Class A (Beverages) 84 12,600
Constellation Energy Corp. (Electric Utilities) 188 52,499
Copart, Inc.
*
(Commercial Services & Supplies) 534 17,729
Corning, Inc. (Electronic Equipment, Instruments &
Components) 470 63,906
Corpay, Inc.
*
(Software) 42 12,222
Corteva, Inc. (Chemicals) 405 33,903
CoStar Group, Inc.
*
(Real Estate Management &
Development) 254 10,246
Costco Wholesale Corp. (Consumer Staples Distribution
& Retail) 267 266,047
Coterra Energy, Inc. (Oil, Gas & Consumable Fuels) 456 16,024
CRH plc (Construction Materials) 403 42,364
Crowdstrike Holdings, Inc.
*
- Class A (Software) 151 58,952
Crown Castle International Corp. (Specialized REITs) 262 21,303
CSX Corp. (Ground Transportation) 1,118 45,894
Cummins, Inc. (Machinery) 83 44,656
CVS Health Corp. (Health Care Providers & Services) 766 55,014
D.R. Horton, Inc. (Household Durables) 162 22,230
Danaher Corp. (Life Sciences Tools & Services) 379 71,858
Darden Restaurants, Inc. (Hotels, Restaurants & Leisure) 70 13,723
Datadog, Inc.
*
- Class A (Software) 198 23,374
DaVita, Inc.
*
(Health Care Providers & Services) 20 3,074
Deckers Outdoor Corp.
*
(Textiles, Apparel & Luxury
Goods) 86 8,608
Deere & Co. (Machinery) 151 85,057
Dell Technologies, Inc. - Class C (Technology Hardware,
Storage & Peripherals) 179 29,379
Delta Air Lines, Inc. (Passenger Airlines) 391 25,993
Devon Energy Corp. (Oil, Gas & Consumable Fuels) 373 18,769
Dexcom, Inc.
*
(Health Care Equipment & Supplies) 232 14,570
Diamondback Energy, Inc. (Oil, Gas & Consumable
Fuels) 112 22,152
Digital Realty Trust, Inc. (Specialized REITs) 194 34,961
Dollar General Corp. (Consumer Staples Distribution &
Retail) 133 15,791
Dollar Tree, Inc.
*
(Consumer Staples Distribution &
Retail) 111 12,156
Dominion Energy, Inc. (Multi-Utilities) 514 31,775
Domino's Pizza, Inc. (Hotels, Restaurants & Leisure) 18 6,458
DoorDash, Inc.
*
- Class A (Hotels, Restaurants &
Leisure) 225 33,784
Dover Corp. (Machinery) 82 17,093
Dow, Inc. (Chemicals) 431 17,951
DTE Energy Co. (Multi-Utilities) 125 18,278
Duke Energy Corp. (Electric Utilities) 468 61,280
DuPont de Nemours, Inc. (Chemicals) 246 11,267
Eaton Corp. PLC (Electrical Equipment) 234 83,694
eBay, Inc. (Broadline Retail) 272 24,757
EchoStar Corp.
*
- Class A (Media) 82 9,600
Ecolab, Inc. (Chemicals) 153 40,700
Edison International (Electric Utilities) 232 16,978
Edwards LifeSciences Corp.
*
(Health Care Equipment
& Supplies) 349 27,948
Electronic Arts, Inc. (Entertainment) 136 27,726
Elevance Health, Inc. (Health Care Providers &
Services) 133 38,936
Eli Lilly & Co. (Pharmaceuticals) 477 438,731
EMCOR Group, Inc. (Construction & Engineering) 27 19,934
Emerson Electric Co. (Electrical Equipment) 338 44,285
Common Stocks, continued
Shares Value
Entergy Corp. (Electric Utilities) 273 $ 30,674
EOG Resources, Inc. (Oil, Gas & Consumable Fuels) 327 47,274
EPAM Systems, Inc.
*
(IT Services) 33 4,468
EQT Corp. (Oil, Gas & Consumable Fuels) 375 23,865
Equifax, Inc. (Professional Services) 72 12,965
Equinix, Inc. (Specialized REITs) 59 57,833
Equity Residential (Residential REITs) 206 12,185
Erie Indemnity Co. - Class A (Insurance) 16 4,021
Essex Property Trust, Inc. (Residential REITs) 39 9,438
Everest Group, Ltd. (Insurance) 25 8,171
Evergy, Inc. (Electric Utilities) 138 11,305
Eversource Energy (Electric Utilities) 225 15,588
Exelon Corp. (Electric Utilities) 615 30,147
Expand Energy Corp. (Oil, Gas & Consumable Fuels) 143 15,699
Expedia Group, Inc. (Hotels, Restaurants & Leisure) 71 16,393
Expeditors International of Washington, Inc. (Air Freight
& Logistics) 81 11,602
Extra Space Storage, Inc. (Specialized REITs) 128 16,785
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels) 2,515 426,694
F5, Inc.
*
(Communications Equipment) 34 9,837
FactSet Research Systems, Inc. (Capital Markets) 22 4,774
Fair Isaac Corp.
*
(Software) 15 16,013
Fastenal Co. (Trading Companies & Distributors) 690 32,016
Federal Realty Investment Trust (Retail REITs) 48 5,098
FedEx Corp. (Air Freight & Logistics) 130 46,303
Fidelity National Information Services, Inc. (Financial
Services) 311 14,589
Fifth Third Bancorp (Banks) 541 25,135
First Horizon Corp. (Banks) 1 13
First Solar, Inc.
*
(Semiconductors & Semiconductor
Equipment) 64 12,625
FirstEnergy Corp. (Electric Utilities) 312 15,806
Fiserv, Inc.
*
(Financial Services) 323 18,023
Ford Motor Co. (Automobiles) 2,357 27,200
Fortinet, Inc.
*
(Software) 380 31,054
Fortive Corp. (Machinery) 188 10,393
Fox Corp. - Class A (Media) 121 7,066
Fox Corp. - Class B (Media) 84 4,460
Franklin Resources, Inc. (Capital Markets) 183 4,322
Freeport-McMoRan, Inc. (Metals & Mining) 864 50,786
Garmin, Ltd. (Household Durables) 99 22,969
Gartner, Inc.
*
(IT Services) 42 6,650
GE HealthCare Technologies, Inc.
*
(Health Care
Equipment & Supplies) 274 19,503
GE Vernova, Inc. (Electrical Equipment) 162 141,409
Gen Digital, Inc. (Software) 330 6,214
Generac Holdings, Inc.
*
(Electrical Equipment) 35 6,837
General Dynamics Corp. (Aerospace & Defense) 153 52,513
General Electric Co. (Industrial Conglomerates) 632 179,343
General Mills, Inc. (Food Products) 320 11,910
General Motors Co. (Automobiles) 544 40,528
Genuine Parts Co. (Distributors) 83 8,777
Gilead Sciences, Inc. (Biotechnology) 747 104,109
Global Payments, Inc. (Financial Services) 143 9,624
Globe Life, Inc. (Insurance) 49 6,819
GoDaddy, Inc.
*
- Class A (IT Services) 82 6,779
Halliburton Co. (Energy Equipment & Services) 503 19,612
Hasbro, Inc. (Leisure Products) 81 7,582
HCA Healthcare, Inc. (Health Care Providers &
Services) 94 44,485
Healthpeak Properties, Inc. (Health Care REITs) 417 6,851
Henry Schein, Inc.
*
(Health Care Providers & Services) 60 4,422
Hewlett Packard Enterprise Co. (Technology Hardware,
Storage & Peripherals) 798 19,000

March 31, 2026 (unaudited) :: Schedule of Portfolio Investments
ProFund VP Bull
Common Stocks, continued
Shares Value
Hilton Worldwide Holdings, Inc. (Hotels, Restaurants &
Leisure) 137 $ 41,659
Hologic, Inc.
*
(Health Care Equipment & Supplies) 134 10,129
Honeywell International, Inc. (Industrial Conglomerates) 382 86,343
Hormel Foods Corp. (Food Products) 173 3,918
Host Hotels & Resorts, Inc. (Hotel & Resort REITs) 383 7,338
Howmet Aerospace, Inc. (Aerospace & Defense) 241 55,541
HP, Inc. (Technology Hardware, Storage & Peripherals) 550 10,566
Hubbell, Inc. (Electrical Equipment) 32 15,704
Humana, Inc. (Health Care Providers & Services) 72 12,484
Huntington Bancshares, Inc. (Banks) 1,220 19,093
Huntington Ingalls Industries, Inc. (Aerospace &
Defense) 24 9,118
IDEX Corp. (Machinery) 45 8,530
IDEXX Laboratories, Inc.
*
(Health Care Equipment &
Supplies) 49 27,533
Illinois Tool Works, Inc. (Machinery) 158 41,126
Incyte Corp.
*
(Biotechnology) 100 9,412
Ingersoll Rand, Inc. (Machinery) 214 17,146
Insulet Corp.
*
(Health Care Equipment & Supplies) 42 8,813
Intel Corp. (Semiconductors & Semiconductor
Equipment) 2,825 124,667
Interactive Brokers Group, Inc. - Class A (Capital
Markets) 267 17,908
Intercontinental Exchange, Inc. (Capital Markets) 343 53,947
International Business Machines Corp. (IT Services) 562 136,223
International Flavors & Fragrances, Inc. (Chemicals) 154 11,173
International Paper Co. (Containers & Packaging) 317 11,317
Intuit, Inc. (Software) 168 72,640
Intuitive Surgical, Inc.
*
(Health Care Equipment &
Supplies) 213 98,191
Invesco, Ltd. (Capital Markets) 266 6,461
Invitation Homes, Inc. (Residential REITs) 337 8,374
IQVIA Holdings, Inc.
*
(Life Sciences Tools & Services) 102 17,395
Iron Mountain, Inc. (Specialized REITs) 179 18,283
J.B. Hunt Transport Services, Inc. (Ground
Transportation) 45 9,536
Jabil, Inc. (Electronic Equipment, Instruments &
Components) 63 16,735
Jack Henry & Associates, Inc. (Financial Services) 44 6,954
Jacobs Solutions, Inc. (Professional Services) 71 9,037
Johnson & Johnson (Pharmaceuticals) 1,451 354,683
Johnson Controls International PLC (Building Products) 368 48,190
JPMorgan Chase & Co. (Banks) 1,623 477,421
Kenvue, Inc.
*
(Personal Care Products) 1,152 19,860
Keurig Dr Pepper, Inc. (Beverages) 816 21,485
KeyCorp (Banks) 562 11,268
Keysight Technologies, Inc.
*
(Electronic Equipment,
Instruments & Components) 103 29,084
Kimberly-Clark Corp. (Household Products) 200 19,294
Kimco Realty Corp. (Retail REITs) 404 9,078
Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels) 1,176 39,431
KKR & Co., Inc. (Capital Markets) 413 38,203
KLA Corp. (Semiconductors & Semiconductor
Equipment) 79 116,320
L3Harris Technologies, Inc. (Aerospace & Defense) 113 39,002
Labcorp Holdings, Inc. (Health Care Providers &
Services) 49 13,074
Lam Research Corp. (Semiconductors & Semiconductor
Equipment) 752 160,672
Las Vegas Sands Corp.
*
(Hotels, Restaurants & Leisure) 182 9,806
Leidos Holdings, Inc. (Professional Services) 77 11,975
Lennar Corp. - Class A (Household Durables) 130 11,289
Lennox International, Inc. (Building Products) 19 8,818
Linde PLC (Chemicals) 281 139,308
Common Stocks, continued
Shares Value
Live Nation Entertainment, Inc.
*
(Entertainment) 95 $ 14,488
Lockheed Martin Corp. - Class B (Aerospace &
Defense) 122 73,736
Loews Corp. (Insurance) 102 10,887
Lowe's Cos., Inc. (Specialty Retail) 338 79,863
Lululemon Athletica, Inc.
*
(Textiles, Apparel & Luxury
Goods) 64 9,798
Lumentum Holdings, Inc.
*
(Communications
Equipment) 43 30,219
LyondellBasell Industries N.V. - Class A (Chemicals) 155 12,487
M&T Bank Corp. (Banks) 91 18,812
Marathon Petroleum Corp. (Oil, Gas & Consumable
Fuels) 178 43,464
Marriott International, Inc. - Class A (Hotels, Restaurants
& Leisure) 134 43,776
Marsh & McLennan Cos., Inc. (Insurance) 291 50,474
Martin Marietta Materials, Inc. (Construction Materials) 36 21,192
Masco Corp. (Building Products) 122 7,365
MasterCard, Inc. - Class A (Financial Services) 490 244,833
McCormick & Co., Inc. (Food Products) 152 7,667
McDonald's Corp. (Hotels, Restaurants & Leisure) 429 133,330
McKesson Corp. (Health Care Providers & Services) 73 63,171
Medtronic PLC (Health Care Equipment & Supplies) 771 66,807
Merck & Co., Inc. (Pharmaceuticals) 1,494 179,713
Meta Platforms, Inc. - Class A (Interactive Media &
Services) 1,317 753,495
MetLife, Inc. (Insurance) 332 23,479
Mettler-Toledo International, Inc.
*
(Life Sciences Tools
& Services) 12 15,134
MGM Resorts International (Hotels, Restaurants &
Leisure) 114 4,219
Microchip Technology, Inc. (Semiconductors &
Semiconductor Equipment) 325 20,998
Micron Technology, Inc. (Semiconductors &
Semiconductor Equipment) 678 229,055
Microsoft Corp. (Software) 4,469 1,654,289
Mid-America Apartment Communities, Inc. (Residential
REITs) 71 8,671
Moderna, Inc.
*
(Biotechnology) 209 10,617
Molson Coors Beverage Co. - Class B (Beverages) 101 4,349
Mondelez International, Inc. - Class A (Food Products) 771 44,441
Monolithic Power Systems, Inc. (Semiconductors &
Semiconductor Equipment) 29 31,707
Monster Beverage Corp.
*
(Beverages) 430 31,158
Moody's Corp. (Capital Markets) 92 40,135
Morgan Stanley (Capital Markets) 724 119,149
Motorola Solutions, Inc. (Communications Equipment) 100 43,397
MSCI, Inc. (Capital Markets) 44 23,716
Nasdaq, Inc. (Capital Markets) 270 22,920
NetApp, Inc. (Technology Hardware, Storage &
Peripherals) 119 12,184
Netflix, Inc.
*
(Entertainment) 2,541 244,318
Newmont Corp. (Metals & Mining) 657 71,120
News Corp. - Class A (Media) 221 5,510
News Corp. - Class B (Media) 72 2,053
NextEra Energy, Inc. (Electric Utilities) 1,254 116,471
NIKE, Inc. - Class B (Textiles, Apparel & Luxury
Goods) 717 37,872
NiSource, Inc. (Multi-Utilities) 287 13,391
Nordson Corp. (Machinery) 32 8,514
Norfolk Southern Corp. (Ground Transportation) 136 39,032
Northern Trust Corp. (Capital Markets) 113 15,771
Northrop Grumman Corp. (Aerospace & Defense) 81 55,261
Norwegian Cruise Lines Holdings, Ltd.
*
(Hotels,
Restaurants & Leisure) 272 5,086

Schedule of Portfolio Investments :: March 31, 2026 (unaudited)
ProFund VP Bull
Common Stocks, continued
Shares Value
NRG Energy, Inc. (Electric Utilities) 128 $ 18,706
Nucor Corp. (Metals & Mining) 137 23,167
NVIDIA Corp. (Semiconductors & Semiconductor
Equipment) 14,624 2,550,425
NVR, Inc.
*
(Household Durables) 2 13,180
NXP Semiconductors N.V. (Semiconductors &
Semiconductor Equipment) 151 29,726
Occidental Petroleum Corp. (Oil, Gas & Consumable
Fuels) 433 28,145
Old Dominion Freight Line, Inc. (Ground
Transportation) 111 21,689
Omnicom Group, Inc. (Media) 189 14,234
ON Semiconductor Corp.
*
(Semiconductors &
Semiconductor Equipment) 237 14,675
ONEOK, Inc. (Oil, Gas & Consumable Fuels) 379 34,258
Oracle Corp. (Software) 1,020 150,052
O'Reilly Automotive, Inc.
*
(Specialty Retail) 506 46,709
Otis Worldwide Corp. (Machinery) 234 18,037
PACCAR, Inc. (Machinery) 316 36,498
Packaging Corp. of America (Containers & Packaging) 54 11,460
Palantir Technologies, Inc.
*
- Class A (Software) 1,375 201,134
Palo Alto Networks, Inc.
*
(Software) 486 77,916
Paramount Skydance Corp.
*(a)
- Class B (Media) 186 1,678
Parker-Hannifin Corp. (Machinery) 76 68,038
Paychex, Inc. (Professional Services) 194 17,871
PayPal Holdings, Inc.
*
(Financial Services) 554 25,057
Pentair PLC (Machinery) 99 8,624
PepsiCo, Inc. (Beverages) 822 127,648
Pfizer, Inc. (Pharmaceuticals) 3,421 96,062
PG&E Corp. (Electric Utilities) 1,320 23,192
Philip Morris International, Inc. (Tobacco) 937 154,923
Phillips 66 (Oil, Gas & Consumable Fuels) 243 44,270
Pinnacle West Capital Corp. (Electric Utilities) 72 7,254
PNC Financial Services Group, Inc. (Banks) 244 50,774
Pool Corp. (Distributors) 20 4,047
PPG Industries, Inc. (Chemicals) 135 14,429
PPL Corp. (Electric Utilities) 445 16,999
Principal Financial Group, Inc. (Insurance) 119 10,723
Prologis, Inc. (Industrial REITs) 560 74,021
Prudential Financial, Inc. (Insurance) 210 20,515
PTC, Inc.
*
(Software) 72 10,259
Public Service Enterprise Group, Inc. (Multi-Utilities) 300 24,285
Public Storage (Specialized REITs) 95 25,734
PulteGroup, Inc. (Household Durables) 115 13,525
Qnity Electronics, Inc. (Semiconductors &
Semiconductor Equipment) 126 14,538
QUALCOMM, Inc. (Semiconductors & Semiconductor
Equipment) 642 82,677
Quanta Services, Inc. (Construction & Engineering) 90 49,412
Quest Diagnostics, Inc. (Health Care Providers &
Services) 66 12,935
Ralph Lauren Corp. (Textiles, Apparel & Luxury Goods) 23 7,912
Raymond James Financial, Inc. (Capital Markets) 105 15,203
Realty Income Corp. (Retail REITs) 553 33,833
Regency Centers Corp. (Retail REITs) 99 7,490
Regeneron Pharmaceuticals, Inc. (Biotechnology) 60 46,358
Regions Financial Corp. (Banks) 521 13,609
Republic Services, Inc. (Commercial Services &
Supplies) 121 26,501
ResMed, Inc. (Health Care Equipment & Supplies) 88 19,754
Revvity, Inc. (Life Sciences Tools & Services) 68 5,957
Robinhood Markets, Inc.
*
- Class A (Capital Markets) 475 32,918
Rockwell Automation, Inc. (Electrical Equipment) 68 24,404
Rollins, Inc. (Commercial Services & Supplies) 177 9,454
Roper Technologies, Inc. (Software) 64 22,647
Common Stocks, continued
Shares Value
Ross Stores, Inc. (Specialty Retail) 194 $ 42,026
Royal Caribbean Cruises, Ltd. (Hotels, Restaurants &
Leisure) 151 41,552
RTX Corp. (Aerospace & Defense) 808 155,862
S&P Global, Inc. (Capital Markets) 184 78,263
Salesforce, Inc. (Software) 564 105,282
Sandisk Corp.
*
(Semiconductors) 89 56,545
SBA Communications Corp. - Class A (Specialized
REITs) 64 11,015
Seagate Technology Holdings PLC (Technology
Hardware, Storage & Peripherals) 131 51,321
Sempra (Multi-Utilities) 393 38,187
ServiceNow, Inc.
*
(Software) 629 65,762
Simon Property Group, Inc. (Retail REITs) 196 36,560
Skyworks Solutions, Inc. (Semiconductors &
Semiconductor Equipment) 90 4,820
SLB, Ltd. (Energy Equipment & Services) 900 46,251
Smurfit WestRock PLC (Containers & Packaging) 314 12,512
Snap-on, Inc. (Machinery) 31 11,260
Solventum Corp.
*
(Health Care Equipment & Supplies) 89 5,812
Southwest Airlines Co. (Passenger Airlines) 295 11,083
Stanley Black & Decker, Inc. (Machinery) 93 6,609
Starbucks Corp. (Hotels, Restaurants & Leisure) 686 61,459
State Street Corp. (Capital Markets) 168 21,262
Steel Dynamics, Inc. (Metals & Mining) 82 14,760
STERIS PLC (Health Care Equipment & Supplies) 59 13,047
Stryker Corp. (Health Care Equipment & Supplies) 207 68,018
Super Micro Computer, Inc.
*
(Technology Hardware,
Storage & Peripherals) 301 6,854
Synchrony Financial (Consumer Finance) 209 14,216
Synopsys, Inc.
*
(Software) 114 45,199
Sysco Corp. (Consumer Staples Distribution & Retail) 288 20,543
T. Rowe Price Group, Inc. (Capital Markets) 132 11,898
Take-Two Interactive Software, Inc.
*
(Entertainment) 105 20,738
Tapestry, Inc. (Textiles, Apparel & Luxury Goods) 122 17,215
Targa Resources Corp. (Oil, Gas & Consumable Fuels) 129 32,344
Target Corp. (Consumer Staples Distribution & Retail) 273 33,088
TE Connectivity, Ltd. (Electronic Equipment,
Instruments & Components) 177 36,997
Teledyne Technologies, Inc.
*
(Electronic Equipment,
Instruments & Components) 28 16,940
Teradyne, Inc. (Semiconductors & Semiconductor
Equipment) 94 27,867
Tesla, Inc.
*
(Automobiles) 1,692 629,000
Texas Instruments, Inc. (Semiconductors &
Semiconductor Equipment) 547 106,195
Texas Pacific Land Corp. (Oil, Gas & Consumable
Fuels) 35 16,610
Textron, Inc. (Aerospace & Defense) 105 9,194
The AES Corp. (Independent Power/Renewable
Electricity Producers) 428 6,031
The Bank of New York Mellon Corp. (Capital Markets) 414 49,113
The Boeing Co.
*
(Aerospace & Defense) 473 94,141
The Charles Schwab Corp. (Capital Markets) 1,005 94,450
The Cigna Group (Health Care Providers & Services) 158 42,147
The Clorox Co. (Household Products) 72 7,461
The Coca-Cola Co. (Beverages) 2,330 177,198
The Cooper Cos., Inc.
*
(Health Care Equipment &
Supplies) 118 8,437
The Estee Lauder Cos., Inc. (Personal Care Products) 148 10,622
The Goldman Sachs Group, Inc. (Capital Markets) 180 152,279
The Hartford Financial Services Group, Inc. (Insurance) 168 22,719
The Hershey Co. (Food Products) 90 18,710
The Home Depot, Inc. (Specialty Retail) 599 197,006
The J.M. Smucker Co. (Food Products) 64 6,172

March 31, 2026 (unaudited) :: Schedule of Portfolio Investments
ProFund VP Bull
Common Stocks, continued
Shares Value
The Kraft Heinz Co. (Food Products) 511 $ 11,492
The Kroger Co. (Consumer Staples Distribution &
Retail) 351 25,398
The Mosaic Co. (Chemicals) 190 4,845
The Procter & Gamble Co. (Household Products) 1,398 201,927
The Progressive Corp. (Insurance) 353 69,979
The Sherwin-Williams Co. (Chemicals) 138 44,235
The Southern Co. (Electric Utilities) 663 63,993
The TJX Cos., Inc. (Specialty Retail) 669 106,839
The Trade Desk, Inc.
*
- Class A (Media) 263 5,967
The Travelers Cos., Inc. (Insurance) 130 37,918
The Walt Disney Co. (Entertainment) 1,066 102,741
The Williams Cos., Inc. (Oil, Gas & Consumable Fuels) 734 53,421
Thermo Fisher Scientific, Inc. (Life Sciences Tools &
Services) 226 111,087
TKO Group Holdings, Inc. (Entertainment) 39 7,864
T-Mobile U.S., Inc. (Wireless Telecommunication
Services) 286 60,069
Tractor Supply Co. (Specialty Retail) 318 14,405
Trane Technologies PLC (Building Products) 133 55,426
TransDigm Group, Inc.
*
(Aerospace & Defense) 34 39,405
Trimble, Inc.
*
(Electronic Equipment, Instruments &
Components) 143 9,328
Truist Financial Corp. (Banks) 759 34,891
Tyler Technologies, Inc.
*
(Software) 26 8,902
Tyson Foods, Inc. - Class A (Food Products) 169 10,828
U.S. Bancorp (Banks) 935 48,629
Uber Technologies, Inc.
*
(Ground Transportation) 1,238 89,049
UDR, Inc. (Residential REITs) 179 6,047
Ulta Beauty, Inc.
*
(Specialty Retail) 27 14,113
Union Pacific Corp. (Ground Transportation) 357 86,615
United Airlines Holdings, Inc.
*
(Passenger Airlines) 194 17,862
United Parcel Service, Inc. - Class B (Air Freight &
Logistics) 445 43,779
United Rentals, Inc. (Trading Companies & Distributors) 38 27,685
UnitedHealth Group, Inc. (Health Care Providers &
Services) 545 147,471
Universal Health Services, Inc. - Class B (Health Care
Providers & Services) 33 5,906
Valero Energy Corp. (Oil, Gas & Consumable Fuels) 184 45,463
Ventas, Inc. (Health Care REITs) 286 23,389
Veralto Corp.
*
(Commercial Services & Supplies) 149 13,175
VeriSign, Inc. (IT Services) 49 12,170
Verisk Analytics, Inc. (Professional Services) 84 15,939
Verizon Communications, Inc. (Diversified
Telecommunication Services) 2,538 127,407
Vertex Pharmaceuticals, Inc.
*
(Biotechnology) 153 68,321
Vertiv Holdings Company - Class A (Electrical
Equipment) 231 57,884
Viatris, Inc. (Pharmaceuticals) 691 9,335
VICI Properties, Inc. (Specialized REITs) 641 17,512
Visa, Inc. - Class A (Financial Services) 1,012 305,867
Vistra Corp. (Independent Power/Renewable Electricity
Producers) 191 28,713
Vulcan Materials Co. (Construction Materials) 80 21,784
W.R. Berkley Corp. (Insurance) 179 11,864
W.W. Grainger, Inc. (Trading Companies & Distributors) 26 28,361
Wabtec Corp. (Machinery) 103 25,741
Walmart, Inc. (Consumer Staples Distribution & Retail) 2,638 327,851
Warner Bros. Discovery, Inc.
*
(Entertainment) 1,490 40,915
Waste Management, Inc. (Commercial Services &
Supplies) 223 51,242
Waters Corp.
*
(Life Sciences Tools & Services) 59 17,570
WEC Energy Group, Inc. (Multi-Utilities) 196 22,691
Wells Fargo & Co. (Banks) 1,862 148,234
Common Stocks, continued
Shares Value
Welltower, Inc. (Health Care REITs) 420 $ 83,039
West Pharmaceutical Services, Inc. (Life Sciences Tools
& Services) 44 11,028
Western Digital Corp. (Technology Hardware, Storage &
Peripherals) 204 55,180
Weyerhaeuser Co. (Specialized REITs) 433 10,578
Williams-Sonoma, Inc. (Specialty Retail) 72 13,128
Willis Towers Watson PLC (Insurance) 58 16,861
Workday, Inc.
*
- Class A (Software) 128 16,630
Wynn Resorts, Ltd. (Hotels, Restaurants & Leisure) 50 5,078
Xcel Energy, Inc. (Electric Utilities) 356 28,281
Xylem, Inc. (Machinery) 147 17,567
Yum! Brands, Inc. (Hotels, Restaurants & Leisure) 167 25,965
Zebra Technologies Corp.
*
(Electronic Equipment,
Instruments & Components) 30 6,272
Zimmer Biomet Holdings, Inc. (Health Care Equipment
& Supplies) 119 10,760
Zoetis, Inc. (Pharmaceuticals) 254 30,025
TOTAL COMMON STOCKS
  (Cost $4,744,361) 33,637,313
Repurchase Agreements
(b)(c)
( 19.8% )
Principal
Amount Value
Repurchase Agreements with various counterparties,
rates 3.40%-3.54%, dated 3/31/26, due 4/1/26, total to
be received $8,441,823 $ 8,441,000 8,441,000
TOTAL REPURCHASE AGREEMENTS
(Cost $8,441,000) 8,441,000
Collateral for Securities Loaned
(d)
( NM )
Shares Value
Invesco Government & Agency Portfolio — Institutional
Shares,  3.67%
(e)
4,121 4,121
TOTAL COLLATERAL FOR SECURITIES
LOANED
  (Cost $4,121) 4,121
TOTAL INVESTMENT SECURITIES
  (Cost $13,430,855)— 99.0% 42,323,807
Net other assets (liabilities) —  1.0% 412,070
NET ASSETS — 100.0% $ 42,735,877
*
Non-income producing security.
(a)
All or part of this security was on loan as of March 31, 2026. The total value of securities on loan as of March 31, 2026 was $4,028.
(b)
A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At March 31, 2026, the aggregate amount held in a segregated account was $796,000.
(c)
The ProFund VP invests in Repurchase Agreements jointly with other funds in the
Trust.  See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(d)
Securities were purchased with cash collateral held from securities on loan at March
31, 2026.
(e)
Rate periodically changes. Rate disclosed is the daily yield as of March 31, 2026.
NM
Not meaningful, amount is less than 0.05%
REIT
Real Estate Investment Trust

Schedule of Portfolio Investments :: March 31, 2026 (unaudited)
ProFund VP Bull
Futures Contracts Purchased
Number of
Contracts Expiration Date Notional Amount
Value and
Unrealized
Appreciation/
(Depreciation)
E-mini S&P 500 Futures Contracts 9 6/22/26 $ 2,956,838 $ (70,492)
Total Return Swap Agreements—Long
Underlying Instrument Counterparty
Termination
Date
(1)
Rate Paid
(Received)
(2)
Notional Amount
Value and
Unrealized
Appreciation/
(Depreciation)
Russell 2000 Index Goldman Sachs International 4/27/26 4.39% $ 3,926 $ 626,864
S&P 500 Goldman Sachs International 4/27/26 4.39% 4,204,367 9,012
$4,208,293 $635,876
Russell 2000 Index UBS AG 4/27/26 4.39% 295 38,321
S&P 500 UBS AG 4/27/26 4.44% 1,925,913 37,721
$1,926,208 $76,042
$6,134,501 $711,918
(1)
Agreements may be terminated at will by either party without penalty.  Payment is due at termination/maturity.
(2)
Reflects the floating financing rate, as of March 31, 2026, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.  This amount is included as part of the unrealized appreciation/(depreciation).
ProFund VP Bull invested in the following industries as of March 31, 2026:
Value
% of Net
Assets
Aerospace & Defense $ 604,158 1.4%
Air Freight & Logistics 113,475 0.3%
Automobile Components 8,819 NM
Automobiles 696,728 1.6%
Banks 1,177,084 2.8%
Beverages 377,108 0.9%
Biotechnology 600,359 1.4%
Broadline Retail 1,249,176 3.0%
Building Products 163,923 0.4%
Capital Markets 1,080,425 2.5%
Chemicals 394,176 0.9%
Commercial Services & Supplies 152,606 0.4%
Communications Equipment 377,331 0.9%
Construction & Engineering 98,305 0.2%
Construction Materials 85,340 0.2%
Consumer Finance 180,208 0.4%
Consumer Staples Distribution & Retail 700,874 1.5%
Containers & Packaging 63,933 0.1%
Distributors 12,824 NM
Diversified Telecommunication Services 249,513 0.6%
Electric Utilities 562,897 1.4%
Electrical Equipment 403,799 0.9%
Electronic Equipment, Instruments & Components 309,119 0.7%
Energy Equipment & Services 102,127 0.2%
Entertainment 458,790 1.1%
Financial Services 1,204,930 2.8%
Food Products 153,678 0.4%
Gas Utilities 18,472 NM
Ground Transportation 291,815 0.7%
Value
% of Net
Assets
Health Care Equipment & Supplies $ 601,434 1.4%
Health Care Providers & Services 519,046 1.2%
Health Care REITs 113,279 0.3%
Hotel & Resort REITs 7,338 NM
Hotels, Restaurants & Leisure 597,432 1.4%
Household Durables 83,193 0.2%
Household Products 283,270 0.7%
Independent Power/Renewable Electricity Producers 34,744 0.1%
Industrial Conglomerates 311,724 0.7%
Industrial REITs 74,021 0.2%
Insurance 581,937 1.4%
Interactive Media & Services 2,568,330 6.0%
IT Services 267,402 0.6%
Leisure Products 7,582 NM
Life Sciences Tools & Services 279,441 0.7%
Machinery 623,257 1.5%
Media 123,778 0.3%
Metals & Mining 159,833 0.4%
Multi-Utilities 222,608 0.5%
Office REITs 8,936 NM
Oil, Gas & Consumable Fuels 1,247,590 3.0%
Passenger Airlines 54,938 0.1%
Personal Care Products 30,482 0.1%
Pharmaceuticals 1,182,845 2.7%
Prime Broker Cash 241,373 0.6%
Professional Services 128,696 0.3%
Real Estate Management & Development 33,952 0.1%
Residential REITs 64,654 0.2%
Retail REITs 92,059 0.2%
Semiconductors 56,545 0.1%

March 31, 2026 (unaudited) :: Schedule of Portfolio Investments
ProFund VP Bull
Value
% of Net
Assets
Semiconductors & Semiconductor Equipment $ 4,866,782 11.4%
Software 2,779,670 6.5%
Specialized REITs 262,672 0.5%
Specialty Retail 582,100 1.4%
Technology Hardware, Storage & Peripherals 2,426,719 5.7%
Textiles, Apparel & Luxury Goods 81,405 0.2%
Tobacco 221,573 0.5%
Trading Companies & Distributors 88,062 0.2%
Water Utilities 15,923 NM
Wireless Telecommunication Services 60,069 0.1%
Other
**
8,857,191 20.8%
Total $ 42,735,877 100.0%
**
Includes any non-equity securities and other net assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM
Not meaningful, amount is less than 0.05%
REIT
Real Estate Investment Trust

Schedule of Portfolio Investments :: March 31, 2026 (unaudited)
ProFund VP Communication Services
Common Stocks ( 98 .9% )
Shares Value
Alphabet, Inc. - Class A (Interactive Media & Services) 2,867 $ 824,435
Alphabet, Inc. - Class C (Interactive Media & Services) 2,303 660,639
AT&T, Inc. (Diversified Telecommunication Services) 16,206 469,812
Charter Communications, Inc.
*
- Class A (Media) 2,111 455,723
Comcast Corp. - Class A (Media) 16,139 463,351
EchoStar Corp.
*
- Class A (Media) 3,969 464,650
Electronic Arts, Inc. (Entertainment) 2,302 469,309
Fox Corp. - Class A (Media) 4,805 280,612
Fox Corp. - Class B (Media) 3,389 179,956
Live Nation Entertainment, Inc.
*
(Entertainment) 3,137 478,424
Meta Platforms, Inc. - Class A (Interactive Media &
Services) 2,462 1,408,583
Netflix, Inc.
*
(Entertainment) 5,017 482,385
News Corp. - Class A (Media) 10,916 272,136
News Corp. - Class B (Media) 3,603 102,722
Omnicom Group, Inc. (Media) 6,192 466,319
Paramount Skydance Corp.
*(a)
- Class B (Media) 9,163 82,650
Take-Two Interactive Software, Inc.
*
(Entertainment) 2,416 477,160
The Trade Desk, Inc.
*
- Class A (Media) 12,982 294,562
The Walt Disney Co. (Entertainment) 4,945 476,599
TKO Group Holdings, Inc. (Entertainment) 1,955 394,226
T-Mobile U.S., Inc. (Wireless Telecommunication
Services) 2,180 457,865
Verizon Communications, Inc. (Diversified
Telecommunication Services) 9,272 465,454
Warner Bros. Discovery, Inc.
*
(Entertainment) 17,217 472,779
TOTAL COMMON STOCKS
  (Cost $6,512,184) 10,600,351
Repurchase Agreements
(b)
( 0 .8% )
Principal
Amount Value
Repurchase Agreements with various counterparties,
rates 3.40%-3.54%, dated 3/31/26, due 4/1/26, total to
be received $91,009 $ 91,000 $ 91,000
TOTAL REPURCHASE AGREEMENTS
(Cost $91,000) 91,000
Collateral for Securities Loaned
(c)
( 0 .4% )
Shares Value
Invesco Government & Agency Portfolio — Institutional
Shares,  3.67%
(d)
39,877 39,877
TOTAL COLLATERAL FOR SECURITIES
LOANED
  (Cost $39,877) 39,877
TOTAL INVESTMENT SECURITIES
  (Cost $6,643,061)— 100.1% 10,731,228
Net other assets (liabilities) — ( 0 .1 ) % (11,456)
NET ASSETS — 100.0% $ 10,719,772
*
Non-income producing security.
(a)
All or part of this security was on loan as of March 31, 2026. The total value of securities on loan as of March 31, 2026 was $38,885.
(b)
The ProFund VP invests in Repurchase Agreements jointly with other funds in the
Trust.  See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(c)
Securities were purchased with cash collateral held from securities on loan at March
31, 2026.
(d)
Rate periodically changes. Rate disclosed is the daily yield as of March 31, 2026.
Total Return Swap Agreements—Long
Underlying Instrument Counterparty
Termination
Date
(1)
Rate Paid
(Received)
(2)
Notional Amount
Value and
Unrealized
Appreciation/
(Depreciation)
S&P Communication Services
Select Sector Index Goldman Sachs International 4/23/26 4.39% $ 99,827 $ (2,847)
(1)
Agreements may be terminated at will by either party without penalty.  Payment is due at termination/maturity.
(2)
Reflects the floating financing rate, as of March 31, 2026, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.  This amount is included as part of the unrealized appreciation/(depreciation).
ProFund VP Communication Services invested in the following industries as of March
31, 2026:
Value
% of Net
Assets
Diversified Telecommunication Services $ 935,266 8.7%
Entertainment 3,250,882 30.3%
Interactive Media & Services 2,893,657 27.0%
Media 3,062,681 28.6%
Wireless Telecommunication Services 457,865 4.3%
Other
**
119,421 1.1%
Total $ 10,719,772 100.0%
**
Includes any non-equity securities and other net assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

March 31, 2026 (unaudited) :: Schedule of Portfolio Investments
ProFund VP Consumer Discretionary
Common Stocks ( 98 .9% )
Shares Value
Airbnb, Inc.
*
- Class A (Hotels, Restaurants & Leisure) 1,750 $ 220,990
Amazon.com, Inc.
*
(Broadline Retail) 18,751 3,905,271
Aptiv PLC
*
(Automobile Components) 879 61,038
AutoZone, Inc.
*
(Specialty Retail) 68 229,689
Best Buy Co., Inc. (Specialty Retail) 805 51,681
Booking Holdings, Inc. (Hotels, Restaurants & Leisure) 133 559,972
Carnival Corp. (Hotels, Restaurants & Leisure) 4,751 122,956
Carvana Co.
*
(Specialty Retail) 584 183,598
Chipotle Mexican Grill, Inc.
*
(Hotels, Restaurants &
Leisure) 5,380 172,214
D.R. Horton, Inc. (Household Durables) 1,113 152,726
Darden Restaurants, Inc. (Hotels, Restaurants & Leisure) 476 93,315
Deckers Outdoor Corp.
*
(Textiles, Apparel & Luxury
Goods) 586 58,653
Domino's Pizza, Inc. (Hotels, Restaurants & Leisure) 128 45,925
DoorDash, Inc.
*
- Class A (Hotels, Restaurants &
Leisure) 1,544 231,832
eBay, Inc. (Broadline Retail) 1,867 169,934
Expedia Group, Inc. (Hotels, Restaurants & Leisure) 483 111,520
Ford Motor Co. (Automobiles) 16,187 186,798
Garmin, Ltd. (Household Durables) 675 156,607
General Motors Co. (Automobiles) 3,734 278,183
Genuine Parts Co. (Distributors) 575 60,806
Hasbro, Inc. (Leisure Products) 551 51,574
Hilton Worldwide Holdings, Inc. (Hotels, Restaurants &
Leisure) 947 287,964
Las Vegas Sands Corp.
*
(Hotels, Restaurants & Leisure) 1,249 67,296
Lennar Corp. - Class A (Household Durables) 891 77,374
Lowe's Cos., Inc. (Specialty Retail) 2,317 547,461
Lululemon Athletica, Inc.
*
(Textiles, Apparel & Luxury
Goods) 441 67,517
Marriott International, Inc. - Class A (Hotels, Restaurants
& Leisure) 910 297,590
McDonald's Corp. (Hotels, Restaurants & Leisure) 2,399 745,584
MGM Resorts International (Hotels, Restaurants &
Leisure) 793 29,349
NIKE, Inc. - Class B (Textiles, Apparel & Luxury
Goods) 4,922 259,980
Norwegian Cruise Lines Holdings, Ltd.
*
(Hotels,
Restaurants & Leisure) 1,881 35,175
Common Stocks, continued
Shares Value
NVR, Inc.
*
(Household Durables) 12 $ 79,078
O'Reilly Automotive, Inc.
*
(Specialty Retail) 3,478 321,054
Pool Corp. (Distributors) 135 27,315
PulteGroup, Inc. (Household Durables) 794 93,382
Ralph Lauren Corp. (Textiles, Apparel & Luxury Goods) 160 55,038
Ross Stores, Inc. (Specialty Retail) 1,336 289,418
Royal Caribbean Cruises, Ltd. (Hotels, Restaurants &
Leisure) 1,039 285,912
Starbucks Corp. (Hotels, Restaurants & Leisure) 4,706 421,611
Tapestry, Inc. (Textiles, Apparel & Luxury Goods) 836 117,968
Tesla, Inc.
*
(Automobiles) 8,469 3,148,351
The Home Depot, Inc. (Specialty Retail) 2,998 986,011
The TJX Cos., Inc. (Specialty Retail) 4,587 732,544
Tractor Supply Co. (Specialty Retail) 2,183 98,890
Ulta Beauty, Inc.
*
(Specialty Retail) 183 95,656
Williams-Sonoma, Inc. (Specialty Retail) 493 89,889
Wynn Resorts, Ltd. (Hotels, Restaurants & Leisure) 349 35,441
Yum! Brands, Inc. (Hotels, Restaurants & Leisure) 1,147 178,336
TOTAL COMMON STOCKS
  (Cost $6,669,358) 16,576,466
Repurchase Agreements
(a)
( 1 .0% )
Principal
Amount Value
Repurchase Agreements with various counterparties,
rates 3.40%-3.54%, dated 3/31/26, due 4/1/26, total to
be received $176,017 $ 176,000 176,000
TOTAL REPURCHASE AGREEMENTS
(Cost $176,000) 176,000
TOTAL INVESTMENT SECURITIES
  (Cost $6,845,358)— 99.9% 16,752,466
Net other assets (liabilities) — 0 .1% 22,265
NET ASSETS — 100.0% $ 16,774,731
*
Non-income producing security.
(a)
The ProFund VP invests in Repurchase Agreements jointly with other funds in the
Trust.  See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
Total Return Swap Agreements—Long
Underlying Instrument Counterparty
Termination
Date
(1)
Rate Paid
(Received)
(2)
Notional Amount
Value and
Unrealized
Appreciation/
(Depreciation)
S&P Consumer Discretionary
Select Sector Index Goldman Sachs International 4/23/26 4.39% $ 191,692 $ (1,754)
(1)
Agreements may be terminated at will by either party without penalty.  Payment is due at termination/maturity.
(2)
Reflects the floating financing rate, as of March 31, 2026, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.  This amount is included as part of the unrealized appreciation/(depreciation).

Schedule of Portfolio Investments :: March 31, 2026 (unaudited)
ProFund VP Consumer Discretionary
ProFund VP Consumer Discretionary invested in the following industries as of March 31,
2026:
Value
% of Net
Assets
Automobile Components $ 61,038 0.4%
Automobiles 3,613,332 21.5%
Broadline Retail 4,075,205 24.4%
Distributors 88,121 0.5%
Hotels, Restaurants & Leisure 3,942,982 23.6%
Household Durables 559,167 3.3%
Leisure Products 51,574 0.3%
Specialty Retail 3,625,891 21.6%
Textiles, Apparel & Luxury Goods 559,156 3.3%
Other
**
198,265 1.1%
Total $ 16,774,731 100.0%
**
Includes any non-equity securities and other net assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

March 31, 2026 (unaudited) :: Schedule of Portfolio Investments
ProFund VP Consumer Staples
Common Stocks ( 97 .3% )
Shares Value
Altria Group, Inc. (Tobacco) 7,449 $ 491,560
Archer-Daniels-Midland Co. (Food Products) 3,483 253,179
Brown-Forman Corp. - Class B (Beverages) 1,238 32,733
Bunge Global SA (Food Products) 981 124,783
Campbell Soup Co.
(a)
(Food Products) 1,426 31,757
Church & Dwight Co., Inc. (Household Products) 1,715 160,044
Colgate-Palmolive Co. (Household Products) 5,514 469,958
Conagra Brands, Inc. (Food Products) 3,467 54,501
Constellation Brands, Inc. - Class A (Beverages) 1,018 152,700
Costco Wholesale Corp. (Consumer Staples Distribution
& Retail) 1,036 1,032,301
Dollar General Corp. (Consumer Staples Distribution &
Retail) 1,595 189,374
Dollar Tree, Inc.
*
(Consumer Staples Distribution &
Retail) 1,340 146,743
General Mills, Inc. (Food Products) 3,867 143,930
Hormel Foods Corp. (Food Products) 2,113 47,859
Kenvue, Inc.
*
(Personal Care Products) 13,885 239,377
Keurig Dr Pepper, Inc. (Beverages) 9,845 259,219
Kimberly-Clark Corp. (Household Products) 2,405 232,010
McCormick & Co., Inc. (Food Products) 1,838 92,709
Molson Coors Beverage Co. - Class B (Beverages) 1,227 52,835
Mondelez International, Inc. - Class A (Food Products) 8,926 514,496
Monster Beverage Corp.
*
(Beverages) 5,169 374,546
PepsiCo, Inc. (Beverages) 3,190 495,375
Philip Morris International, Inc. (Tobacco) 3,633 600,680
Sysco Corp. (Consumer Staples Distribution & Retail) 3,471 247,586
Target Corp. (Consumer Staples Distribution & Retail) 3,281 397,657
The Clorox Co. (Household Products) 876 90,780
The Coca-Cola Co. (Beverages) 9,036 687,187
The Estee Lauder Cos., Inc. (Personal Care Products) 1,792 128,612
The Hershey Co. (Food Products) 1,074 223,274
The J.M. Smucker Co. (Food Products) 773 74,548
The Kraft Heinz Co. (Food Products) 6,176 138,898
The Kroger Co. (Consumer Staples Distribution &
Retail) 4,219 305,287
The Procter & Gamble Co. (Household Products) 5,424 783,443
Common Stocks, continued
Shares Value
Tyson Foods, Inc. - Class A (Food Products) 2,044 $ 130,959
Walmart, Inc. (Consumer Staples Distribution & Retail) 10,231 1,271,510
TOTAL COMMON STOCKS
  (Cost $5,546,455) 10,672,410
Repurchase Agreements
(b)
( 4 .1% )
Principal
Amount Value
Repurchase Agreements with various counterparties,
rates 3.40%-3.54%, dated 3/31/26, due 4/1/26, total to
be received $450,044 $ 450,000 450,000
TOTAL REPURCHASE AGREEMENTS
(Cost $450,000) 450,000
Collateral for Securities Loaned
(c)
( 0 .3% )
Shares Value
Invesco Government & Agency Portfolio — Institutional
Shares,  3.67%
(d)
29,712 29,712
TOTAL COLLATERAL FOR SECURITIES
LOANED
  (Cost $29,712) 29,712
TOTAL INVESTMENT SECURITIES
  (Cost $6,026,167)— 101.7% 11,152,122
Net other assets (liabilities) — ( 1 .7 ) % (190,755)
NET ASSETS — 100.0% $ 10,961,367
*
Non-income producing security.
(a)
All or part of this security was on loan as of March 31, 2026. The total value of securities on loan as of March 31, 2026 was $29,085.
(b)
The ProFund VP invests in Repurchase Agreements jointly with other funds in the
Trust.  See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(c)
Securities were purchased with cash collateral held from securities on loan at March
31, 2026.
(d)
Rate periodically changes. Rate disclosed is the daily yield as of March 31, 2026.
Total Return Swap Agreements—Long
Underlying Instrument Counterparty
Termination
Date
(1)
Rate Paid
(Received)
(2)
Notional Amount
Value and
Unrealized
Appreciation/
(Depreciation)
S&P Consumer Staples Select
Sector Index Goldman Sachs International 4/23/26 4.39% $ 275,278 $ 1,108
(1)
Agreements may be terminated at will by either party without penalty.  Payment is due at termination/maturity.
(2)
Reflects the floating financing rate, as of March 31, 2026, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.  This amount is included as part of the unrealized appreciation/(depreciation).
ProFund VP Consumer Staples invested in the following industries as of March 31, 2026:
Value
% of Net
Assets
Beverages $ 2,054,595 18.7%
Consumer Staples Distribution & Retail 3,590,458 32.7%
Food Products 1,830,893 16.7%
Household Products 1,736,235 15.8%
Personal Care Products 367,989 3.4%
Tobacco 1,092,240 10.0%
Other
**
288,957 2.7%
Total $ 10,961,367 100.0%
**
Includes any non-equity securities and other net assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

Schedule of Portfolio Investments :: March 31, 2026 (unaudited)
ProFund VP Dow 30
Repurchase Agreements
(a) (b)
( 97 .6% )
Principal
Amount Value
Repurchase Agreements with various counterparties,
rates 3.40%-3.54%, dated 3/31/26, due 4/1/26, total to
be received $355,035 $ 355,000 $ 355,000
TOTAL REPURCHASE AGREEMENTS
(Cost $355,000) 355,000
TOTAL INVESTMENT SECURITIES
  (Cost $355,000)— 97.6% 355,000
Net other assets (liabilities) — 2 .4% 8,550
NET ASSETS — 100.0% $ 363,550
(a)
A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At March 31, 2026, the aggregate amount held in a segregated account was $51,000.
(b)
The ProFund VP invests in Repurchase Agreements jointly with other funds in the
Trust.  See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
Total Return Swap Agreements—Long
Underlying Instrument Counterparty
Termination
Date
(1)
Rate Paid
(Received)
(2)
Notional Amount
Value and
Unrealized
Appreciation/
(Depreciation)
Dow Jones Industrial Average Goldman Sachs International 4/27/26 4.39% $ 288,301 $ 7,171
Dow Jones Industrial Average UBS AG 4/27/26 4.44% 74,494 1,853
$362,795 $9,024
(1)
Agreements may be terminated at will by either party without penalty.  Payment is due at termination/maturity.
(2)
Reflects the floating financing rate, as of March 31, 2026, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.  This amount is included as part of the unrealized appreciation/(depreciation).

March 31, 2026 (unaudited) :: Schedule of Portfolio Investments
ProFund VP Emerging Markets
Common Stocks ( 91 .2% )
Shares Value
Alibaba Group Holding, Ltd.
ADR
(Broadline Retail) 38,091 $ 4,778,898
Ambev S.A.
*ADR(a)
(Beverages) 67,902 198,274
America Movil S.A.B. de C.V.
*ADR
(Wireless
Telecommunication Services) 14,416 367,320
ASE Technology Holding Co., Ltd.
ADR
(Semiconductors
& Semiconductor Equipment) 28,027 607,625
Axia Energia
*ADR
(Electric Utilities) 14,565 164,293
Baidu, Inc.
*ADR
(Interactive Media & Services) 4,440 494,705
Banco Bradesco S.A.
ADR
(Banks) 84,374 307,965
Banco de Chile
ADR
(Banks) 3,707 137,307
BeOne Medicines, Ltd.
*ADR
(Biotechnology) 1,155 343,000
Bilibili, Inc.
*ADR(a)
(Entertainment) 4,650 104,904
Cemex S.A.B. de C.V.
*ADR
(Construction Materials) 24,153 276,310
Chunghwa Telecom Co., Ltd.
ADR
(Diversified
Telecommunication Services) 6,065 256,186
Cia de Saneamento Basico do Estado de Sao Paulo
*ADR
(Water Utilities) 7,547 230,257
Dr. Reddy's Laboratories, Ltd.
*ADR(a)
(Pharmaceuticals) 9,721 134,636
Embraer S.A.
ADR
(Aerospace & Defense) 2,776 164,728
Fomento Economico Mexicano S.A.B. de C.V.
ADR
(Beverages) 2,701 299,973
Full Truck Alliance Co., Ltd.
ADR
(Ground Transportation) 13,189 109,469
Gold Fields, Ltd.
ADR
(Metals & Mining) 14,361 651,989
Grupo Aeroportuario del Pacifico S.A.B. de C.V.
ADR
(Transportation Infrastructure) 651 160,712
Grupo Cibest S.A.
ADR
(Banks) 1,777 129,383
H World Group, Ltd.
*ADR
(Hotels, Restaurants & Leisure) 2,749 138,247
Harmony Gold Mining Co., Ltd.
*ADR(a)
(Metals &
Mining) 8,710 133,873
HDFC Bank, Ltd.
ADR
(Banks) 60,557 1,506,658
ICICI Bank, Ltd.
ADR
(Banks) 42,224 1,093,602
Infosys, Ltd.
ADR(a)
(IT Services) 56,345 761,221
Itau Unibanco Holding S.A.
ADR
(Banks) 86,304 723,227
JD.com, Inc.
ADR
(Broadline Retail) 22,856 675,852
KB Financial Group, Inc.
*ADR
(Banks) 5,532 551,707
KE Holdings, Inc.
ADR(a)
(Real Estate Management &
Development) 10,322 154,520
Korea Electric Power Corp.
*ADR
(Electric Utilities) 8,194 116,765
Li Auto, Inc.
*ADR(a)
(Automobiles) 9,541 170,116
NetEase, Inc.
ADR
(Entertainment) 5,455 610,634
New Oriental Education & Technology Group, Inc.
*ADR
(Diversified Consumer Services) 2,188 123,906
NIO, Inc.
*ADR(a)
(Automobiles) 29,328 176,848
PDD Holdings, Inc.
*ADR
(Broadline Retail) 12,457 1,272,856
Petroleo Brasileiro S.A.
ADR
(Oil, Gas & Consumable
Fuels) 29,686 615,985
POSCO Holdings, Inc.
*ADR
(Metals & Mining) 4,803 280,927
Shinhan Financial Group Co., Ltd.
*ADR
(Banks) 7,359 451,254
Sibanye Stillwater, Ltd.
ADR
(Metals & Mining) 11,290 139,093
Sociedad Quimica y Minera de Chile S.A.
ADR
(Chemicals) 2,278 184,381
Taiwan Semiconductor Manufacturing Co., Ltd.
ADR
(Semiconductors & Semiconductor Equipment) 16,851 5,694,795
Telekomunikasi Indonesia Persero Tbk.
*ADR
(Diversified
Telecommunication Services) 7,271 135,822
Tencent Music Entertainment Group
*ADR
(Entertainment) 7,887 73,191
Trip.com Group, Ltd.
*ADR
(Hotels, Restaurants &
Leisure) 9,698 482,864
United Microelectronics Corp.
ADR(a)
(Semiconductors &
Semiconductor Equipment) 37,759 339,076
Vale S.A.
ADR
(Metals & Mining) 57,212 910,243
Woori Financial Group, Inc.
ADR
(Banks) 3,592 239,227
XPeng, Inc.
*ADR(a)
(Automobiles) 11,720 200,529
ZTO Express Cayman, Inc.
*ADR
(Air Freight & Logistics) 6,584 165,719
TOTAL COMMON STOCKS
  (Cost $13,817,005) 28,041,072
Common Stocks, continued
Shares Value
Preferred Stocks (2.1%)
Petroleo Brasileiro S.A.
*ADR
(Oil, Gas & Consumable
Fuels) 35,195 $ 659,906
TOTAL PREFERRED STOCKS
  (Cost $131,085) 659,906
Repurchase Agreements
(b) (c)
( 1 .1% )
Principal
Amount Value
Repurchase Agreements with various counterparties,
rates 3.40%-3.54%, dated 3/31/26, due 4/1/26, total to
be received $339,033 $ 339,000 339,000
TOTAL REPURCHASE AGREEMENTS
(Cost $339,000) 339,000
Collateral for Securities Loaned
(d)
( 7 .3% )
Shares Value
Invesco Government & Agency Portfolio — Institutional
Shares,  3.67%
(e)
2,238,228 2,238,228
TOTAL COLLATERAL FOR SECURITIES
LOANED
  (Cost $2,238,228) 2,238,228
TOTAL INVESTMENT SECURITIES
  (Cost $16,525,318)— 101.7% 31,278,206
Net other assets (liabilities) — ( 1 .7 ) % (527,087)
NET ASSETS — 100.0% $ 30,751,119
*
Non-income producing security.
(a)
All or part of this security was on loan as of March 31, 2026. The total value of securities on loan as of March 31, 2026 was $2,225,277.
(b)
A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At March 31, 2026, the aggregate amount held in a segregated account was $339,000.
(c)
The ProFund VP invests in Repurchase Agreements jointly with other funds in the
Trust.  See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(d)
Securities were purchased with cash collateral held from securities on loan at March
31, 2026.
(e)
Rate periodically changes. Rate disclosed is the daily yield as of March 31, 2026.
ADR
American Depositary Receipt

Schedule of Portfolio Investments :: March 31, 2026 (unaudited)
ProFund VP Emerging Markets
Total Return Swap Agreements—Long
Underlying Instrument Counterparty
Termination
Date
(1)
Rate Paid
(Received)
(2)
Notional Amount
Value and
Unrealized
Appreciation/
(Depreciation)
S&P Emerging 50 ADR Index
(USD) Goldman Sachs International 4/27/26 4.39% $ 1,139,536 $ 31,334
S&P Emerging 50 ADR Index
(USD) UBS AG 4/27/26 4.44% 897,743 25,350
$2,037,279 $56,684
(1)
Agreements may be terminated at will by either party without penalty.  Payment is due at termination/maturity.
(2)
Reflects the floating financing rate, as of March 31, 2026, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.  This amount is included as part of the unrealized appreciation/(depreciation).
ProFund VP Emerging Markets invested in the following industries as of March 31, 2026:
Value
% of Net
Assets
Aerospace & Defense $ 164,728 0.5%
Air Freight & Logistics 165,719 0.5%
Automobiles 547,493 1.8%
Banks 5,140,330 16.9%
Beverages 498,247 1.6%
Biotechnology 343,000 1.1%
Broadline Retail 6,727,606 21.9%
Chemicals 184,381 0.6%
Construction Materials 276,310 0.9%
Diversified Consumer Services 123,906 0.4%
Diversified Telecommunication Services 392,008 1.2%
Electric Utilities 281,058 0.9%
Entertainment 788,729 2.5%
Ground Transportation 109,469 0.4%
Hotels, Restaurants & Leisure 621,111 2.0%
Interactive Media & Services 494,705 1.6%
IT Services 761,221 2.5%
Metals & Mining 2,116,125 7.0%
Oil, Gas & Consumable Fuels 1,275,891 4.1%
Pharmaceuticals 134,636 0.4%
Real Estate Management & Development 154,520 0.5%
Semiconductors & Semiconductor Equipment 6,641,496 21.6%
Transportation Infrastructure 160,712 0.5%
Water Utilities 230,257 0.7%
Wireless Telecommunication Services 367,320 1.2%
Other
**
2,050,141 6.7%
Total $ 30,751,119 100.0%
ProFund VP Emerging Markets invested in securities with exposure to the following countries as of March 31, 2026:
Value
% of Net
Assets
Brazil $ 3,974,878 12.9%
Chile 321,688 1.0%
China 10,076,258 32.7%
Colombia 129,383 0.4%
India 3,496,117 11.4%
Indonesia 135,822 0.4%
Mexico 1,104,315 3.6%
South Africa 924,955 3.1%
South Korea 1,639,880 5.4%
Taiwan 6,897,682 22.4%
Other
**
2,050,141 6 .7%
Total $ 30,751,119 100.0%
**
Includes any non-equity securities and other net assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

March 31, 2026 (unaudited) :: Schedule of Portfolio Investments
ProFund VP Energy
Common Stocks ( 98 .9% )
Shares Value
APA Corp. (Oil, Gas & Consumable Fuels) 8,498 $ 360,655
Baker Hughes Co. (Energy Equipment & Services) 23,680 1,445,664
Chevron Corp. (Oil, Gas & Consumable Fuels) 37,888 7,839,028
ConocoPhillips (Oil, Gas & Consumable Fuels) 24,763 3,268,716
Coterra Energy, Inc. (Oil, Gas & Consumable Fuels) 18,178 638,775
Devon Energy Corp. (Oil, Gas & Consumable Fuels) 14,863 747,906
Diamondback Energy, Inc. (Oil, Gas & Consumable
Fuels) 4,651 919,921
EOG Resources, Inc. (Oil, Gas & Consumable Fuels) 13,002 1,879,699
EQT Corp. (Oil, Gas & Consumable Fuels) 14,954 951,673
Expand Energy Corp. (Oil, Gas & Consumable Fuels) 5,707 626,514
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels) 63,400 10,756,445
Halliburton Co. (Energy Equipment & Services) 20,069 782,490
Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels) 46,912 1,572,959
Marathon Petroleum Corp. (Oil, Gas & Consumable
Fuels) 7,069 1,726,108
Occidental Petroleum Corp. (Oil, Gas & Consumable
Fuels) 17,233 1,120,145
ONEOK, Inc. (Oil, Gas & Consumable Fuels) 15,077 1,362,810
Phillips 66 (Oil, Gas & Consumable Fuels) 9,655 1,758,948
SLB, Ltd. (Energy Equipment & Services) 35,830 1,841,304
Targa Resources Corp. (Oil, Gas & Consumable Fuels) 5,144 1,289,755
Texas Pacific Land Corp. (Oil, Gas & Consumable
Fuels) 1,388 658,689
Common Stocks, continued
Shares Value
The Williams Cos., Inc. (Oil, Gas & Consumable Fuels) 25,272 $ 1,839,296
Valero Energy Corp. (Oil, Gas & Consumable Fuels) 7,309 1,805,908
TOTAL COMMON STOCKS
  (Cost $12,282,528) 45,193,408
Repurchase Agreements
(a)
( 0 .8% )
Principal
Amount Value
Repurchase Agreements with various counterparties,
rates 3.40%-3.54%, dated 3/31/26, due 4/1/26, total to
be received $365,036 $ 365,000 365,000
TOTAL REPURCHASE AGREEMENTS
(Cost $365,000) 365,000
TOTAL INVESTMENT SECURITIES
  (Cost $12,647,528)— 99.7% 45,558,408
Net other assets (liabilities) — 0 .3% 133,450
NET ASSETS — 100.0% $ 45,691,858
(a)
The ProFund VP invests in Repurchase Agreements jointly with other funds in the
Trust.  See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
Total Return Swap Agreements—Long
Underlying Instrument Counterparty
Termination
Date
(1)
Rate Paid
(Received)
(2)
Notional Amount
Value and
Unrealized
Appreciation/
(Depreciation)
S&P Energy Select Sector Index Goldman Sachs International 4/23/26 4.39% $ 496,419 $ 30,603
(1)
Agreements may be terminated at will by either party without penalty.  Payment is due at termination/maturity.
(2)
Reflects the floating financing rate, as of March 31, 2026, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.  This amount is included as part of the unrealized appreciation/(depreciation).
ProFund VP Energy invested in the following industries as of March 31, 2026:
Value
% of Net
Assets
Energy Equipment & Services $ 4,069,458 8.9%
Oil, Gas & Consumable Fuels 41,123,950 90.0%
Other
**
498,450 1.1%
Total $ 45,691,858 100.0%
**
Includes any non-equity securities and other net assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

Schedule of Portfolio Investments :: March 31, 2026 (unaudited)
ProFund VP Europe 30
Common Stocks (100.1%)
Shares Value
Anheuser-Busch InBev S.A./N.V.
ADR
(Beverages) 8,418 $ 583,957
ArcelorMittal SA
ADR
(Metals & Mining) 7,728 401,701
Argenx SE
*ADR
(Biotechnology) 414 302,324
ARM Holdings PLC
*ADR
(Semiconductors &
Semiconductor Equipment) 4,692 709,806
ASML Holding N.V. (Semiconductors & Semiconductor
Equipment) 690 911,372
AstraZeneca plc
ADR
(Pharmaceuticals) 2,622 517,111
Barclays PLC
ADR
(Banks) 18,079 382,552
BioNTech SE
*ADR
(Biotechnology) 3,450 306,636
BP PLC
ADR
(Oil, Gas & Consumable Fuels) 13,387 629,189
British American Tobacco PLC
ADR
(Tobacco) 9,384 548,682
Diageo PLC
ADR
(Beverages) 4,416 328,771
Equinor ASA
ADR
(Oil, Gas & Consumable Fuels) 17,113 722,169
GSK PLC
ADR
(Pharmaceuticals) 9,799 540,807
Haleon PLC
*ADR
(Personal Care Products) 36,848 368,848
HSBC Holdings PLC
ADR
(Banks) 10,627 876,621
ING Groep N.V.
ADR
(Banks) 16,147 420,629
National Grid PLC
ADR
(Multi-Utilities) 5,658 478,667
Nokia Oyj
*ADR
(Communications Equipment) 54,651 439,394
Novo Nordisk A/S
ADR
(Pharmaceuticals) 14,629 537,616
RELX PLC
ADR
(Professional Services) 10,489 347,710
Rio Tinto PLC
ADR
(Metals & Mining) 7,038 656,575
Ryanair Holdings PLC
*ADR
(Passenger Airlines) 4,830 279,174
Sanofi S.A.
ADR
(Pharmaceuticals) 10,765 518,658
SAP SE
ADR
(Software) 3,174 543,421
Shell PLC
ADR
(Oil, Gas & Consumable Fuels) 9,661 898,473
Telefonaktiebolaget LM Ericsson
ADR (a)
(Communications
Equipment) 35,468 399,724
Tenaris S.A.
ADR
(Energy Equipment & Services) 8,280 481,731
TotalEnergies S.E. (Oil, Gas & Consumable Fuels) 8,694 790,980
Unilever PLC
ADR
(Household Products) 8,832 503,159
Vodafone Group PLC
ADR
(Wireless Telecommunication
Services) 25,945 389,694
TOTAL COMMON STOCKS
  (Cost $8,183,246) 15,816,151
Collateral for Securities Loaned
(b)
( 2.4% )
Shares Value
Invesco Government & Agency Portfolio — Institutional
Shares,  3.67%
(c)
380,823 380,823
TOTAL COLLATERAL FOR SECURITIES
LOANED
  (Cost $380,823) 380,823
TOTAL INVESTMENT SECURITIES
  (Cost $8,564,069)— 102.5% 16,196,974
Net other assets (liabilities) —  (2.5)% (393,248)
NET ASSETS — 100.0% $ 15,803,726
*
Non-income producing security.
(a)
All or part of this security was on loan as of March 31, 2026. The total value of securities on loan as of March 31, 2026 was $373,206.
(b)
Securities were purchased with cash collateral held from securities on loan at March
31, 2026.
(c)
Rate periodically changes. Rate disclosed is the daily yield as of March 31, 2026.
ADR
American Depositary Receipt
ProFund VP Europe 30 invested in the following industries as of March 31, 2026:
Value
% of Net
Assets
Banks $ 1,679,802 10.6%
Value
% of Net
Assets
Beverages $ 912,728 5.8%
Biotechnology 608,960 3.8%
Communications Equipment 839,118 5.3%
Energy Equipment & Services 481,731 3.1%
Household Products 503,159 3.2%
Metals & Mining 1,058,276 6.7%
Multi-Utilities 478,667 3.0%
Oil, Gas & Consumable Fuels 3,040,811 19.2%
Passenger Airlines 279,174 1.8%
Personal Care Products 368,848 2.3%
Pharmaceuticals 2,114,192 13.4%
Professional Services 347,710 2.2%
Semiconductors & Semiconductor Equipment 1,621,178 10.2%
Software 543,421 3.5%
Tobacco 548,682 3.5%
Wireless Telecommunication Services 389,694 2.5%
Other
**
(12,425) (0.1)%
Total $ 15,803,726 100.0%
ProFund VP Europe 30 invested in securities with exposure to the following countries as of March 31, 2026:
Value
% of Net
Assets
Belgium $ 583,957 3.7%
Denmark 537,616 3.4%
Finland 439,394 2.8%
France 1,309,638 8.3%
Germany 850,057 5.4%
Ireland 279,174 1.8%
Luxembourg 883,432 5.6%
Netherlands 1,634,325 10.3%
Norway 722,169 4.6%
Sweden 399,724 2.5%
United Kingdom 8,176,665 51.7%
Other
**
(12,425) (0.1)%
Total $ 15,803,726 100.0%
**
Includes any non-equity securities and other net assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

March 31, 2026 (unaudited) :: Schedule of Portfolio Investments
ProFund VP Falling U.S. Dollar
Repurchase Agreements
(a)(b)
( 101.5% )
Principal
Amount Value
Repurchase Agreements with various counterparties,
rates 3.40%-3.54%, dated 3/31/26, due 4/1/26, total to
be received $583,057 $ 583,000 $ 583,000
TOTAL REPURCHASE AGREEMENTS
(Cost $583,000) 583,000
TOTAL INVESTMENT SECURITIES
  (Cost $1,248,254)— 216.5% 1,243,158
Net other assets (liabilities) —  (116.5)% (668,858)
NET ASSETS — 100.0% $ 574,300
(a)
A portion of these securities were held in a segregated account for the benefit of forward currency contract counterparties in the event of default. At March 31, 2026, the aggregate amount held in a segregated account was $12,000.
(b)
The ProFund VP invests in Repurchase Agreements jointly with other funds in the
Trust.  See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
As of March 31, 2026, the ProFund VP Falling U.S. Dollar's forward currency contracts with Goldman Sachs International were as follows:
Description and amount of currency purchased Description and amount of currency sold Delivery Date Fair Value
Unrealized
Appreciation/
(Depreciation)
Short:
U.S. dollar $ 10,015 British pound 7,552 4/10/26 $ 9,995 $ 20
U.S. dollar 6,966 Canadian dollar 9,669 4/10/26 6,955 11
U.S. dollar 50,637 Euro 43,984 4/10/26 50,858 (221)
U.S. dollar 11,575 Japanese yen 1,843,153 4/10/26 11,626 (51)
U.S. dollar 3,346 Swedish krona 31,707 4/10/26 3,353 (7)
U.S. dollar 2,804 Swiss franc 2,230 4/10/26 2,793 11
Total Short Contracts $ 85,343 $ 85,580 $(237)
Description and amount of currency purchased Description and amount of currency sold Delivery Date Fair Value
Unrealized
Appreciation/
(Depreciation)
Long:
British pound 24,746 U.S. dollar $ 33,189 4/10/26 $ 32,749 $ (440)
Canadian dollar 38,560 U.S. dollar 28,414 4/10/26 27,736 (678)
Euro 152,063 U.S. dollar 176,430 4/10/26 175,828 (602)
Japanese yen 6,361,402 U.S. dollar 40,219 4/10/26 40,127 (92)
Swedish krona 120,615 U.S. dollar 13,128 4/10/26 12,755 (373)
Swiss franc 9,621 U.S. dollar 12,383 4/10/26 12,050 (333)
Total Long Contracts $ 303,763 $ 301,245 $ (2,518)
As of March 31, 2026, the ProFund VP Falling U.S. Dollar's forward currency contracts with UBS AG were as follows:
Description and amount of currency purchased Description and amount of currency sold Delivery Date Fair Value
Unrealized
Appreciation/
(Depreciation)
Long:
British pound 34,339 U.S. dollar $ 46,012 4/10/26 $ 45,443 $ (569)
Canadian dollar 43,384 U.S. dollar 31,957 4/10/26 31,205 (752)
Euro 178,646 U.S. dollar 207,042 4/10/26 206,566 (476)
Japanese yen 7,863,896 U.S. dollar 49,701 4/10/26 49,604 (97)
Swedish krona 139,931 U.S. dollar 15,183 4/10/26 14,798 (385)
Swiss franc 9,020 U.S. dollar 11,596 4/10/26 11,297 (299)
Total Long Contracts $ 361,491 $ 358,913 $ (2,578)
Total unrealized appreciation $42
Total unrealized (depreciation) (5,375)
Total net unrealized appreciation/(depreciation) $(5,333)

Schedule of Portfolio Investments :: March 31, 2026 (unaudited)
ProFund VP Financials
Common Stocks ( 98 .4% )
Shares Value
Aflac, Inc. (Insurance) 1,713 $ 187,933
Allstate Corp. (Insurance) 954 197,802
American Express Co. (Consumer Finance) 1,965 594,373
American International Group, Inc. (Insurance) 1,968 148,092
Ameriprise Financial, Inc. (Capital Markets) 335 148,874
Aon PLC - Class A (Insurance) 787 254,028
Apollo Global Management, Inc. (Financial Services) 1,704 189,860
Arch Capital Group, Ltd.
*
(Insurance) 1,311 125,843
Ares Management Corporation - Class A (Capital
Markets) 756 82,480
Arthur J. Gallagher & Co. (Insurance) 943 204,235
Assurant, Inc. (Insurance) 184 40,077
Bank of America Corp. (Banks) 24,344 1,186,770
Berkshire Hathaway, Inc.
*
- Class B (Financial Services) 6,727 3,223,578
BlackRock, Inc. (Capital Markets) 529 508,745
Blackstone, Inc. (Capital Markets) 2,747 315,878
Block, Inc.
*
(Financial Services) 2,009 120,902
Brown & Brown, Inc. (Insurance) 1,074 70,036
Capital One Financial Corp. (Consumer Finance) 2,293 418,312
Cboe Global Markets, Inc. (Capital Markets) 384 107,931
Chubb, Ltd. (Insurance) 1,334 434,790
Cincinnati Financial Corp. (Insurance) 572 90,004
Citigroup, Inc. (Banks) 6,411 727,072
Citizens Financial Group, Inc. (Banks) 1,559 93,493
CME Group, Inc. (Capital Markets) 1,323 390,748
Coinbase Global, Inc.
*
- Class A (Capital Markets) 818 142,831
Corpay, Inc.
*
(Software) 257 74,784
Erie Indemnity Co. - Class A (Insurance) 93 23,372
Everest Group, Ltd. (Insurance) 149 48,701
FactSet Research Systems, Inc. (Capital Markets) 136 29,511
Fidelity National Information Services, Inc. (Financial
Services) 1,900 89,129
Fifth Third Bancorp (Banks) 3,302 153,411
First Horizon Corp. (Banks) —
(a)
9
Fiserv, Inc.
*
(Financial Services) 1,973 110,093
Franklin Resources, Inc. (Capital Markets) 1,127 26,620
Global Payments, Inc. (Financial Services) 873 58,753
Globe Life, Inc. (Insurance) 292 40,638
Huntington Bancshares, Inc. (Banks) 7,447 116,546
Interactive Brokers Group, Inc. - Class A (Capital
Markets) 1,634 109,592
Intercontinental Exchange, Inc. (Capital Markets) 2,083 327,614
Invesco, Ltd. (Capital Markets) 1,629 39,568
Jack Henry & Associates, Inc. (Financial Services) 265 41,881
JPMorgan Chase & Co. (Banks) 9,892 2,909,830
KeyCorp (Banks) 3,438 68,932
KKR & Co., Inc. (Capital Markets) 2,518 232,915
Loews Corp. (Insurance) 620 66,179
M&T Bank Corp. (Banks) 557 115,143
Marsh & McLennan Cos., Inc. (Insurance) 1,776 308,047
MasterCard, Inc. - Class A (Financial Services) 2,988 1,492,984
MetLife, Inc. (Insurance) 2,019 142,784
Common Stocks, continued
Shares Value
Moody's Corp. (Capital Markets) 563 $ 245,609
Morgan Stanley (Capital Markets) 4,414 726,412
MSCI, Inc. (Capital Markets) 270 145,533
Nasdaq, Inc. (Capital Markets) 1,648 139,899
Northern Trust Corp. (Capital Markets) 684 95,466
PayPal Holdings, Inc.
*
(Financial Services) 3,378 152,787
PNC Financial Services Group, Inc. (Banks) 1,482 308,389
Principal Financial Group, Inc. (Insurance) 726 65,420
Prudential Financial, Inc. (Insurance) 1,277 124,750
Raymond James Financial, Inc. (Capital Markets) 644 93,245
Regions Financial Corp. (Banks) 3,184 83,166
Robinhood Markets, Inc.
*
- Class A (Capital Markets) 2,900 200,970
S&P Global, Inc. (Capital Markets) 1,123 477,657
State Street Corp. (Capital Markets) 1,024 129,597
Synchrony Financial (Consumer Finance) 1,275 86,726
T. Rowe Price Group, Inc. (Capital Markets) 802 72,292
The Bank of New York Mellon Corp. (Capital Markets) 2,525 299,541
The Charles Schwab Corp. (Capital Markets) 6,128 575,909
The Goldman Sachs Group, Inc. (Capital Markets) 1,100 930,588
The Hartford Financial Services Group, Inc. (Insurance) 1,023 138,340
The Progressive Corp. (Insurance) 2,150 426,216
The Travelers Cos., Inc. (Insurance) 793 231,302
Truist Financial Corp. (Banks) 4,632 212,933
U.S. Bancorp (Banks) 5,703 296,613
Visa, Inc. - Class A (Financial Services) 6,167 1,863,914
W.R. Berkley Corp. (Insurance) 1,093 72,444
Wells Fargo & Co. (Banks) 11,346 903,255
Willis Towers Watson PLC (Insurance) 349 101,454
TOTAL COMMON STOCKS
  (Cost $4,854,615) 25,832,150
Repurchase Agreements
(b)
( 0 .9% )
Principal
Amount Value
Repurchase Agreements with various counterparties,
rates 3.40%-3.54%, dated 3/31/26, due 4/1/26, total to
be received $228,022 $ 228,000 228,000
TOTAL REPURCHASE AGREEMENTS
(Cost $228,000) 228,000
TOTAL INVESTMENT SECURITIES
  (Cost $5,082,615)— 99.3% 26,060,150
Net other assets (liabilities) — 0 .7% 171,062
NET ASSETS — 100.0% $ 26,231,212
*
Non-income producing security.
(a)
Number of shares is less than 0.50.
(b)
The ProFund VP invests in Repurchase Agreements jointly with other funds in the
Trust.  See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
Total Return Swap Agreements—Long
Underlying Instrument Counterparty
Termination
Date
(1)
Rate Paid
(Received)
(2)
Notional Amount
Value and
Unrealized
Appreciation/
(Depreciation)
S&P Financial Select Sector
Index Goldman Sachs International 4/23/26 4.39% $ 282,789 $ (1,314)
(1)
Agreements may be terminated at will by either party without penalty.  Payment is due at termination/maturity.
(2)
Reflects the floating financing rate, as of March 31, 2026, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.  This amount is included as part of the unrealized appreciation/(depreciation).

March 31, 2026 (unaudited) :: Schedule of Portfolio Investments
ProFund VP Financials
ProFund VP Financials invested in the following industries as of March 31, 2026:
Value
% of Net
Assets
Banks $ 7,175,562 27.4%
Capital Markets 6,596,025 25.1%
Consumer Finance 1,099,411 4.2%
Financial Services 7,343,881 27.9%
Insurance 3,542,487 13.5%
Software 74,784 0.3%
Other
**
399,062 1.6%
Total $ 26,231,212 100.0%
**
Includes any non-equity securities and other net assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

Schedule of Portfolio Investments :: March 31, 2026 (unaudited)
ProFund VP Health Care
Common Stocks (98.6%)
Shares Value
Abbott Laboratories (Health Care Equipment &
Supplies) 9,419 $ 967,048
AbbVie, Inc. (Biotechnology) 9,573 2,082,033
Agilent Technologies, Inc. (Life Sciences Tools &
Services) 1,532 174,617
Align Technology, Inc.
*
(Health Care Equipment &
Supplies) 361 61,886
Amgen, Inc. (Biotechnology) 2,917 1,026,346
Baxter International, Inc. (Health Care Equipment &
Supplies) 2,787 46,822
Becton, Dickinson & Co. (Health Care Equipment &
Supplies) 1,542 242,449
Biogen, Inc.
*
(Biotechnology) 795 145,747
Bio-Techne Corp. (Life Sciences Tools & Services) 847 44,264
Boston Scientific Corp.
*
(Health Care Equipment &
Supplies) 8,033 504,071
Bristol-Myers Squibb Co. (Pharmaceuticals) 11,031 669,030
Cardinal Health, Inc. (Health Care Providers & Services) 1,275 269,420
Cencora , Inc. (Health Care Providers & Services) 1,054 331,104
Centene Corp.
*
(Health Care Providers & Services) 2,531 82,865
Charles River Laboratories International, Inc.
*
(Life
Sciences Tools & Services) 267 46,058
CVS Health Corp. (Health Care Providers & Services) 6,891 494,912
Danaher Corp. (Life Sciences Tools & Services) 3,408 646,157
DaVita, Inc.
*
(Health Care Providers & Services) 181 27,818
Dexcom, Inc.
*
(Health Care Equipment & Supplies) 2,085 130,938
Edwards LifeSciences Corp.
*
(Health Care Equipment
& Supplies) 3,143 251,691
Elevance Health, Inc. (Health Care Providers &
Services) 1,195 349,836
Eli Lilly & Co. (Pharmaceuticals) 4,292 3,947,653
GE HealthCare Technologies, Inc.
*
(Health Care
Equipment & Supplies) 2,469 175,743
Gilead Sciences, Inc. (Biotechnology) 6,720 936,566
HCA Healthcare, Inc. (Health Care Providers &
Services) 848 401,308
Henry Schein, Inc.
*
(Health Care Providers & Services) 542 39,945
Hologic, Inc.
*
(Health Care Equipment & Supplies) 1,206 91,162
Humana, Inc. (Health Care Providers & Services) 653 113,224
IDEXX Laboratories, Inc.
*
(Health Care Equipment &
Supplies) 433 243,298
Incyte Corp.
*
(Biotechnology) 906 85,273
Insulet Corp.
*
(Health Care Equipment & Supplies) 381 79,949
Intuitive Surgical, Inc.
*
(Health Care Equipment &
Supplies) 1,924 886,944
IQVIA Holdings, Inc.
*
(Life Sciences Tools & Services) 919 156,726
Johnson & Johnson (Pharmaceuticals) 13,054 3,190,920
Labcorp Holdings, Inc. (Health Care Providers &
Services) 449 119,798
McKesson Corp. (Health Care Providers & Services) 663 573,734
Medtronic PLC (Health Care Equipment & Supplies) 6,944 601,698
Merck & Co., Inc. (Pharmaceuticals) 13,444 1,617,179
Common Stocks, continued
Shares Value
Mettler-Toledo International, Inc.
*
(Life Sciences Tools
& Services) 110 $ 138,732
Moderna, Inc.
*
(Biotechnology) 1,884 95,707
Pfizer, Inc. (Pharmaceuticals) 30,798 864,808
Quest Diagnostics, Inc. (Health Care Providers &
Services) 596 116,804
Regeneron Pharmaceuticals, Inc. (Biotechnology) 546 421,861
ResMed, Inc. (Health Care Equipment & Supplies) 789 177,115
Revvity , Inc. (Life Sciences Tools & Services) 614 53,793
Solventum Corp.
*
(Health Care Equipment & Supplies) 799 52,175
STERIS PLC (Health Care Equipment & Supplies) 531 117,420
Stryker Corp. (Health Care Equipment & Supplies) 1,866 613,149
The Cigna Group (Health Care Providers & Services) 1,427 380,652
The Cooper Cos., Inc.
*
(Health Care Equipment &
Supplies) 1,062 75,933
Thermo Fisher Scientific, Inc. (Life Sciences Tools &
Services) 2,035 1,000,263
UnitedHealth Group, Inc. (Health Care Providers &
Services) 4,907 1,327,784
Universal Health Services, Inc. - Class B (Health Care
Providers & Services) 299 53,512
Vertex Pharmaceuticals, Inc.
*
(Biotechnology) 1,376 614,439
Viatris , Inc. (Pharmaceuticals) 6,239 84,289
Waters Corp.
*
(Life Sciences Tools & Services) 531 158,132
West Pharmaceutical Services, Inc. (Life Sciences Tools
& Services) 390 97,750
Zimmer Biomet Holdings, Inc. (Health Care Equipment
& Supplies) 1,073 97,021
Zoetis, Inc. (Pharmaceuticals) 2,287 270,346
TOTAL COMMON STOCKS
  (Cost $4,536,643) 28,667,917
Repurchase Agreements
(a)
( 2.7% )
Principal
Amount Value
Repurchase Agreements with various counterparties,
rates 3.40%-3.54%, dated 3/31/26, due 4/1/26, total to
be received $778,076 $ 778,000 778,000
TOTAL REPURCHASE AGREEMENTS
(Cost $778,000) 778,000
TOTAL INVESTMENT SECURITIES
  (Cost $5,314,643)— 101.3% 29,445,917
Net other assets (liabilities) —  (1.3)% (383,327)
NET ASSETS — 100.0% $ 29,062,590
*
Non-income producing security.
(a)
The ProFund VP invests in Repurchase Agreements jointly with other funds in the
Trust.  See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
Total Return Swap Agreements—Long
Underlying Instrument Counterparty
Termination
Date
(1)
Rate Paid
(Received)
(2)
Notional Amount
Value and
Unrealized
Appreciation/
(Depreciation)
S&P Health Care Select Sector
Index Goldman Sachs International 4/23/26 4.39% $ 320,339 $ 5,545
(1)
Agreements may be terminated at will by either party without penalty.  Payment is due at termination/maturity.
(2)
Reflects the floating financing rate, as of March 31, 2026, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.  This amount is included as part of the unrealized appreciation/(depreciation).

March 31, 2026 (unaudited) :: Schedule of Portfolio Investments
ProFund VP Health Care
ProFund VP Health Care invested in the following industries as of March 31, 2026:
Value
% of Net
Assets
Biotechnology $ 5,407,972 18.6%
Health Care Equipment & Supplies 5,416,512 18.6%
Health Care Providers & Services 4,682,716 16.1%
Life Sciences Tools & Services 2,516,492 8.7%
Pharmaceuticals 10,644,225 36.6%
Other
**
394,673 1.4%
Total $ 29,062,590 100.0%
**
Includes any non-equity securities and other net assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

Schedule of Portfolio Investments :: March 31, 2026 (unaudited)
ProFund VP Industrials
Common Stocks (98.6%)
Shares Value
3M Co. (Industrial Conglomerates) 1,940 $ 281,746
A.O. Smith Corp. (Building Products) 414 27,299
Allegion PLC (Building Products) 317 46,057
AMETEK, Inc. (Electrical Equipment) 848 181,777
Automatic Data Processing, Inc. (Professional Services) 1,483 301,316
Axon Enterprise, Inc.
*
(Aerospace & Defense) 291 123,585
Broadridge Financial Solutions, Inc. (Professional
Services) 430 69,866
Builders FirstSource , Inc.
*
(Building Products) 407 33,508
C.H. Robinson Worldwide, Inc. (Air Freight & Logistics) 437 72,573
Carrier Global Corp. (Building Products) 2,894 162,961
Caterpillar, Inc. (Machinery) 1,714 1,214,299
Cintas Corp. (Commercial Services & Supplies) 1,252 211,763
Comfort Systems USA, Inc. (Construction &
Engineering) 130 179,269
Copart, Inc.
*
(Commercial Services & Supplies) 3,281 108,929
CSX Corp. (Ground Transportation) 6,850 281,193
Cummins, Inc. (Machinery) 509 273,852
Deere & Co. (Machinery) 929 523,305
Delta Air Lines, Inc. (Passenger Airlines) 2,393 159,087
Dover Corp. (Machinery) 497 103,600
Eaton Corp. PLC (Electrical Equipment) 1,431 511,826
EMCOR Group, Inc. (Construction & Engineering) 165 121,821
Emerson Electric Co. (Electrical Equipment) 2,070 271,211
Equifax, Inc. (Professional Services) 444 79,951
Expeditors International of Washington, Inc. (Air Freight
& Logistics) 494 70,756
Fastenal Co. (Trading Companies & Distributors) 4,230 196,272
FedEx Corp. (Air Freight & Logistics) 797 283,875
Fortive Corp. (Machinery) 1,154 63,793
GE Vernova , Inc. (Electrical Equipment) 993 866,791
Generac Holdings, Inc.
*
(Electrical Equipment) 216 42,191
General Dynamics Corp. (Aerospace & Defense) 935 320,911
General Electric Co. (Industrial Conglomerates) 3,863 1,096,204
Honeywell International, Inc. (Industrial Conglomerates) 2,339 528,684
Howmet Aerospace, Inc. (Aerospace & Defense) 1,477 340,389
Hubbell, Inc. (Electrical Equipment) 196 96,185
Huntington Ingalls Industries, Inc. (Aerospace &
Defense) 145 55,086
IDEX Corp. (Machinery) 276 52,316
Illinois Tool Works, Inc. (Machinery) 966 251,440
Ingersoll Rand, Inc. (Machinery) 1,311 105,037
J.B. Hunt Transport Services, Inc. (Ground
Transportation) 275 58,273
Jacobs Solutions, Inc. (Professional Services) 433 55,112
Johnson Controls International PLC (Building Products) 2,255 295,292
L3Harris Technologies, Inc. (Aerospace & Defense) 688 237,463
Leidos Holdings, Inc. (Professional Services) 471 73,250
Lennox International, Inc. (Building Products) 118 54,767
Lockheed Martin Corp. - Class B (Aerospace &
Defense) 746 450,875
Masco Corp. (Building Products) 750 45,278
Nordson Corp. (Machinery) 195 51,882
Norfolk Southern Corp. (Ground Transportation) 827 237,349
Northrop Grumman Corp. (Aerospace & Defense) 491 334,980
Old Dominion Freight Line, Inc. (Ground
Transportation) 678 132,481
Otis Worldwide Corp. (Machinery) 1,432 110,379
PACCAR, Inc. (Machinery) 1,935 223,493
Parker-Hannifin Corp. (Machinery) 465 416,287
Paychex, Inc. (Professional Services) 1,190 109,623
Pentair PLC (Machinery) 603 52,527
Quanta Services, Inc. (Construction & Engineering) 549 301,412
Republic Services, Inc. (Commercial Services &
Supplies) 741 162,294
Rockwell Automation, Inc. (Electrical Equipment) 414 148,576
Rollins, Inc. (Commercial Services & Supplies) 1,081 57,736
Common Stocks, continued
Shares Value
RTX Corp. (Aerospace & Defense) 4,945 $ 953,890
Snap-on, Inc. (Machinery) 191 69,375
Southwest Airlines Co. (Passenger Airlines) 1,810 68,002
Stanley Black & Decker, Inc. (Machinery) 571 40,575
Textron, Inc. (Aerospace & Defense) 642 56,214
The Boeing Co.
*
(Aerospace & Defense) 2,893 575,793
Trane Technologies PLC (Building Products) 815 339,644
TransDigm Group, Inc.
*
(Aerospace & Defense) 208 241,064
Uber Technologies, Inc.
*
(Ground Transportation) 7,581 545,301
Union Pacific Corp. (Ground Transportation) 2,186 530,367
United Airlines Holdings, Inc.
*
(Passenger Airlines) 1,191 109,655
United Parcel Service, Inc. - Class B (Air Freight &
Logistics) 2,722 267,790
United Rentals, Inc. (Trading Companies & Distributors) 232 169,026
Veralto Corp.
*
(Commercial Services & Supplies) 915 80,904
Verisk Analytics, Inc. (Professional Services) 513 97,342
Vertiv Holdings Company - Class A (Electrical
Equipment) 1,409 353,067
W.W. Grainger, Inc. (Trading Companies & Distributors) 161 175,620
Wabtec Corp. (Machinery) 628 156,943
Waste Management, Inc. (Commercial Services &
Supplies) 1,367 314,124
Xylem, Inc. (Machinery) 897 107,192
TOTAL COMMON STOCKS
  (Cost $5,805,089) 18,571,941
Repurchase Agreements
(a)
( 0.9% )
Principal
Amount Value
Repurchase Agreements with various counterparties,
rates 3.40%-3.54%, dated 3/31/26, due 4/1/26, total to
be received $160,016 $ 160,000 160,000
TOTAL REPURCHASE AGREEMENTS
(Cost $160,000) 160,000
TOTAL INVESTMENT SECURITIES
  (Cost $5,965,089)— 99.5% 18,731,941
Net other assets (liabilities) —  0.5% 88,649
NET ASSETS — 100.0% $ 18,820,590
*
Non-income producing security.
(a)
The ProFund VP invests in Repurchase Agreements jointly with other funds in the
Trust.  See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

March 31, 2026 (unaudited) :: Schedule of Portfolio Investments
ProFund VP Industrials
Total Return Swap Agreements—Long
Underlying Instrument Counterparty
Termination
Date
(1)
Rate Paid
(Received)
(2)
Notional Amount
Value and
Unrealized
Appreciation/
(Depreciation)
S&P Industrials Select Sector
Index Goldman Sachs International 4/23/26 4.39% $ 297,059 $ (7,919)
(1)
Agreements may be terminated at will by either party without penalty.  Payment is due at termination/maturity.
(2)
Reflects the floating financing rate, as of March 31, 2026, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.  This amount is included as part of the unrealized appreciation/(depreciation).
ProFund VP Industrials invested in the following industries as of March 31, 2026:
Value
% of Net
Assets
Aerospace & Defense $ 3,690,250 19.6%
Air Freight & Logistics 694,994 3.7%
Building Products 1,004,806 5.3%
Commercial Services & Supplies 935,750 5.0%
Construction & Engineering 602,502 3.2%
Electrical Equipment 2,471,624 13.1%
Ground Transportation 1,784,964 9.5%
Industrial Conglomerates 1,906,634 10.1%
Machinery 3,816,295 20.2%
Passenger Airlines 336,744 1.8%
Professional Services 786,460 4.2%
Trading Companies & Distributors 540,918 2.9%
Other
**
248,649 1.4%
Total $ 18,820,590 100.0%
**
Includes any non-equity securities and other net assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

Schedule of Portfolio Investments :: March 31, 2026 (unaudited)
ProFund VP International
Repurchase Agreements
(a) (b)
( 93 .9% )
Principal
Amount Value
Repurchase Agreements with various counterparties,
rates 3.40%-3.54%, dated 3/31/26, due 4/1/26, total to
be received $13,637,330 $ 13,636,000 $ 13,636,000
TOTAL REPURCHASE AGREEMENTS
(Cost $13,636,000) 13,636,000
TOTAL INVESTMENT SECURITIES
  (Cost $13,636,000)— 93.9% 13,636,000
Net other assets (liabilities) — 6 .1% 885,978
NET ASSETS — 100.0% $ 14,521,978
(a)
A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At March 31, 2026, the aggregate amount held in a segregated account was $1,821,000.
(b)
The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust.  See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
Total Return Swap Agreements—Long
Underlying Instrument Counterparty
Termination
Date
(1)
Rate Paid
(Received)
(2)
Notional Amount
Value and
Unrealized
Appreciation/
(Depreciation)
MSCI EAFE Index Goldman Sachs International 4/27/26 4.29% $ 7,259,695 $ 247,223
MSCI EAFE Index UBS AG 4/27/26 4.44% 7,252,566 230,789
$14,512,261 $478,012
(1)
Agreements may be terminated at will by either party without penalty.  Payment is due at termination/maturity.
(2)
Reflects the floating financing rate, as of March 31, 2026, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.  This amount is included as part of the unrealized appreciation/(depreciation).

March 31, 2026 (unaudited) :: Schedule of Portfolio Investments
ProFund VP Internet
Common Stocks (98.8%)
Shares Value
Airbnb, Inc.
*
- Class A (Hotels, Restaurants & Leisure) 2,158 $ 272,512
Akamai Technologies, Inc.
*
(IT Services) 733 84,185
Alphabet, Inc. - Class A (Interactive Media & Services) 1,815 521,921
Alphabet, Inc. - Class C (Interactive Media & Services) 1,458 418,242
Amazon.com, Inc.
*
(Broadline Retail) 4,750 989,283
Arista Networks, Inc.
*
(Communications Equipment) 3,288 403,701
Atlassian Corp.
*
- Class A (Software) 864 58,968
Booking Holdings, Inc. (Hotels, Restaurants & Leisure) 105 442,084
Box, Inc.
*
- Class A (Software) 730 17,257
Carvana Co.
*
(Specialty Retail) 720 226,354
Ciena Corp.
*
(Communications Equipment) 718 278,749
Cisco Systems, Inc. (Communications Equipment) 8,441 654,936
Cloudflare, Inc.
*
- Class A (IT Services) 1,616 333,445
Copart, Inc.
*
(Commercial Services & Supplies) 4,536 150,596
CoreWeave , Inc.
*
- Class A (IT Services) 1,231 95,366
Datadog, Inc.
*
- Class A (Software) 1,672 197,380
DocuSign, Inc.
*
(Software) 1,020 48,358
DoorDash , Inc.
*
- Class A (Hotels, Restaurants &
Leisure) 1,905 286,036
DraftKings, Inc.
*
(Hotels, Restaurants & Leisure) 2,523 54,547
Dropbox, Inc.
*
- Class A (Software) 888 20,175
Duolingo, Inc.
*
(Diversified Consumer Services) 204 20,108
eBay, Inc. (Broadline Retail) 2,302 209,528
F5, Inc.
*
(Communications Equipment) 288 83,327
Flutter Entertainment PLC
*
(Hotels, Restaurants &
Leisure) 893 91,041
GoDaddy, Inc.
*
- Class A (IT Services) 689 56,960
HubSpot, Inc.
*
(Software) 269 65,663
MARA Holdings, Inc.
*(a)
(Software) 1,927 15,724
Meta Platforms, Inc. - Class A (Interactive Media &
Services) 1,542 882,224
Netflix, Inc.
*
(Entertainment) 9,020 867,273
Nutanix, Inc.
*
- Class A (Software) 1,378 52,378
Okta, Inc.
*
(IT Services) 863 67,927
Paycom Software, Inc. (Professional Services) 249 30,263
PayPal Holdings, Inc.
*
(Financial Services) 4,690 212,129
ROBLOX Corp.
*
- Class A (Entertainment) 3,370 190,607
Salesforce, Inc. (Software) 2,341 436,995
Samsara, Inc.
*
- Class A (Software) 1,824 57,803
Snowflake, Inc.
*
(IT Services) 1,743 262,879
Common Stocks, continued
Shares Value
Veeva Systems, Inc.
*
- Class A (Health Care Technology) 771 $ 135,434
VeriSign, Inc. (IT Services) 420 104,311
Workday, Inc.
*
- Class A (Software) 1,085 140,963
Zoom Video Communications, Inc.
*
(Software) 1,353 108,768
TOTAL COMMON STOCKS
  (Cost $3,859,008) 9,646,400
Repurchase Agreements
(b)
( 0.9% )
Principal
Amount Value
Repurchase Agreements with various counterparties,
rates 3.40%-3.54%, dated 3/31/26, due 4/1/26, total to
be received $85,008 $ 85,000 85,000
TOTAL REPURCHASE AGREEMENTS
(Cost $85,000) 85,000
Collateral for Securities Loaned
(c)
( 0.1% )
Shares Value
Invesco Government & Agency Portfolio — Institutional
Shares,  3.67%
(d)
13,648 13,648
TOTAL COLLATERAL FOR SECURITIES
LOANED
  (Cost $13,648) 13,648
TOTAL INVESTMENT SECURITIES
  (Cost $3,957,656)— 99.8% 9,745,048
Net other assets (liabilities) —  0.2% 17,441
NET ASSETS — 100.0% $ 9,762,489
*
Non-income producing security.
(a)
All or part of this security was on loan as of March 31, 2026. The total value of securities on loan as of March 31, 2026 was $13,921.
(b)
The ProFund VP invests in Repurchase Agreements jointly with other funds in the
Trust.  See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(c)
Securities were purchased with cash collateral held from securities on loan at March
31, 2026.
(d)
Rate periodically changes. Rate disclosed is the daily yield as of March 31, 2026.
Total Return Swap Agreements—Long
Underlying Instrument Counterparty
Termination
Date
(1)
Rate Paid
(Received)
(2)
Notional Amount
Value and
Unrealized
Appreciation/
(Depreciation)
Dow Jones Internet Composite
Index Goldman Sachs International 4/23/26 4.39% $ 108,267 $ (6,085)
(1)
Agreements may be terminated at will by either party without penalty.  Payment is due at termination/maturity.
(2)
Reflects the floating financing rate, as of March 31, 2026, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.  This amount is included as part of the unrealized appreciation/(depreciation).

Schedule of Portfolio Investments :: March 31, 2026 (unaudited)
ProFund VP Internet
ProFund VP Internet invested in the following industries as of March 31, 2026:
Value
% of Net
Assets
Broadline Retail $ 1,198,811 12.3%
Commercial Services & Supplies 150,596 1.6%
Communications Equipment 1,420,713 14.5%
Diversified Consumer Services 20,108 0.2%
Entertainment 1,057,880 10.8%
Financial Services 212,129 2.2%
Health Care Technology 135,434 1.4%
Hotels, Restaurants & Leisure 1,146,220 11.7%
Interactive Media & Services 1,822,387 18.7%
IT Services 1,005,073 10.3%
Professional Services 30,263 0.3%
Software 1,220,432 12.5%
Specialty Retail 226,354 2.3%
Other
**
116,089 1.2%
Total $ 9,762,489 100.0%
**
Includes any non-equity securities and other net assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

March 31, 2026 (unaudited) :: Schedule of Portfolio Investments
ProFund VP Japan
Repurchase Agreements
(a)
( 88.0% )
Principal
Amount Value
Repurchase Agreements with various counterparties,
rates 3.40%-3.54%, dated 3/31/26, due 4/1/26, total to
be received $12,484,217 $ 12,483,000 $ 12,483,000
TOTAL REPURCHASE AGREEMENTS
(Cost $12,483,000) 12,483,000
TOTAL INVESTMENT SECURITIES
  (Cost $13,613,810)— 96.0% $ 13,613,810
Net other assets (liabilities) —  4.0% 574,566
NET ASSETS — 100.0% $ 14,188,376
(a)
The ProFund VP invests in Repurchase Agreements jointly with other funds in the
Trust.  See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
Futures Contracts Purchased
Number of
Contracts Expiration Date Notional Amount
Value and
Unrealized
Appreciation/
(Depreciation)
CME Nikkei 225 Index Future 53 6/12/26 $ 14,067,525 $ (360,368)
Total Return Swap Agreements—Long
Underlying Instrument Counterparty
Termination
Date
(1)
Rate Paid
(Received)
(2)
Notional Amount
Value and
Unrealized
Appreciation/
(Depreciation)
Nikkei 225 Stock Average Goldman Sachs International 4/27/26 4.09% $ 63,553 $ 10,857
(1)
Agreements may be terminated at will by either party without penalty.  Payment is due at termination/maturity.
(2)
Reflects the floating financing rate, as of March 31, 2026, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.  This amount is included as part of the unrealized appreciation/(depreciation).

Schedule of Portfolio Investments :: March 31, 2026 (unaudited)
ProFund VP Large-Cap Growth
Common Stocks (99.8%)
Shares Value
AbbVie, Inc. (Biotechnology) 797 $ 173,339
Advanced Micro Devices, Inc.
*
(Semiconductors &
Semiconductor Equipment) 1,597 324,878
Airbnb, Inc.
*
- Class A (Hotels, Restaurants & Leisure) 193 24,372
Allegion PLC (Building Products) 45 6,538
Alphabet, Inc. - Class A (Interactive Media & Services) 5,706 1,640,818
Alphabet, Inc. - Class C (Interactive Media & Services) 4,584 1,314,966
Amazon.com, Inc.
*
(Broadline Retail) 5,076 1,057,178
American Express Co. (Consumer Finance) 357 107,985
Amgen, Inc. (Biotechnology) 359 126,314
Amphenol Corp. - Class A (Electronic Equipment,
Instruments & Components) 1,204 152,126
Apollo Global Management, Inc. (Financial Services) 241 26,852
Apple, Inc. (Technology Hardware, Storage &
Peripherals) 7,193 1,825,512
Applied Materials, Inc. (Semiconductors &
Semiconductor Equipment) 778 265,913
AppLovin Corp.
*
- Class A (Software) 265 105,470
Arista Networks, Inc.
*
(Communications Equipment) 1,012 124,253
Autodesk, Inc.
*
(Software) 120 28,728
AutoZone, Inc.
*
(Specialty Retail) 11 37,156
Axon Enterprise, Inc.
*
(Aerospace & Defense) 51 21,659
Berkshire Hathaway, Inc.
*
- Class B (Financial Services) 1,797 861,123
Booking Holdings, Inc. (Hotels, Restaurants & Leisure) 32 134,731
Boston Scientific Corp.
*
(Health Care Equipment &
Supplies) 973 61,056
Broadcom, Inc. (Semiconductors & Semiconductor
Equipment) 4,646 1,437,983
Cadence Design Systems, Inc.
*
(Software) 168 46,682
Carnival Corp. (Hotels, Restaurants & Leisure) 1,126 29,141
Carvana Co.
*
(Specialty Retail) 71 22,321
Caterpillar, Inc. (Machinery) 455 322,349
Cboe Global Markets, Inc. (Capital Markets) 53 14,897
Ciena Corp.
*
(Communications Equipment) 138 53,576
Cincinnati Financial Corp. (Insurance) 89 14,004
Cisco Systems, Inc. (Communications Equipment) 2,051 159,137
CME Group, Inc. (Capital Markets) 197 58,184
Coherent Corp.
*
(Electronic Equipment, Instruments &
Components) 184 43,831
Comfort Systems USA, Inc. (Construction &
Engineering) 35 48,265
Constellation Energy Corp. (Electric Utilities) 205 57,246
Corning, Inc. (Electronic Equipment, Instruments &
Components) 527 71,656
Crowdstrike Holdings, Inc.
*
- Class A (Software) 248 96,822
Cummins, Inc. (Machinery) 89 47,884
Datadog, Inc.
*
- Class A (Software) 322 38,012
Dexcom, Inc.
*
(Health Care Equipment & Supplies) 192 12,058
DoorDash , Inc.
*
- Class A (Hotels, Restaurants &
Leisure) 367 55,105
eBay, Inc. (Broadline Retail) 326 29,672
EchoStar Corp.
*
- Class A (Media) 132 15,453
Edwards LifeSciences Corp.
*
(Health Care Equipment
& Supplies) 261 20,901
Electronic Arts, Inc. (Entertainment) 103 20,999
Eli Lilly & Co. (Pharmaceuticals) 776 713,741
EMCOR Group, Inc. (Construction & Engineering) 44 32,486
Expedia Group, Inc. (Hotels, Restaurants & Leisure) 114 26,321
Fair Isaac Corp.
*
(Software) 11 11,743
First Horizon Corp. (Banks) —
(a)
—
(b)
First Solar, Inc.
*
(Semiconductors & Semiconductor
Equipment) 105 20,712
Fortinet, Inc.
*
(Software) 389 31,789
Fox Corp. - Class A (Media) 128 7,475
Fox Corp. - Class B (Media) 89 4,726
GE Vernova , Inc. (Electrical Equipment) 264 230,445
General Dynamics Corp. (Aerospace & Defense) 132 45,305
Common Stocks, continued
Shares Value
General Electric Co. (Industrial Conglomerates) 535 $ 151,817
Gilead Sciences, Inc. (Biotechnology) 656 91,427
HCA Healthcare, Inc. (Health Care Providers &
Services) 153 72,406
Hilton Worldwide Holdings, Inc. (Hotels, Restaurants &
Leisure) 225 68,418
Howmet Aerospace, Inc. (Aerospace & Defense) 394 90,801
IDEXX Laboratories, Inc.
*
(Health Care Equipment &
Supplies) 79 44,389
Incyte Corp.
*
(Biotechnology) 163 15,342
Insulet Corp.
*
(Health Care Equipment & Supplies) 69 14,479
Interactive Brokers Group, Inc. - Class A (Capital
Markets) 436 29,243
International Business Machines Corp. (IT Services) 477 115,620
Intuit, Inc. (Software) 153 66,154
Intuitive Surgical, Inc.
*
(Health Care Equipment &
Supplies) 347 159,963
Jabil, Inc. (Electronic Equipment, Instruments &
Components) 64 17,000
Johnson & Johnson (Pharmaceuticals) 1,394 340,749
Johnson Controls International PLC (Building Products) 396 51,856
JPMorgan Chase & Co. (Banks) 1,796 528,312
KKR & Co., Inc. (Capital Markets) 362 33,485
KLA Corp. (Semiconductors & Semiconductor
Equipment) 127 186,996
Lam Research Corp. (Semiconductors & Semiconductor
Equipment) 1,224 261,520
Las Vegas Sands Corp.
*
(Hotels, Restaurants & Leisure) 294 15,841
Live Nation Entertainment, Inc.
*
(Entertainment) 82 12,506
Lumentum Holdings, Inc.
*
(Communications
Equipment) 70 49,193
Marriott International, Inc. - Class A (Hotels, Restaurants
& Leisure) 216 70,752
MasterCard, Inc. - Class A (Financial Services) 535 267,318
McDonald's Corp. (Hotels, Restaurants & Leisure) 306 95,102
Meta Platforms, Inc. - Class A (Interactive Media &
Services) 2,144 1,226,647
Mettler-Toledo International, Inc.
*
(Life Sciences Tools
& Services) 9 11,351
Micron Technology, Inc. (Semiconductors &
Semiconductor Equipment) 1,103 372,638
Microsoft Corp. (Software) 7,278 2,694,096
Monolithic Power Systems, Inc. (Semiconductors &
Semiconductor Equipment) 48 52,481
Monster Beverage Corp.
*
(Beverages) 699 50,650
Moody's Corp. (Capital Markets) 73 31,846
Morgan Stanley (Capital Markets) 719 118,326
MSCI, Inc. (Capital Markets) 38 20,482
Netflix, Inc.
*
(Entertainment) 4,138 397,868
Newmont Corp. (Metals & Mining) 1,068 115,611
Norwegian Cruise Lines Holdings, Ltd.
*
(Hotels,
Restaurants & Leisure) 251 4,694
NRG Energy, Inc. (Electric Utilities) 154 22,506
NVIDIA Corp. (Semiconductors & Semiconductor
Equipment) 23,815 4,153,336
Oracle Corp. (Software) 865 127,250
O'Reilly Automotive, Inc.
*
(Specialty Retail) 824 76,063
Palantir Technologies, Inc.
*
- Class A (Software) 2,238 327,375
Palo Alto Networks, Inc.
*
(Software) 443 71,022
Parker-Hannifin Corp. (Machinery) 70 62,667
Philip Morris International, Inc. (Tobacco) 854 141,200
Quanta Services, Inc. (Construction & Engineering) 146 80,156
Ralph Lauren Corp. (Textiles, Apparel & Luxury Goods) 38 13,072
ResMed, Inc. (Health Care Equipment & Supplies) 79 17,734
Robinhood Markets, Inc.
*
- Class A (Capital Markets) 773 53,569
Rockwell Automation, Inc. (Electrical Equipment) 61 21,892
Rollins, Inc. (Commercial Services & Supplies) 287 15,329

March 31, 2026 (unaudited) :: Schedule of Portfolio Investments
ProFund VP Large-Cap Growth
Common Stocks, continued
Shares Value
Ross Stores, Inc. (Specialty Retail) 152 $ 32,928
Royal Caribbean Cruises, Ltd. (Hotels, Restaurants &
Leisure) 247 67,969
RTX Corp. (Aerospace & Defense) 1,316 253,856
S&P Global, Inc. (Capital Markets) 132 56,145
Sandisk Corp.
*
(Semiconductors) 145 92,124
Seagate Technology Holdings PLC (Technology
Hardware, Storage & Peripherals) 137 53,671
ServiceNow, Inc.
*
(Software) 625 65,344
Simon Property Group, Inc. (Retail REITs) 131 24,435
STERIS PLC (Health Care Equipment & Supplies) 48 10,614
Stryker Corp. (Health Care Equipment & Supplies) 142 46,660
Take-Two Interactive Software, Inc.
*
(Entertainment) 88 17,380
Tapestry, Inc. (Textiles, Apparel & Luxury Goods) 197 27,798
TE Connectivity, Ltd. (Electronic Equipment,
Instruments & Components) 198 41,386
Teradyne, Inc. (Semiconductors & Semiconductor
Equipment) 88 26,088
Tesla, Inc.
*
(Automobiles) 1,709 635,321
The Bank of New York Mellon Corp. (Capital Markets) 425 50,418
The Boeing Co.
*
(Aerospace & Defense) 338 67,272
The Coca-Cola Co. (Beverages) 1,592 121,072
The Goldman Sachs Group, Inc. (Capital Markets) 191 161,583
The Progressive Corp. (Insurance) 322 63,833
The TJX Cos., Inc. (Specialty Retail) 598 95,501
TKO Group Holdings, Inc. (Entertainment) 65 13,107
Trane Technologies PLC (Building Products) 115 47,925
TransDigm Group, Inc.
*
(Aerospace & Defense) 56 64,902
Uber Technologies, Inc.
*
(Ground Transportation) 2,016 145,011
Ulta Beauty, Inc.
*
(Specialty Retail) 44 22,999
United Rentals, Inc. (Trading Companies & Distributors) 35 25,500
Ventas, Inc. (Health Care REITs) 242 19,791
VeriSign, Inc. (IT Services) 81 20,117
Verisk Analytics, Inc. (Professional Services) 72 13,662
Vertiv Holdings Company - Class A (Electrical
Equipment) 375 93,968
Visa, Inc. - Class A (Financial Services) 906 273,829
Vistra Corp. (Independent Power/Renewable Electricity
Producers) 312 46,903
W.R. Berkley Corp. (Insurance) 167 11,069
Welltower, Inc. (Health Care REITs) 685 135,432
Workday, Inc.
*
- Class A (Software) 92 11,953
Wynn Resorts, Ltd. (Hotels, Restaurants & Leisure) 82 8,327
Yum! Brands, Inc. (Hotels, Restaurants & Leisure) 133 20,679
TOTAL COMMON STOCKS
  (Cost $11,753,912) 28,379,010
Repurchase Agreements
(c)
( 0.3% )
Principal
Amount Value
Repurchase Agreements with various counterparties,
rates 3.40%-3.54%, dated 3/31/26, due 4/1/26, total to
be received $79,008 $ 79,000 79,000
TOTAL REPURCHASE AGREEMENTS
(Cost $79,000) 79,000
TOTAL INVESTMENT SECURITIES
  (Cost $11,832,912)— 100.1% 28,458,010
Net other assets (liabilities) —  (0.1)% (38,016)
NET ASSETS — 100.0% $ 28,419,994
*
Non-income producing security.
(a)
Number of shares is less than 0.50.
(b)
Amount is less than $0.50.
(c)
The ProFund VP invests in Repurchase Agreements jointly with other funds in the
Trust.  See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
REIT
Real Estate Investment Trust
ProFund VP Large-Cap Growth invested in the following industries as of March 31,
2026:
Value
% of Net
Assets
Aerospace & Defense $ 543,795 2.0%
Automobiles 635,321 2.2%
Banks 528,312 1.9%
Beverages 171,722 0.6%
Biotechnology 406,422 1.4%
Broadline Retail 1,086,850 3.9%
Building Products 106,319 0.4%
Capital Markets 628,178 2.2%
Commercial Services & Supplies 15,329 0.1%
Communications Equipment 386,159 1.4%
Construction & Engineering 160,907 0.6%
Consumer Finance 107,985 0.4%
Electric Utilities 79,752 0.2%
Electrical Equipment 346,305 1.2%
Electronic Equipment, Instruments & Components 325,999 1.1%
Entertainment 461,860 1.6%
Financial Services 1,429,122 5.0%
Ground Transportation 145,011 0.5%
Health Care Equipment & Supplies 387,854 1.4%
Health Care Providers & Services 72,406 0.3%
Health Care REITs 155,223 0.5%
Hotels, Restaurants & Leisure 621,452 2.2%
Independent Power/Renewable Electricity Producers 46,903 0.2%
Industrial Conglomerates 151,817 0.5%
Insurance 88,906 0.3%
Interactive Media & Services 4,182,431 14.7%
IT Services 135,737 0.5%
Life Sciences Tools & Services 11,351 NM
Machinery 432,900 1.5%
Media 27,654 0.1%
Metals & Mining 115,611 0.4%
Pharmaceuticals 1,054,490 3.7%
Professional Services 13,662 NM
Retail REITs 24,435 0.1%
Semiconductors 92,124 0.3%
Semiconductors & Semiconductor Equipment 7,102,545 25.0%
Software 3,722,440 13.1%
Specialty Retail 286,968 1.0%
Technology Hardware, Storage & Peripherals 1,879,183 6.6%
Textiles, Apparel & Luxury Goods 40,870 0.1%
Tobacco 141,200 0.5%

Schedule of Portfolio Investments :: March 31, 2026 (unaudited)
ProFund VP Large-Cap Growth
Value
% of Net
Assets
Trading Companies & Distributors $ 25,500 0.1%
Other
**
40,984 0.2%
Total $ 28,419,994 100.0%
**
Includes any non-equity securities and other net assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM
Not meaningful, amount is less than 0.05%
REIT
Real Estate Investment Trust

March 31, 2026 (unaudited) :: Schedule of Portfolio Investments
ProFund VP Large-Cap Value
Common Stocks ( 99 .9% )
Shares Value
3M Co. (Industrial Conglomerates) 334 $ 48,507
A.O. Smith Corp. (Building Products) 71 4,682
Abbott Laboratories (Health Care Equipment &
Supplies) 1,103 113,245
AbbVie, Inc. (Biotechnology) 605 131,580
Accenture PLC - Class A (IT Services) 390 77,334
Adobe, Inc.
*
(Software) 260 63,201
Aflac, Inc. (Insurance) 296 32,474
Agilent Technologies, Inc. (Life Sciences Tools &
Services) 180 20,516
Air Products & Chemicals, Inc. (Chemicals) 141 40,959
Airbnb, Inc.
*
- Class A (Hotels, Restaurants & Leisure) 142 17,932
Akamai Technologies, Inc.
*
(IT Services) 91 10,451
Albemarle Corp. (Chemicals) 74 13,285
Alexandria Real Estate Equities, Inc. (Office REITs) 100 4,642
Align Technology, Inc.
*
(Health Care Equipment &
Supplies) 42 7,200
Allegion PLC (Building Products) 25 3,632
Alliant Energy Corp. (Electric Utilities) 163 11,697
Allstate Corp. (Insurance) 165 34,211
Altria Group, Inc. (Tobacco) 1,064 70,213
Amazon.com, Inc.
*
(Broadline Retail) 2,912 606,483
Amcor plc (Containers & Packaging) 293 11,647
Ameren Corp. (Multi-Utilities) 176 19,346
American Electric Power Co., Inc. (Electric Utilities) 343 44,960
American Express Co. (Consumer Finance) 109 32,970
American International Group, Inc. (Insurance) 340 25,585
American Tower Corp. - Class A (Specialized REITs) 297 51,256
American Water Works Co., Inc. (Water Utilities) 123 16,739
Ameriprise Financial, Inc. (Capital Markets) 57 25,331
AMETEK, Inc. (Electrical Equipment) 146 31,297
Amgen, Inc. (Biotechnology) 110 38,704
Analog Devices, Inc. (Semiconductors & Semiconductor
Equipment) 309 98,305
Aon PLC - Class A (Insurance) 136 43,898
APA Corp. (Oil, Gas & Consumable Fuels) 225 9,549
Apollo Global Management, Inc. (Financial Services) 138 15,376
Apple, Inc. (Technology Hardware, Storage &
Peripherals) 4,655 1,181,393
Aptiv PLC
*
(Automobile Components) 135 9,374
Arch Capital Group, Ltd.
*
(Insurance) 227 21,790
Archer-Daniels-Midland Co. (Food Products) 305 22,170
Ares Management Corporation - Class A (Capital
Markets) 131 14,292
Arthur J. Gallagher & Co. (Insurance) 163 35,303
Assurant, Inc. (Insurance) 31 6,752
AT&T, Inc. (Diversified Telecommunication Services) 4,440 128,716
Atmos Energy Corp. (Gas Utilities) 105 19,396
Autodesk, Inc.
*
(Software) 56 13,406
Automatic Data Processing, Inc. (Professional Services) 255 51,810
AutoZone, Inc.
*
(Specialty Retail) 4 13,511
AvalonBay Communities, Inc. (Residential REITs) 90 14,701
Avery Dennison Corp. (Containers & Packaging) 49 8,461
Axon Enterprise, Inc.
*
(Aerospace & Defense) 17 7,220
Baker Hughes Co. (Energy Equipment & Services) 626 38,217
Ball Corp. (Containers & Packaging) 171 10,108
Bank of America Corp. (Banks) 4,208 205,140
Baxter International, Inc. (Health Care Equipment &
Supplies) 327 5,494
Becton, Dickinson & Co. (Health Care Equipment &
Supplies) 181 28,459
Best Buy Co., Inc. (Specialty Retail) 124 7,961
Biogen, Inc.
*
(Biotechnology) 93 17,050
Bio-Techne Corp. (Life Sciences Tools & Services) 100 5,226
BlackRock, Inc. (Capital Markets) 92 88,477
Blackstone, Inc. (Capital Markets) 475 54,620
Block, Inc.
*
(Financial Services) 347 20,882
Common Stocks, continued
Shares Value
Boston Properties, Inc. (Office REITs) 94 $ 4,879
Boston Scientific Corp.
*
(Health Care Equipment &
Supplies) 311 19,515
Bristol-Myers Squibb Co. (Pharmaceuticals) 1,291 78,299
Broadridge Financial Solutions, Inc. (Professional
Services) 74 12,024
Brown & Brown, Inc. (Insurance) 186 12,129
Brown-Forman Corp. - Class B (Beverages) 110 2,908
Builders FirstSource, Inc.
*
(Building Products) 70 5,763
Bunge Global SA (Food Products) 86 10,939
C.H. Robinson Worldwide, Inc. (Air Freight & Logistics) 75 12,455
Cadence Design Systems, Inc.
*
(Software) 64 17,784
Camden Property Trust (Residential REITs) 66 6,446
Campbell Soup Co.
(a)
(Food Products) 125 2,784
Capital One Financial Corp. (Consumer Finance) 396 72,243
Cardinal Health, Inc. (Health Care Providers & Services) 149 31,485
Carrier Global Corp. (Building Products) 499 28,099
Carvana Co.
*
(Specialty Retail) 44 13,833
Cboe Global Markets, Inc. (Capital Markets) 32 8,994
CBRE Group, Inc.
*
- Class A (Real Estate Management
& Development) 184 24,925
CDW Corp. (Electronic Equipment, Instruments &
Components) 83 10,045
Cencora, Inc. (Health Care Providers & Services) 123 38,639
Centene Corp.
*
(Health Care Providers & Services) 297 9,724
CenterPoint Energy, Inc. (Multi-Utilities) 415 17,911
CF Industries Holdings, Inc. (Chemicals) 99 12,854
Charles River Laboratories International, Inc.
*
(Life
Sciences Tools & Services) 31 5,348
Charter Communications, Inc.
*
- Class A (Media) 54 11,658
Chevron Corp. (Oil, Gas & Consumable Fuels) 1,188 245,797
Chipotle Mexican Grill, Inc.
*
(Hotels, Restaurants &
Leisure) 827 26,472
Chubb, Ltd. (Insurance) 231 75,290
Church & Dwight Co., Inc. (Household Products) 151 14,091
Cincinnati Financial Corp. (Insurance) 41 6,451
Cintas Corp. (Commercial Services & Supplies) 215 36,365
Cisco Systems, Inc. (Communications Equipment) 1,177 91,323
Citigroup, Inc. (Banks) 1,108 125,658
Citizens Financial Group, Inc. (Banks) 270 16,192
CME Group, Inc. (Capital Markets) 100 29,535
CMS Energy Corp. (Multi-Utilities) 195 15,128
Cognizant Technology Solutions Corp. - Class A (IT
Services) 303 18,589
Coinbase Global, Inc.
*
- Class A (Capital Markets) 141 24,620
Colgate-Palmolive Co. (Household Products) 511 43,553
Comcast Corp. - Class A (Media) 2,277 65,373
Conagra Brands, Inc. (Food Products) 304 4,779
ConocoPhillips (Oil, Gas & Consumable Fuels) 777 102,564
Consolidated Edison, Inc. (Multi-Utilities) 229 25,918
Constellation Brands, Inc. - Class A (Beverages) 89 13,350
Constellation Energy Corp. (Electric Utilities) 65 18,151
Copart, Inc.
*
(Commercial Services & Supplies) 565 18,758
Corning, Inc. (Electronic Equipment, Instruments &
Components) 154 20,939
Corpay, Inc.
*
(Software) 44 12,804
Corteva, Inc. (Chemicals) 427 35,744
CoStar Group, Inc.
*
(Real Estate Management &
Development) 269 10,851
Costco Wholesale Corp. (Consumer Staples Distribution
& Retail) 281 279,997
Coterra Energy, Inc. (Oil, Gas & Consumable Fuels) 482 16,937
CRH plc (Construction Materials) 425 44,676
Crown Castle International Corp. (Specialized REITs) 276 22,442
CSX Corp. (Ground Transportation) 1,180 48,439
Cummins, Inc. (Machinery) 29 15,603
CVS Health Corp. (Health Care Providers & Services) 807 57,959

Schedule of Portfolio Investments :: March 31, 2026 (unaudited)
ProFund VP Large-Cap Value
Common Stocks, continued
Shares Value
D.R. Horton, Inc. (Household Durables) 170 $ 23,327
Danaher Corp. (Life Sciences Tools & Services) 399 75,650
Darden Restaurants, Inc. (Hotels, Restaurants & Leisure) 73 14,311
DaVita, Inc.
*
(Health Care Providers & Services) 21 3,227
Deckers Outdoor Corp.
*
(Textiles, Apparel & Luxury
Goods) 90 9,008
Deere & Co. (Machinery) 160 90,127
Dell Technologies, Inc. - Class C (Technology Hardware,
Storage & Peripherals) 188 30,856
Delta Air Lines, Inc. (Passenger Airlines) 412 27,390
Devon Energy Corp. (Oil, Gas & Consumable Fuels) 394 19,826
Dexcom, Inc.
*
(Health Care Equipment & Supplies) 119 7,473
Diamondback Energy, Inc. (Oil, Gas & Consumable
Fuels) 118 23,339
Digital Realty Trust, Inc. (Specialized REITs) 205 36,943
Dollar General Corp. (Consumer Staples Distribution &
Retail) 140 16,622
Dollar Tree, Inc.
*
(Consumer Staples Distribution &
Retail) 117 12,813
Dominion Energy, Inc. (Multi-Utilities) 542 33,506
Domino's Pizza, Inc. (Hotels, Restaurants & Leisure) 20 7,176
Dover Corp. (Machinery) 86 17,927
Dow, Inc. (Chemicals) 455 18,951
DTE Energy Co. (Multi-Utilities) 132 19,301
Duke Energy Corp. (Electric Utilities) 493 64,553
DuPont de Nemours, Inc. (Chemicals) 260 11,908
Eaton Corp. PLC (Electrical Equipment) 247 88,344
eBay, Inc. (Broadline Retail) 74 6,735
Ecolab, Inc. (Chemicals) 162 43,095
Edison International (Electric Utilities) 244 17,856
Edwards LifeSciences Corp.
*
(Health Care Equipment
& Supplies) 199 15,936
Electronic Arts, Inc. (Entertainment) 75 15,290
Elevance Health, Inc. (Health Care Providers &
Services) 140 40,985
Emerson Electric Co. (Electrical Equipment) 356 46,643
Entergy Corp. (Electric Utilities) 286 32,135
EOG Resources, Inc. (Oil, Gas & Consumable Fuels) 344 49,732
EPAM Systems, Inc.
*
(IT Services) 36 4,874
EQT Corp. (Oil, Gas & Consumable Fuels) 396 25,201
Equifax, Inc. (Professional Services) 76 13,685
Equinix, Inc. (Specialized REITs) 63 61,755
Equity Residential (Residential REITs) 219 12,954
Erie Indemnity Co. - Class A (Insurance) 16 4,021
Essex Property Trust, Inc. (Residential REITs) 41 9,922
Everest Group, Ltd. (Insurance) 26 8,498
Evergy, Inc. (Electric Utilities) 146 11,960
Eversource Energy (Electric Utilities) 239 16,558
Exelon Corp. (Electric Utilities) 650 31,863
Expand Energy Corp. (Oil, Gas & Consumable Fuels) 151 16,577
Expeditors International of Washington, Inc. (Air Freight
& Logistics) 85 12,175
Extra Space Storage, Inc. (Specialized REITs) 135 17,703
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels) 2,650 449,599
F5, Inc.
*
(Communications Equipment) 36 10,416
FactSet Research Systems, Inc. (Capital Markets) 24 5,208
Fair Isaac Corp.
*
(Software) 7 7,473
Fastenal Co. (Trading Companies & Distributors) 729 33,825
Federal Realty Investment Trust (Retail REITs) 50 5,311
FedEx Corp. (Air Freight & Logistics) 137 48,796
Fidelity National Information Services, Inc. (Financial
Services) 329 15,433
Fifth Third Bancorp (Banks) 571 26,529
First Horizon Corp. (Banks) —
(b)
11
FirstEnergy Corp. (Electric Utilities) 330 16,718
Common Stocks, continued
Shares Value
Fiserv, Inc.
*
(Financial Services) 341 $ 19,028
Ford Motor Co. (Automobiles) 2,486 28,688
Fortinet, Inc.
*
(Software) 149 12,176
Fortive Corp. (Machinery) 199 11,001
Fox Corp. - Class A (Media) 43 2,511
Fox Corp. - Class B (Media) 31 1,646
Franklin Resources, Inc. (Capital Markets) 195 4,606
Freeport-McMoRan, Inc. (Metals & Mining) 912 53,607
Garmin, Ltd. (Household Durables) 103 23,898
Gartner, Inc.
*
(IT Services) 45 7,125
GE HealthCare Technologies, Inc.
*
(Health Care
Equipment & Supplies) 289 20,571
Gen Digital, Inc. (Software) 350 6,591
Generac Holdings, Inc.
*
(Electrical Equipment) 38 7,423
General Dynamics Corp. (Aerospace & Defense) 75 25,742
General Electric Co. (Industrial Conglomerates) 319 90,523
General Mills, Inc. (Food Products) 340 12,655
General Motors Co. (Automobiles) 573 42,689
Genuine Parts Co. (Distributors) 88 9,306
Gilead Sciences, Inc. (Biotechnology) 362 50,452
Global Payments, Inc. (Financial Services) 151 10,162
Globe Life, Inc. (Insurance) 50 6,959
GoDaddy, Inc.
*
- Class A (IT Services) 86 7,110
Halliburton Co. (Energy Equipment & Services) 531 20,704
Hasbro, Inc. (Leisure Products) 85 7,956
Healthpeak Properties, Inc. (Health Care REITs) 442 7,262
Henry Schein, Inc.
*
(Health Care Providers & Services) 64 4,717
Hewlett Packard Enterprise Co. (Technology Hardware,
Storage & Peripherals) 843 20,072
Hologic, Inc.
*
(Health Care Equipment & Supplies) 141 10,658
Honeywell International, Inc. (Industrial Conglomerates) 402 90,864
Hormel Foods Corp. (Food Products) 186 4,213
Host Hotels & Resorts, Inc. (Hotel & Resort REITs) 407 7,798
HP, Inc. (Technology Hardware, Storage & Peripherals) 583 11,199
Hubbell, Inc. (Electrical Equipment) 33 16,194
Humana, Inc. (Health Care Providers & Services) 76 13,178
Huntington Bancshares, Inc. (Banks) 1,288 20,157
Huntington Ingalls Industries, Inc. (Aerospace &
Defense) 25 9,498
IDEX Corp. (Machinery) 47 8,909
Illinois Tool Works, Inc. (Machinery) 166 43,207
Ingersoll Rand, Inc. (Machinery) 226 18,107
Intel Corp. (Semiconductors & Semiconductor
Equipment) 2,979 131,463
Intercontinental Exchange, Inc. (Capital Markets) 360 56,621
International Business Machines Corp. (IT Services) 284 68,839
International Flavors & Fragrances, Inc. (Chemicals) 162 11,753
International Paper Co. (Containers & Packaging) 335 11,960
Intuit, Inc. (Software) 77 33,293
Invesco, Ltd. (Capital Markets) 282 6,850
Invitation Homes, Inc. (Residential REITs) 358 8,896
IQVIA Holdings, Inc.
*
(Life Sciences Tools & Services) 108 18,418
Iron Mountain, Inc. (Specialized REITs) 187 19,100
J.B. Hunt Transport Services, Inc. (Ground
Transportation) 47 9,959
Jabil, Inc. (Electronic Equipment, Instruments &
Components) 26 6,906
Jack Henry & Associates, Inc. (Financial Services) 46 7,270
Jacobs Solutions, Inc. (Professional Services) 74 9,419
Johnson & Johnson (Pharmaceuticals) 626 153,020
Johnson Controls International PLC (Building Products) 132 17,285
JPMorgan Chase & Co. (Banks) 547 160,906
Kenvue, Inc.
*
(Personal Care Products) 1,216 20,964
Keurig Dr Pepper, Inc. (Beverages) 862 22,696
KeyCorp (Banks) 595 11,930

March 31, 2026 (unaudited) :: Schedule of Portfolio Investments
ProFund VP Large-Cap Value
Common Stocks, continued
Shares Value
Keysight Technologies, Inc.
*
(Electronic Equipment,
Instruments & Components) 109 $ 30,779
Kimberly-Clark Corp. (Household Products) 210 20,259
Kimco Realty Corp. (Retail REITs) 429 9,640
Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels) 1,243 41,678
KKR & Co., Inc. (Capital Markets) 201 18,593
L3Harris Technologies, Inc. (Aerospace & Defense) 118 40,728
Labcorp Holdings, Inc. (Health Care Providers &
Services) 52 13,874
Leidos Holdings, Inc. (Professional Services) 82 12,753
Lennar Corp. - Class A (Household Durables) 137 11,897
Lennox International, Inc. (Building Products) 20 9,283
Linde PLC (Chemicals) 296 146,745
Live Nation Entertainment, Inc.
*
(Entertainment) 47 7,168
Lockheed Martin Corp. - Class B (Aerospace &
Defense) 129 77,966
Loews Corp. (Insurance) 107 11,421
Lowe's Cos., Inc. (Specialty Retail) 355 83,879
Lululemon Athletica, Inc.
*
(Textiles, Apparel & Luxury
Goods) 68 10,411
LyondellBasell Industries N.V. - Class A (Chemicals) 163 13,131
M&T Bank Corp. (Banks) 96 19,845
Marathon Petroleum Corp. (Oil, Gas & Consumable
Fuels) 187 45,662
Marriott International, Inc. - Class A (Hotels, Restaurants
& Leisure) —
(b)
102
Marsh & McLennan Cos., Inc. (Insurance) 307 53,249
Martin Marietta Materials, Inc. (Construction Materials) 39 22,959
Masco Corp. (Building Products) 130 7,848
MasterCard, Inc. - Class A (Financial Services) 170 84,942
McCormick & Co., Inc. (Food Products) 161 8,121
McDonald's Corp. (Hotels, Restaurants & Leisure) 253 78,630
McKesson Corp. (Health Care Providers & Services) 77 66,633
Medtronic PLC (Health Care Equipment & Supplies) 813 70,446
Merck & Co., Inc. (Pharmaceuticals) 1,574 189,337
MetLife, Inc. (Insurance) 349 24,681
Mettler-Toledo International, Inc.
*
(Life Sciences Tools
& Services) 7 8,828
MGM Resorts International (Hotels, Restaurants &
Leisure) 122 4,515
Microchip Technology, Inc. (Semiconductors &
Semiconductor Equipment) 343 22,161
Mid-America Apartment Communities, Inc. (Residential
REITs) 74 9,037
Moderna, Inc.
*
(Biotechnology) 221 11,227
Molson Coors Beverage Co. - Class B (Beverages) 108 4,650
Mondelez International, Inc. - Class A (Food Products) 814 46,918
Moody's Corp. (Capital Markets) 50 21,813
Morgan Stanley (Capital Markets) 298 49,042
Motorola Solutions, Inc. (Communications Equipment) 105 45,567
MSCI, Inc. (Capital Markets) 22 11,858
Nasdaq, Inc. (Capital Markets) 284 24,109
NetApp, Inc. (Technology Hardware, Storage &
Peripherals) 125 12,799
News Corp. - Class A (Media) 236 5,883
News Corp. - Class B (Media) 78 2,224
NextEra Energy, Inc. (Electric Utilities) 1,320 122,601
NIKE, Inc. - Class B (Textiles, Apparel & Luxury
Goods) 756 39,932
NiSource, Inc. (Multi-Utilities) 304 14,185
Nordson Corp. (Machinery) 33 8,780
Norfolk Southern Corp. (Ground Transportation) 142 40,754
Northern Trust Corp. (Capital Markets) 118 16,469
Northrop Grumman Corp. (Aerospace & Defense) 85 57,990
Common Stocks, continued
Shares Value
Norwegian Cruise Lines Holdings, Ltd.
*
(Hotels,
Restaurants & Leisure) 129 $ 2,412
NRG Energy, Inc. (Electric Utilities) 34 4,969
Nucor Corp. (Metals & Mining) 145 24,520
NVR, Inc.
*
(Household Durables) 2 13,180
NXP Semiconductors N.V. (Semiconductors &
Semiconductor Equipment) 160 31,498
Occidental Petroleum Corp. (Oil, Gas & Consumable
Fuels) 456 29,640
Old Dominion Freight Line, Inc. (Ground
Transportation) 117 22,862
Omnicom Group, Inc. (Media) 200 15,062
ON Semiconductor Corp.
*
(Semiconductors &
Semiconductor Equipment) 250 15,480
ONEOK, Inc. (Oil, Gas & Consumable Fuels) 399 36,066
Oracle Corp. (Software) 516 75,909
Otis Worldwide Corp. (Machinery) 247 19,039
PACCAR, Inc. (Machinery) 333 38,462
Packaging Corp. of America (Containers & Packaging) 56 11,884
Palo Alto Networks, Inc.
*
(Software) 226 36,232
Paramount Skydance Corp.
*(a)
- Class B (Media) 198 1,786
Parker-Hannifin Corp. (Machinery) 36 32,229
Paychex, Inc. (Professional Services) 205 18,884
PayPal Holdings, Inc.
*
(Financial Services) 584 26,414
Pentair PLC (Machinery) 104 9,059
PepsiCo, Inc. (Beverages) 867 134,637
Pfizer, Inc. (Pharmaceuticals) 3,606 101,256
PG&E Corp. (Electric Utilities) 1,394 24,493
Philip Morris International, Inc. (Tobacco) 434 71,758
Phillips 66 (Oil, Gas & Consumable Fuels) 255 46,456
Pinnacle West Capital Corp. (Electric Utilities) 76 7,657
PNC Financial Services Group, Inc. (Banks) 256 53,271
Pool Corp. (Distributors) 21 4,249
PPG Industries, Inc. (Chemicals) 142 15,177
PPL Corp. (Electric Utilities) 470 17,954
Principal Financial Group, Inc. (Insurance) 126 11,354
Prologis, Inc. (Industrial REITs) 590 77,986
Prudential Financial, Inc. (Insurance) 221 21,589
PTC, Inc.
*
(Software) 75 10,687
Public Service Enterprise Group, Inc. (Multi-Utilities) 317 25,661
Public Storage (Specialized REITs) 100 27,088
PulteGroup, Inc. (Household Durables) 122 14,348
Qnity Electronics, Inc. (Semiconductors &
Semiconductor Equipment) 133 15,346
QUALCOMM, Inc. (Semiconductors & Semiconductor
Equipment) 676 87,055
Quest Diagnostics, Inc. (Health Care Providers &
Services) 70 13,719
Raymond James Financial, Inc. (Capital Markets) 111 16,072
Realty Income Corp. (Retail REITs) 584 35,729
Regency Centers Corp. (Retail REITs) 105 7,944
Regeneron Pharmaceuticals, Inc. (Biotechnology) 64 49,449
Regions Financial Corp. (Banks) 552 14,418
Republic Services, Inc. (Commercial Services &
Supplies) 128 28,035
ResMed, Inc. (Health Care Equipment & Supplies) 42 9,428
Revvity, Inc. (Life Sciences Tools & Services) 72 6,308
Rockwell Automation, Inc. (Electrical Equipment) 32 11,484
Roper Technologies, Inc. (Software) 68 24,062
Ross Stores, Inc. (Specialty Retail) 107 23,179
S&P Global, Inc. (Capital Markets) 109 46,362
Salesforce, Inc. (Software) 594 110,882
SBA Communications Corp. - Class A (Specialized
REITs) 68 11,703

Schedule of Portfolio Investments :: March 31, 2026 (unaudited)
ProFund VP Large-Cap Value
Common Stocks, continued
Shares Value
Seagate Technology Holdings PLC (Technology
Hardware, Storage & Peripherals) 50 $ 19,588
Sempra (Multi-Utilities) 414 40,229
ServiceNow, Inc.
*
(Software) 258 26,974
Simon Property Group, Inc. (Retail REITs) 121 22,570
Skyworks Solutions, Inc. (Semiconductors &
Semiconductor Equipment) 96 5,141
SLB, Ltd. (Energy Equipment & Services) 949 48,769
Smurfit WestRock PLC (Containers & Packaging) 332 13,230
Snap-on, Inc. (Machinery) 32 11,623
Solventum Corp.
*
(Health Care Equipment & Supplies) 93 6,073
Southwest Airlines Co. (Passenger Airlines) 312 11,722
Stanley Black & Decker, Inc. (Machinery) 98 6,964
Starbucks Corp. (Hotels, Restaurants & Leisure) 722 64,684
State Street Corp. (Capital Markets) 177 22,401
Steel Dynamics, Inc. (Metals & Mining) 87 15,660
STERIS PLC (Health Care Equipment & Supplies) 31 6,855
Stryker Corp. (Health Care Equipment & Supplies) 126 41,402
Super Micro Computer, Inc.
*
(Technology Hardware,
Storage & Peripherals) 320 7,286
Synchrony Financial (Consumer Finance) 221 15,032
Synopsys, Inc.
*
(Software) 121 47,974
Sysco Corp. (Consumer Staples Distribution & Retail) 304 21,684
T. Rowe Price Group, Inc. (Capital Markets) 139 12,529
Take-Two Interactive Software, Inc.
*
(Entertainment) 53 10,468
Targa Resources Corp. (Oil, Gas & Consumable Fuels) 136 34,099
Target Corp. (Consumer Staples Distribution & Retail) 287 34,784
TE Connectivity, Ltd. (Electronic Equipment,
Instruments & Components) 57 11,914
Teledyne Technologies, Inc.
*
(Electronic Equipment,
Instruments & Components) 29 17,545
Teradyne, Inc. (Semiconductors & Semiconductor
Equipment) 42 12,451
Tesla, Inc.
*
(Automobiles) 677 251,675
Texas Instruments, Inc. (Semiconductors &
Semiconductor Equipment) 576 111,825
Texas Pacific Land Corp. (Oil, Gas & Consumable
Fuels) 37 17,559
Textron, Inc. (Aerospace & Defense) 111 9,719
The AES Corp. (Independent Power/Renewable
Electricity Producers) 453 6,383
The Bank of New York Mellon Corp. (Capital Markets) 161 19,099
The Boeing Co.
*
(Aerospace & Defense) 279 55,529
The Charles Schwab Corp. (Capital Markets) 1,059 99,526
The Cigna Group (Health Care Providers & Services) 167 44,547
The Clorox Co. (Household Products) 76 7,876
The Coca-Cola Co. (Beverages) 1,424 108,296
The Cooper Cos., Inc.
*
(Health Care Equipment &
Supplies) 125 8,938
The Estee Lauder Cos., Inc. (Personal Care Products) 157 11,268
The Goldman Sachs Group, Inc. (Capital Markets) 67 56,681
The Hartford Financial Services Group, Inc. (Insurance) 177 23,936
The Hershey Co. (Food Products) 94 19,542
The Home Depot, Inc. (Specialty Retail) 631 207,529
The J.M. Smucker Co. (Food Products) 68 6,558
The Kraft Heinz Co. (Food Products) 541 12,167
The Kroger Co. (Consumer Staples Distribution &
Retail) 369 26,701
The Mosaic Co. (Chemicals) 203 5,177
The Procter & Gamble Co. (Household Products) 1,474 212,904
The Progressive Corp. (Insurance) 163 32,313
The Sherwin-Williams Co. (Chemicals) 146 46,800
The Southern Co. (Electric Utilities) 698 67,371
The TJX Cos., Inc. (Specialty Retail) 317 50,625
The Trade Desk, Inc.
*
- Class A (Media) 280 6,353
Common Stocks, continued
Shares Value
The Travelers Cos., Inc. (Insurance) 137 $ 39,960
The Walt Disney Co. (Entertainment) 1,124 108,331
The Williams Cos., Inc. (Oil, Gas & Consumable Fuels) 775 56,405
Thermo Fisher Scientific, Inc. (Life Sciences Tools &
Services) 238 116,985
T-Mobile U.S., Inc. (Wireless Telecommunication
Services) 300 63,009
Tractor Supply Co. (Specialty Retail) 336 15,221
Trane Technologies PLC (Building Products) 66 27,505
Trimble, Inc.
*
(Electronic Equipment, Instruments &
Components) 151 9,850
Truist Financial Corp. (Banks) 801 36,822
Tyler Technologies, Inc.
*
(Software) 27 9,244
Tyson Foods, Inc. - Class A (Food Products) 179 11,469
U.S. Bancorp (Banks) 986 51,282
UDR, Inc. (Residential REITs) 191 6,452
Union Pacific Corp. (Ground Transportation) 376 91,225
United Airlines Holdings, Inc.
*
(Passenger Airlines) 205 18,874
United Parcel Service, Inc. - Class B (Air Freight &
Logistics) 468 46,042
United Rentals, Inc. (Trading Companies & Distributors) 18 13,114
UnitedHealth Group, Inc. (Health Care Providers &
Services) 574 155,318
Universal Health Services, Inc. - Class B (Health Care
Providers & Services) 36 6,443
Valero Energy Corp. (Oil, Gas & Consumable Fuels) 193 47,686
Ventas, Inc. (Health Care REITs) 144 11,776
Veralto Corp.
*
(Commercial Services & Supplies) 158 13,970
Verisk Analytics, Inc. (Professional Services) 42 7,970
Verizon Communications, Inc. (Diversified
Telecommunication Services) 2,674 134,234
Vertex Pharmaceuticals, Inc.
*
(Biotechnology) 161 71,893
Viatris, Inc. (Pharmaceuticals) 732 9,889
VICI Properties, Inc. (Specialized REITs) 678 18,523
Visa, Inc. - Class A (Financial Services) 480 145,076
Vulcan Materials Co. (Construction Materials) 84 22,873
W.R. Berkley Corp. (Insurance) 82 5,435
W.W. Grainger, Inc. (Trading Companies & Distributors) 28 30,543
Wabtec Corp. (Machinery) 108 26,990
Walmart, Inc. (Consumer Staples Distribution & Retail) 2,779 345,374
Warner Bros. Discovery, Inc.
*
(Entertainment) 1,572 43,167
Waste Management, Inc. (Commercial Services &
Supplies) 235 54,001
Waters Corp.
*
(Life Sciences Tools & Services) 62 18,464
WEC Energy Group, Inc. (Multi-Utilities) 206 23,849
Wells Fargo & Co. (Banks) 1,961 156,115
West Pharmaceutical Services, Inc. (Life Sciences Tools
& Services) 46 11,529
Western Digital Corp. (Technology Hardware, Storage &
Peripherals) 215 58,156
Weyerhaeuser Co. (Specialized REITs) 458 11,189
Williams-Sonoma, Inc. (Specialty Retail) 75 13,675
Willis Towers Watson PLC (Insurance) 61 17,733
Workday, Inc.
*
- Class A (Software) 75 9,744
Xcel Energy, Inc. (Electric Utilities) 375 29,790
Xylem, Inc. (Machinery) 155 18,523
Yum! Brands, Inc. (Hotels, Restaurants & Leisure) 90 13,993
Zebra Technologies Corp.
*
(Electronic Equipment,
Instruments & Components) 31 6,481
Zimmer Biomet Holdings, Inc. (Health Care Equipment
& Supplies) 125 11,303
Zoetis, Inc. (Pharmaceuticals) 268 31,680
TOTAL COMMON STOCKS
  (Cost $13,013,241) 17,086,035

March 31, 2026 (unaudited) :: Schedule of Portfolio Investments
ProFund VP Large-Cap Value
Collateral for Securities Loaned
(c)
( NM )
Shares Value
Invesco Government & Agency Portfolio — Institutional
Shares,  3.67%
(d)
4,130 $ 4,130
TOTAL COLLATERAL FOR SECURITIES
LOANED
  (Cost $4,130) 4,130
TOTAL INVESTMENT SECURITIES
  (Cost $13,017,371)— 99.9% 17,090,165
Net other assets (liabilities) — 0 .1% 23,884
NET ASSETS — 100.0% $ 17,114,049
*
Non-income producing security.
(a)
All or part of this security was on loan as of March 31, 2026. The total value of securities on loan as of March 31, 2026 was $4,037.
(b)
Number of shares is less than 0.50.
(c)
Securities were purchased with cash collateral held from securities on loan at March
31, 2026.
(d)
Rate periodically changes. Rate disclosed is the daily yield as of March 31, 2026.
NM
Not meaningful, amount is less than 0.05%
REIT
Real Estate Investment Trust

Schedule of Portfolio Investments :: March 31, 2026 (unaudited)
ProFund VP Large-Cap Value
ProFund VP Large-Cap Value invested in the following industries as of March 31, 2026:
Value
% of Net
Assets
Aerospace & Defense $ 284,392 1.7%
Air Freight & Logistics 119,468 0.7%
Automobile Components 9,374 0.1%
Automobiles 323,052 1.9%
Banks 898,276 5.3%
Beverages 286,537 1.7%
Biotechnology 370,355 2.2%
Broadline Retail 613,218 3.7%
Building Products 104,097 0.6%
Capital Markets 733,708 4.3%
Chemicals 415,579 2.5%
Commercial Services & Supplies 151,129 0.9%
Communications Equipment 147,306 0.9%
Construction Materials 90,508 0.5%
Consumer Finance 120,245 0.7%
Consumer Staples Distribution & Retail 737,975 4.4%
Containers & Packaging 67,290 0.4%
Distributors 13,555 0.1%
Diversified Telecommunication Services 262,950 1.4%
Electric Utilities 541,286 3.2%
Electrical Equipment 201,385 1.2%
Electronic Equipment, Instruments & Components 114,459 0.7%
Energy Equipment & Services 107,690 0.6%
Entertainment 184,424 1.1%
Financial Services 344,583 2.0%
Food Products 162,315 0.9%
Gas Utilities 19,396 0.1%
Ground Transportation 213,239 1.2%
Health Care Equipment & Supplies 382,996 2.2%
Health Care Providers & Services 500,448 2.9%
Health Care REITs 19,038 0.1%
Hotel & Resort REITs 7,798 NM
Hotels, Restaurants & Leisure 230,227 1.3%
Household Durables 86,650 0.5%
Household Products 298,683 1.7%
Independent Power/Renewable Electricity Producers 6,383 NM
Industrial Conglomerates 229,894 1.3%
Industrial REITs 77,986 0.5%
Insurance 555,032 3.2%
IT Services 194,322 1.1%
Leisure Products 7,956 NM
Life Sciences Tools & Services 287,272 1.7%
Machinery 376,550 2.2%
Media 112,496 0.7%
Metals & Mining 93,787 0.5%
Multi-Utilities 235,034 1.4%
Office REITs 9,521 0.1%
Oil, Gas & Consumable Fuels 1,314,372 7.7%
Passenger Airlines 57,986 0.3%
Personal Care Products 32,232 0.2%
Pharmaceuticals 563,481 3.3%
Professional Services 126,545 0.7%
Real Estate Management & Development 35,776 0.2%
Residential REITs 68,408 0.4%
Retail REITs 81,194 0.5%
Semiconductors & Semiconductor Equipment 530,725 3.1%
Software 518,436 3.1%
Specialized REITs 277,702 1.6%
Specialty Retail 429,413 2.5%
Technology Hardware, Storage & Peripherals 1,341,349 7.8%
Textiles, Apparel & Luxury Goods 59,351 0.3%
Tobacco 141,971 0.8%
Trading Companies & Distributors 77,482 0.5%
Value
% of Net
Assets
Water Utilities $ 16,739 0.1%
Wireless Telecommunication Services 63,009 0.4%
Other
**
28,014 0.1%
Total $ 17,114,049 100.0%
**
Includes any non-equity securities and other net assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM
Not meaningful, amount is less than 0.05%
REIT
Real Estate Investment Trust

March 31, 2026 (unaudited) :: Schedule of Portfolio Investments
ProFund VP Materials
Common Stocks (98.0%)
Shares Value
Air Products & Chemicals, Inc. (Chemicals) 2,043 $ 593,471
Albemarle Corp. (Chemicals) 1,878 337,157
Amcor plc (Containers & Packaging) 7,361 292,600
Avery Dennison Corp. (Containers & Packaging) 1,231 212,569
Ball Corp. (Containers & Packaging) 4,270 252,400
CF Industries Holdings, Inc. (Chemicals) 2,485 322,652
Corteva, Inc. (Chemicals) 7,216 604,051
CRH PLC (Construction Materials) 5,456 573,535
Dow, Inc. (Chemicals) 11,432 476,143
DuPont de Nemours, Inc. (Chemicals) 6,519 298,570
Ecolab, Inc. (Chemicals) 2,048 544,809
Freeport-McMoRan, Inc. (Metals & Mining) 11,379 668,858
International Flavors & Fragrances, Inc. (Chemicals) 4,080 296,004
International Paper Co. (Containers & Packaging) 8,413 300,344
LyondellBasell Industries N.V. - Class A (Chemicals) 4,102 330,457
Martin Marietta Materials, Inc. (Construction Materials) 949 558,657
New Linde PLC (Chemicals) 3,697 1,832,825
Newmont Corp. (Metals & Mining) 8,640 935,280
Nucor Corp. (Metals & Mining) 3,303 558,537
Packaging Corp. of America (Containers & Packaging) 1,424 302,201
PPG Industries, Inc. (Chemicals) 3,575 382,096
Smurfit WestRock PLC (Containers & Packaging) 8,323 331,671
Steel Dynamics, Inc. (Metals & Mining) 2,187 393,660
Common Stocks, continued
Shares Value
The Mosaic Co. (Chemicals) 5,057 $ 128,954
The Sherwin-Williams Co. (Chemicals) 1,825 585,004
Vulcan Materials Co. (Construction Materials) 2,105 573,192
TOTAL COMMON STOCKS
  (Cost $5,583,665) 12,685,697
Repurchase Agreements
(a)
( 1.2% )
Principal
Amount Value
Repurchase Agreements with various counterparties,
rates 3.40%-3.54%, dated 3/31/26, due 4/1/26, total to
be received $155,015 $ 155,000 $ 155,000
TOTAL REPURCHASE AGREEMENTS
(Cost $155,000) 155,000
TOTAL INVESTMENT SECURITIES
  (Cost $5,738,665)— 99.2% 12,840,697
Net other assets (liabilities) —  0.8% 106,570
NET ASSETS — 100.0% $ 12,947,267
(a)
The ProFund VP invests in Repurchase Agreements jointly with other funds in the
Trust.  See "Repurchase Agreements' in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
Total Return Swap Agreements—Long
Underlying Instrument Counterparty
Termination
Date
(1)
Rate Paid
(Received)
(2)
Notional Amount
Value and
Unrealized
Appreciation/
(Depreciation)
S&P Materials Select Sector
Index Goldman Sachs International 4/23/26 4.39% $ 248,620 $ 11,322
(1)
Agreements may be terminated at will by either party without penalty.  Payment is due at termination/maturity.
(2)
Reflects the floating financing rate, as of March 31, 2026, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.  This amount is included as part of the unrealized appreciation/(depreciation).
ProFund VP Materials invested in the following industries as of March 31, 2026:
Value
% of Net
Assets
Chemicals $ 6,732,193 52.0%
Construction Materials 1,705,384 13.2%
Containers & Packaging 1,691,785 13.1%
Metals & Mining 2,556,335 19.7%
Other
**
261,570 2.0%
Total $ 12,947,267 100.0%
**
Includes any non-equity securities and other net assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

Schedule of Portfolio Investments :: March 31, 2026 (unaudited)
ProFund VP Mid-Cap
Repurchase Agreements
(a) (b)
( 96 .8% )
Principal
Amount Value
Repurchase Agreements with various counterparties,
rates 3.40%-3.54%, dated 3/31/26, due 4/1/26, total to
be received $9,954,971 $ 9,954,000 $ 9,954,000
TOTAL REPURCHASE AGREEMENTS
(Cost $9,954,000) 9,954,000
TOTAL INVESTMENT SECURITIES
  (Cost $10,088,547)— 98.1% 10,088,547
Net other assets (liabilities) — 1 .9% 195,836
NET ASSETS — 100.0% $ 10,284,383
(a)
A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At March 31, 2026, the aggregate amount held in a segregated account was $1,221,000.
(b)
The ProFund VP invests in Repurchase Agreements jointly with other funds in the
Trust.  See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
Futures Contracts Purchased
Number of
Contracts Expiration Date Notional Amount
Value and
Unrealized
Appreciation/
(Depreciation)
E-Mini S&P MidCap 400 Index 5 6/22/26 $ 1,698,250 $ 12,083
Total Return Swap Agreements—Long
Underlying Instrument Counterparty
Termination
Date
(1)
Rate Paid
(Received)
(2)
Notional Amount
Value and
Unrealized
Appreciation/
(Depreciation)
S&P MidCap 400 Goldman Sachs International 4/27/26 4.29% $ 4,168,104 $ 80,664
S&P MidCap 400 UBS AG 4/27/26 4.44% 4,415,759 85,900
$8,583,863 $166,564
(1)
Agreements may be terminated at will by either party without penalty.  Payment is due at termination/maturity.
(2)
Reflects the floating financing rate, as of March 31, 2026, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.  This amount is included as part of the unrealized appreciation/(depreciation).

March 31, 2026 (unaudited) :: Schedule of Portfolio Investments
ProFund VP Mid-Cap Growth
Common Stocks (99.8%)
Shares Value
AAON, Inc. (Building Products) 637 $ 52,712
Abercrombie & Fitch Co.
*
- Class A (Specialty Retail) 177 16,172
Acuity, Inc. (Electrical Equipment) 195 54,643
Advanced Drainage Systems, Inc. (Building Products) 378 51,835
Advanced Energy Industries, Inc. (Electronic Equipment,
Instruments & Components) 355 114,562
AECOM
*
(Construction & Engineering) 535 45,379
AeroVironment, Inc.
*
(Aerospace & Defense) 299 54,732
Affiliated Managers Group, Inc. (Capital Markets) 265 73,326
Agree Realty Corp. (Retail REITs) 508 38,293
Allegro MicroSystems , Inc.
*
(Semiconductors &
Semiconductor Equipment) 735 23,175
American Financial Group, Inc. (Insurance) 260 33,205
American Healthcare REIT, Inc. (Health Care REITs) 1,018 48,009
Amkor Technology, Inc. (Semiconductors &
Semiconductor Equipment) 514 23,145
Antero Midstream Corp. (Oil, Gas & Consumable Fuels) 3,116 71,045
API Group Corp.
*
(Industrial Support Services) 3,609 146,237
Appfolio , Inc.
*
- Class A (Software) 229 36,141
Applied Industrial Technologies, Inc. (Trading
Companies & Distributors) 194 51,472
Arrowhead Pharmaceuticals, Inc.
*
(Biotechnology) 1,317 82,576
ATI, Inc. (Metals & Mining) 1,278 185,898
Autoliv, Inc. (Automobile Components) 400 42,064
Avis Budget Group, Inc.
*(a)
(Ground Transportation) 111 16,189
Belden, Inc. (Electronic Equipment, Instruments &
Components) 170 19,521
BellRing Brands, Inc.
*
(Personal Care Products) 452 7,273
Bentley Systems, Inc. - Class B (Software) 882 30,976
BILL Holdings, Inc.
*
(Software) 405 15,512
BioMarin Pharmaceutical, Inc.
*
(Biotechnology) 1,030 58,185
Bio-Rad Laboratories, Inc.
*
- Class A (Life Sciences
Tools & Services) 95 26,481
Blackbaud, Inc. (Software) 168 6,486
Boyd Gaming Corp. (Hotels, Restaurants & Leisure) 544 44,706
Brixmor Property Group, Inc. (Retail REITs) 1,326 38,189
Bruker Corp.
*
(Life Sciences Tools & Services) 551 19,902
Burlington Stores, Inc.
*
(Specialty Retail) 357 116,161
BWX Technologies, Inc. (Aerospace & Defense) 860 175,861
CACI International, Inc.
*
- Class A (Professional
Services) 208 113,124
Capri Holdings, Ltd.
*
(Textiles, Apparel & Luxury
Goods) 537 9,462
CareTrust REIT, Inc. (Health Care REITs) 2,102 77,038
Carlisle Cos., Inc. (Building Products) 166 55,381
Carpenter Technology Corp. (Metals & Mining) 469 184,856
Casey's General Stores, Inc. (Consumer Staples
Distribution & Retail) 349 254,022
Cava Group, Inc.
*
(Leisure Facilities & Services) 393 31,794
Celsius Holdings, Inc.
*
(Beverages) 1,503 53,326
Chart Industries, Inc.
*
(Machinery) 422 87,249
Chemed Corp. (Health Care Providers & Services) 65 24,553
Chewy, Inc.
*
- Class A (Specialty Retail) 1,503 40,581
Choice Hotels International, Inc.
*(a)
(Hotels, Restaurants
& Leisure) 115 11,903
Churchill Downs, Inc. (Hotels, Restaurants & Leisure) 624 56,054
Cirrus Logic, Inc.
*
(Semiconductors & Semiconductor
Equipment) 273 39,481
Clean Harbors, Inc.
*
(Commercial Services & Supplies) 243 69,675
Coca-Cola Consolidated, Inc. (Beverages) 533 102,198
Cognex Corp. (Electronic Equipment, Instruments &
Components) 778 38,114
CommVault Systems, Inc.
*
(Software) 252 19,628
COPT Defense Properties (Office REITs) 445 13,617
Core & Main, Inc.
*
- Class A (Trading Companies &
Distributors) 780 38,532
Crane Co. (Machinery) 235 40,185
Common Stocks, continued
Shares Value
Crane NXT Co. (Electronic Equipment, Instruments &
Components) 200 $ 8,118
Crocs, Inc.
*
(Textiles, Apparel & Luxury Goods) 198 16,438
CubeSmart (Specialized REITs) 965 35,367
Cullen/Frost Bankers, Inc. (Banks) 297 40,713
Curtiss-Wright Corp. (Aerospace & Defense) 347 236,348
Cytokinetics, Inc.
*
(Biotechnology) 621 40,930
Dick's Sporting Goods, Inc. (Specialty Retail) 251 49,771
DocuSign, Inc.
*
(Software) 1,111 52,673
Dolby Laboratories, Inc.
*
- Class A (Software) 257 15,435
Donaldson Co., Inc. (Machinery) 728 61,785
Doximity, Inc.
*
- Class A (Health Care Technology) 1,257 29,288
Dropbox, Inc.
*
- Class A (Software) 1,641 37,284
DT Midstream, Inc. (Oil, Gas & Consumable Fuels) 689 92,787
Duolingo, Inc.
*
(Diversified Consumer Services) 258 25,431
Dutch Bros, Inc.
*
(Leisure Facilities & Services) 669 33,891
Dycom Industries, Inc.
*
(Construction & Engineering) 282 95,547
Dynatrace, Inc.
*
(Software) 2,809 103,877
Eagle Materials, Inc. (Construction Materials) 151 28,607
East West Bancorp, Inc. (Banks) 660 70,462
EastGroup Properties, Inc. (Industrial REITs) 311 57,563
Elanco Animal Health, Inc.
*
(Pharmaceuticals) 4,676 111,896
elf Beauty, Inc.
*
(Personal Care Products) 372 22,547
Encompass Health Corp. (Health Care Providers &
Services) 947 91,603
EnerSys (Electrical Equipment) 347 60,281
Entegris , Inc. (Semiconductors & Semiconductor
Equipment) 572 67,061
EPR Properties (Specialized REITs) 372 18,585
Equitable Holdings, Inc. (Financial Services) 1,278 47,427
Equity LifeStyle Properties, Inc. (Residential REITs) 929 57,988
Esab Corp. (Machinery) 235 22,715
Essent Group, Ltd. (Financial Services) 376 21,973
Evercore, Inc. (Capital Markets) 226 67,463
Exelixis , Inc.
*
(Biotechnology) 2,443 104,780
ExlService Holdings, Inc.
*
(Professional Services) 1,477 44,975
Exponent, Inc. (Professional Services) 244 15,921
Fabrinet
*
(Electronic Equipment, Instruments &
Components) 337 175,752
Federated Hermes, Inc. - Class B (Capital Markets) 695 39,413
First Financial Bankshares , Inc. (Banks) 514 15,137
First Industrial Realty Trust, Inc. (Industrial REITs) 1,247 72,139
FirstCash Holdings, Inc. (Consumer Finance) 365 68,620
Five Below, Inc.
*
(Specialty Retail) 518 118,353
Flex, Ltd.
*
(Electronic Equipment, Instruments &
Components) 3,459 226,427
Flowserve Corp. (Machinery) 1,195 87,844
Fortune Brands Innovations, Inc. (Building Products) 644 25,097
FTI Consulting, Inc.
*
(Professional Services) 115 20,329
Gaming and Leisure Properties, Inc. (Specialized REITs) 1,198 53,155
GATX Corp. (Trading Companies & Distributors) 195 33,294
Genpact, Ltd. (Professional Services) 699 26,038
Gentex Corp. (Automobile Components) 823 17,983
Globus Medical, Inc.
*
(Health Care Equipment &
Supplies) 1,047 90,210
Graco, Inc. (Machinery) 795 67,297
Graham Holdings Co. - Class B (Diversified Consumer
Services) 15 15,859
Grand Canyon Education, Inc.
*
(Diversified Consumer
Services) 260 44,208
Guidewire Software, Inc.
*
(Software) 800 119,648
H&R Block, Inc. (Diversified Consumer Services) 619 19,647
Haemonetics Corp.
*
(Health Care Equipment &
Supplies) 262 14,766
Halozyme Therapeutics, Inc.
*
(Biotechnology) 1,106 71,481
Hamilton Lane, Inc. - Class A (Capital Markets) 208 20,675
HealthEquity, Inc.
*
(Health Care Providers & Services) 804 67,190

Schedule of Portfolio Investments :: March 31, 2026 (unaudited)
ProFund VP Mid-Cap Growth
Common Stocks, continued
Shares Value
Hecla Mining Co. (Metals & Mining) 6,308 $ 117,518
Hexcel Corp. (Aerospace & Defense) 715 57,865
Hilton Grand Vacations, Inc.
*
(Hotels, Restaurants &
Leisure) 562 21,985
Hims & Hers Health, Inc.
*
(Health Care Providers &
Services) 1,959 40,669
Houlihan Lokey, Inc. (Capital Markets) 271 38,921
Hyatt Hotels Corp.
*
- Class A (Hotels, Restaurants &
Leisure) 269 38,680
IDACORP, Inc. (Electric Utilities) 264 37,744
Illumina, Inc.
*
(Life Sciences Tools & Services) 776 95,650
InterDigital , Inc. (Software) 243 73,386
International Bancshares Corp. (Banks) 239 16,082
ITT, Inc. (Machinery) 810 154,329
Jazz Pharmaceuticals PLC
*
(Pharmaceuticals) 572 108,137
Kinsale Capital Group, Inc. (Insurance) 208 71,065
Kirby Corp.
*
(Marine Transportation) 235 31,227
Knife River Corp. (Construction Materials) 213 17,391
Kratos Defense & Security Solutions, Inc.
*
(Aerospace
& Defense) 1,737 122,476
Lamar Advertising Co. - Class A (Specialized REITs) 491 62,190
Lancaster Colony Corp. (Food Products) 96 13,280
Lantheus Holdings, Inc.
*
(Health Care Equipment &
Supplies) 430 32,616
Lattice Semiconductor Corp.
*
(Semiconductors &
Semiconductor Equipment) 760 70,498
Lincoln Electric Holdings, Inc. (Machinery) 353 87,925
Littelfuse , Inc. (Electronic Equipment, Instruments &
Components) 99 33,596
LivaNova PLC
*
(Health Care Equipment & Supplies) 514 32,670
MACOM Technology Solutions Holdings, Inc.
*
(Semiconductors & Semiconductor Equipment) 607 134,796
Manhattan Associates, Inc.
*
(Software) 343 45,660
Masimo Corp.
*
(Health Care Equipment & Supplies) 246 43,756
MasTec , Inc.
*
(Construction & Engineering) 577 185,644
Mattel, Inc.
*
(Leisure Products) 1,168 16,971
Maximus, Inc. (Professional Services) 276 17,692
Medpace Holdings, Inc.
*
(Life Sciences Tools &
Services) 212 101,800
MGIC Investment Corp. (Financial Services) 1,052 27,615
MKS, Inc. (Semiconductors & Semiconductor
Equipment) 449 103,185
Moog, Inc. - Class A (Aerospace & Defense) 268 78,428
Morningstar, Inc. (Capital Markets) 106 17,919
MP Materials Corp.
*
(Metals & Mining) 747 36,050
MSA Safety, Inc. (Commercial Services & Supplies) 207 33,938
MSC Industrial Direct Co., Inc. (Trading Companies &
Distributors) 181 16,701
Mueller Industries, Inc. (Machinery) 753 83,432
National Fuel Gas Co. (Gas Utilities) 554 52,054
National Storage Affiliates Trust (Specialized REITs) 278 10,492
Neurocrine Biosciences, Inc.
*
(Biotechnology) 944 124,363
NewMarket Corp. (Chemicals) 73 46,789
Nexstar Media Group, Inc. (Media) 148 26,763
Nextpower , Inc.
*
- Class A (Electrical Equipment) 909 109,580
NNN REIT, Inc. (Retail REITs) 767 32,237
NorthWestern Energy Group, Inc. (Multi-Utilities) 254 16,749
Novanta, Inc.
*
(Electronic Equipment, Instruments &
Components) 159 18,779
Nutanix, Inc.
*
- Class A (Software) 1,525 57,965
nVent Electric PLC (Electrical Equipment) 1,518 179,549
Okta, Inc.
*
(IT Services) 1,595 125,542
Old Republic International Corp. (Insurance) 1,114 44,449
Ollie's Bargain Outlet Holdings, Inc.
*
(Broadline Retail) 577 53,107
Omega Healthcare Investors, Inc. (Health Care REITs) 1,501 65,774
Common Stocks, continued
Shares Value
Onto Innovation, Inc.
*
(Semiconductors &
Semiconductor Equipment) 225 $ 46,141
Option Care Health, Inc.
*
(Health Care Providers &
Services) 1,492 40,165
Ormat Technologies, Inc. (Independent Power/
Renewable Electricity Producers) 572 64,018
Oshkosh Corp. (Machinery) 273 40,188
Parsons Corp.
*
(Professional Services) 333 18,039
Paylocity Holding Corp.
*
(Professional Services) 409 44,188
Pegasystems, Inc. (Software) 858 36,516
Penumbra, Inc.
*
(Health Care Equipment & Supplies) 369 121,168
Pinterest, Inc.
*
- Class A (Interactive Media & Services) 3,747 68,720
Planet Fitness, Inc.
*
- Class A (Hotels, Restaurants &
Leisure) 781 58,091
Primerica, Inc. (Insurance) 175 43,834
Pure Storage, Inc.
*
- Class A (Technology Hardware,
Storage & Peripherals) 2,951 174,227
Qualys, Inc.
*
(Software) 336 29,518
Rambus, Inc.
*
(Semiconductors & Semiconductor
Equipment) 1,012 87,062
Rb Global, Inc.
*
(Commercial Services & Supplies) 1,749 167,642
RBC Bearings, Inc.
*
(Machinery) 297 161,307
RenaissanceRe Holdings, Ltd. (Insurance) 214 63,607
Repligen Corp.
*
(Life Sciences Tools & Services) 273 32,165
Roivant Sciences, Ltd.
*
(Biotechnology) 2,460 68,142
Royal Gold, Inc. (Metals & Mining) 763 194,177
RPM International, Inc. (Chemicals) 493 49,004
Ryan Specialty Holdings, Inc.
*
(Insurance) 708 23,888
Sabra Health Care REIT, Inc. (Health Care REITs) 2,372 45,614
SEI Investments Co. (Capital Markets) 516 40,491
Service Corp. International (Diversified Consumer
Services) 695 57,344
Shift4 Payments, Inc.
*(a)
- Class A (Financial Services) 413 18,060
Silicon Laboratories, Inc.
*
(Semiconductors &
Semiconductor Equipment) 164 34,137
Simpson Manufacturing Co., Inc. (Building Products) 192 32,951
SiTime Corp.
*
(Semiconductors & Semiconductor
Equipment) 208 71,833
SLM Corp. (Consumer Finance) 1,031 22,074
Solstice Advanced Materials, Inc.
*
(Chemicals) 792 60,319
Sotera Health Co.
*
(Life Sciences Tools & Services) 2,191 31,419
Spire, Inc. (Gas Utilities) 239 21,639
Sprouts Farmers Market, Inc.
*
(Consumer Staples
Distribution & Retail) 366 28,230
SPX Technologies, Inc.
*
(Machinery) 469 93,772
STAG Industrial, Inc. (Industrial REITs) 1,096 39,522
STANDARDAERO INC
*
(Aerospace & Defense) 1,107 28,594
Sterling Infrastructure, Inc.
*
(Construction &
Engineering) 289 117,701
Stifel Financial Corp. (Capital Markets) 789 58,323
Talen Energy Corp.
*
(Electric Utilities) 430 137,269
TechnipFMC PLC (Energy Equipment & Services) 3,808 263,247
Tempur Sealy International, Inc. (Household Durables) 1,975 145,992
Tenet Healthcare Corp.
*
(Health Care Providers &
Services) 827 156,063
Tetra Tech, Inc. (Commercial Services & Supplies) 2,453 73,884
Texas Capital Bancshares, Inc.
*
(Banks) 205 19,450
Texas Roadhouse, Inc. (Hotels, Restaurants & Leisure) 622 102,717
The Brink's Co. (Commercial Services & Supplies) 277 28,706
The Carlyle Group, Inc. (Capital Markets) 951 46,019
The Ensign Group, Inc. (Health Care Providers &
Services) 542 109,213
The Hanover Insurance Group, Inc. (Insurance) 144 24,962
The New York Times Co. - Class A (Media) 1,519 127,186
TopBuild Corp.
*
(Household Durables) 263 92,392

March 31, 2026 (unaudited) :: Schedule of Portfolio Investments
ProFund VP Mid-Cap Growth
Common Stocks, continued
Shares Value
TransUnion (Professional Services) 941 $ 65,107
Travel + Leisure Co. (Hotels, Restaurants & Leisure) 606 41,929
TTM Technologies, Inc.
*
(Electronic Equipment,
Instruments & Components) 973 94,790
Twilio, Inc.
*
- Class A (Software) 1,426 179,419
TXNM Energy, Inc. (Electric Utilities) 378 22,098
UiPath, Inc.
*
- Class A (Software) 3,064 34,010
UL Solutions, Inc.
*
- Class A (Professional Services) 728 62,397
United Therapeutics Corp.
*
(Biotechnology) 405 240,157
Universal Display Corp. (Semiconductors &
Semiconductor Equipment) 183 16,774
Vail Resorts, Inc. (Hotels, Restaurants & Leisure) 166 21,301
Valaris , Ltd.
*
(Energy Equipment & Services) 606 59,412
Valmont Industries, Inc. (Construction & Engineering) 111 44,352
Valvoline, Inc.
*
(Specialty Retail) 1,196 40,281
Vicor Corp.
*
(Electrical Equipment) 214 34,454
Vontier Corp. (Electronic Equipment, Instruments &
Components) 585 20,750
Warner Music Group Corp. - Class A (Entertainment) 732 18,695
Watts Water Technologies, Inc. - Class A (Machinery) 258 74,895
Weatherford International PLC (Energy Equipment &
Services) 282 26,672
WEX, Inc.
*
(Financial Services) 192 29,384
Wingstop , Inc. (Hotels, Restaurants & Leisure) 262 40,602
Woodward, Inc. (Aerospace & Defense) 561 200,793
WP Carey, Inc. (Equity REIT - Diversified) 1,092 74,212
Wyndham Hotels & Resorts, Inc. (Hotels, Restaurants &
Leisure) 376 30,542
XPO, Inc.
*
(Ground Transportation) 1,103 214,589
YETI Holdings, Inc.
*
(Leisure Products) 431 15,770
TOTAL COMMON STOCKS
  (Cost $11,881,012) 15,326,922
Repurchase Agreements
(b)
( 0.1% )
Principal
Amount Value
Repurchase Agreements with various counterparties,
rates 3.40%-3.54%, dated 3/31/26, due 4/1/26, total to
be received $12,001 $ 12,000 12,000
TOTAL REPURCHASE AGREEMENTS
(Cost $12,000) 12,000
Collateral for Securities Loaned
(c)
( 0.3% )
Shares Value
Invesco Government & Agency Portfolio — Institutional
Shares,  3.67%
(d)
39,733 39,733
TOTAL COLLATERAL FOR SECURITIES
LOANED
  (Cost $39,733) 39,733
TOTAL INVESTMENT SECURITIES
  (Cost $11,932,745)— 100.2% 15,378,655
Net other assets (liabilities) —  (0.2)% (25,213)
NET ASSETS — 100.0% $ 15,353,442
*
Non-income producing security.
(a)
All or part of this security was on loan as of March 31, 2026. The total value of securities on loan as of March 31, 2026 was $40,253.
(b)
The ProFund VP invests in Repurchase Agreements jointly with other funds in the
Trust.  See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(c)
Securities were purchased with cash collateral held from securities on loan at March
31, 2026.
(d)
Rate periodically changes. Rate disclosed is the daily yield as of March 31, 2026.
REIT
Real Estate Investment Trust
ProFund VP Mid-Cap Growth invested in the following industries as of March 31, 2026:
Value
% of Net
Assets
Aerospace & Defense $ 955,097 6.2%
Automobile Components 60,047 0.4%
Banks 161,844 1.1%
Beverages 155,524 1.0%
Biotechnology 790,614 5.2%
Broadline Retail 53,107 0.3%
Building Products 217,976 1.4%
Capital Markets 402,550 2.6%
Chemicals 156,112 1.0%
Commercial Services & Supplies 373,845 2.4%
Construction & Engineering 488,623 3.2%
Construction Materials 45,998 0.3%
Consumer Finance 90,694 0.6%
Consumer Staples Distribution & Retail 282,252 1.8%
Diversified Consumer Services 162,489 1.1%
Electric Utilities 197,111 1.3%
Electrical Equipment 438,507 2.9%
Electronic Equipment, Instruments & Components 750,409 4.9%
Energy Equipment & Services 349,331 2.2%
Entertainment 18,695 0.1%
Equity REIT - Diversified 74,212 0.5%
Financial Services 144,459 0.9%
Food Products 13,280 0.1%
Gas Utilities 73,693 0.5%
Ground Transportation 230,778 1.5%
Health Care Equipment & Supplies 335,186 2.2%
Health Care Providers & Services 529,456 3.4%
Health Care REITs 236,435 1.5%
Health Care Technology 29,288 0.2%
Hotels, Restaurants & Leisure 468,510 3.0%
Household Durables 238,384 1.6%
Independent Power/Renewable Electricity Producers 64,018 0.4%
Industrial REITs 169,224 1.1%
Industrial Support Services 146,237 1.0%
Insurance 305,010 2.0%
Interactive Media & Services 68,720 0.4%
IT Services 125,542 0.8%
Leisure Facilities & Services 65,685 0.4%
Leisure Products 32,741 0.2%
Life Sciences Tools & Services 307,417 2.0%
Machinery 1,062,923 6.9%
Marine Transportation 31,227 0.2%
Media 153,949 1.1%
Metals & Mining 718,499 4.7%
Multi-Utilities 16,749 0.1%
Office REITs 13,617 0.1%
Oil, Gas & Consumable Fuels 163,832 1.1%
Personal Care Products 29,820 0.2%

Schedule of Portfolio Investments :: March 31, 2026 (unaudited)
ProFund VP Mid-Cap Growth
Value
% of Net
Assets
Pharmaceuticals $ 220,033 1.4%
Professional Services 427,810 2.8%
Residential REITs 57,988 0.4%
Retail REITs 108,719 0.7%
Semiconductors & Semiconductor Equipment 717,288 4.7%
Software 894,134 5.8%
Specialized REITs 179,789 1.2%
Specialty Retail 381,319 2.5%
Technology Hardware, Storage & Peripherals 174,227 1.1%
Textiles, Apparel & Luxury Goods 25,900 0.2%
Trading Companies & Distributors 139,999 0.9%
Other
**
26,520 0.2%
Total $ 15,353,442 100.0%
**
Includes any non-equity securities and other net assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
REIT
Real Estate Investment Trust

March 31, 2026 (unaudited) :: Schedule of Portfolio Investments
ProFund VP Mid-Cap Value
Common Stocks ( 99 .8% )
Shares Value
Abercrombie & Fitch Co.
*
- Class A (Specialty Retail) 169 $ 15,442
Acuity, Inc. (Electrical Equipment) 61 17,093
Advanced Drainage Systems, Inc. (Building Products) 198 27,152
AECOM
*
(Construction & Engineering) 455 38,593
AGCO Corp. (Machinery) 377 43,683
Agree Realty Corp. (Retail REITs) 414 31,207
Alaska Air Group, Inc.
*
(Passenger Airlines) 719 26,445
Albertsons Cos., Inc. - Class A (Consumer Staples
Distribution & Retail) 2,322 39,567
Alcoa Corp. (Metals & Mining) 1,626 107,852
Allegro MicroSystems, Inc.
*
(Semiconductors &
Semiconductor Equipment) 287 9,049
Ally Financial, Inc. (Consumer Finance) 1,762 69,123
American Airlines Group, Inc.
*
(Passenger Airlines) 4,144 44,506
American Financial Group, Inc. (Insurance) 261 33,332
American Healthcare REIT, Inc. (Health Care REITs) 434 20,467
American Homes 4 Rent - Class A (Residential REITs) 2,046 57,124
Amkor Technology, Inc. (Semiconductors &
Semiconductor Equipment) 371 16,706
Annaly Capital Management, Inc. (Mortgage REITs) 4,510 95,387
Antero Resources Corp.
*
(Oil, Gas & Consumable Fuels) 1,840 78,090
Applied Industrial Technologies, Inc. (Trading
Companies & Distributors) 106 28,124
AptarGroup, Inc. (Containers & Packaging) 404 50,912
Aramark (Hotels, Restaurants & Leisure) 1,649 66,850
Arrow Electronics, Inc.
*
(Electronic Equipment,
Instruments & Components) 321 46,035
Ashland, Inc. (Chemicals) 287 15,960
Associated Banc-Corp. (Banks) 1,026 26,532
Autoliv, Inc. (Automobile Components) 163 17,141
AutoNation, Inc.
*
(Specialty Retail) 163 31,827
Avantor, Inc.
*
(Life Sciences Tools & Services) 4,281 33,563
Avient Corp. (Chemicals) 575 20,873
Avis Budget Group, Inc.
*
(Ground Transportation) 32 4,667
Avnet, Inc. (Electronic Equipment, Instruments &
Components) 513 31,611
Axalta Coating Systems, Ltd.
*
(Chemicals) 1,339 37,090
Bank OZK (Banks) 651 29,874
Bath & Body Works, Inc. (Retail - Discretionary) 1,285 23,991
Belden, Inc. (Electronic Equipment, Instruments &
Components) 134 15,387
BellRing Brands, Inc.
*
(Personal Care Products) 434 6,983
Bentley Systems, Inc. - Class B (Software) 345 12,116
BILL Holdings, Inc.
*
(Software) 282 10,801
BioMarin Pharmaceutical, Inc.
*
(Biotechnology) 518 29,262
Bio-Rad Laboratories, Inc.
*
- Class A (Life Sciences
Tools & Services) 52 14,495
BJ's Wholesale Club Holdings, Inc.
*
(Consumer Staples
Distribution & Retail) 821 80,803
Black Hills Corp. (Multi-Utilities) 473 32,831
Blackbaud, Inc. (Software) 112 4,324
Booz Allen Hamilton Holding Corporation (Professional
Services) 757 59,068
BorgWarner, Inc. (Automobile Components) 1,300 70,538
Brighthouse Financial, Inc.
*
(Insurance) 359 21,497
Brixmor Property Group, Inc. (Retail REITs) 1,039 29,923
Bruker Corp.
*
(Life Sciences Tools & Services) 326 11,775
Brunswick Corp. (Leisure Products) 409 29,758
Burlington Stores, Inc.
*
(Specialty Retail) 153 49,783
Cabot Corp. (Chemicals) 328 24,702
Capri Holdings, Ltd.
*
(Textiles, Apparel & Luxury
Goods) 388 6,837
Carlisle Cos., Inc. (Building Products) 146 48,709
Cava Group, Inc.
*
(Leisure Facilities & Services) 363 29,366
Chemed Corp. (Health Care Providers & Services) 45 16,998
Chewy, Inc.
*
- Class A (Specialty Retail) 494 13,338
Common Stocks, continued
Shares Value
Choice Hotels International, Inc.
*
(Hotels, Restaurants
& Leisure) 53 $ 5,486
Chord Energy Corp. (Oil, Gas & Consumable Fuels) 357 50,758
Cirrus Logic, Inc.
*
(Semiconductors & Semiconductor
Equipment) 138 19,958
Clean Harbors, Inc.
*
(Commercial Services & Supplies) 155 44,443
Cleveland-Cliffs, Inc.
*
(Metals & Mining) 3,580 30,251
CNH Industrial N.V. (Machinery) 5,555 61,106
CNO Financial Group, Inc. (Insurance) 593 24,349
CNX Resources Corp.
*
(Oil, Gas & Consumable Fuels) 893 34,425
Cognex Corp. (Electronic Equipment, Instruments &
Components) 520 25,475
Columbia Banking System, Inc. (Banks) 1,853 50,828
Columbia Sportswear Co. (Textiles, Apparel & Luxury
Goods) 158 8,660
Commerce Bancshares, Inc. (Banks) 860 42,312
Commercial Metals Co. (Metals & Mining) 696 42,755
CommVault Systems, Inc.
*
(Software) 108 8,412
Concentrix Corp. (Professional Services) 273 7,469
COPT Defense Properties (Office REITs) 411 12,577
Core & Main, Inc.
*
- Class A (Trading Companies &
Distributors) 664 32,802
Corebridge Financial, Inc (Financial Services) 1,602 38,223
Coty, Inc. - Class A (Personal Care Products) 2,320 4,663
Cousins Properties, Inc. (Office REITs) 1,054 23,789
Crane Co. (Machinery) 151 25,821
Crane NXT Co. (Electronic Equipment, Instruments &
Components) 176 7,144
Crocs, Inc.
*
(Textiles, Apparel & Luxury Goods) 182 15,110
Crown Holdings, Inc. (Containers & Packaging) 704 70,576
CubeSmart (Specialized REITs) 787 28,844
Cullen/Frost Bankers, Inc. (Banks) 198 27,142
Cytokinetics, Inc.
*
(Biotechnology) 353 23,266
Darling Ingredients, Inc.
*
(Food Products) 993 61,417
DENTSPLY SIRONA, Inc. (Health Care Equipment &
Supplies) 1,252 14,523
Dick's Sporting Goods, Inc. (Specialty Retail) 250 49,573
DocuSign, Inc.
*
(Software) 515 24,416
Dolby Laboratories, Inc.
*
- Class A (Software) 210 12,613
Donaldson Co., Inc. (Machinery) 239 20,284
DT Midstream, Inc. (Oil, Gas & Consumable Fuels) 178 23,971
Duolingo, Inc.
*
(Diversified Consumer Services) 78 7,688
Dutch Bros, Inc.
*
(Leisure Facilities & Services) 351 17,782
Eagle Materials, Inc. (Construction Materials) 97 18,377
East West Bancorp, Inc. (Banks) 424 45,266
EastGroup Properties, Inc. (Industrial REITs) 127 23,506
elf Beauty, Inc.
*
(Personal Care Products) 123 7,455
Entegris, Inc. (Semiconductors & Semiconductor
Equipment) 572 67,060
Envista Holdings Corp.
*
(Health Care Equipment &
Supplies) 1,028 26,080
EPR Properties (Specialized REITs) 229 11,441
Equitable Holdings, Inc. (Financial Services) 925 34,327
Equity LifeStyle Properties, Inc. (Residential REITs) 596 37,202
Esab Corp. (Machinery) 200 19,332
Essent Group, Ltd. (Financial Services) 348 20,337
Essential Utilities, Inc. (Water Utilities) 1,776 71,520
Euronet Worldwide, Inc.
*
(Financial Services) 245 16,261
Evercore, Inc. (Capital Markets) 93 27,761
Exponent, Inc. (Professional Services) 150 9,788
F.N.B. Corp. (Banks) 2,242 37,486
Fidelity National Financial, Inc. (Insurance) 1,601 74,254
First American Financial Corp. (Insurance) 640 38,586
First Financial Bankshares, Inc. (Banks) 474 13,959
First Horizon Corp. (Banks) 3,044 69,281
Floor & Decor Holdings, Inc.
*
- Class A (Specialty
Retail) 677 34,392

Schedule of Portfolio Investments :: March 31, 2026 (unaudited)
ProFund VP Mid-Cap Value
Common Stocks, continued
Shares Value
Flowers Foods, Inc. (Food Products) 1,325 $ 10,799
Fluor Corp. (Construction & Engineering) 1,012 47,209
Fortune Brands Innovations, Inc. (Building Products) 323 12,587
FTI Consulting, Inc.
*
(Professional Services) 114 20,152
GameStop Corp. - Class A (Specialty Retail) 2,586 59,580
Gaming and Leisure Properties, Inc. (Specialized REITs) 977 43,349
GATX Corp. (Trading Companies & Distributors) 94 16,050
Genpact, Ltd. (Professional Services) 527 19,631
Gentex Corp. (Automobile Components) 823 17,983
Glacier Bancorp, Inc. (Banks) 807 36,049
Graco, Inc. (Machinery) 510 43,172
Graham Holdings Co. - Class B (Diversified Consumer
Services) 11 11,630
Graphic Packaging Holding Co. (Containers &
Packaging) 1,851 18,399
Greif, Inc. - Class A (Containers & Packaging) 155 10,396
GXO Logistics, Inc.
*
(Air Freight & Logistics) 719 37,280
H&R Block, Inc. (Diversified Consumer Services) 381 12,093
Haemonetics Corp.
*
(Health Care Equipment &
Supplies) 116 6,538
Hamilton Lane, Inc. - Class A (Capital Markets) 118 11,729
Hancock Whitney Corp. (Banks) 516 32,812
Harley-Davidson, Inc. (Automobiles) 741 14,983
Healthcare Realty Trust, Inc. (Health Care REITs) 2,189 37,191
HF Sinclair Corp. (Oil, Gas & Consumable Fuels) 982 61,267
Home BancShares, Inc. (Banks) 1,147 30,889
Houlihan Lokey, Inc. (Capital Markets) 161 23,123
Hyatt Hotels Corp.
*
- Class A (Hotels, Restaurants &
Leisure) 81 11,647
IDACORP, Inc. (Electric Utilities) 162 23,161
Illumina, Inc.
*
(Life Sciences Tools & Services) 442 54,481
Independence Realty Trust, Inc. (Residential REITs) 1,485 22,112
Ingredion, Inc. (Food Products) 396 44,613
International Bancshares Corp. (Banks) 179 12,045
IPG Photonics Corp.
*
(Electronic Equipment,
Instruments & Components) 159 18,220
Janus Henderson Group PLC (Capital Markets) 773 39,709
Jefferies Financial Group, Inc. (Capital Markets) 1,037 42,797
Jones Lang LaSalle, Inc.
*
(Real Estate Management &
Development) 296 90,079
KB Home (Household Durables) 397 20,545
KBR, Inc. (Professional Services) 797 29,377
Kilroy Realty Corp. (Office REITs) 684 19,296
Kirby Corp.
*
(Marine Transportation) 183 24,317
Kite Realty Group Trust (Retail REITs) 1,358 33,340
Knife River Corp. (Construction Materials) 213 17,391
Knight-Swift Transportation Holdings, Inc. (Ground
Transportation) 1,019 58,674
Kyndryl Holdings, Inc.
*
(IT Services) 1,434 18,814
Lamar Advertising Co. - Class A (Specialized REITs) 218 27,612
Lancaster Colony Corp. (Food Products) 64 8,853
Landstar System, Inc. (Ground Transportation) 213 34,146
Lantheus Holdings, Inc.
*
(Health Care Equipment &
Supplies) 129 9,785
Lattice Semiconductor Corp.
*
(Semiconductors &
Semiconductor Equipment) 352 32,652
Lear Corp. (Automobile Components) 318 38,503
Lincoln Electric Holdings, Inc. (Machinery) 111 27,648
Lithia Motors, Inc. - Class A (Specialty Retail) 153 38,207
Littelfuse, Inc. (Electronic Equipment, Instruments &
Components) 91 30,881
Louisiana-Pacific Corp. (Paper & Forest Products) 398 28,955
Macy's, Inc. (Broadline Retail) 1,668 30,174
Manhattan Associates, Inc.
*
(Software) 147 19,569
Common Stocks, continued
Shares Value
Maplebear, Inc.
*
(Consumer Staples Distribution &
Retail) 1,153 $ 43,191
Masimo Corp.
*
(Health Care Equipment & Supplies) 124 22,056
Matador Resources Co. (Oil, Gas & Consumable Fuels) 734 46,374
Mattel, Inc.
*
(Leisure Products) 1,169 16,986
Maximus, Inc. (Professional Services) 157 10,064
MGIC Investment Corp. (Financial Services) 674 17,693
MKS, Inc. (Semiconductors & Semiconductor
Equipment) 123 28,267
Morningstar, Inc. (Capital Markets) 74 12,510
MP Materials Corp.
*
(Metals & Mining) 347 16,746
MSA Safety, Inc. (Commercial Services & Supplies) 92 15,083
MSC Industrial Direct Co., Inc. (Trading Companies &
Distributors) 166 15,317
Mueller Industries, Inc. (Machinery) 195 21,606
Murphy Oil Corp. (Oil, Gas & Consumable Fuels) 842 34,733
Murphy USA, Inc. (Specialty Retail) 106 52,361
National Fuel Gas Co. (Gas Utilities) 226 21,235
National Storage Affiliates Trust (Specialized REITs) 258 9,737
New Jersey Resources Corp. (Gas Utilities) 633 34,764
New York Community Bancorp, Inc. (Banks) 1,879 24,746
Nexstar Media Group, Inc. (Media) 81 14,647
Nextpower, Inc.
*
- Class A (Electrical Equipment) 326 39,299
NNN REIT, Inc. (Retail REITs) 679 28,538
NorthWestern Energy Group, Inc. (Multi-Utilities) 216 14,243
NOV, Inc. (Energy Equipment & Services) 2,261 42,530
Novanta, Inc.
*
(Electronic Equipment, Instruments &
Components) 119 14,055
Nutanix, Inc.
*
- Class A (Software) 678 25,771
OGE Energy Corp. (Electric Utilities) 1,290 61,868
Old National Bancorp (Banks) 2,176 48,090
Old Republic International Corp. (Insurance) 685 27,332
Olin Corp. (Chemicals) 712 21,168
Omega Healthcare Investors, Inc. (Health Care REITs) 853 37,379
ONE Gas, Inc. (Gas Utilities) 377 32,471
Onto Innovation, Inc.
*
(Semiconductors &
Semiconductor Equipment) 162 33,221
Oshkosh Corp. (Machinery) 214 31,503
Ovintiv, Inc. (Oil, Gas & Consumable Fuels) 1,742 103,405
Owens Corning (Building Products) 516 55,842
Park Hotels & Resorts, Inc. (Hotel & Resort REITs) 1,254 13,205
Parsons Corp.
*
(Professional Services) 109 5,905
PBF Energy, Inc. - Class A (Oil, Gas & Consumable
Fuels) 521 24,810
Penske Automotive Group, Inc. (Specialty Retail) 116 17,344
Performance Food Group Co.
*
(Consumer Staples
Distribution & Retail) 986 84,461
Permian Resources Corp. (Oil, Gas & Consumable
Fuels) 4,647 99,074
Pilgrim's Pride Corp.
*
(Food Products) 268 10,120
Pinnacle Financial Partners, Inc. (Banks) 945 81,403
Pinterest, Inc.
*
- Class A (Interactive Media & Services) 1,175 21,550
Polaris, Inc. (Leisure Products) 335 18,258
Portland General Electric Co. (Electric Utilities) 706 37,256
Post Holdings, Inc.
*
(Food Products) 265 26,198
Primerica, Inc. (Insurance) 84 21,040
Prosperity Bancshares, Inc. (Banks) 634 42,592
PVH Corp. (Textiles, Apparel & Luxury Goods) 287 20,021
Range Resources Corp. (Oil, Gas & Consumable Fuels) 1,487 67,183
Rayonier, Inc. (Specialized REITs) 1,745 35,982
Regal Rexnord Corp. (Electrical Equipment) 417 78,088
Reinsurance Group of America, Inc. (Insurance) 413 84,318
Reliance, Inc. (Metals & Mining) 328 99,686
RenaissanceRe Holdings, Ltd. (Insurance) 131 38,937
Repligen Corp.
*
(Life Sciences Tools & Services) 150 17,673

March 31, 2026 (unaudited) :: Schedule of Portfolio Investments
ProFund VP Mid-Cap Value
Common Stocks, continued
Shares Value
Rexford Industrial Realty, Inc. (Industrial REITs) 1,445 $ 47,295
RH
*
(Specialty Retail) 97 13,563
RLI Corp. (Insurance) 576 32,855
Roivant Sciences, Ltd.
*
(Biotechnology) 1,188 32,908
RPM International, Inc. (Chemicals) 475 47,215
Ryan Specialty Holdings, Inc.
*
(Insurance) 243 8,199
Ryder System, Inc. (Ground Transportation) 247 50,563
Saia, Inc.
*
(Ground Transportation) 167 58,664
Science Applications International Corp. (Professional
Services) 283 26,862
SEI Investments Co. (Capital Markets) 239 18,754
Selective Insurance Group, Inc. (Insurance) 377 28,422
Sensata Technologies Holding PLC (Electrical
Equipment) 914 32,191
Service Corp. International (Diversified Consumer
Services) 411 33,912
Shift4 Payments, Inc.
*(a)
- Class A (Financial Services) 148 6,472
Silicon Laboratories, Inc.
*
(Semiconductors &
Semiconductor Equipment) 98 20,399
Siligan Holdings, Inc. (Containers & Packaging) 550 21,340
Simpson Manufacturing Co., Inc. (Building Products) 133 22,825
SLM Corp. (Consumer Finance) 561 12,011
Solstice Advanced Materials, Inc.
*
(Chemicals) 469 35,719
Sonoco Products Co. (Containers & Packaging) 619 33,482
SouthState Bank Corp. (Banks) 622 57,547
Southwest Gas Holdings, Inc. (Gas Utilities) 404 35,108
Spire, Inc. (Gas Utilities) 211 19,104
Sprouts Farmers Market, Inc.
*
(Consumer Staples
Distribution & Retail) 367 28,307
STAG Industrial, Inc. (Industrial REITs) 467 16,840
STANDARDAERO INC
*
(Aerospace & Defense) 452 11,675
Starwood Property Trust, Inc. (Mortgage REITs) 2,184 37,608
Stifel Financial Corp. (Capital Markets) 431 31,860
Synaptics, Inc.
*
(Semiconductors & Semiconductor
Equipment) 243 17,020
Taylor Morrison Home Corp.
*
(Household Durables) 613 35,701
TD SYNNEX Corp. (Electronic Equipment, Instruments
& Components) 471 79,461
Terex Corp. (Machinery) 714 42,197
Texas Capital Bancshares, Inc.
*
(Banks) 142 13,473
The Boston Beer Co., Inc.
*
- Class A (Beverages) 48 11,059
The Brink's Co. (Commercial Services & Supplies) 76 7,876
The Carlyle Group, Inc. (Capital Markets) 994 48,100
The Gap, Inc. (Specialty Retail) 1,424 34,461
The Goodyear Tire & Rubber Co.
*
(Automobile
Components) 1,796 11,907
The Hanover Insurance Group, Inc. (Insurance) 127 22,015
The Middleby Corp.
*
(Machinery) 291 38,581
The Scotts Miracle-Gro Co. (Chemicals) 280 17,027
The Timken Co. (Machinery) 398 40,027
The Toro Co. (Machinery) 612 57,185
Thor Industries, Inc. (Automobiles) 332 26,524
Toll Brothers, Inc. (Household Durables) 595 81,200
TransUnion (Professional Services) 580 40,130
Trex Co., Inc.
*
(Building Products) 672 24,474
TXNM Energy, Inc. (Electric Utilities) 363 21,221
UFP Industries, Inc. (Building Products) 366 33,716
UGI Corp. (Gas Utilities) 1,347 49,057
UiPath, Inc.
*
- Class A (Software) 644 7,148
UMB Financial Corp. (Banks) 449 50,643
United Bankshares, Inc. (Banks) 876 36,284
Universal Display Corp. (Semiconductors &
Semiconductor Equipment) 156 14,299
Unum Group (Insurance) 957 69,890
Common Stocks, continued
Shares Value
US Foods Holding Corp.
*
(Consumer Staples
Distribution & Retail) 1,385 $ 127,711
Vail Resorts, Inc. (Hotels, Restaurants & Leisure) 115 14,757
Valley National Bancorp (Banks) 3,004 36,889
Valmont Industries, Inc. (Construction & Engineering) 50 19,979
VF Corp. (Textiles, Apparel & Luxury Goods) 2,063 35,050
Viper Energy, Inc. - Class A (Oil & Gas Producers) 1,166 54,790
Visteon Corp. (Automobile Components) 171 15,580
Vontier Corp. (Electronic Equipment, Instruments &
Components) 497 17,629
Vornado Realty Trust (Office REITs) 1,005 26,119
Voya Financial, Inc. (Financial Services) 590 40,308
Warner Music Group Corp. - Class A (Entertainment) 433 11,059
Watsco, Inc. (Trading Companies & Distributors) 219 79,670
Weatherford International PLC (Energy Equipment &
Services) 261 24,685
Webster Financial Corp. (Banks) 1,012 70,253
WESCO International, Inc. (Trading Companies &
Distributors) 305 83,453
Western Alliance Bancorp (Banks) 645 45,698
Westlake Corp. (Chemicals) 209 24,415
WEX, Inc.
*
(Financial Services) 89 13,621
Whirlpool Corp.
(a)
(Household Durables) 398 21,460
Wintrust Financial Corp. (Banks) 421 58,494
WP Carey, Inc. (Equity REIT - Diversified) 647 43,970
Wyndham Hotels & Resorts, Inc. (Hotels, Restaurants &
Leisure) 223 18,114
YETI Holdings, Inc.
*
(Leisure Products) 200 7,318
Zions Bancorp N.A. (Banks) 927 53,414
TOTAL COMMON STOCKS
  (Cost $7,696,052) 9,816,985
Repurchase Agreements
(b)
( 0 .2% )
Principal
Amount Value
Repurchase Agreements with various counterparties,
rates 3.40%-3.54%, dated 3/31/26, due 4/1/26, total to
be received $16,002 $ 16,000 16,000
TOTAL REPURCHASE AGREEMENTS
(Cost $16,000) 16,000
Collateral for Securities Loaned
(c)
( 0 .3% )
Shares Value
Invesco Government & Agency Portfolio — Institutional
Shares,  3.67%
(d)
25,790 25,790
TOTAL COLLATERAL FOR SECURITIES
LOANED
  (Cost $25,790) 25,790
TOTAL INVESTMENT SECURITIES
  (Cost $7,737,842)— 100.3% 9,858,775
Net other assets (liabilities) — ( 0 .3 ) % (26,888)
NET ASSETS — 100.0% $ 9,831,887
*
Non-income producing security.
(a)
All or part of this security was on loan as of March 31, 2026. The total value of securities on loan as of March 31, 2026 was $26,406.
(b)
The ProFund VP invests in Repurchase Agreements jointly with other funds in the
Trust.  See "Repurchase Agreements' in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(c)
Securities were purchased with cash collateral held from securities on loan at March
31, 2026.
(d)
Rate periodically changes. Rate disclosed is the daily yield as of March 31, 2026.

Schedule of Portfolio Investments :: March 31, 2026 (unaudited)
ProFund VP Mid-Cap Value
REIT
Real Estate Investment Trust
ProFund VP Mid-Cap Value invested in the following industries as of March 31, 2026:
Value
% of Net
Assets
Aerospace & Defense $ 11,675 0.1%
Air Freight & Logistics 37,280 0.4%
Automobile Components 171,652 1.7%
Automobiles 41,507 0.4%
Banks 1,074,001 10.9%
Beverages 11,059 0.1%
Biotechnology 85,436 0.9%
Broadline Retail 30,174 0.3%
Building Products 225,305 2.3%
Capital Markets 256,343 2.6%
Chemicals 244,169 2.5%
Commercial Services & Supplies 67,402 0.7%
Construction & Engineering 105,781 1.1%
Construction Materials 35,768 0.4%
Consumer Finance 81,134 0.8%
Consumer Staples Distribution & Retail 404,040 4.2%
Containers & Packaging 205,105 2.1%
Diversified Consumer Services 65,323 0.7%
Electric Utilities 143,506 1.5%
Electrical Equipment 166,671 1.7%
Electronic Equipment, Instruments & Components 285,898 2.9%
Energy Equipment & Services 67,215 0.7%
Entertainment 11,059 0.1%
Equity REIT - Diversified 43,970 0.4%
Financial Services 187,242 1.9%
Food Products 162,000 1.6%
Gas Utilities 191,739 1.9%
Ground Transportation 206,714 2.1%
Health Care Equipment & Supplies 78,982 0.8%
Health Care Providers & Services 16,998 0.2%
Health Care REITs 95,037 1.0%
Hotel & Resort REITs 13,205 0.1%
Hotels, Restaurants & Leisure 116,854 1.2%
Household Durables 158,906 1.6%
Industrial REITs 87,641 0.9%
Insurance 525,026 5.3%
Interactive Media & Services 21,550 0.3%
IT Services 18,814 0.2%
Leisure Facilities & Services 47,148 0.5%
Leisure Products 72,320 0.7%
Life Sciences Tools & Services 131,987 1.3%
Machinery 472,145 4.8%
Marine Transportation 24,317 0.2%
Media 14,647 0.1%
Metals & Mining 297,290 3.0%
Mortgage REITs 132,995 1.4%
Multi-Utilities 47,074 0.5%
Office REITs 81,781 0.8%
Oil & Gas Producers 54,790 0.6%
Oil, Gas & Consumable Fuels 624,090 6.3%
Paper & Forest Products 28,955 0.3%
Passenger Airlines 70,951 0.7%
Personal Care Products 19,101 0.2%
Professional Services 228,446 2.3%
Real Estate Management & Development 90,079 0.9%
Residential REITs 116,438 1.2%
Retail - Discretionary 23,991 0.2%
Retail REITs 123,008 1.3%
Semiconductors & Semiconductor Equipment 258,631 2.6%
Software 125,170 1.3%
Specialized REITs 156,965 1.6%
Value
% of Net
Assets
Specialty Retail $ 409,871 4.2%
Textiles, Apparel & Luxury Goods 85,678 0.9%
Trading Companies & Distributors 255,416 2.6%
Water Utilities 71,520 0.7%
Other
**
14,902 0.2%
Total $ 9,831,887 100.0%
**
Includes any non-equity securities and other net assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
REIT
Real Estate Investment Trust

March 31, 2026 (unaudited) :: Schedule of Portfolio Investments
ProFund VP Nasdaq-100
Common Stocks (88.9%)
Shares Value
Adobe, Inc.
*
(Software) 2,824 $ 686,458
Advanced Micro Devices, Inc.
*
(Semiconductors &
Semiconductor Equipment) 11,296 2,297,945
Airbnb, Inc.
*
- Class A (Hotels, Restaurants & Leisure) 2,935 370,632
Alnylam Pharmaceuticals, Inc.
*
(Biotechnology) 919 304,070
Alphabet, Inc. - Class A (Interactive Media & Services) 14,611 4,201,539
Alphabet, Inc. - Class C (Interactive Media & Services) 13,648 3,915,065
Amazon.com, Inc.
*
(Broadline Retail) 26,941 5,611,001
American Electric Power Co., Inc. (Electric Utilities) 3,747 491,157
Amgen, Inc. (Biotechnology) 3,735 1,314,160
Analog Devices, Inc. (Semiconductors & Semiconductor
Equipment) 3,383 1,076,268
Apple, Inc. (Technology Hardware, Storage &
Peripherals) 36,845 9,350,893
Applied Materials, Inc. (Semiconductors &
Semiconductor Equipment) 5,499 1,879,503
AppLovin Corp.
*
- Class A (Software) 2,128 846,944
ARM Holdings PLC
*ADR
(Semiconductors &
Semiconductor Equipment) 968 146,439
ASML Holding N.V. (Semiconductors & Semiconductor
Equipment) 609 804,386
Atlassian Corp.
*
- Class A (Software) 1,175 80,194
Autodesk, Inc.
*
(Software) 1,469 351,679
Automatic Data Processing, Inc. (Professional Services) 2,790 566,873
Axon Enterprise, Inc.
*
(Aerospace & Defense) 557 236,552
Baker Hughes Co. (Energy Equipment & Services) 6,847 418,009
Booking Holdings, Inc. (Hotels, Restaurants & Leisure) 219 922,060
Broadcom, Inc. (Semiconductors & Semiconductor
Equipment) 11,899 3,682,859
Cadence Design Systems, Inc.
*
(Software) 1,913 531,565
Charter Communications, Inc.
*
- Class A (Media) 877 189,327
Cintas Corp. (Commercial Services & Supplies) 2,771 468,687
Cisco Systems, Inc. (Communications Equipment) 27,367 2,123,406
Coca-Cola European Partners PLC (Beverages) 3,175 287,877
Cognizant Technology Solutions Corp. - Class A (IT
Services) 3,314 203,314
Comcast Corp. - Class A (Media) 24,862 713,788
Constellation Energy Corp. (Electric Utilities) 2,508 700,359
Copart, Inc.
*
(Commercial Services & Supplies) 6,707 222,672
CoStar Group, Inc.
*
(Real Estate Management &
Development) 2,909 117,349
Costco Wholesale Corp. (Consumer Staples Distribution
& Retail) 3,075 3,064,022
Crowdstrike Holdings, Inc.
*
- Class A (Software) 1,747 682,046
CSX Corp. (Ground Transportation) 12,884 528,888
Datadog, Inc.
*
- Class A (Software) 2,276 268,682
Dexcom, Inc.
*
(Health Care Equipment & Supplies) 2,667 167,488
Diamondback Energy, Inc. (Oil, Gas & Consumable
Fuels) 1,954 386,482
DoorDash , Inc.
*
- Class A (Hotels, Restaurants &
Leisure) 2,840 426,426
Electronic Arts, Inc. (Entertainment) 1,734 353,511
Exelon Corp. (Electric Utilities) 7,087 347,405
Fastenal Co. (Trading Companies & Distributors) 7,956 369,158
Ferrovial SE (Construction & Engineering) 4,985 324,274
Fortinet, Inc.
*
(Software) 5,127 418,978
GE HealthCare Technologies, Inc.
*
(Health Care
Equipment & Supplies) 3,158 224,786
Gilead Sciences, Inc. (Biotechnology) 8,601 1,198,721
Honeywell International, Inc. (Industrial Conglomerates) 4,404 995,436
IDEXX Laboratories, Inc.
*
(Health Care Equipment &
Supplies) 552 310,163
Insmed , Inc.
*
(Biotechnology) 1,493 244,135
Intel Corp. (Semiconductors & Semiconductor
Equipment) 34,608 1,527,251
Intuit, Inc. (Software) 1,916 828,440
Common Stocks, continued
Shares Value
Intuitive Surgical, Inc.
*
(Health Care Equipment &
Supplies) 2,461 $ 1,134,497
Keurig Dr Pepper, Inc. (Beverages) 9,413 247,844
KLA Corp. (Semiconductors & Semiconductor
Equipment) 908 1,336,948
Lam Research Corp. (Semiconductors & Semiconductor
Equipment) 8,652 1,848,586
Linde PLC (Chemicals) 3,211 1,591,885
Marriott International, Inc. - Class A (Hotels, Restaurants
& Leisure) 1,836 600,501
Marvell Technology, Inc. (Semiconductors &
Semiconductor Equipment) 6,036 597,866
MercadoLibre , Inc.
*
(Broadline Retail) 351 606,886
Meta Platforms, Inc. - Class A (Interactive Media &
Services) 7,402 4,234,906
Microchip Technology, Inc. (Semiconductors &
Semiconductor Equipment) 3,749 242,223
Micron Technology, Inc. (Semiconductors &
Semiconductor Equipment) 7,798 2,634,476
Microsoft Corp. (Software) 18,636 6,898,489
Mondelez International, Inc. - Class A (Food Products) 8,881 511,901
Monolithic Power Systems, Inc. (Semiconductors &
Semiconductor Equipment) 340 371,739
Monster Beverage Corp.
*
(Beverages) 6,778 491,134
Netflix, Inc.
*
(Entertainment) 29,253 2,812,675
NVIDIA Corp. (Semiconductors & Semiconductor
Equipment) 60,985 10,635,784
NXP Semiconductors N.V. (Semiconductors &
Semiconductor Equipment) 1,751 344,702
Old Dominion Freight Line, Inc. (Ground
Transportation) 1,444 282,158
O'Reilly Automotive, Inc.
*
(Specialty Retail) 5,809 536,229
PACCAR, Inc. (Machinery) 3,644 420,882
Palantir Technologies, Inc.
*
- Class A (Software) 15,876 2,322,341
Palo Alto Networks, Inc.
*
(Software) 5,654 906,449
Paychex, Inc. (Professional Services) 2,487 229,102
PayPal Holdings, Inc.
*
(Financial Services) 6,379 288,522
PDD Holdings, Inc.
*ADR
(Broadline Retail) 4,628 472,889
PepsiCo, Inc. (Beverages) 9,469 1,470,441
QUALCOMM, Inc. (Semiconductors & Semiconductor
Equipment) 7,393 952,071
Regeneron Pharmaceuticals, Inc. (Biotechnology) 720 556,301
Roper Technologies, Inc. (Software) 713 252,302
Ross Stores, Inc. (Specialty Retail) 2,241 485,468
Seagate Technology Holdings PLC (Technology
Hardware, Storage & Peripherals) 1,511 591,949
Shopify, Inc.
*
- Class A (IT Services) 8,495 1,007,677
Starbucks Corp. (Hotels, Restaurants & Leisure) 7,894 707,223
Strategy, Inc.
*
- Class A (Software) 2,176 271,565
Synopsys, Inc.
*
(Software) 1,327 526,129
Take-Two Interactive Software, Inc.
*
(Entertainment) 1,283 253,393
Tesla, Inc.
*
(Automobiles) 12,526 4,656,541
Texas Instruments, Inc. (Semiconductors &
Semiconductor Equipment) 6,288 1,220,752
The Kraft Heinz Co. (Food Products) 8,202 184,463
Thomson Reuters Corp. (Professional Services) 3,082 277,319
T-Mobile U.S., Inc. (Wireless Telecommunication
Services) 7,634 1,603,369
Verisk Analytics, Inc. (Professional Services) 956 181,401
Vertex Pharmaceuticals, Inc.
*
(Biotechnology) 1,760 785,910
Walmart, Inc. (Consumer Staples Distribution & Retail) 33,861 4,208,246
Warner Bros. Discovery, Inc.
*
(Entertainment) 17,182 471,818
Western Digital Corp. (Technology Hardware, Storage &
Peripherals) 2,349 635,381
Workday, Inc.
*
- Class A (Software) 1,476 191,762
Xcel Energy, Inc. (Electric Utilities) 4,323 343,419

Schedule of Portfolio Investments :: March 31, 2026 (unaudited)
ProFund VP Nasdaq-100
Common Stocks, continued
Shares Value
Zscaler, Inc.
*
(Software) 1,114 $ 156,283
TOTAL COMMON STOCKS
  (Cost $35,828,657) 122,372,119
Repurchase Agreements
(a)(b)
( 15.0% )
Principal
Amount Value
Repurchase Agreements with various counterparties,
rates 3.40%-3.54%, dated 3/31/26, due 4/1/26, total to
be received $20,586,007 $ 20,584,000 20,584,000
TOTAL REPURCHASE AGREEMENTS
(Cost $20,584,000) 20,584,000
TOTAL INVESTMENT SECURITIES
  (Cost $59,265,241)— 106.0% $ 145,808,703
Net other assets (liabilities) —  (6.0)% (8,253,350)
NET ASSETS — 100.0% $ 137,555,353
*
Non-income producing security.
(a)
A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At March 31, 2026, the aggregate amount held in a segregated account was $1,271,000.
(b)
The ProFund VP invests in Repurchase Agreements jointly with other funds in the
Trust.  See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
ADR
American Depositary Receipt
Futures Contracts Purchased
Number of
Contracts Expiration Date Notional Amount
Value and
Unrealized
Appreciation/
(Depreciation)
E-mini Nasdaq-100 Futures Contracts 25 6/22/26 $ 11,957,500 $ (443,865)
Total Return Swap Agreements—Long
Underlying Instrument Counterparty
Termination
Date
(1)
Rate Paid
(Received)
(2)
Notional Amount
Value and
Unrealized
Appreciation/
(Depreciation)
Nasdaq-100 Index Goldman Sachs International 4/27/26 4.39% $ 2,339,596 $ 93,396
Nasdaq-100 Index UBS AG 4/27/26 4.44% 937,738 83,313
$3,277,334 $176,709
(1)
Agreements may be terminated at will by either party without penalty.  Payment is due at termination/maturity.
(2)
Reflects the floating financing rate, as of March 31, 2026, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.  This amount is included as part of the unrealized appreciation/(depreciation).
ProFund VP Nasdaq-100 invested in the following industries as of March 31, 2026:
Value
% of Net
Assets
Aerospace & Defense $ 236,552 0.2%
Automobiles 4,656,541 3.4%
Beverages 2,497,296 1.8%
Biotechnology 4,403,297 3.2%
Broadline Retail 6,690,776 4.9%
Chemicals 1,591,885 1.2%
Commercial Services & Supplies 691,359 0.5%
Communications Equipment 2,123,406 1.5%
Construction & Engineering 324,274 0.2%
Consumer Staples Distribution & Retail 7,272,268 5.3%
Electric Utilities 1,882,340 1.4%
Energy Equipment & Services 418,009 0.3%
Entertainment 3,891,397 2.8%
Financial Services 288,522 0.2%
Food Products 696,364 0.5%
Ground Transportation 811,046 0.6%
Health Care Equipment & Supplies 1,836,934 1.3%
Hotels, Restaurants & Leisure 3,026,842 2.2%
Industrial Conglomerates 995,436 0.7%
Interactive Media & Services 12,351,510 8.9%
Value
% of Net
Assets
IT Services $ 1,210,991 0.9%
Machinery 420,882 0.3%
Media 903,115 0.7%
Oil, Gas & Consumable Fuels 386,482 0.3%
Prime Broker Cash 2,852,584 2.1%
Professional Services 1,254,695 0.9%
Real Estate Management & Development 117,349 0.1%
Semiconductors & Semiconductor Equipment 31,599,798 22.9%
Software 16,220,306 11.8%
Specialty Retail 1,021,697 0.7%
Technology Hardware, Storage & Peripherals 10,578,223 7.7%
Trading Companies & Distributors 369,158 0.3%
Wireless Telecommunication Services 1,603,369 1.2%
Other
**
12,330,650 9.0%
Total $ 137,555,353 100.0%
**
Includes any non-equity securities and other net assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

March 31, 2026 (unaudited) :: Schedule of Portfolio Investments
ProFund VP Pharmaceuticals
Common Stocks (98.8%)
Shares Value
Alto Neuroscience, Inc.
*
(Pharmaceuticals) 2,325 $ 52,266
Alumis , Inc.
*
(Pharmaceuticals) 7,110 156,633
Amneal Pharmaceuticals, Inc.
*
(Biotech & Pharma) 14,735 183,156
Amphastar Pharmaceuticals, Inc.
*
(Pharmaceuticals) 7,223 141,499
Amylyx Pharmaceuticals, Inc.
*
(Pharmaceuticals) 12,544 174,362
ANI Pharmaceuticals, Inc.
*
(Pharmaceuticals) 2,455 188,790
Aquestive Therapeutics, Inc.
*
(Pharmaceuticals) 19,045 79,037
Arvinas , Inc.
*
(Pharmaceuticals) 11,487 121,762
Axsome Therapeutics, Inc.
*
(Pharmaceuticals) 1,174 198,429
BioAge Labs, Inc.
*
(Pharmaceuticals) 6,693 117,061
Bristol-Myers Squibb Co. (Pharmaceuticals) 3,123 189,410
Collegium Pharmaceutical, Inc.
*
(Pharmaceuticals) 5,258 173,882
Corcept Therapeutics, Inc.
*
(Pharmaceuticals) 5,551 223,761
CorMedix, Inc.
*(a)
(Pharmaceuticals) 17,585 119,402
Crinetics Pharmaceuticals, Inc.
*
(Biotechnology) 5,065 183,961
Definium Therapeutics, Inc.
*
(Pharmaceuticals) 10,053 190,002
Edgewise Therapeutics, Inc.
*
(Pharmaceuticals) 6,043 190,355
Elanco Animal Health, Inc.
*
(Pharmaceuticals) 7,987 191,129
Eli Lilly & Co. (Pharmaceuticals) 187 171,997
Enliven Therapeutics, Inc.
*
(Pharmaceuticals) 6,101 239,160
Esperion Therapeutics, Inc.
*
(Pharmaceuticals) 69,630 190,786
EyePoint Pharmaceuticals, Inc.
*
(Pharmaceuticals) 12,553 161,808
Fulcrum Therapeutics, Inc.
*
(Pharmaceuticals) 11,666 89,478
Harmony Biosciences Holdings, Inc.
*
(Pharmaceuticals) 6,505 182,205
Harrow, Inc.
*
(Pharmaceuticals) 5,070 178,768
Indivior Pharmaceuticals, Inc.
*
(Pharmaceuticals) 5,705 173,888
Innoviva , Inc.
*
(Pharmaceuticals) 8,354 194,648
Jazz Pharmaceuticals PLC
*
(Pharmaceuticals) 1,010 190,941
Johnson & Johnson (Pharmaceuticals) 771 188,463
LB Pharmaceuticals, Inc.
*
(Pharmaceuticals) 2,830 69,788
Ligand Pharmaceuticals, Inc.
*
(Pharmaceuticals) 847 169,104
Liquidia Corp.
*
(Pharmaceuticals) 4,857 183,303
Maze Therapeutics, Inc.
*
(Biotechnology) 3,713 110,833
MBX Biosciences, Inc.
*
(Pharmaceuticals) 6,369 190,115
Merck & Co., Inc. (Pharmaceuticals) 1,612 193,907
Nektar Therapeutics
*
(Pharmaceuticals) 2,554 183,760
Nuvation Bio, Inc.
*
(Pharmaceuticals) 40,803 175,045
Ocular Therapeutix , Inc.
*
(Pharmaceuticals) 19,715 166,986
Omeros Corp.
*
(Pharmaceuticals) 15,699 165,781
Organon & Co. (Pharmaceuticals) 29,264 175,291
Pacira BioSciences , Inc.
*
(Pharmaceuticals) 8,204 185,410
Perrigo Co. PLC (Pharmaceuticals) 19,092 205,048
Pfizer, Inc. (Pharmaceuticals) 6,860 192,629
Phathom Pharmaceuticals, Inc.
*
(Pharmaceuticals) 12,655 140,597
Phibro Animal Health Corp. - Class A (Pharmaceuticals) 3,161 174,835
Prestige Consumer Healthcare, Inc.
*
(Pharmaceuticals) 2,890 171,290
Rapport Therapeutics, Inc.
*
(Pharmaceuticals) 4,267 133,514
Royalty Pharma PLC - Class A (Pharmaceuticals) 4,011 192,408
Septerna , Inc.
*
(Pharmaceuticals) 4,081 98,066
Supernus Pharmaceuticals, Inc.
*
(Pharmaceuticals) 3,519 181,897
Tarsus Pharmaceuticals, Inc.
*
(Pharmaceuticals) 2,680 188,002
Terns Pharmaceuticals, Inc.
*
(Pharmaceuticals) 4,004 211,091
Theravance Biopharma, Inc.
*
(Pharmaceuticals) 8,528 138,409
Trevi Therapeutics, Inc.
*
(Pharmaceuticals) 15,686 187,134
Viatris , Inc. (Pharmaceuticals) 13,406 181,115
WaVe Life Sciences, Ltd.
*
(Pharmaceuticals) 13,302 96,440
Xeris Biopharma Holdings, Inc.
*
(Pharmaceuticals) 30,952 179,522
Zevra Therapeutics, Inc.
*
(Pharmaceuticals) 10,307 96,061
Zoetis, Inc. (Pharmaceuticals) 1,563 184,762
TOTAL COMMON STOCKS
  (Cost $6,670,793) 9,759,182
Repurchase Agreements
(b)
( 2.9% )
Principal
Amount Value
Repurchase Agreements with various counterparties,
rates 3.40%-3.54%, dated 3/31/26, due 4/1/26, total to
be received $287,028 $ 287,000 $ 287,000
TOTAL REPURCHASE AGREEMENTS
(Cost $287,000) 287,000
Collateral for Securities Loaned
(c)
( 1.1% )
Shares Value
Invesco Government & Agency Portfolio — Institutional
Shares,  3.67%
(d)
107,993 107,993
TOTAL COLLATERAL FOR SECURITIES
LOANED
  (Cost $107,993) 107,993
TOTAL INVESTMENT SECURITIES
  (Cost $7,065,786)— 102.8% 10,154,175
Net other assets (liabilities) —  (2.8)% (279,437)
NET ASSETS — 100.0% $ 9,874,738
*
Non-income producing security.
(a)
All or part of this security was on loan as of March 31, 2026. The total value of securities on loan as of March 31, 2026 was $108,633.
(b)
The ProFund VP invests in Repurchase Agreements jointly with other funds in the
Trust.  See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(c)
Securities were purchased with cash collateral held from securities on loan at March
31, 2026.
(d)
Rate periodically changes. Rate disclosed is the daily yield as of March 31, 2026.

Schedule of Portfolio Investments :: March 31, 2026 (unaudited)
ProFund VP Pharmaceuticals
Total Return Swap Agreements—Long
Underlying Instrument Counterparty
Termination
Date
(1)
Rate Paid
(Received)
(2)
Notional Amount
Value and
Unrealized
Appreciation/
(Depreciation)
S&P Pharmaceuticals Select
Industry Index Goldman Sachs International 4/23/26 4.39% $ 123,627 $ 10,355
(1)
Agreements may be terminated at will by either party without penalty.  Payment is due at termination/maturity.
(2)
Reflects the floating financing rate, as of March 31, 2026, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.  This amount is included as part of the unrealized appreciation/(depreciation).
ProFund VP Pharmaceuticals invested in the following industries as of March 31, 2026:
Value
% of Net
Assets
Biotech & Pharma $ 183,156 1.9%
Biotechnology 294,794 3.0%
Pharmaceuticals 9,281,232 93.9%
Other
**
115,556 1.2%
Total $ 9,874,738 100.0%
**
Includes any non-equity securities and other net assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

March 31, 2026 (unaudited) :: Schedule of Portfolio Investments
ProFund VP Precious Metals
Repurchase Agreements
(a),(b)
( 90.1% )
Principal
Amount Value
Repurchase Agreements with various counterparties,
rates 3.40%-3.54%, dated 3/31/26, due 4/1/26, total to
be received $61,971,043 $ 61,965,000 $ 61,965,000
TOTAL REPURCHASE AGREEMENTS
(Cost $61,965,000) 61,965,000
TOTAL INVESTMENT SECURITIES
  (Cost $61,965,000)— 90.1% 61,965,000
Net other assets (liabilities) —  9.9% 6,828,366
NET ASSETS — 100.0% $ 68,793,366
(a)
A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At March 31, 2026, the aggregate amount held in a segregated account was $8,372,000.
(b)
The ProFund VP invests in Repurchase Agreements jointly with other funds in the
Trust.  See "Repurchase Agreements' in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
Total Return Swap Agreements—Long
Underlying Instrument Counterparty
Termination
Date
(1)
Rate Paid
(Received)
(2)
Notional Amount
Value and
Unrealized
Appreciation/
(Depreciation)
Dow Jones Precious Metals
Index Goldman Sachs International 4/23/26 4.39% $ 32,303,889 $ 2,825,450
Dow Jones Precious Metals
Index UBS AG 4/23/26 4.44% 36,433,927 3,315,805
$68,737,816 $6,141,255
(1)
Agreements may be terminated at will by either party without penalty.  Payment is due at termination/maturity.
(2)
Reflects the floating financing rate, as of March 31, 2026, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.  This amount is included as part of the unrealized appreciation/(depreciation).

Schedule of Portfolio Investments :: March 31, 2026 (unaudited)
ProFund VP Real Estate
Common Stocks (97.4%)
Shares Value
Alexandria Real Estate Equities, Inc. (Office REITs) 1,007 $ 46,745
American Tower Corp. - Class A (Specialized REITs) 1,969 339,810
AvalonBay Communities, Inc. (Residential REITs) 914 149,301
Boston Properties, Inc. (Office REITs) 952 49,409
Camden Property Trust (Residential REITs) 668 65,237
CBRE Group, Inc.
*
- Class A (Real Estate Management
& Development) 1,876 254,123
CoStar Group, Inc.
*
(Real Estate Management &
Development) 2,736 110,370
Crown Castle International Corp. (Specialized REITs) 2,811 228,562
Digital Realty Trust, Inc. (Specialized REITs) 1,465 264,008
Equinix, Inc. (Specialized REITs) 413 404,839
Equity Residential (Residential REITs) 2,219 131,254
Essex Property Trust, Inc. (Residential REITs) 416 100,672
Extra Space Storage, Inc. (Specialized REITs) 1,370 179,648
Federal Realty Investment Trust (Retail REITs) 507 53,848
Healthpeak Properties, Inc. (Health Care REITs) 4,487 73,721
Host Hotels & Resorts, Inc. (Hotel & Resort REITs) 4,128 79,092
Invitation Homes, Inc. (Residential REITs) 3,641 90,479
Iron Mountain, Inc. (Specialized REITs) 1,910 195,087
Kimco Realty Corp. (Retail REITs) 4,351 97,767
Mid-America Apartment Communities, Inc. (Residential
REITs) 755 92,201
Prologis, Inc. (Industrial REITs) 3,909 516,692
Public Storage (Specialized REITs) 882 238,916
Realty Income Corp. (Retail REITs) 4,087 250,043
Regency Centers Corp. (Retail REITs) 1,063 80,427
SBA Communications Corp. - Class A (Specialized
REITs) 688 118,412
Common Stocks, continued
Shares Value
Simon Property Group, Inc. (Retail REITs) 1,395 $ 260,209
UDR, Inc. (Residential REITs) 1,941 65,567
Ventas, Inc. (Health Care REITs) 3,066 250,737
VICI Properties, Inc. (Specialized REITs) 6,899 188,481
Welltower, Inc. (Health Care REITs) 2,934 580,082
Weyerhaeuser Co. (Specialized REITs) 4,651 113,624
TOTAL COMMON STOCKS
  (Cost $2,498,856) 5,669,363
Repurchase Agreements
(a)
( 1.5% )
Principal
Amount Value
Repurchase Agreements with various counterparties,
rates 3.40%-3.54%, dated 3/31/26, due 4/1/26, total to
be received $88,009 $ 88,000 88,000
TOTAL REPURCHASE AGREEMENTS
(Cost $88,000) 88,000
TOTAL INVESTMENT SECURITIES
  (Cost $2,586,856)— 98.9% 5,757,363
Net other assets (liabilities) —  1.1% 63,002
NET ASSETS — 100.0% $ 5,820,365
*
Non-income producing security.
(a)
The ProFund VP invests in Repurchase Agreements jointly with other funds in the
Trust.  See "Repurchase Agreements' in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
REIT
Real Estate Investment Trust
Total Return Swap Agreements—Long
Underlying Instrument Counterparty
Termination
Date
(1)
Rate Paid
(Received )
(2)
Notional Amount
Value and
Unrealized
Appreciation/
(Depreciation)
S&P Real Estate Select Sector
Index Goldman Sachs International 4/23/26 4.39% $ 167,802 $ 1,447
(1)
Agreements may be terminated at will by either party without penalty.  Payment is due at termination/maturity.
(2)
Reflects the floating financing rate, as of March 31, 2026, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.  This amount is included as part of the unrealized appreciation/(depreciation).
ProFund VP Real Estate invested in the following industries as of March 31, 2026:
Value
% of Net
Assets
Health Care REITs $ 904,540 15.5%
Hotel & Resort REITs 79,092 1.4%
Industrial REITs 516,692 8.9%
Office REITs 96,154 1.7%
Real Estate Management & Development 364,493 6.3%
Residential REITs 694,711 11.9%
Retail REITs 742,294 12.8%
Specialized REITs 2,271,387 38.9%
Other
**
151,002 2.6%
Total $ 5,820,365 100.0%
**
Includes any non-equity securities and other net assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
REIT
Real Estate Investment Trust

March 31, 2026 (unaudited) :: Schedule of Portfolio Investments
ProFund VP Rising Rates Opportunity
Repurchase Agreements
(a),(b)
( 100.5% )
Principal
Amount Value
Repurchase Agreements with various counterparties,
rates 3.40%-3.54%, dated 3/31/26, due 4/1/26, total to
be received $4,888,477 $ 4,888,000 $ 4,888,000
TOTAL REPURCHASE AGREEMENTS
(Cost $4,888,000) 4,888,000
TOTAL INVESTMENT SECURITIES
  (Cost $4,888,000)— 100.5% 4,888,000
Net other assets (liabilities) —  (0.5)% (23,086)
NET ASSETS — 100.0% $ 4,864,914
(a)
A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At March 31, 2026, the aggregate amount held in a segregated account was $62,000.
(b)
The ProFund VP invests in Repurchase Agreements jointly with other funds in the
Trust.  See "Repurchase Agreements' in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
Total Return Swap Agreements—Short
Underlying Instrument Counterparty
Termination
Date
(1)
Rate Paid
(Received)
(2)
Notional Amount
Value and
Unrealized
Appreciation/
(Depreciation)
30-Year U.S. Treasury Bond,
4.75%, due 2/15/56 Citibank North America 4/15/26 (3.50)% $ (5,160,791) $ (8,556)
30-Year U.S. Treasury Bond,
4.75%, due 2/15/56 Societe Generale 4/15/26 (3.43)% (912,459) (788)
$(6,073,250) $(9,344)
(1)
Agreements may be terminated at will by either party without penalty.  Payment is due at termination/maturity.
(2)
Reflects the floating financing rate, as of March 31, 2026, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.  This amount is included as part of the unrealized appreciation/(depreciation).

Schedule of Portfolio Investments :: March 31, 2026 (unaudited)
ProFund VP Semiconductor
Common Stocks ( 48 .5% )
Shares Value
Advanced Micro Devices, Inc.
*
(Semiconductors &
Semiconductor Equipment) 6,126 $ 1,246,212
Allegro MicroSystems, Inc.
*
(Semiconductors &
Semiconductor Equipment) 466 14,693
Amkor Technology, Inc. (Semiconductors &
Semiconductor Equipment) 427 19,228
Analog Devices, Inc. (Semiconductors & Semiconductor
Equipment) 1,836 584,105
Applied Materials, Inc. (Semiconductors &
Semiconductor Equipment) 2,982 1,019,218
Astera Labs, Inc.
*
(Semiconductors & Semiconductor
Equipment) 499 54,690
Broadcom, Inc. (Semiconductors & Semiconductor
Equipment) 17,815 5,513,921
Cirrus Logic, Inc.
*
(Semiconductors & Semiconductor
Equipment) 192 27,767
Credo Technology Group Holding, Ltd.
*
(Semiconductors & Semiconductor Equipment) 597 56,040
Enphase Energy, Inc.
*
(Semiconductors &
Semiconductor Equipment) 492 18,603
Entegris, Inc. (Semiconductors & Semiconductor
Equipment) 571 66,944
GLOBALFOUNDRIES, Inc.
*
(Semiconductors &
Semiconductor Equipment) 397 17,659
Intel Corp. (Semiconductors & Semiconductor
Equipment) 17,642 778,541
KLA Corp. (Semiconductors & Semiconductor
Equipment) 492 724,426
Lam Research Corp. (Semiconductors & Semiconductor
Equipment) 4,692 1,002,493
Lattice Semiconductor Corp.
*
(Semiconductors &
Semiconductor Equipment) 514 47,679
MACOM Technology Solutions Holdings, Inc.
*
(Semiconductors & Semiconductor Equipment) 242 53,741
Marvell Technology, Inc. (Semiconductors &
Semiconductor Equipment) 3,276 324,488
Microchip Technology, Inc. (Semiconductors &
Semiconductor Equipment) 2,033 131,352
Micron Technology, Inc. (Semiconductors &
Semiconductor Equipment) 4,229 1,428,725
MKS, Inc. (Semiconductors & Semiconductor
Equipment) 252 57,912
Monolithic Power Systems, Inc. (Semiconductors &
Semiconductor Equipment) 183 200,083
NVIDIA Corp. (Semiconductors & Semiconductor
Equipment) 91,303 15,923,242
Common Stocks, continued
Shares Value
NXP Semiconductors N.V. (Semiconductors &
Semiconductor Equipment) 946 $ 186,230
ON Semiconductor Corp.
*
(Semiconductors &
Semiconductor Equipment) 1,480 91,642
Onto Innovation, Inc.
*
(Semiconductors &
Semiconductor Equipment) 187 38,348
Qnity Electronics, Inc. (Semiconductors &
Semiconductor Equipment) 787 90,804
Qorvo, Inc.
*
(Semiconductors & Semiconductor
Equipment) 317 24,536
QUALCOMM, Inc. (Semiconductors & Semiconductor
Equipment) 4,009 516,279
Rambus, Inc.
*
(Semiconductors & Semiconductor
Equipment) 404 34,756
Silicon Laboratories, Inc.
*
(Semiconductors &
Semiconductor Equipment) 124 25,811
Skyworks Solutions, Inc. (Semiconductors &
Semiconductor Equipment) 565 30,256
Teradyne, Inc. (Semiconductors & Semiconductor
Equipment) 588 174,318
Texas Instruments, Inc. (Semiconductors &
Semiconductor Equipment) 3,410 662,017
Universal Display Corp. (Semiconductors &
Semiconductor Equipment) 166 15,216
TOTAL COMMON STOCKS
  (Cost $1,686,135) 31,201,975
Repurchase Agreements
(a)
( 1 .1% )
Principal
Amount Value
Repurchase Agreements with various counterparties,
rates 3.40%-3.54%, dated 3/31/26, due 4/1/26, total to
be received $735,072 $ 735,000 735,000
TOTAL REPURCHASE AGREEMENTS
(Cost $735,000) 735,000
TOTAL INVESTMENT SECURITIES
  (Cost $2,421,135)— 49.6% 31,936,975
Net other assets (liabilities) — 50 .4% 32,443,000
NET ASSETS — 100.0% $ 64,379,975
*
Non-income producing security.
(a)
The ProFund VP invests in Repurchase Agreements jointly with other funds in the
Trust.  See "Repurchase Agreements' in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
Total Return Swap Agreements—Long
Underlying Instrument Counterparty
Termination
Date
(1)
Rate Paid
(Received)
(2)
Notional Amount
Value and
Unrealized
Appreciation/
(Depreciation)
Dow Jones U.S. Semiconductors
Index Goldman Sachs International 4/23/26 4.39% $ 33,206,665 $ (24,087)
(1)
Agreements may be terminated at will by either party without penalty.  Payment is due at termination/maturity.
(2)
Reflects the floating financing rate, as of March 31, 2026, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.  This amount is included as part of the unrealized appreciation/(depreciation).

March 31, 2026 (unaudited) :: Schedule of Portfolio Investments
ProFund VP Semiconductor
ProFund VP Semiconductor invested in the following industries as of March 31, 2026:
Value
% of Net
Assets
Semiconductors & Semiconductor Equipment $ 31,201,975 48.5%
Other
**
33,178,000 51.5%
Total $ 64,379,975 100.0%
**
Includes any non-equity securities and other net assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

Schedule of Portfolio Investments :: March 31, 2026 (unaudited)
ProFund VP Short Dow 30
Repurchase Agreements
(a)(b)
( 97.0% )
Principal
Amount Value
Repurchase Agreements with various counterparties,
rates 3.40%-3.54%, dated 3/31/26, due 4/1/26, total to
be received $17,002 $ 17,000 $ 17,000
TOTAL REPURCHASE AGREEMENTS
(Cost $17,000) 17,000
TOTAL INVESTMENT SECURITIES
  (Cost $17,000)— 97.0% 17,000
Net other assets (liabilities) —  3.0% 526
NET ASSETS — 100.0% $ 17,526
(a)
A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At March 31, 2026, the aggregate amount held in a segregated account was $14,000.
(b)
The ProFund VP invests in Repurchase Agreements jointly with other funds in the
Trust.  See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
Total Return Swap Agreements—Short
Underlying Instrument Counterparty
Termination
Date
(1)
Rate Paid
(Received )
(2)
Notional Amount
Value and
Unrealized
Appreciation/
(Depreciation)
Dow Jones Industrial Average Goldman Sachs International 4/27/26 (4.14)% $ (10,972) $ (296)
Dow Jones Industrial Average UBS AG 4/27/26 (4.04)% (6,514) (162)
$(17,486) $(458)
(1)
Agreements may be terminated at will by either party without penalty.  Payment is due at termination/maturity.
(2)
Reflects the floating financing rate, as of March 31, 2026, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.  This amount is included as part of the unrealized appreciation/(depreciation).

March 31, 2026 (unaudited) :: Schedule of Portfolio Investments
ProFund VP Short Emerging Markets
Repurchase Agreements
(a) (b)
( 102 .2% )
Principal
Amount Value
Repurchase Agreements with various counterparties,
rates 3.40%-3.54%, dated 3/31/26, due 4/1/26, total to
be received $291,028 $ 291,000 $ 291,000
TOTAL REPURCHASE AGREEMENTS
(Cost $291,000) 291,000
TOTAL INVESTMENT SECURITIES
  (Cost $291,000)— 102.2% 291,000
Net other assets (liabilities) — ( 2 .2 ) % (6,188)
NET ASSETS — 100.0% $ 284,812
(a)
A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At March 31, 2026, the aggregate amount held in a segregated account was $66,000.
(b)
The ProFund VP invests in Repurchase Agreements jointly with other funds in the
Trust.  See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
Total Return Swap Agreements—Short
Underlying Instrument Counterparty
Termination
Date
(1)
Rate Paid
(Received)
(2)
Notional Amount
Value and
Unrealized
Appreciation/
(Depreciation)
S&P Emerging 50 ADR Index
(USD) Goldman Sachs International 4/27/26 (3.44)% $ (159,212) $ (4,538)
S&P Emerging 50 ADR Index
(USD) UBS AG 4/27/26 (3.64)% (123,820) (879)
$(283,032) $(5,417)
(1)
Agreements may be terminated at will by either party without penalty.  Payment is due at termination/maturity.
(2)
Reflects the floating financing rate, as of March 31, 2026, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.  This amount is included as part of the unrealized appreciation/(depreciation).

Schedule of Portfolio Investments :: March 31, 2026 (unaudited)
ProFund VP Short International
Repurchase Agreements
(a)(b)
( 104.0% )
Principal
Amount Value
Repurchase Agreements with various counterparties,
rates 3.40%-3.54%, dated 3/31/26, due 4/1/26, total to
be received $539,053 $ 539,000 $ 539,000
TOTAL REPURCHASE AGREEMENTS
(Cost $539,000) 539,000
TOTAL INVESTMENT SECURITIES
  (Cost $539,000)— 104.0% 539,000
Net other assets (liabilities) —  (4.0)% (20,518)
NET ASSETS — 100.0% $ 518,482
(a)
A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At March 31, 2026, the aggregate amount held in a segregated account was $88,000.
(b)
The ProFund VP invests in Repurchase Agreements jointly with other funds in the
Trust.  See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
Total Return Swap Agreements—Short
Underlying Instrument Counterparty
Termination
Date
(1)
Rate Paid
(Received)
(2)
Notional Amount
Value and
Unrealized
Appreciation/
(Depreciation)
MSCI EAFE Index Goldman Sachs International 4/27/26 (3.59)% $ (267,026) $ (9,810)
MSCI EAFE Index UBS AG 4/27/26 (3.94)% (251,143) (9,650)
$(518,169) $(19,460)
(1)
Agreements may be terminated at will by either party without penalty.  Payment is due at termination/maturity.
(2)
Reflects the floating financing rate, as of March 31, 2026, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.  This amount is included as part of the unrealized appreciation/(depreciation).

March 31, 2026 (unaudited) :: Schedule of Portfolio Investments
ProFund VP Short Mid-Cap
Repurchase Agreements
(a),(b)
( 103.7% )
Principal
Amount Value
Repurchase Agreements with various counterparties,
rates 3.40%-3.54%, dated 3/31/26, due 4/1/26, total to
be received $144,014 $ 144,000 $ 144,000
TOTAL REPURCHASE AGREEMENTS
(Cost $144,000) 144,000
TOTAL INVESTMENT SECURITIES
  (Cost $144,000)— 103.7% 144,000
Net other assets (liabilities) —  (3.7)% (5,141)
NET ASSETS — 100.0% $ 138,859
(a)
A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At March 31, 2026, the aggregate amount held in a segregated account was $26,000.
(b)
The ProFund VP invests in Repurchase Agreements jointly with other funds in the
Trust.  See "Repurchase Agreements' in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
Total Return Swap Agreements—Short
Underlying Instrument Counterparty
Termination
Date
(1)
Rate Paid
(Received)
(2)
Notional Amount
Value and
Unrealized
Appreciation/
(Depreciation)
S&P MidCap 400 Goldman Sachs International 4/27/26 (3.89)% $ (107,237) $ (3,046)
S&P MidCap 400 UBS AG 4/27/26 (4.04)% (31,142) (607)
$(138,379) $(3,653)
(1)
Agreements may be terminated at will by either party without penalty.  Payment is due at termination/maturity.
(2)
Reflects the floating financing rate, as of March 31, 2026, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.  This amount is included as part of the unrealized appreciation/(depreciation).

Schedule of Portfolio Investments :: March 31, 2026 (unaudited)
ProFund VP Short Nasdaq-100
Repurchase Agreements
(a) (b)
( 102 .9% )
Principal
Amount Value
Repurchase Agreements with various counterparties,
rates 3.40%-3.54%, dated 3/31/26, due 4/1/26, total to
be received $2,094,204 $ 2,094,000 $ 2,094,000
TOTAL REPURCHASE AGREEMENTS
(Cost $2,094,000) 2,094,000
TOTAL INVESTMENT SECURITIES
  (Cost $2,094,000)— 102.9% 2,094,000
Net other assets (liabilities) — ( 2 .9 ) % (59,133)
NET ASSETS — 100.0% $ 2,034,867
(a)
A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At March 31, 2026, the aggregate amount held in a segregated account was $256,000.
(b)
The ProFund VP invests in Repurchase Agreements jointly with other funds in the
Trust.  See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
Total Return Swap Agreements—Short
Underlying Instrument Counterparty
Termination
Date
(1)
Rate Paid
(Received)
(2)
Notional Amount
Value and
Unrealized
Appreciation/
(Depreciation)
Nasdaq-100 Index Goldman Sachs International 4/27/26 (4.14)% $ (1,469,518) $ (41,566)
Nasdaq-100 Index UBS AG 4/27/26 (4.04)% (553,146) (13,939)
$(2,022,664) $(55,505)
(1)
Agreements may be terminated at will by either party without penalty.  Payment is due at termination/maturity.
(2)
Reflects the floating financing rate, as of March 31, 2026, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.  This amount is included as part of the unrealized appreciation/(depreciation).

March 31, 2026 (unaudited) :: Schedule of Portfolio Investments
ProFund VP Short Small-Cap
Repurchase Agreements
(a)(b)
( 98.4% )
Principal
Amount Value
Repurchase Agreements with various counterparties,
rates 3.40%-3.54%, dated 3/31/26, due 4/1/26, total to
be received $700,068 $ 700,000 $ 700,000
TOTAL REPURCHASE AGREEMENTS
(Cost $700,000) 700,000
TOTAL INVESTMENT SECURITIES
  (Cost $744,269)— 104.6% 744,269
Net other assets (liabilities) —  (4.6)% (32,715)
NET ASSETS — 100.0% $ 711,554
(a)
A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At March 31, 2026, the aggregate amount held in a segregated account was $97,000.
(b)
The ProFund VP invests in Repurchase Agreements jointly with other funds in the
Trust.  See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
Futures Contracts Sold
Number of
Contracts Expiration Date Notional Amount
Value and
Unrealized
Appreciation/
(Depreciation)
CME E-mini Russell 2000 Index Futures 2 6/22/26 $ (251,220) $ (2,807)
Total Return Swap Agreements—Short
Underlying Instrument Counterparty
Termination
Date
(1)
Rate Paid
(Received)
(2)
Notional Amount
Value and
Unrealized
Appreciation/
(Depreciation)
Russell 2000 Index Goldman Sachs International 4/27/26 (3.79)% $ (310,798) $ 16,902
Russell 2000 Index UBS AG 4/27/26 (3.94)% (144,789) 1,347
$(455,587) $18,249
(1)
Agreements may be terminated at will by either party without penalty.  Payment is due at termination/maturity.
(2)
Reflects the floating financing rate, as of March 31, 2026, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.  This amount is included as part of the unrealized appreciation/(depreciation).

Schedule of Portfolio Investments :: March 31, 2026 (unaudited)
ProFund VP Small-Cap
5
Common Stocks (62.4%)
Shares Value
10X Genomics, Inc.
*
- Class A (Medical Equipment &
Devices) 284 $ 6,029
1-800-Flowers.com, Inc.
*
- Class A (Specialty Retail) 60 182
1st Source Corp. (Banks) 47 3,253
3D Systems Corp.
*
(Machinery) 359 675
4D Molecular Therapeutics, Inc.
*
(Biotechnology) 112 1,043
8x8, Inc.
*
(Software) 347 576
908 Devices, Inc.
*
(Electronic Equipment, Instruments &
Components) 70 428
A10 Networks, Inc. (Software) 182 4,208
AAR Corp.
*
(Aerospace & Defense) 99 10,837
Aardvark Therapeutics, Inc.
*
(Biotech & Pharma) 32 121
Abacus Global Management, Inc. (Insurance) 102 804
Abeona Therapeutics, Inc.
*
(Biotech & Pharma) 116 520
Abercrombie & Fitch Co.
*
- Class A (Specialty Retail) 115 10,507
ABM Industries, Inc. (Commercial Services & Supplies) 151 5,817
Absci Corp.
*
(Biotechnology) 345 1,035
Acacia Research Corp.
*
(Financial Services) 86 414
Academy Sports & Outdoors, Inc. (Specialty Retail) 168 9,484
ACADIA Pharmaceuticals, Inc.
*
(Biotechnology) 318 7,079
Acadia Realty Trust
*
(Retail REITs) 334 6,386
Acadian Asset Management, Inc. (Capital Markets) 68 3,701
Accel Entertainment, Inc.
*
(Hotels, Restaurants &
Leisure) 127 1,386
Accendra Health, Inc.
*
(Health Care Providers &
Services) 191 435
ACCO Brands Corp.
*
(Commercial Services & Supplies) 221 663
Accuray, Inc.
*
(Health Care Equipment & Supplies) 250 97
ACI Worldwide, Inc.
*
(Software) 262 10,745
Aclaris Therapeutics, Inc.
*
(Biotech & Pharma) 232 870
ACM Research, Inc.
*
- Class A (Semiconductors &
Semiconductor Equipment) 130 5,116
Acme United Corp. (Wholesale - Discretionary) 8 359
ACNB Corp. (Banks) 26 1,245
ACRES Commercial Realty Corp.
*
(Specialty Finance) 15 290
Actuate Therapeutics, Inc.
*
(Biotech & Pharma) 24 66
Acuren Corp.
*
(Asset Management) 511 3,363
Acushnet Holdings Corp. (Leisure Products) 70 6,544
ACV Auctions, Inc.
*
- Class A (Commercial Services &
Supplies) 424 1,798
Adamas Trust, Inc. (Mortgage REITs) 215 1,582
AdaptHealth Corp.
*
(Health Care Providers & Services) 257 3,058
Adaptive Biotechnologies Corp.
*
(Life Sciences Tools &
Services) 378 5,248
ADC Therapeutics S.A.
*
(Biotechnology) 258 968
Addus HomeCare Corp.
*
(Health Care Providers &
Services) 46 4,308
Adeia, Inc. (Software) 275 6,608
Adient PLC (Automobile Components) 199 4,022
ADMA Biologics, Inc.
*
(Biotechnology) 586 5,280
Adtalem Global Education, Inc.
*
(Diversified Consumer
Services) 86 9,912
ADTRAN Holdings, Inc. (Communications Equipment) 188 2,365
Advance Auto Parts, Inc. (Specialty Retail) 152 8,018
Advanced Energy Industries, Inc. (Electronic Equipment,
Instruments & Components) 95 30,658
AdvanSix, Inc.
*
(Chemicals) 66 1,610
Advantage Solutions, Inc.
*
(Advertising & Marketing) 11 222
Aebi Schmidt Holding AG
*
(Machinery) 94 913
Aehr Test Systems
*
(Semiconductors & Semiconductor
Equipment) 74 2,744
Aeluma, Inc.
*
(Semiconductors) 33 432
AeroVironment, Inc.
*
(Aerospace & Defense) 96 17,573
AerSale Corp.
*
(Aerospace & Defense) 91 566
Aeva Technologies, Inc.
*
(Electronic Equipment,
Instruments & Components) 101 1,329
AG Mortgage Investment Trust, Inc. (Mortgage REITs) 72 526
Common Stocks, continued
Shares Value
agilon health, Inc.
*
(Health Care Facilities & Services) 31 $ 247
Agilysys, Inc.
*
(Software) 65 4,624
Agios Pharmaceuticals, Inc.
*
(Biotechnology) 143 4,838
AirJoule Technologies Corp.
*
(Electrical Equipment) 79 198
AIRO Group Holdings, Inc.
*
(Aerospace & Defense) 52 395
AirSculpt Technologies, Inc.
*
(Health Care Providers &
Services) 30 85
Airship AI Holdings, Inc.
*
(Software) 58 131
Akebia Therapeutics, Inc.
*
(Biotechnology) 640 890
Aktis Oncology, Inc.
*
(Biotech & Pharma) 52 930
Alamo Group, Inc. (Machinery) 26 4,289
Alarm.com Holdings, Inc.
*
(Software) 120 5,183
Albany International Corp. (Machinery) 73 3,811
Aldeyra Therapeutics, Inc.
*
(Biotechnology) 137 232
Alector, Inc.
*
(Biotechnology) 230 495
Alerus Financial Corp. (Financial Services) 59 1,399
Alexander's, Inc. (Retail REITs) 5 1,181
Alico, Inc. (Food Products) 14 578
Alight, Inc.
*
- Class A (Professional Services) 1,174 684
Alignment Healthcare, Inc.
*
(Health Care Providers &
Services) 494 8,704
Alkami Technology, Inc.
*
(Software) 174 2,727
Alkermes PLC
*
(Biotechnology) 410 14,497
Allegiant Travel Co.
*
(Passenger Airlines) 37 2,998
Alliance Laundry Holdings, Inc.
*
(Machinery) 111 2,302
Allied Motion Technologies, Inc. (Electrical Equipment) 36 2,127
Allogene Therapeutics, Inc.
*
(Biotechnology) 394 961
Alpha and Omega Semiconductor, Ltd.
*
(Semiconductors
& Semiconductor Equipment) 64 1,418
Alpha Metallurgical Resources, Inc.
*
(Metals & Mining) 29 5,953
Alpha Teknova, Inc.
*
(Biotech & Pharma) 27 78
Alphatec Holdings, Inc.
*
(Health Care Equipment &
Supplies) 297 3,231
Alpine Income Property Trust, Inc. (Equity REIT
- Diversified) 33 594
Alta Equipment Group, Inc. (Trading Companies &
Distributors) 50 269
AlTi Global, Inc.
*
(Capital Markets) 109 395
Altice USA, Inc.
*
- Class A (Cable & Satellite) 661 859
Altimmune, Inc.
*
(Biotechnology) 330 1,016
Alumis, Inc.
*
(Pharmaceuticals) 173 3,811
Amalgamated Financial Corp. (Banks) 58 2,254
Ambarella, Inc.
*
(Semiconductors & Semiconductor
Equipment) 104 5,353
Ambiq Micro, Inc.
*
(Semiconductors & Semiconductor
Equipment) 46 1,169
AMC Entertainment Holdings, Inc.
*
(Entertainment) 1,306 1,280
AMC Networks, Inc.
*
- Class A (Media) 78 530
Amerant Bancorp, Inc. (Banks) 92 2,028
Ameresco, Inc.
*
- Class A (Construction & Engineering) 81 2,066
American Assets Trust, Inc. (Equity REIT - Diversified) 131 2,412
American Axle & Manufacturing Holdings, Inc.
*
(Automobile Components) 578 3,428
American Battery Technology Co.
*
(Metals & Mining) 315 879
American Coastal Insurance Corporation
*
(Insurance) 62 698
American Eagle Outfitters, Inc. (Specialty Retail) 403 6,730
American Healthcare REIT, Inc. (Health Care REITs) 452 21,316
American Integrity Insurance Group, Inc.
*
(Insurance) 30 578
American Outdoor Brands, Inc.
*
(Leisure Products) 31 290
American Public Education, Inc.
*
(Diversified Consumer
Services) 44 2,503
American Realty Investors, Inc.
*
(Real Estate
Management & Development) 3 46
American States Water Co. (Water Utilities) 98 7,412
American Superconductor Corp.
*
(Electrical Equipment) 116 3,927
American Vanguard Corp. (Chemicals) 65 162
American Woodmark Corp.
*
(Building Products) 36 1,434

March 31, 2026 (unaudited) :: Schedule of Portfolio Investments
ProFund VP Small-Cap
Common Stocks, continued
Shares Value
America's Car-Mart, Inc.
*
(Specialty Retail) 18 $ 229
Ameris Bancorp (Banks) 165 12,868
AMERISAFE, Inc. (Insurance) 48 1,600
Ames National Corp. (Banks) 22 621
Amicus Therapeutics, Inc.
*
(Biotechnology) 753 10,888
AMMO, Inc.
*
(Leisure Products) 268 539
AMN Healthcare Services, Inc.
*
(Health Care Providers
& Services) 97 1,779
Amneal Pharmaceuticals, Inc.
*
(Biotech & Pharma) 380 4,723
Amphastar Pharmaceuticals, Inc.
*
(Pharmaceuticals) 91 1,783
Amplitude, Inc.
*
- Class A (Software) 248 1,691
Amprius Technologies, Inc.
*
(Electrical Equipment) 291 4,906
Amylyx Pharmaceuticals, Inc.
*
(Pharmaceuticals) 231 3,211
AnaptysBio, Inc.
*
(Biotechnology) 46 2,551
Anavex Life Sciences Corp.
*(a)
(Biotechnology) 221 678
Angel Oak Mortgage REIT, Inc. (Mortgage REITs) 36 296
Angi, Inc.
*
(Interactive Media & Services) 89 610
AngioDynamics, Inc.
*
(Health Care Equipment &
Supplies) 95 1,080
ANI Pharmaceuticals, Inc.
*
(Pharmaceuticals) 48 3,691
Anika Therapeutics, Inc.
*
(Biotechnology) 31 450
Annexon, Inc.
*
(Biotechnology) 333 1,845
Anteris Technologies Global Corp.
*
(Medical Equipment
& Devices) 200 1,110
Anterix, Inc.
*
(Diversified Telecommunication Services) 28 1,069
Apogee Enterprises, Inc. (Building Products) 54 1,811
Apogee Therapeutics, Inc.
*
(Biotechnology) 112 9,427
Apollo Commercial Real Estate Finance, Inc. (Mortgage
REITs) 353 3,728
Appian Corp.
*
- Class A (Software) 100 2,411
Apple Hospitality REIT, Inc. (Hotel & Resort REITs) 566 6,515
Applied Digital Corp.
*
(IT Services) 601 14,267
Applied Optoelectronics, Inc.
*
(Communications
Equipment) 167 14,127
Aquestive Therapeutics, Inc.
*
(Pharmaceuticals) 258 1,071
Arbor Realty Trust, Inc.
(a)
(Mortgage REITs) 491 3,786
Arbutus Biopharma Corp.
*
(Biotechnology) 383 1,724
ArcBest Corp. (Ground Transportation) 57 5,607
Arcellx, Inc.
*
(Biotechnology) 97 11,138
Archer Aviation, Inc.
*
- Class A (Aerospace & Defense) 1,538 7,951
Archrock, Inc. (Energy Equipment & Services) 437 15,208
Arcosa, Inc. (Construction & Engineering) 123 13,055
Arcturus Therapeutics Holdings, Inc.
*
(Biotechnology) 67 517
Arcus Biosciences, Inc.
*
(Biotechnology) 212 4,579
Arcutis Biotherapeutics, Inc.
*
(Biotechnology) 278 6,550
Ardagh Metal Packaging SA (Containers & Packaging) 353 1,430
Ardelyx, Inc.
*
(Biotechnology) 606 3,630
Ardent Health Partners, Inc.
*
(Health Care Providers &
Services) 59 505
Ardmore Shipping Corp. (Oil, Gas & Consumable Fuels) 87 1,327
Ares Commercial Real Estate Corp. (Mortgage REITs) 134 643
Argan, Inc. (Construction & Engineering) 34 18,518
Arhaus, Inc.
*
(Specialty Retail) 129 875
Arko Corp. (Specialty Retail) 180 1,001
Arlo Technologies, Inc.
*
(Electronic Equipment,
Instruments & Components) 257 3,657
Armada Hoffler Properties, Inc. (Equity REIT
- Diversified) 202 1,111
ARMOUR Residential REIT, Inc. (Mortgage REITs) 285 4,754
Arq, Inc.
*
(Chemicals) 81 207
Array Technologies, Inc.
*
(Electrical Equipment) 384 2,776
Arrive AI, Inc.
*
(Air Freight & Logistics) 8 6
ArriVent Biopharma, Inc.
*
(Biotechnology) 81 1,869
Arrow Financial Corp. (Banks) 41 1,376
Arrowhead Pharmaceuticals, Inc.
*
(Biotechnology) 342 21,442
Common Stocks, continued
Shares Value
ARS Pharmaceuticals, Inc.
*
(Biotechnology) 149 $ 1,196
Arteris, Inc.
*
(Software) 79 1,299
Artisan Partners Asset Management, Inc. - Class A
(Capital Markets) 158 5,750
Artivion, Inc.
*
(Health Care Equipment & Supplies) 110 4,028
Arvinas, Inc.
*
(Pharmaceuticals) 141 1,495
Asana, Inc.
*
- Class A (Software) 221 1,414
Asbury Automotive Group, Inc.
*
(Specialty Retail) 49 9,575
Ascent Industries Co.
*
(Steel) 21 280
ASGN, Inc.
*
(IT Services) 105 4,065
ASP Isotopes, Inc.
*
(Chemicals) 287 1,269
Aspen Aerogels, Inc.
*
(Chemicals) 168 575
Associated Banc-Corp. (Banks) 421 10,887
Astec Industries, Inc. (Machinery) 58 3,123
Astrana Health, Inc.
*
(Health Care Providers & Services) 103 2,526
Astronics Corp.
*
(Aerospace & Defense) 79 5,272
Asure Software, Inc.
*
(Professional Services) 60 516
Atea Pharmaceuticals, Inc.
*
(Pharmaceuticals) 177 952
Ategrity Specialty Holdings, LLC
*
(Insurance) 23 455
Atkore, Inc.
*
(Electrical Equipment) 85 5,007
Atlanta Braves Holdings, Inc.
*
(Entertainment) 117 4,996
Atlanta Braves Holdings, Inc.
*
- Series A (Entertainment) 17 802
Atlantic International Corp.
*
(Biotech & Pharma) 18 55
Atlantic Union Bankshares Corp. (Banks) 361 12,902
Atlanticus Holdings Corp.
*
(Consumer Finance) 13 682
Atlas Energy Solutions, Inc. (Energy Equipment &
Services) 196 2,572
Atmus Filtration Technologies, Inc. (Machinery) 208 11,808
ATN International, Inc. (Diversified Telecommunication
Services) 25 681
Atomera, Inc.
*
(Semiconductors) 76 290
AtriCure, Inc.
*
(Health Care Equipment & Supplies) 122 3,481
Atrium Therapeutics, Inc.
*
(Biotech & Pharma) 31 414
aTyr Pharma, Inc.
*
(Biotechnology) 242 189
AudioEye, Inc.
*
(Software) 20 127
Aura Biosciences, Inc.
*
(Biotechnology) 114 763
Aurinia Pharmaceuticals, Inc.
*
(Biotechnology) 302 4,476
Avanos Medical, Inc.
*
(Health Care Equipment &
Supplies) 113 1,583
Aveanna Healthcare Holdings, Inc.
*
(Health Care
Providers & Services) 138 889
AvePoint, Inc.
*
(Software) 378 3,595
Aviat Networks, Inc.
*
(Communications Equipment) 30 678
Avidbank Holdings, Inc.
*
(Banks) 7 200
Avient Corp. (Chemicals) 232 8,422
Avista Corp. (Multi-Utilities) 206 8,269
Avita Medical, Inc.
*
(Biotechnology) 36 133
Axcelis Technologies, Inc.
*
(Semiconductors &
Semiconductor Equipment) 78 7,260
Axogen, Inc.
*
(Health Care Equipment & Supplies) 122 4,042
Axos Financial, Inc.
*
(Banks) 138 11,742
Axsome Therapeutics, Inc.
*
(Pharmaceuticals) 105 17,746
Azenta, Inc.
*
(Life Sciences Tools & Services) 103 2,176
AZZ, Inc. (Building Products) 75 9,385
B&G Foods, Inc.
(a)
(Food Products) 197 948
Backblaze, Inc.
*
- Class A (IT Services) 142 490
Badger Meter, Inc. (Electronic Equipment, Instruments
& Components) 75 11,426
Bakkt Holdings, Inc.
*
(Institutional Financial Services) 41 302
Balchem Corp. (Chemicals) 83 14,066
Bally's Corp.
*
(Leisure Facilities & Services) 24 231
Banc of California, Inc. (Banks) 343 6,030
BancFirst Corp. (Banks) 53 5,751
Banco Latinoamericano de Comercio Exterior S.A. -
Class E (Financial Services) 71 3,627

Schedule of Portfolio Investments :: March 31, 2026 (unaudited)
ProFund VP Small-Cap
Common Stocks, continued
Shares Value
Bandwidth, Inc.
*
- Class A (Diversified
Telecommunication Services) 70 $ 1,247
Bank First Corp. (Banks) 26 3,512
Bank of Hawaii Corp. (Banks) 100 7,425
Bank of Marin Bancorp (Banks) 37 948
Bank7 Corp. (Banks) 11 439
BankUnited, Inc. (Banks) 188 8,490
Bankwell Financial Group, Inc. (Banks) 17 825
Banner Corp. (Banks) 85 5,158
Bar Harbor Bankshares (Banks) 42 1,363
BARK, Inc.
*
(Specialty Retail) 237 120
Barnes & Noble Education, Inc.
*
(Retail - Discretionary) 41 363
Barrett Business Services, Inc. (Professional Services) 63 1,838
Bassett Furniture Industries, Inc. (Retail - Discretionary) 21 297
BayCom Corp.
*
(Banks) 26 773
BCB Bancorp, Inc. (Banks) 39 350
Beacon Financial Corporation (Banks) 211 6,330
Beam Therapeutics, Inc.
*
(Biotechnology) 242 5,767
Beazer Homes USA, Inc.
*
(Household Durables) 70 1,347
Bed Bath & Beyond, Inc.
*
(Specialty Retail) 173 803
Bel Fuse, Inc. - Class A (Electronic Equipment,
Instruments & Components) 4 721
Bel Fuse, Inc. - Class B (Electronic Equipment,
Instruments & Components) 26 5,147
Belden, Inc. (Electronic Equipment, Instruments &
Components) 99 11,368
Benchmark Electronics, Inc. (Electronic Equipment,
Instruments & Components) 89 4,989
Benitec Biopharma, Inc.
*
(Biotech & Pharma) 49 522
Beta Bionics, Inc.
*
(Biotechnology) 98 982
Beta Technologies, Inc.
*
(Aerospace & Defense) 84 1,235
Better Home & Finance Holding Co.
*
(Specialty
Finance) 15 534
Beyond Meat, Inc.
*(a)
(Food Products) 1,061 744
BGC Group, Inc. - Class A (Capital Markets) 917 8,968
Bicara Therapeutics, Inc.
*
(Biotechnology) 80 1,591
BigBear.ai Holdings, Inc.
*(a)
(IT Services) 1,096 3,858
BigCommerce Holdings, Inc.
*
- Class 1 (IT Services) 169 451
Biglari Holdings, Inc.
*
- Class B (Hotels, Restaurants &
Leisure) 2 659
BioAge Labs, Inc.
*
(Pharmaceuticals) 76 1,329
BioCryst Pharmaceuticals, Inc.
*
(Biotechnology) 572 5,445
Biohaven, Ltd.
*
(Biotechnology) 297 2,513
BioLife Solutions, Inc.
*
(Life Sciences Tools & Services) 105 2,003
Biote Corp.
*
- Class A (Pharmaceuticals) 72 97
Bioventus, Inc.
*
- Class A (Health Care Equipment &
Supplies) 118 1,077
Bit Digital, Inc.
*
(Software) 813 1,065
Bitdeer Technologies Group
*(a)
(Technology Services) 310 2,681
BJ's Restaurants, Inc.
*
(Hotels, Restaurants & Leisure) 48 1,685
BK Technologies Corporation
*
(Technology Hardware) 7 522
BKV Corp.
*
(Oil, Gas & Consumable Fuels) 64 1,825
Black Hills Corp. (Multi-Utilities) 192 13,326
Black Rock Coffee Bar, Inc.
*
(Hotels, Restaurants &
Leisure) 43 556
Blackbaud, Inc. (Software) 95 3,668
BlackLine, Inc.
*
(Software) 126 4,662
BlackSky Technology, Inc.
*
(Professional Services) 80 2,013
Blackstone Mortgage Trust, Inc. - Class A (Mortgage
REITs) 402 7,697
Blaize Holdings, Inc.
*
(Semiconductors &
Semiconductor Equipment) 222 404
Blend Labs, Inc.
*
- Class A (Software) 499 848
Bloom Energy Corp.
*
- Class A (Electrical Equipment) 553 74,927
Bloomin' Brands, Inc.
*
(Hotels, Restaurants & Leisure) 212 1,145
Common Stocks, continued
Shares Value
Blue Bird Corp.
*
(Machinery) 80 $ 4,543
Blue Ridge Bankshares, Inc.
*
(Banking) 170 714
BlueLinx Holdings, Inc.
*
(Trading Companies &
Distributors) 19 1,029
Boise Cascade Co. (Trading Companies & Distributors) 94 7,130
Boot Barn Holdings, Inc.
*
(Specialty Retail) 78 11,415
Borr Drilling, Ltd.
*
(Energy Equipment & Services) 721 4,160
Boston Omaha Corp.
*
- Class A (Media) 55 642
Bowhead Specialty Holdings, Inc.
*
(Insurance) 45 1,009
Bowman Consulting Group, Ltd.
*
(Construction &
Engineering) 36 1,024
Box, Inc.
*
- Class A (Software) 355 8,392
Braemar Hotels & Resorts, Inc.
*
(Hotel & Resort REITs) 139 328
Brandywine Realty Trust (Office REITs) 435 1,179
Braze, Inc.
*
- Class A (Software) 223 5,265
BRC, Inc.
*
- Class A (Food Products) 234 182
Bread Financial Holdings, Inc. (Consumer Finance) 116 8,687
Bridgebio Pharma, Inc.
*
(Biotechnology) 401 29,777
Bridgewater Bancshares, Inc.
*
(Banks) 53 938
Bright Minds Biosciences, Inc.
*
(Biotech & Pharma) 18 1,313
BrightSpire Capital, Inc. (Mortgage REITs) 326 1,826
BrightSpring Health Services, Inc.
*
(Health Care
Providers & Services) 326 13,891
BrightView Holdings, Inc.
*
(Commercial Services &
Supplies) 180 2,122
Brinker International, Inc. (Hotels, Restaurants &
Leisure) 110 15,706
Bristow Group, Inc.
*
(Energy Equipment & Services) 72 3,376
Broadstone Net Lease, Inc. (Equity REIT - Diversified) 480 8,770
Brookdale Senior Living, Inc.
*
(Health Care Providers
& Services) 588 8,044
Brookfield Business Corporation (Technology Hardware) 58 1,835
Brookfield Infrastructure Corp. - Class A (Gas & Water
Utilities) 305 12,054
BRT Apartments Corp. (Residential REITs) 27 360
Build-A-Bear Workshop, Inc. (Specialty Retail) 31 1,161
Bumble, Inc.
*
- Class A (Interactive Media & Services) 182 593
Burford Capital, Ltd. (Financial Services) 509 2,301
Burke & Herbert Financial Services Corp. (Banks) 34 2,118
Business First Bancshares, Inc. (Banks) 80 2,163
Butterfly Network, Inc.
*
(Medical Equipment & Devices) 495 2,000
BV Financial, Inc.
*
(Banking) 17 325
Byline Bancorp, Inc. (Banks) 78 2,462
Byrna Technologies, Inc.
*
(Aerospace & Defense) 46 422
C&F Financial Corp.
*
(Banking) 8 584
C3.ai, Inc.
*
- Class A (Software) 325 2,737
Cable One, Inc. (Media) 13 1,186
Cabot Corp. (Chemicals) 132 9,941
Cactus, Inc. - Class A (Energy Equipment & Services) 173 8,195
Cadiz, Inc.
*
(Water Utilities) 141 692
Cadre Holdings, Inc. (Aerospace & Defense) 72 2,209
Calavo Growers, Inc.
*
(Food Products) 43 1,109
Caledonia Mining Corp. PLC (Metals & Mining) 42 949
Caleres, Inc. (Specialty Retail) 83 875
California Resources Corp. (Oil, Gas & Consumable
Fuels) 185 12,806
California Water Service Group (Water Utilities) 151 6,846
Calix, Inc.
*
(Communications Equipment) 152 7,446
Callaway Brands Corp.
*
(Leisure Products) 334 4,636
Cal-Maine Foods, Inc. (Food Products) 110 8,706
Calumet, Inc.
*
(Chemicals) 174 6,247
Camden National Corp. (Banks) 42 1,993
Camping World Holdings, Inc. - Class A (Specialty
Retail) 152 1,038
Candel Therapeutics, Inc.
*(a)
(Biotechnology) 115 564

March 31, 2026 (unaudited) :: Schedule of Portfolio Investments
ProFund VP Small-Cap
Common Stocks, continued
Shares Value
Cannae Holdings, Inc.
*
(Financial Services) 106 $ 1,205
Cantaloupe, Inc.
*
(Financial Services) 141 1,524
Capital Bancorp, Inc. (Banks) 29 862
Capital City Bank Group, Inc. (Banks) 35 1,521
Capitol Federal Financial, Inc. (Banks) 311 2,217
Capri Holdings, Ltd.
*
(Textiles, Apparel & Luxury
Goods) 297 5,233
Capricor Therapeutics, Inc.
*
(Biotechnology) 110 3,344
CapsoVision, Inc.
*
(Health Care Equipment & Supplies) 70 510
Cardiff Oncology, Inc.
*(a)
(Biotechnology) 159 258
Cardinal Infrastructure Group, Inc.
*
(Engineering &
Construction) 32 1,268
CareDx, Inc.
*
(Biotechnology) 127 2,205
CareTrust REIT, Inc. (Health Care REITs) 568 20,817
Cargurus, Inc.
*
(Interactive Media & Services) 200 6,810
Carlsmed, Inc.
*
(Health Care Equipment & Supplies) 20 181
Carriage Services, Inc. (Diversified Consumer Services) 36 1,644
Cars.com, Inc.
*
(Interactive Media & Services) 132 1,072
Carter Bankshares, Inc.
*
(Banks) 55 1,283
Carter's, Inc. (Textiles, Apparel & Luxury Goods) 90 3,218
Cartesian Therapeutics, Inc.
*
(Biotechnology) 27 166
Casella Waste Systems, Inc.
*
- Class A (Commercial
Services & Supplies) 159 12,614
Cass Information Systems, Inc. (Financial Services) 29 1,277
Castle Biosciences, Inc.
*
(Health Care Providers &
Services) 73 1,792
Catalyst Pharmaceuticals, Inc.
*
(Biotechnology) 293 7,255
Cathay General Bancorp (Banks) 164 8,177
Cavco Industries, Inc.
*
(Household Durables) 20 9,686
CB Financial Services, Inc. (Banking) 12 410
CBIZ, Inc.
*
(Professional Services) 125 3,356
CBL & Associates Properties, Inc. (Retail REITs) 46 1,768
CECO Environmental Corp.
*
(Commercial Services &
Supplies) 75 4,469
Celcuity, Inc.
*
(Biotechnology) 89 10,158
Celldex Therapeutics, Inc.
*
(Biotechnology) 166 5,266
Centerspace (Residential REITs) 43 2,470
Central Garden & Pet Co.
*
(Household Products) 21 772
Central Garden & Pet Co.
*
- Class A (Household
Products) 125 4,053
Central Pacific Financial Corp. (Banks) 65 2,077
Centrus Energy Corp.
*(a)
- Class A (Oil, Gas &
Consumable Fuels) 43 7,464
Centuri Holdings, Inc.
*
(Construction & Engineering) 223 6,514
Century Aluminum Co.
*
(Metals & Mining) 144 8,451
Century Communities, Inc. (Household Durables) 65 3,730
Cerence, Inc.
*
(Software) 111 700
CeriBell, Inc.
*
(Health Care Equipment & Supplies) 68 1,246
Cerus Corp.
*
(Health Care Equipment & Supplies) 467 850
CEVA, Inc.
*
(Semiconductors & Semiconductor
Equipment) 67 1,252
CF Bankshares, Inc. (Banking) 13 363
CG Oncology, Inc.
*
(Biotechnology) 149 10,084
Chain Bridge Bancorp, Inc.
*
(Banking) 6 209
Chaince Digital Holdings, Inc.
*(a)
(Commercial Support
Services) 97 386
Champion Homes, Inc.
*
(Household Durables) 141 10,486
Chart Industries, Inc.
*
(Machinery) 114 23,570
Chatham Lodging Trust (Hotel & Resort REITs) 118 929
Chemung Financial Corp. (Banks) 11 592
Chesapeake Utilities Corp. (Gas Utilities) 59 7,456
Chicago Atlantic Real Estate Finance, Inc. (Mortgage
REITs) 46 521
Chimera Investment Corp. (Mortgage REITs) 207 2,598
ChoiceOne Financial Services, Inc. (Banks) 36 1,012
Common Stocks, continued
Shares Value
Cimpress PLC
*
(Commercial Services & Supplies) 43 $ 3,139
Cinemark Holdings, Inc. (Entertainment) 268 7,642
Cipher Mining, Inc.
*
(Software) 820 10,553
Citi Trends, Inc. (Specialty Retail) 12 520
Citizens & Northern Corp. (Banks) 44 983
Citizens Community Bancorp, Inc. (Banking) 23 455
Citizens Financial Services, Inc. (Banks) 11 673
Citizens, Inc.
*
(Insurance) 114 573
City Holding Co. (Banks) 36 4,303
Civista Bancshares, Inc. (Banks) 52 1,185
Claritev Corp.
*
(Technology Services) 23 376
Claros Mortgage Trust, Inc. (Mortgage REITs) 233 555
Clarus Corp.
*
(Leisure Products) 75 204
Clean Energy Fuels Corp.
*
(Oil, Gas & Consumable
Fuels) 439 1,089
Cleanspark, Inc.
*
(Software) 639 5,438
Clear Secure, Inc. - Class A (Software) 223 10,795
Clearfield, Inc.
*
(Communications Equipment) 29 768
ClearPoint Neuro, Inc.
*
(Medical Equipment & Devices) 70 637
Clearwater Analytics Holdings, Inc.
*
- Class A
(Software) 705 16,673
Clearwater Paper Corp.
*
(Paper & Forest Products) 39 561
Climb Global Solutions, Inc.
*
(Electronic Equipment,
Instruments & Components) 39 773
Clipper Realty, Inc.
*
(Residential REITs) 35 106
Clover Health Investments Corp.
*
(Health Care Facilities
& Services) 1,033 1,819
CNB Financial Corp. (Banks) 74 2,143
CNO Financial Group, Inc. (Insurance) 238 9,772
CNX Resources Corp.
*
(Oil, Gas & Consumable Fuels) 348 13,415
Coastal Financial Corp.
*
(Banks) 33 2,511
CoastalSouth Bancshares, Inc.
*
(Banks) 23 566
Codexis, Inc.
*
(Life Sciences Tools & Services) 225 367
Coeur Mining, Inc.
*
(Metals & Mining) 2,583 48,482
Cogent Biosciences, Inc.
*
(Biotechnology) 362 13,932
Cogent Communications Holdings, Inc. (Diversified
Telecommunication Services) 123 2,317
Cohen & Steers, Inc. (Capital Markets) 70 4,379
Coherus Oncology, Inc.
*
(Biotechnology) 262 443
Cohu, Inc.
*
(Semiconductors & Semiconductor
Equipment) 116 3,552
Collegium Pharmaceutical, Inc.
*
(Pharmaceuticals) 79 2,613
Colony Bankcorp, Inc.
*
(Banks) 52 1,038
Columbia Financial, Inc.
*
(Banks) 69 1,208
Columbus McKinnon Corp. (Machinery) 72 1,046
Commercial Bancgroup, Inc.
*
(Banks) 17 442
Commercial Metals Co. (Metals & Mining) 282 17,323
Community Financial System, Inc. (Banks) 134 7,859
Community Health Systems, Inc.
*
(Health Care
Providers & Services) 324 953
Community Healthcare Trust, Inc. (Health Care REITs) 69 1,096
Community Trust Bancorp, Inc. (Banks) 40 2,429
Community West Bancshares (Banks) 58 1,351
CommVault Systems, Inc.
*
(Software) 112 8,724
Compass Diversified Holdings (Financial Services) 170 1,336
Compass Minerals International, Inc. (Metals & Mining) 79 1,845
Compass Therapeutics, Inc.
*
(Biotechnology) 326 1,725
Compass, Inc.
*
- Class A (Real Estate Management &
Development) 1,623 11,863
Complete Solaria, Inc.
*
(Renewable Energy) 205 260
CompX International, Inc.
*
(Commercial Services &
Supplies) 4 93
Comstock Resources, Inc.
*
(Oil, Gas & Consumable
Fuels) 187 3,942

Schedule of Portfolio Investments :: March 31, 2026 (unaudited)
ProFund VP Small-Cap
Common Stocks, continued
Shares Value
Concentra Group Holdings Parent, Inc. (Health Care
Providers & Services) 295 $ 6,328
Concrete Pumping Holdings, Inc.
*
(Construction &
Engineering) 55 393
Conduent, Inc.
*
(Professional Services) 356 456
CONMED Corp. (Health Care Equipment & Supplies) 79 2,793
ConnectOne Bancorp, Inc. (Banks) 120 3,212
Consensus Cloud Solutions, Inc.
*
(Software) 48 1,140
Consolidated Water Co., Ltd. (Water Utilities) 38 1,259
Constellium SE
*
(Metals & Mining) 347 8,529
Construction Partners, Inc.
*
- Class A (Construction &
Engineering) 121 13,446
Consumer Portfolio Services, Inc.
*
(Consumer Finance) 24 186
Contango ORE, Inc.
*
(Metals & Mining) 53 994
Cooper-Standard Holdings, Inc.
*
(Automobile
Components) 43 1,198
COPT Defense Properties (Office REITs) 288 8,812
Core Laboratories, Inc. (Energy Equipment & Services) 119 1,998
Core Molding Technologies, Inc.
*
(Chemicals) 21 470
Core Natural Resources, Inc. (Oil, Gas & Consumable
Fuels) 129 13,510
Core Scientific, Inc.
*
(IT Services) 734 10,981
CoreCivic, Inc.
*
(Commercial Services & Supplies) 261 4,936
CorMedix, Inc.
*(a)
(Pharmaceuticals) 188 1,277
Corsair Gaming, Inc.
*
(Technology Hardware, Storage &
Peripherals) 118 655
CorVel Corp.
*
(Health Care Providers & Services) 74 4,044
Corvus Pharmaceuticals, Inc.
*
(Biotechnology) 163 2,385
Costamare Bulkers Holdings Ltd.
*
(Marine
Transportation) 22 340
Costamare, Inc. (Marine Transportation) 112 1,893
Coursera, Inc.
*
(Diversified Consumer Services) 361 2,101
Covenant Logistics Group, Inc. - Class A (Ground
Transportation) 38 1,032
CPI Card Group, Inc.
*
(Technology Hardware, Storage
& Peripherals) 20 290
CRA International, Inc. (Professional Services) 16 2,590
Cracker Barrel Old Country Store, Inc.
(a)
(Hotels,
Restaurants & Leisure) 56 1,574
Crawford & Co. - Class A (Insurance) 41 409
Credo Technology Group Holding, Ltd.
*
(Semiconductors & Semiconductor Equipment) 408 38,300
Crescent Energy Co. - Class A (Oil, Gas & Consumable
Fuels) 651 8,789
Crexendo, Inc.
*
(Technology Services) 44 271
Cricut, Inc. - Class A (Household Durables) 120 449
Crinetics Pharmaceuticals, Inc.
*
(Biotechnology) 247 8,971
CRISPR Therapeutics AG
*
(Biotechnology) 231 10,989
Critical Metals Corp.
*(a)
(Metals & Mining) 147 1,167
Cross Country Healthcare, Inc.
*
(Health Care Providers
& Services) 79 743
CryoPort, Inc.
*
(Life Sciences Tools & Services) 123 1,018
CS Disco, Inc.
*
(Software) 68 260
CSG Systems International, Inc. (Professional Services) 70 5,596
CSP, Inc.
*
(Technology Services) 18 156
CSW Industrials, Inc. (Building Products) 40 10,423
CTO Realty Growth, Inc. (Equity REIT - Diversified) 79 1,461
CTS Corp. (Electronic Equipment, Instruments &
Components) 73 3,486
Cullinan Therapeutics, Inc.
*
(Biotechnology) 136 1,933
Curbline Properties Corp.
*
(Retail REITs) 246 6,344
CuriosityStream, Inc. (Entertainment Content) 104 308
Cushman & Wakefield Ltd.
*
(Real Estate Services) 585 7,173
Custom Truck One Source, Inc.
*
(Trading Companies &
Distributors) 152 999
Common Stocks, continued
Shares Value
Customers Bancorp, Inc.
*
(Banks) 81 $ 5,622
CVB Financial Corp. (Banks) 326 6,321
CVR Energy, Inc.
*
(Oil, Gas & Consumable Fuels) 78 2,625
CVRx, Inc.
*
(Health Care Equipment & Supplies) 41 388
Cytek Biosciences, Inc.
*
(Life Sciences Tools &
Services) 297 1,298
Cytokinetics, Inc.
*
(Biotechnology) 303 19,970
Daily Journal Corp.
*
(Software) 3 1,447
Dakota Gold Corp.
*
(Metals & Mining) 226 1,141
Daktronics, Inc.
*
(Electronic Equipment, Instruments &
Components) 100 1,955
Dana, Inc. (Automobile Components) 286 9,624
Dave & Buster's Entertainment, Inc.
*
(Hotels,
Restaurants & Leisure) 69 747
Dave, Inc.
*
(Software) 26 4,526
Day One Biopharmaceuticals, Inc.
*
(Biotechnology) 198 4,245
Definitive Healthcare Corp.
*
(Health Care Technology) 76 93
Definium Therapeutics, Inc.
*
(Pharmaceuticals) 249 4,706
Delcath Systems, Inc.
*
(Medical Equipment & Devices) 76 705
Delek US Holdings, Inc. (Oil, Gas & Consumable Fuels) 149 6,715
Deluxe Corp. (Commercial Services & Supplies) 112 3,084
Denali Therapeutics, Inc.
*
(Biotechnology) 360 6,912
Designer Brands, Inc. - Class A (Specialty Retail) 84 478
DHT Holdings, Inc. (Oil, Gas & Consumable Fuels) 342 6,248
DiaMedica Therapeutics, Inc.
*
(Biotech & Pharma) 87 589
Diamond Hill Investment Group, Inc. (Capital Markets) 6 1,033
DiamondRock Hospitality Co. (Hotel & Resort REITs) 515 4,826
Dianthus Therapeutics, Inc.
*
(Biotechnology) 91 7,637
Diebold Nixdorf, Inc.
*
(Technology Hardware, Storage
& Peripherals) 61 4,602
Digi International, Inc.
*
(Communications Equipment) 94 4,531
Digimarc Corp.
*
(Software) 39 191
Digital Turbine, Inc.
*
(Software) 274 789
DigitalBridge Group, Inc. (Real Estate Management &
Development) 448 6,907
DigitalOcean Holdings, Inc.
*
(IT Services) 193 16,555
Dime Community Bancshares, Inc. (Banks) 101 3,416
Dine Brands Global, Inc. (Hotels, Restaurants & Leisure) 36 945
Diodes, Inc.
*
(Semiconductors &
Semiconductor
Equipment) 116 7,918
Disc Medicine, Inc.
*
(Biotechnology) 69 4,412
Distribution Solutions Group, Inc.
*
(Trading Companies
& Distributors) 25 656
Diverisifed Energy Co. (Oil & Gas Producers) 160 2,790
Diversified Healthcare Trust (Health Care REITs) 555 3,685
DMC Global, Inc.
*
(Energy Equipment & Services) 49 255
DNOW, Inc.
*
(Trading Companies & Distributors) 470 5,598
DocGo, Inc.
*
(Health Care Providers & Services) 227 143
Dole PLC (Food Products) 170 2,429
Domo, Inc.
*
- Class B (Software) 86 263
Donegal Group, Inc. - Class A (Insurance) 43 739
Donnelley Financial Solutions, Inc.
*
(Capital Markets) 65 3,064
Dorian LPG, Ltd.
*
(Oil, Gas & Consumable Fuels) 94 3,215
Dorman Products, Inc.
*
(Automobile Components) 70 7,305
Douglas Dynamics, Inc. (Machinery) 57 2,399
Douglas Elliman, Inc. (Real Estate Services) 185 303
Douglas Emmett, Inc. (Office REITs) 410 3,862
Dream Finders Homes, Inc.
*
- Class A (Household
Durables) 75 1,044
Driven Brands Holdings, Inc.
*
(Commercial Services &
Supplies) 151 1,904
Ducommun, Inc.
*
(Aerospace & Defense) 35 4,270
D-Wave Quantum, Inc.
*
(Software) 924 13,333
DXP Enterprises, Inc.
*
(Trading Companies &
Distributors) 33 4,611

March 31, 2026 (unaudited) :: Schedule of Portfolio Investments
ProFund VP Small-Cap
Common Stocks, continued
Shares Value
Dycom Industries, Inc.
*
(Construction & Engineering) 74 $ 25,072
Dyne Therapeutics, Inc.
*
(Biotechnology) 337 6,110
Dynex Capital, Inc.
(a)
(Mortgage REITs) 505 6,444
Eagle Bancorp Montana, Inc. (Banking) 19 391
Eagle Bancorp, Inc. (Banks) 71 1,766
Eagle Financial Services, Inc. (Banking) 12 420
Easterly Government Properties, Inc. (Office REITs) 107 2,293
Eastern Bankshares, Inc. (Banks) 550 10,758
Eastman Kodak Co.
*
(Technology Hardware, Storage &
Peripherals) 159 1,439
ECB BanCorp., Inc.
*
(Banking) 19 318
EchoStar Corp.
*
- Class A (Media) 343 40,156
Ecovyst, Inc.
*
(Chemicals) 289 3,717
Edgewell Personal Care Co. (Personal Care Products) 114 2,433
Edgewise Therapeutics, Inc.
*
(Pharmaceuticals) 171 5,387
Editas Medicine, Inc.
*
(Biotechnology) 249 615
eGain Corp.
*
(Software) 41 323
eHealth, Inc.
*
(Insurance) 74 95
El Pollo Loco Holdings, Inc.
*
(Hotels, Restaurants &
Leisure) 71 984
Electromed, Inc.
*
(Medical Equipment & Devices) 17 398
Eledon Pharmaceuticals, Inc.
*
(Biotech & Pharma) 189 582
Ellington Financial, Inc. (Mortgage REITs) 308 3,650
Embecta Corp. (Health Care Equipment & Supplies) 151 1,335
Emerald Holding, Inc. (Media) 35 158
Emergent BioSolutions, Inc.
*
(Biotechnology) 132 1,096
Empire Petroleum Corp.
*
(Oil, Gas & Consumable
Fuels) 39 115
Empire State Realty Trust, Inc. (Equity REIT
- Diversified) 354 1,841
Employers Holdings, Inc. (Insurance) 57 2,345
Enact Holdings, Inc. (Financial Services) 70 2,857
Enanta Pharmaceuticals, Inc.
*
(Biotechnology) 69 871
Encore Capital Group, Inc.
*
(Consumer Finance) 55 3,857
Encore Energy Corp.
*
(Oil, Gas & Consumable Fuels) 465 837
Energizer Holdings, Inc. (Household Products) 158 2,594
Energy Fuels, Inc.
*
(Oil, Gas & Consumable Fuels) 594 10,841
Energy Recovery, Inc.
*
(Machinery) 131 1,319
Energy Services of America Corp. (Engineering &
Construction) 30 394
Enerpac Tool Group Corp. (Machinery) 134 4,887
EnerSys (Electrical Equipment) 93 16,156
Enhabit, Inc.
*
(Health Care Providers & Services) 125 1,761
Enliven Therapeutics, Inc.
*
(Pharmaceuticals) 99 3,881
Ennis, Inc. (Commercial Services & Supplies) 61 1,307
Enova International, Inc.
*
(Consumer Finance) 60 8,150
Enovis Corp.
*
(Health Care Equipment & Supplies) 144 3,276
Enovix Corp.
*
(Electrical Equipment) 487 2,523
Enpro, Inc. (Machinery) 53 13,284
Enterprise Financial Services Corp. (Banks) 93 5,032
Entrada Therapeutics, Inc.
*
(Biotechnology) 72 909
Entravision Communications Corp. - Class A (Media) 157 466
Envela Corp.
*
(Renewable Energy) 17 283
Enviri Corp. (Commercial Services & Supplies) 192 3,767
Eos Energy Enterprises, Inc.
*
(Renewable Energy) 780 3,869
ePlus, Inc. (Electronic Equipment, Instruments &
Components) 67 5,042
Epsilon Energy Ltd. (Oil & Gas Producers) 54 333
Equity Bancshares, Inc.
*
- Class A (Banks) 43 1,910
Erasca, Inc.
*
(Biotechnology) 479 7,750
Ermenegildo Zegna NV (Apparel & Textile Products) 156 1,626
Escalade, Inc. (Leisure Products) 26 446
ESCO Technologies, Inc. (Machinery) 66 18,570
Esperion Therapeutics, Inc.
*
(Pharmaceuticals) 609 1,669
Esquire Financial Holdings, Inc. (Banks) 18 1,935
Common Stocks, continued
Shares Value
Essent Group, Ltd. (Financial Services) 235 $ 13,733
Essential Properties Realty Trust, Inc. (Equity REIT
- Diversified) 502 15,241
Ethan Allen Interiors, Inc. (Household Durables) 59 1,313
Eton Pharmaceuticals, Inc.
*
(Biotech & Pharma) 65 1,604
European Wax Center, Inc.
*
- Class A (Diversified
Consumer Services) 74 428
Eve Holding, Inc.
*
(Aerospace & Defense) 242 600
EverCommerce, Inc.
*
(Software) 36 411
EverQuote, Inc.
*
- Class A (Interactive Media &
Services) 72 1,110
EVERTEC, Inc. (Financial Services) 163 4,600
EVgo, Inc.
*
(Specialty Retail) 328 564
EVI Industries, Inc.
*
(Trading Companies &
Distributors) 17 350
Evolent Health, Inc.
*
- Class A (Health Care Technology) 282 643
Evolus, Inc.
*
(Pharmaceuticals) 142 584
Evolution Petroleum Corp. (Oil, Gas & Consumable
Fuels) 80 366
Evolv Technologies Holdings, Inc.
*
(Electronic
Equipment, Instruments & Components) 393 2,378
Evommune, Inc.
*
(Biotech & Pharma) 26 598
Excelerate Energy, Inc. - Class A (Oil, Gas &
Consumable Fuels) 60 2,005
eXp World Holdings, Inc. (Real Estate Management &
Development) 226 1,354
Expensify, Inc.
*
(Software) 151 131
Exponent, Inc. (Professional Services) 126 8,222
Expro Group Holdings N.V.
*
(Energy Equipment &
Services) 207 3,604
Extreme Networks, Inc.
*
(Communications Equipment) 337 5,082
Exzeo Group, Inc.
*
(Insurance) 19 279
EyePoint Pharmaceuticals, Inc.
*
(Pharmaceuticals) 196 2,526
F&G Annuities & Life, Inc. (Insurance) 94 2,380
Fabrinet
*
(Electronic Equipment, Instruments &
Components) 91 47,459
Falcon's Beyond Global, Inc.
*
(Professional Services) 44 620
Faraday Future Intelligent Electric, Inc.
*
(Software) 486 134
Farmers & Merchants Bancorp, Inc. (Banks) 32 821
Farmers National Banc Corp. (Banks) 140 1,842
Farmland Partners, Inc. (Specialized REITs) 98 1,101
Fastly, Inc.
*
- Class A (IT Services) 358 10,403
Fate Therapeutics, Inc.
*
(Biotechnology) 275 330
FB BanCorp, Inc.
*
(Banking) 41 563
FB Financial Corp. (Banks) 112 5,817
Federal Agricultural Mortgage Corp. - Class C (Financial
Services) 24 3,560
Federal Signal Corp. (Machinery) 152 16,437
Fennec Pharmaceuticals, Inc.
*
(Biotechnology) 73 449
Ferroglobe PLC (Metals & Mining) 302 1,244
Fidelis Insurance Holdings, Ltd. (Insurance) 139 2,656
Fidelity D&D Bancorp, Inc. (Banks) 12 519
Figs, Inc.
*
- Class A (Textiles, Apparel & Luxury Goods) 226 3,338
Finance Of America Companies, Inc.
*
(Specialty
Finance) 11 183
Financial Institutions, Inc. (Banks) 49 1,554
Finward BanCorp. (Banking) 9 327
Finwise Bancorp
*
(Banking) 24 381
Firefly Aerospace, Inc.
*(a)
(Aerospace & Defense) 59 1,680
First Advantage Corp.
*
(Professional Services) 200 2,352
First Bancorp (Banks) 102 5,748
First Bancorp (Banks) 396 8,459
First Bank (Banks) 55 880
First Busey Corp. (Banks) 214 5,408
First Business Financial Services, Inc. (Banks) 20 1,079

Schedule of Portfolio Investments :: March 31, 2026 (unaudited)
ProFund VP Small-Cap
Common Stocks, continued
Shares Value
First Capital, Inc. (Banking) 8 $ 397
First Commonwealth Financial Corp. (Banks) 261 4,588
First Community Bancshares, Inc.
*
(Banks) 42 1,744
First Community Corp (Banking) 18 526
First Financial Bancorp
*
(Banks) 263 7,332
First Financial Bankshares, Inc. (Banks) 340 10,013
First Financial Corp. (Banks) 29 1,833
First Internet Bancorp (Banks) 20 408
First Interstate BancSystem, Inc. - Class A (Banks) 218 7,281
First Merchants Corp. (Banks) 158 6,119
First Mid Bancshares, Inc. (Banks) 55 2,265
First National Corp. (Banking) 20 538
First United Corp.
*
(Banking) 15 550
First Watch Restaurant Group, Inc.
*
(Hotels, Restaurants
& Leisure) 152 1,593
First Western Financial, Inc.
*
(Banks) 21 516
FirstCash Holdings, Inc. (Consumer Finance) 100 18,799
Firstsun Capital Bancorp
*
(Banking) 58 2,114
FitLife Brands, Inc.
*
(Biotech & Pharma) 10 142
Five Star Bancorp (Banks) 39 1,471
Five9, Inc.
*
(Software) 198 3,004
FLEX LNG, Ltd. (Oil, Gas & Consumable Fuels) 79 2,347
Flexsteel Industries, Inc. (Household Durables) 9 404
Flotek Industries, Inc.
*
(Oil & Gas Services &
Equipment) 36 611
Flowco Holdings, Inc.
*
- Class A (Oil & Gas Services &
Equipment) 56 1,154
Fluence Energy, Inc.
*
(Electrical Equipment) 181 2,491
Fluor Corp. (Construction & Engineering) 407 18,987
Flushing Financial Corp. (Banks) 81 1,244
flyExclusive, Inc.
*
(Passenger Airlines) 22 50
Flywire Corp.
*
(Financial Services) 296 3,445
Foghorn Therapeutics, Inc.
*
(Biotechnology) 87 416
Fold Holdings, Inc.
*
(Capital Markets) 16 21
Forafric Global PLC
*
(Food Products) 14 135
Forestar Group, Inc.
*
(Real Estate Management &
Development) 49 1,198
FormFactor, Inc.
*
(Semiconductors & Semiconductor
Equipment) 197 19,107
Forrester Research, Inc.
*
(Professional Services) 29 164
Fortrea Holdings, Inc.
*
(Life Sciences Tools & Services) 236 2,223
Forum Energy Technologies, Inc.
*
(Energy Equipment
& Services) 27 1,584
Forward Air Corp.
*
(Air Freight & Logistics) 55 919
Four Corners Property Trust, Inc. (Specialized REITs) 268 6,338
Fox Factory Holding Corp.
*
(Automobile Components) 106 1,745
Franklin BSP Realty Trust, Inc. (Mortgage REITs) 207 1,757
Franklin Covey Co.
*
(Professional Services) 25 395
Franklin Electric Co., Inc. (Machinery) 98 9,033
Franklin Financial Services Corp. (Banking) 11 562
Franklin Street Properties Corp. (Office REITs) 231 154
Frequency Electronics Inc
*
(Technology Hardware) 17 752
Fresh Del Monte Produce, Inc. (Food Products) 84 3,382
Freshworks, Inc.
*
- Class A (Software) 527 4,232
Friedman Industries, Inc.
*
(Steel) 17 301
Frontdoor, Inc.
*
(Diversified Consumer Services) 184 9,726
Frontier Group Holdings, Inc.
*
(Passenger Airlines) 145 512
FrontView REIT, Inc. (Retail REITs) 52 804
FRP Holdings, Inc.
*
(Real Estate Management &
Development) 29 635
FS Bancorp, Inc.
*
(Banks) 16 617
FTAI Infrastructure, Inc. (Ground Transportation) 277 1,368
fuboTV, Inc.
*
(Internet Media & Services) 74 696
Fulcrum Therapeutics, Inc.
*
(Pharmaceuticals) 151 1,158
Common Stocks, continued
Shares Value
Fulgent Genetics, Inc.
*
(Health Care Providers &
Services) 53 $ 843
Fulton Financial Corp. (Banks) 485 9,865
Funko, Inc.
*
- Class A (Leisure Products) 103 324
FutureFuel Corp.
*
(Oil, Gas & Consumable Fuels) 64 246
FVCBankcorp, Inc.
*
(Banks) 39 592
Gaia, Inc.
*
(Retail - Discretionary) 42 116
Gambling.com Group, Ltd.
*
(Media) 47 182
Gannett Co., Inc.
*
(Media) 356 2,510
Garret Motion, Inc. (Automotive) 449 8,158
GATX Corp. (Trading Companies & Distributors) 91 15,537
GBank Financial Holdings, Inc.
*
(Specialty Finance) 23 615
GCM Grosvenor, Inc. - Class A (Capital Markets) 155 1,519
Genco Shipping & Trading, Ltd. (Marine Transportation) 80 1,804
Gencor Industries, Inc.
*
(Machinery) 26 390
GeneDx Holdings Corp.
*
(Health Care Providers &
Services) 48 3,083
Genesco, Inc.
*
(Specialty Retail) 25 725
Genie Energy, Ltd. - Class B (Electric Utilities) 53 749
Genius Sports Ltd.
*
(Leisure Facilities & Services) 553 2,450
Gentherm, Inc.
*
(Automobile Components) 76 2,111
Genworth Financial, Inc.
*
- Class A (Insurance) 1,000 8,120
German American Bancorp, Inc.
*
(Banks) 92 3,845
Geron Corp.
*
(Biotechnology) 1,380 2,056
Getty Images Holdings, Inc.
*(a)
(Interactive Media &
Services) 201 159
Getty Realty Corp. (Retail REITs) 137 4,357
Gevo, Inc.
*
(Renewable Energy) 591 1,613
Gibraltar Industries, Inc.
*
(Building Products) 75 2,990
GigaCloud Technology, Inc.
*
- Class A (Distributors) 61 2,768
G-III Apparel Group, Ltd.
*
(Textiles, Apparel & Luxury
Goods) 92 2,548
Ginkgo Bioworks Holdings, Inc.
*
(Health Care Facilities
& Services) 108 662
Glacier Bancorp, Inc. (Banks) 325 14,518
Gladstone Commercial Corp. (Equity REIT
- Diversified) 122 1,394
Gladstone Land Corp. (Specialized REITs) 89 908
Glaukos Corp.
*
(Health Care Equipment & Supplies) 141 15,181
Global Business Travel Group, Inc.
*
(Hotels, Restaurants
& Leisure) 330 1,841
Global Industrial Co. (Trading Companies &
Distributors) 36 1,135
Global Medical REIT, Inc. (Health Care REITs) 32 1,059
Global Net Lease, Inc. (Equity REIT - Diversified) 501 4,689
Global Water Resources, Inc. (Water Utilities) 37 281
Globalstar, Inc.
*
(Telecommunications) 127 8,435
Gogo, Inc.
*
(Wireless Telecommunication Services) 197 792
GoHealth, Inc.
*
- Class A (Insurance) 24 36
Golar LNG, Ltd. (Oil, Gas & Consumable Fuels) 247 13,365
Gold.com, Inc. (Distributors) 48 1,924
Golden Entertainment, Inc.
*
ARS (Hotels, Restaurants
& Leisure) 49 1,308
Goosehead Insurance, Inc.
*
- Class A (Insurance) 60 2,560
Gossamer Bio, Inc.
*
(Biotechnology) 486 160
GPGI, Inc.
*
- Class A (Technology Hardware, Storage &
Peripherals) 450 7,695
Graham Corp. (Machinery) 26 2,052
Graham Holdings Co. - Class B (Diversified Consumer
Services) 8 8,458
GRAIL, Inc.
*
(Biotechnology) 89 4,600
Granite Construction, Inc. (Construction & Engineering) 111 13,307
Granite Ridge Resources, Inc. (Oil, Gas & Consumable
Fuels) 137 804
Gray Television, Inc. (Media) 222 963

March 31, 2026 (unaudited) :: Schedule of Portfolio Investments
ProFund VP Small-Cap
Common Stocks, continued
Shares Value
Great Lakes Dredge & Dock Corp.
*
(Construction &
Engineering) 168 $ 2,856
Great Southern Bancorp, Inc. (Banks) 21 1,326
Green Brick Partners, Inc.
*
(Household Durables) 79 5,092
Green Dot Corp.
*
- Class A (Consumer Finance) 137 1,537
Green Plains, Inc.
*
(Oil, Gas & Consumable Fuels) 173 2,846
Greene County Bancorp, Inc. (Banks) 18 403
Greenlight Capital Re, Ltd.
*
- Class A (Insurance) 66 1,141
Greenwich Lifesciences, Inc.
*(a)
(Biotechnology) 16 384
Greif, Inc. - Class A (Containers & Packaging) 61 4,092
Greif, Inc. - Class B (Containers & Packaging) 12 1,050
Grid Dynamics Holdings, Inc.
*
(IT Services) 169 963
Griffon Corp. (Building Products) 97 7,050
Grindr, Inc.
*
(Interactive Media & Services) 80 967
Grocery Outlet Holding Corp.
*
(Consumer Staples
Distribution & Retail) 239 1,685
Group 1 Automotive, Inc. (Specialty Retail) 30 9,918
Groupon, Inc.
*
(Broadline Retail) 64 762
Guardant Health, Inc.
*
(Health Care Providers &
Services) 314 29,003
Guardian Pharmacy Services, Inc.
*
- Class A (Consumer
Staples Distribution & Retail) 57 2,147
Gulfport Energy Corp.
*
(Oil, Gas & Consumable Fuels) 40 8,463
Gyre Therapeutics, Inc.
*
(Biotechnology) 30 209
H.B. Fuller Co. (Chemicals) 138 8,512
H2O America
*
(Water Utilities) 84 4,928
HA Sustainable Infrastructure Capital, Inc. (Financial
Services) 316 11,613
Haemonetics Corp.
*
(Health Care Equipment &
Supplies) 119 6,707
Hallador Energy Co.
*
(Oil, Gas & Consumable Fuels) 86 1,400
Hamilton Beach Brands Holding Co.
*
- Class A
(Household Durables) 18 341
Hamilton Insurance Group, Ltd.
*
- Class B (Insurance) 112 3,341
Hancock Whitney Corp. (Banks) 211 13,417
Hanmi Financial Corp. (Banks) 75 1,977
Hanover Bancorp, Inc.
*
(Banking) 12 259
Harmonic, Inc.
*
(Communications Equipment) 281 2,523
Harmony Biosciences Holdings, Inc.
*
(Pharmaceuticals) 111 3,109
Harrow, Inc.
*
(Pharmaceuticals) 80 2,821
Haverty Furniture Cos., Inc. (Specialty Retail) 34 720
Hawaiian Electric Industries, Inc.
*
(Electric Utilities) 414 6,144
Hawkins, Inc. (Chemicals) 49 7,526
Hawthorn Bancshares, Inc. (Banking) 15 505
HBT Financial, Inc. (Banks) 29 775
HCI Group, Inc. (Insurance) 27 4,174
Health Catalyst, Inc.
*
(Health Care Technology) 161 204
Healthcare Services Group, Inc.
*
(Commercial Services
& Supplies) 178 3,302
HealthEquity, Inc.
*
(Health Care Providers & Services) 213 17,800
HealthStream, Inc. (Health Care Technology) 60 1,243
HeartFlow, Inc.
*
(Health Care Technology) 50 1,217
Heartland Express, Inc. (Ground Transportation) 111 1,154
Hecla Mining Co. (Metals & Mining) 1,607 29,938
Helen of Troy, Ltd.
*
(Household Durables) 58 836
Helios Technologies, Inc. (Machinery) 84 5,436
Helix Energy Solutions Group, Inc.
*
(Energy Equipment
& Services) 352 3,481
Helmerich & Payne, Inc. (Energy Equipment &
Services) 250 9,008
Herbalife, Ltd.
*
(Personal Care Products) 259 3,811
Herc Holdings, Inc. (Trading Companies & Distributors) 83 8,263
Heritage Commerce Corp. (Banks) 152 1,897
Heritage Financial Corp. (Banks) 86 2,236
Heritage Insurance Holdings, Inc.
*
(Insurance) 62 1,628
Common Stocks, continued
Shares Value
Heron Therapeutics, Inc.
*
(Biotechnology) 388 $ 310
Hertz Global Holdings, Inc.
*(a)
(Ground Transportation) 302 1,392
HF Foods Group, Inc.
*
(Consumer Staples Distribution
& Retail) 101 187
HighPeak Energy, Inc.
(a)
(Oil, Gas & Consumable Fuels) 56 386
Hillman Solutions Corp. (Machinery) 501 4,168
Hilltop Holdings, Inc.
*
(Banks) 110 3,940
Hilton Grand Vacations, Inc.
*
(Hotels, Restaurants &
Leisure) 154 6,024
Himalaya Shipping, Ltd. (Marine Transportation) 71 944
Hims & Hers Health, Inc.
*
(Health Care Providers &
Services) 518 10,754
Hingham Institution for Savings (Banks) 4 1,143
Hippo Holdings, Inc.
*
(Insurance) 45 1,173
HireQuest, Inc. (Professional Services) 14 140
HNI Corp. (Commercial Services & Supplies) 178 5,943
Holley, Inc.
*
(Automobile Components) 193 593
Hologic, Inc.
*
(Biotechnology) 60 638
Home Bancorp, Inc. (Banks) 17 1,030
Home BancShares, Inc. (Banks) 476 12,819
HomeTrust Bancshares, Inc. (Banks) 40 1,706
Hope Bancorp, Inc. (Banks) 313 3,496
Horace Mann Educators Corp. (Insurance) 103 4,396
Horizon Bancorp, Inc. (Banks) 127 2,104
Hovnanian Enterprises, Inc.
*
- Class A (Household
Durables) 12 1,331
Hub Group, Inc.
*
- Class A (Air Freight & Logistics) 151 5,442
Hudson Pacific Properties, Inc.
*
(Office REITs) 134 792
Hudson Technologies, Inc.
*
(Trading Companies &
Distributors) 97 570
Humacyte, Inc.
*(a)
(Biotechnology) 410 249
Huron Consulting Group, Inc.
*
(Professional Services) 43 5,482
Hut 8 Corp.
*
(Software) 248 11,634
Hyliion Holdings Corp.
*
(Machinery) 313 551
Hyster-Yale, Inc. - Class A (Machinery) 31 1,008
I3 Verticals, Inc.
*
- Class A (Financial Services) 56 1,252
IBEX Holdings, Ltd.
*
(Professional Services) 25 671
Ibotta, Inc.
*
- Class A (Media) 28 839
ICF International, Inc.
*
(Professional Services) 46 3,003
Ichor Holdings, Ltd.
*
(Semiconductors & Semiconductor
Equipment) 86 4,008
ICU Medical, Inc.
*
(Health Care Equipment & Supplies) 61 7,878
Idaho Strategic Resources, Inc.
*
(Metals & Mining) 38 1,221
Ideaya Biosciences, Inc.
*
(Biotechnology) 214 7,130
IDT Corp. - Class B (Diversified Telecommunication
Services) 41 2,013
IES Holdings, Inc.
*
(Construction & Engineering) 23 10,959
iHeartMedia, Inc.
*
- Class A (Media) 307 896
IMAX Corp.
*
(Entertainment) 111 4,219
Immersion Corp. (Technology Hardware, Storage &
Peripherals) 71 388
ImmunityBio, Inc.
*(a)
(Biotechnology) 746 5,722
Immunome, Inc.
*
(Biotechnology) 258 5,642
Immunovant, Inc.
*
(Biotechnology) 206 5,117
Impinj, Inc.
*
(Semiconductors & Semiconductor
Equipment) 71 7,292
Independence Realty Trust, Inc. (Residential REITs) 608 9,054
Independent Bank Corp. (Banks) 126 9,476
Independent Bank Corp. (Banks) 50 1,665
indie Semiconductor, Inc.
*(a)
- Class A (Semiconductors
& Semiconductor Equipment) 506 1,629
Indivior Pharmaceuticals, Inc.
*
(Pharmaceuticals) 307 9,357
Industrial Logistics Properties Trust (Industrial REITs) 140 795
Infinity Natural Resources, Inc.
*
- Class A (Oil & Gas
Producers) 41 722

Schedule of Portfolio Investments :: March 31, 2026 (unaudited)
ProFund VP Small-Cap
Common Stocks, continued
Shares Value
Information Services Group, Inc. (IT Services) 89 $ 342
Ingevity Corp.
*
(Chemicals) 91 6,482
Ingles Markets, Inc. - Class A (Consumer Staples
Distribution & Retail) 37 3,326
Inhibikase Therapeutics, Inc.
*
(Biotech & Pharma) 271 455
Inhibrx Biosciences, Inc.
*
(Biotechnology) 23 1,546
Inmune Bio, Inc.
*
(Biotechnology) 56 63
Innodata, Inc.
*
(Professional Services) 78 3,012
Innospec, Inc. (Chemicals) 63 4,600
Innovage Holding Corp.
*
(Health Care Providers &
Services) 51 409
Innovative Industrial Properties, Inc. (Industrial REITs) 70 3,511
Innovex International, Inc.
*
(Energy Equipment &
Services) 98 2,390
Innoviva, Inc.
*
(Pharmaceuticals) 190 4,427
Innventure, Inc.
*
(Capital Markets) 131 512
Inogen, Inc.
*
(Health Care Equipment & Supplies) 60 371
Inseego Corp.
*
(Technology Hardware) 34 378
Insight Enterprises, Inc.
*
(Electronic Equipment,
Instruments & Components) 74 4,959
Insperity, Inc. (Professional Services) 91 2,461
Inspired Entertainment, Inc.
*
(Hotels, Restaurants &
Leisure) 63 449
Installed Building Products, Inc. (Household Durables) 59 15,643
Insteel Industries, Inc. (Building Products) 47 1,580
Intapp, Inc.
*
(Software) 144 3,699
Integer Holdings Corp.
*
(Health Care Equipment &
Supplies) 87 7,656
Integra LifeSciences Holdings Corp.
*
(Health Care
Equipment & Supplies) 169 1,592
Intellia Therapeutics, Inc.
*
(Biotechnology) 281 3,602
InterDigital, Inc. (Software) 66 19,932
Interface, Inc. (Commercial Services & Supplies) 147 3,663
International Bancshares Corp. (Banks) 138 9,286
International Game Technology PLC (Hotels,
Restaurants & Leisure) 265 3,376
International Money Express, Inc.
*
(Financial Services) 69 1,090
International Seaways, Inc. (Oil, Gas & Consumable
Fuels) 102 7,434
Interparfums, Inc. (Personal Care Products) 46 4,178
Intrepid Potash, Inc.
*
(Chemicals) 27 1,155
Intuitive Machines, Inc.
*
(Aerospace & Defense) 281 5,215
InvenTrust Properties Corp. (Retail REITs) 197 6,001
Invesco Mortgage Capital, Inc. (Mortgage REITs) 195 1,576
Investar Holding Corp. (Banks) 32 873
Investors Title Co.
*
(Insurance) 4 869
IonQ, Inc.
*
(Technology Hardware, Storage &
Peripherals) 872 25,140
Iovance Biotherapeutics, Inc.
*
(Biotechnology) 852 2,991
iRadimed Corp.
*
(Health Care Equipment & Supplies) 21 2,021
IRhythm Holdings, Inc.
*
(Health Care Equipment &
Supplies) 81 9,560
Ironwood Pharmaceuticals, Inc.
*
(Biotechnology) 404 1,418
Ispire Technology, Inc.
*
(Tobacco) 48 88
Itron, Inc.
*
(Electronic Equipment, Instruments &
Components) 115 10,307
Ivanhoe Electric, Inc.
*
(Metals & Mining) 269 3,180
J & J Snack Foods Corp. (Food Products) 38 3,012
J Jill, Inc. (Specialty Retail) 18 206
Jack in the Box, Inc. (Hotels, Restaurants & Leisure) 44 425
Jackson Financial, Inc. - Class A (Financial Services) 171 18,079
Jade Biosciences, Inc.
*
(Biotech & Pharma) 81 1,138
JAKKS Pacific, Inc.
*
(Leisure Products) 23 458
James River Group Holdings, Inc. (Insurance) 93 586
Janus International Group, Inc.
*
(Building Products) 343 1,766
Common Stocks, continued
Shares Value
Janux Therapeutics, Inc.
*
(Biotechnology) 108 $ 1,501
JBG SMITH Properties (Office REITs) 151 2,206
Jefferson Capital, Inc. (Consumer Finance) 56 1,077
JELD-WEN Holding, Inc.
*
(Building Products) 215 267
JetBlue Airways Corp.
*
(Passenger Airlines) 751 3,319
Joby Aviation, Inc.
*
(Passenger Airlines) 1,481 12,233
John B. Sanfilippo & Son, Inc.
*
(Food Products) 20 1,587
John Bean Technologies Corp. (Machinery) 132 16,879
John Marshall Bancorp, Inc. (Banks) 32 649
John Wiley & Sons, Inc. - Class A (Media) 102 3,886
Johnson Outdoors, Inc. - Class A (Leisure Products) 15 698
Journey Medical Corp.
*
(Biotech & Pharma) 52 244
Kadant, Inc. (Machinery) 30 8,771
Kaiser Aluminum Corp. (Metals & Mining) 41 4,941
Kaltura, Inc.
*
(Software) 200 244
KalVista Pharmaceuticals, Inc.
*
(Biotechnology) 97 1,953
Karat Packaging, Inc. (Trading Companies &
Distributors) 22 614
KB Home (Household Durables) 156 8,073
Kearney Financial Corp. (Banks) 145 1,095
Kelly Services, Inc. - Class A (Professional Services) 78 690
Kennametal, Inc. (Machinery) 193 6,973
Kennedy-Wilson Holdings, Inc. (Real Estate
Management & Development) 306 3,311
Keros Therapeutics, Inc.
*
(Biotechnology) 74 817
Kestra Medical Technologies Ltd.
*
(Medical Equipment
& Devices) 68 1,355
Kforce, Inc. (Professional Services) 44 1,287
Kimball Electronics, Inc.
*
(Electronic Equipment,
Instruments & Components) 61 1,445
KinderCare Learning Cos., Inc.
*
(Diversified Consumer
Services) 80 176
Kinetik Holdings, Inc. (Oil, Gas & Consumable Fuels) 118 5,712
Kingstone Companies, Inc. (Insurance) 27 393
Kingsway Financial Services, Inc.
*
(Insurance) 53 553
Kite Realty Group Trust (Retail REITs) 550 13,502
KKR Real Estate Finance Trust, Inc. (Mortgage REITs) 139 851
Knife River Corp. (Construction Materials) 145 11,839
Knowles Corp.
*
(Electronic Equipment, Instruments &
Components) 216 5,547
Kodiak Gas Services, Inc. (Energy Equipment &
Services) 211 12,306
Kodiak Sciences, Inc.
*
(Biotechnology) 96 3,660
Kohl's Corp. (Broadline Retail) 276 3,560
Kolibri Global Energy, Inc.
*
(Oil & Gas Producers) 75 412
Kontoor Brands, Inc.
*
(Textiles, Apparel & Luxury
Goods) 139 9,771
Kopin Corp.
*
(Technology Hardware) 432 972
Koppers Holdings, Inc. (Chemicals) 48 1,857
Korn Ferry (Professional Services) 133 8,372
Korro Bio, Inc.
*
(Biotechnology) 17 192
KORU Medical Systems, Inc.
*
(Medical Equipment &
Devices) 109 471
Kosmos Energy, Ltd.
*
(Oil, Gas & Consumable Fuels) 1,199 3,333
Kratos Defense & Security Solutions, Inc.
*
(Aerospace
& Defense) 457 32,223
Krispy Kreme, Inc. (Hotels, Restaurants & Leisure) 195 661
Kronos Worldwide, Inc.
*
(Chemicals) 55 361
Krystal Biotech, Inc.
*
(Biotechnology) 63 16,273
Kulicke & Soffa Industries, Inc. (Semiconductors &
Semiconductor Equipment) 129 8,478
KULR Technology Group, Inc.
*
(Technology Hardware) 107 254
Kura Oncology, Inc.
*
(Biotechnology) 204 1,659
Kura Sushi USA, Inc.
*
- Class A (Hotels, Restaurants &
Leisure) 17 1,186

March 31, 2026 (unaudited) :: Schedule of Portfolio Investments
ProFund VP Small-Cap
Common Stocks, continued
Shares Value
Kymera Therapeutics, Inc.
*
(Biotechnology) 145 $ 12,077
L.B. Foster Co. - Class A (Machinery) 25 698
Ladder Capital Corp. (Mortgage REITs) 289 2,824
Lakeland Financial Corp. (Banks) 63 3,615
Lakeland Industries, Inc. (Apparel & Textile Products) 22 180
Lancaster Colony Corp. (Food Products) 51 7,055
Landmark BanCorp, Inc. (Banking) 12 298
Lands' End, Inc.
*
(Specialty Retail) 23 259
Lantheus Holdings, Inc.
*
(Health Care Equipment &
Supplies) 165 12,515
Larimar Therapeutics, Inc.
*
(Biotechnology) 119 536
Latham Group, Inc.
*
(Leisure Products) 126 677
Laureate Education, Inc.
*
- CLASS A (Diversified
Consumer Services) 321 11,183
La-Z-Boy, Inc. (Household Durables) 105 3,375
LB Pharmaceuticals, Inc.
*
(Pharmaceuticals) 49 1,208
LCI Industries (Automobile Components) 60 7,379
LCNB Corp. (Banks) 34 530
Legacy Housing Corp.
*
(Household Durables) 22 449
Legalzoom.com, Inc.
*
(Commercial Support Services) 315 1,786
Legence Corporation
*
(Construction & Engineering) 95 5,364
Leggett & Platt, Inc. (Household Durables) 337 3,330
LeMaitre Vascular, Inc. (Health Care Equipment &
Supplies) 53 5,786
Lemonade, Inc.
*
(Insurance) 156 9,779
LendingClub Corp.
*
(Consumer Finance) 289 4,138
LendingTree, Inc.
*
(Consumer Finance) 28 1,201
LENSAR, Inc.
*
(Medical Equipment & Devices) 24 143
LENZ Therapeutics, Inc.
*
(Biotechnology) 50 458
Lexeo Therapeutics, Inc.
*
(Biotechnology) 167 959
LGI Homes, Inc.
*
(Household Durables) 52 2,056
Liberty Energy, Inc. (Energy Equipment & Services) 399 11,491
Liberty Latin America, Ltd.
*
- Class A (Diversified
Telecommunication Services) 74 639
Liberty Latin America, Ltd.
*
- Class C (Diversified
Telecommunication Services) 351 3,096
Life Time Group Holdings, Inc.
*
(Hotels, Restaurants &
Leisure) 382 10,291
Life360, Inc.
*
(Software) 52 2,123
Lifecore Biomedical, Inc.
*
(Life Sciences Tools &
Services) 71 264
LifeMD, Inc.
*
(Health Care Technology) 100 361
LifeStance Health Group, Inc.
*
(Health Care Providers
& Services) 420 2,675
Lifevantage Corporation (Food Products) 27 117
Lifeway Foods, Inc.
*
(Food Products) 13 251
Lifezone Metals, Ltd.
*
(Metals & Mining) 82 276
Ligand Pharmaceuticals, Inc.
*
(Pharmaceuticals) 49 9,783
Lightbridge Corp.
*
(Electrical Equipment) 74 789
Limbach Holdings, Inc.
*
(Construction & Engineering) 27 2,107
Limoneira Co.
*
(Food Products) 42 564
Lincoln Educational Services Corp.
*
(Diversified
Consumer Services) 75 3,051
Lindblad Expeditions Holdings, Inc.
*
(Hotels,
Restaurants & Leisure) 97 1,678
Lindsay Corp. (Machinery) 27 3,215
LINKBANCORP, Inc. (Banks) 54 450
Lionsgate Studios Corp.
*
(Entertainment) 518 4,968
Liquidia Corp.
*
(Pharmaceuticals) 166 6,265
Liquidity Services, Inc.
*
(Commercial Services &
Supplies) 59 1,804
LivaNova PLC
*
(Health Care Equipment & Supplies) 138 8,771
Live Oak Bancshares, Inc. (Banks) 89 2,943
LiveRamp Holdings, Inc.
*
(Software) 158 4,190
Livewire Group, Inc.
*
(Automobiles) 29 48
Common Stocks, continued
Shares Value
loanDepot, Inc.
*
(Specialty Finance) 254 $ 361
Logistic Properties Of The Americas
*
(Real Estate
Owners & Developers) 8 26
LSB Industries, Inc.
*
(Chemicals) 136 2,026
LSI Industries, Inc. (Electrical Equipment) 70 1,302
LTC Properties, Inc. (Health Care REITs) 119 4,422
Lucid Diagnostics, Inc.
*
(Medical Equipment & Devices) 228 262
Lumen Technologies, Inc. (Diversified
Telecommunication Services) 2,412 16,764
Lument Finance Trust, Inc.
*
(Specialty Finance) 115 145
Lumexa Imaging Holdings, Inc.
*
(Health Care Facilities
& Services) 64 550
Luxfer Holdings PLC (Machinery) 68 828
LXP Industrial Trust (Industrial REITs) 147 6,800
M/I Homes, Inc.
*
(Household Durables) 66 8,082
Mack-Cali Realty Corp. (Residential REITs) 201 3,793
Madison Square Garden Entertainment Corp.
*
(Entertainment) 100 5,891
Madrigal Pharmaceuticals, Inc.
*
(Biotechnology) 43 22,508
Magnera Corp.
*
(Forestry, Paper & Wood Products) 82 780
Magnite, Inc.
*
(Media) 360 4,278
Magnolia Oil & Gas Corp. - Class A (Oil, Gas &
Consumable Fuels) 458 14,459
MainStreet Bancshares, Inc.
*
(Banking) 17 377
Malibu Boats, Inc.
*
- Class A (Leisure Products) 47 1,218
Mama's Creations, Inc.
*
(Food Products) 93 1,427
Mammoth Energy Services, Inc.
*
(Energy Equipment &
Services) 61 149
Mannkind Corp.
*
(Biotechnology) 773 1,894
MapLight Therapeutics, Inc.
*
(Biotechnology) 49 996
MARA Holdings, Inc.
*(a)
(Software) 959 7,825
Maravai LifeSciences Holdings, Inc.
*
- Class A (Life
Sciences Tools & Services) 276 781
Marcus & Millichap, Inc. (Real Estate Management &
Development) 61 1,622
Marex Group PLC (Institutional Financial Services) 139 6,197
Marine Products Corp. (Leisure Products) 22 160
MarineMax, Inc.
*
(Specialty Retail) 49 1,326
MarketWise, Inc. (Capital Markets) 4 75
Marqeta, Inc.
*
- Class A (Financial Services) 906 3,696
Marriott Vacations Worldwide Corp.
*
(Hotels,
Restaurants & Leisure) 70 4,558
Marten Transport, Ltd. (Ground Transportation) 147 1,930
Masterbrand, Inc.
*
(Building Products) 321 2,668
MasterCraft Boat Holdings, Inc.
*
(Leisure Products) 40 820
Materion Corp. (Metals & Mining) 52 7,522
Mativ Holdings, Inc. (Chemicals) 137 1,192
Matrix Service Co.
*
(Construction & Engineering) 68 781
Matson, Inc. (Marine Transportation) 78 12,788
Matthews International Corp. - Class A (Commercial
Services & Supplies) 75 1,937
Maui Land & Pineapple Co., Inc.
*
(Real Estate
Management & Development) 17 262
MaxCyte, Inc.
*
(Life Sciences Tools & Services) 256 180
Maximus, Inc. (Professional Services) 138 8,845
MaxLinear, Inc.
*
(Semiconductors & Semiconductor
Equipment) 206 3,582
Mayville Engineering Co., Inc.
*
(Machinery) 33 592
Maze Therapeutics, Inc.
*
(Biotechnology) 67 2,000
MBIA, Inc.
*
(Insurance) 116 686
MBX Biosciences, Inc.
*
(Pharmaceuticals) 72 2,149
McGrath RentCorp (Trading Companies & Distributors) 62 6,837
McGraw Hill, Inc.
*
(Diversified Consumer Services) 73 1,000
Mechanics Bancorp
*
(Banks) 123 1,814
Medallion Financial Corp.
*
(Consumer Finance) 41 351

Schedule of Portfolio Investments :: March 31, 2026 (unaudited)
ProFund VP Small-Cap
Common Stocks, continued
Shares Value
MediaAlpha, Inc.
*
- Class A (Interactive Media &
Services) 86 $ 800
Medifast, Inc. (Personal Care Products) 27 275
MediWound, Ltd.
*
(Pharmaceuticals) 25 403
MeiraGTx Holdings PLC
*
(Biotechnology) 114 987
Mercantile Bank Corp. (Banks) 42 2,121
Merchants Bancorp (Financial Services) 66 2,832
Mercury General Corp. (Insurance) 68 5,994
Mercury Systems, Inc.
*
(Aerospace & Defense) 138 10,062
Meridian Corporation
*
(Banking) 23 436
Meridian Holdings, Inc.
*
(Entertainment) 5 36
Merit Medical Systems, Inc.
*
(Health Care Equipment &
Supplies) 148 10,202
Meritage Homes Corp. (Household Durables) 171 10,575
Mesa Laboratories, Inc. (Life Sciences Tools & Services) 13 1,149
Methode Electronics, Inc. (Electronic Equipment,
Instruments & Components) 84 464
Metrocity Bankshares, Inc. (Banks) 56 1,606
Metropolitan Bank Holding Corp. (Banks) 22 1,832
MFA Financial, Inc. (Mortgage REITs) 260 2,491
MGE Energy, Inc. (Electric Utilities) 93 7,188
MGP Ingredients, Inc. (Beverages) 36 662
Miami International Holdings, Inc.
*
(Capital Markets) 62 2,413
Microvast Holdings, Inc.
*
(Automotive) 503 755
MicroVision, Inc.
*(a)
(Electronic Equipment, Instruments
& Components) 773 496
Mid Penn Bancorp, Inc. (Banks) 49 1,576
Middlesex Water Co. (Water Utilities) 46 2,394
Midland States Bancorp, Inc. (Banks) 51 1,138
Miller Industries, Inc. (Machinery) 28 1,275
MillerKnoll, Inc. (Commercial Services & Supplies) 173 2,502
MiMedx Group, Inc.
*
(Biotechnology) 299 1,181
Minerals Technologies, Inc. (Chemicals) 80 5,674
Mineralys Therapeutics, Inc.
*
(Biotechnology) 121 3,278
Mirion Technologies, Inc.
*
(Electronic Equipment,
Instruments & Components) 606 11,266
Mirum Pharmaceuticals, Inc.
*
(Biotechnology) 107 9,885
Mission Produce, Inc.
*
(Food Products) 108 1,486
Mister Car Wash, Inc.
*
(Diversified Consumer Services) 251 1,749
Mistras Group, Inc.
*
(Professional Services) 28 414
Mitek Systems, Inc.
*
(Software) 112 1,512
Mobile Infrastructure Corp.
*
(Real Estate Owners &
Developers) 33 74
Modine Manufacturing Co.
*
(Automobile Components) 133 28,821
Modiv Industrial, Inc. (Retail REITs) 24 344
Moelis & Co. - Class A (Capital Markets) 188 10,715
Monarch Casino & Resort, Inc. (Hotels, Restaurants &
Leisure) 32 3,059
Monopar Therapeutics, Inc.
*
(Biotech & Pharma) 11 603
Monro, Inc. (Specialty Retail) 71 1,139
Montauk Renewables, Inc.
*
(Independent Power/
Renewable Electricity Producers) 170 196
Monte Rosa Therapeutics, Inc.
*
(Biotechnology) 153 2,517
Montrose Environmental Group, Inc.
*
(Commercial
Services & Supplies) 83 1,817
Moog, Inc. - Class A (Aerospace & Defense) 71 20,777
Motorcar Parts of America, Inc.
*
(Automotive) 34 376
Movado Group, Inc. (Textiles, Apparel & Luxury Goods) 38 928
M-Tron Industries, Inc.
*
(Electrical Equipment) 8 535
Mueller Water Products, Inc. - Class A (Machinery) 394 10,831
Murphy Oil Corp. (Oil, Gas & Consumable Fuels) 342 14,108
MVB Financial Corp. (Banks) 28 695
Myers Industries, Inc. (Containers & Packaging) 94 1,991
Myomo, Inc.
*
(Medical Equipment & Devices) 91 61
MYR Group, Inc.
*
(Construction & Engineering) 39 11,010
Common Stocks, continued
Shares Value
Myriad Genetics, Inc.
*
(Biotechnology) 233 $ 1,049
N-able, Inc.
*
(Software) 180 841
Nabors Industries, Ltd.
*
(Energy Equipment & Services) 36 3,098
NACCO Industries, Inc.
*
- Class A (Oil, Gas &
Consumable Fuels) 10 520
NANO Nuclear Energy, Inc.
*(a)
(Electrical Equipment) 101 2,068
Nano-X Imaging, Ltd.
*(a)
(Health Care Providers &
Services) 176 400
Napco Security Technologies, Inc. (Electronic
Equipment, Instruments & Components) 87 3,427
Nathan's Famous, Inc. (Hotels, Restaurants & Leisure) 7 705
National Bank Holdings Corp. - Class A (Banks) 96 3,759
National Bankshares, Inc. (Banks) 16 583
National Beverage Corp.
*
(Beverages) 61 2,053
National CineMedia, Inc.
*
(Media) 168 512
National Energy Services Reunited Corp.
*
(Oil & Gas
Services & Equipment) 170 3,649
National Health Investors, Inc. (Health Care REITs) 119 9,622
National HealthCare Corp. (Health Care Providers &
Services) 32 5,110
National Presto Industries, Inc.
*
(Aerospace & Defense) 13 1,782
National Research Corp.
*
(Health Care Providers &
Services) 30 509
National Vision Holdings, Inc.
*
(Specialty Retail) 197 5,102
Natural Gas Services Group, Inc.
*
(Energy Equipment &
Services) 26 981
Natural Grocers by Vitamin Cottage, Inc.
*
(Consumer
Staples Distribution & Retail) 32 827
Nature's Sunshine Products, Inc.
*
(Personal Care
Products) 42 1,008
Navan, Inc.
*
(Hotels, Restaurants & Leisure) 95 1,258
Navient Corp. (Consumer Finance) 172 1,407
Navigator Holdings Ltd. (Transportation & Logistics) 73 1,411
Navitas Semiconductor Corp.
*
(Semiconductors &
Semiconductor Equipment) 514 4,508
NB Bancorp, Inc.
*
(Banks) 101 2,128
NBT Bancorp, Inc. (Banks) 129 5,493
NCR Atleos Corp.
*
(Financial Services) 185 8,062
NCR Voyix Corp.
*
(Software) 352 2,228
Nelnet, Inc. - Class A (Consumer Finance) 33 4,256
Neogen Corp.
*
(Health Care Equipment & Supplies) 553 5,137
NeoGenomics, Inc.
*
(Health Care Providers & Services) 326 2,419
Neonode, Inc.
*
(Technology Hardware) 32 45
NerdWallet, Inc.
*
- Class A (Consumer Finance) 100 1,038
Nerdy, Inc.
*
(Diversified Consumer Services) 152 124
NET Lease Office Properties
*
(Office REITs) 38 438
Net Power, Inc.
*
(Electrical Equipment) 99 154
NETGEAR, Inc.
*
(Communications Equipment) 69 1,507
NetScout Systems, Inc.
*
(Communications Equipment) 177 5,627
NETSTREIT Corp. (Retail REITs) 213 4,011
Neurogene, Inc.
*
(Biotechnology) 29 585
Neuronetics, Inc.
*
(Health Care Facilities & Services) 94 136
NeuroPace, Inc.
*
(Health Care Equipment & Supplies) 64 842
New Fortress Energy, Inc.
(a)
(Oil & Gas Producers) 444 262
New Jersey Resources Corp. (Gas Utilities) 255 14,004
New York Community Bancorp, Inc. (Banks) 768 10,115
Newmark Group, Inc. - Class A (Real Estate
Management & Development) 384 5,756
Newsmax, Inc.
*
(Internet Media & Services) 120 626
NewtekOne, Inc.
*
(Financial Services) 62 679
NexPoint Diversified Real Estate Trust (Equity REIT
- Diversified) 93 434
Nexpoint Real Estate Finance, Inc. (Mortgage REITs) 17 229
NexPoint Residential Trust, Inc. (Residential REITs) 57 1,425
NextDecade Corp.
*
(Oil, Gas & Consumable Fuels) 443 3,393

March 31, 2026 (unaudited) :: Schedule of Portfolio Investments
ProFund VP Small-Cap
Common Stocks, continued
Shares Value
Nextdoor Holdings, Inc.
*
(Interactive Media & Services) 562 $ 787
NextNav, Inc.
*
(Software) 240 3,845
NextNRG, Inc.
*
(Oil & Gas Producers) 111 44
Nextpower, Inc.
*
- Class A (Electrical Equipment) 369 44,483
Nexxen International Ltd.
*
(Advertising & Marketing) 78 509
NI Holdings, Inc.
*
(Insurance) 17 219
Niagen Bioscience, Inc.
*
(Life Sciences Tools &
Services) 134 591
Nicolet Bankshares, Inc. (Banks) 47 6,985
NioCorp Developments Ltd.
*
(Metals & Mining) 297 1,325
Nkarta, Inc.
*
(Biotechnology) 118 249
NL Industries, Inc.
*
(Commercial Services & Supplies) 21 122
nLight, Inc.
*
(Electronic Equipment, Instruments &
Components) 120 6,842
NMI Holdings, Inc.
*
- Class A (Financial Services) 194 7,277
Noble Corp. PLC
*
(Energy Equipment & Services) 319 15,652
Nordic American Tankers, Ltd. (Oil, Gas & Consumable
Fuels) 518 3,035
Northeast Bank (Banks) 19 2,135
Northeast Community Bancorp, Inc. (Banks) 31 738
Northern Oil and Gas, Inc. (Oil, Gas & Consumable
Fuels) 242 7,074
Northfield Bancorp, Inc. (Banks) 93 1,259
Northpointe Bancshares, Inc. (Banking) 52 897
Northrim Bancorp, Inc. (Banks) 55 1,258
Northwest Bancshares, Inc.
*
(Banks) 367 4,657
Northwest Natural Holding Co. (Gas Utilities) 105 5,588
Northwest Pipe Co.
*
(Construction & Engineering) 24 1,869
NorthWestern Energy Group, Inc. (Multi-Utilities) 156 10,287
Norwood Financial Corp. (Banks) 25 736
NovaGold Resources, Inc.
*
(Metals & Mining) 711 6,385
Novanta, Inc.
*
(Electronic Equipment, Instruments &
Components) 91 10,748
Novavax, Inc.
*
(Biotechnology) 378 3,077
Novocure, Ltd.
*
(Health Care Equipment & Supplies) 257 2,801
NPK International, Inc.
*
(Energy Equipment & Services) 207 2,999
Nu Skin Enterprises, Inc. - Class A (Personal Care
Products) 122 888
Nurix Therapeutics, Inc.
*
(Biotechnology) 257 3,984
NuScale Power Corp.
*
(Electrical Equipment) 402 4,358
Nutex Health, Inc.
*
(Software) 13 1,236
Nuvalent, Inc.
*
- Class A (Biotechnology) 127 13,011
Nuvation Bio, Inc.
*
(Pharmaceuticals) 610 2,617
Nuvectis Pharma, Inc.
*
(Biotech & Pharma) 39 301
NVE Corp.
*
(Semiconductors & Semiconductor
Equipment) 12 786
Oak Valley Bancorp (Banks) 17 551
Oceaneering International, Inc.
*
(Energy Equipment &
Services) 250 8,868
OceanFirst Financial Corp. (Banks) 142 2,562
Octave Specialty Group, Inc.
*
(Insurance) 98 456
Ocular Therapeutix, Inc.
*
(Pharmaceuticals) 475 4,023
OFG Bancorp (Banks) 109 4,410
Ohio Valley Banc Corp. (Asset Management) 10 439
O-I Glass, Inc. (Containers & Packaging) 389 4,088
Oil States International, Inc.
*
(Energy Equipment &
Services) 143 1,665
Oil-Dri Corp. of America (Household Products) 25 1,627
Oklo, Inc.
*
(Electric Utilities) 309 15,324
Olaplex Holdings, Inc.
*
(Personal Care Products) 355 721
Old National Bancorp (Banks) 886 19,582
Old Second Bancorp, Inc. (Banks) 127 2,560
Olema Pharmaceuticals, Inc.
*
(Biotechnology) 177 2,639
Omada Health, Inc.
*
(Health Care Providers & Services) 84 1,056
Omega Flex, Inc.
*
(Machinery) 9 279
Common Stocks, continued
Shares Value
Omeros Corp.
*
(Pharmaceuticals) 173 $ 1,827
OmniAb, Inc.
*
(Life Sciences Tools & Services) 281 441
Omnicell, Inc.
*
(Health Care Equipment & Supplies) 113 3,772
ONE Gas, Inc. (Gas Utilities) 151 13,006
One Liberty Properties, Inc. (Equity REIT - Diversified) 46 987
OneSpan, Inc. (Software) 96 1,011
OneSpaWorld Holdings, Ltd. (Diversified Consumer
Services) 253 5,806
OneWater Marine, Inc.
*
(Specialty Retail) 29 274
Onity Group, Inc.
*
(Financial Services) 18 707
Ooma, Inc.
*
(Software) 64 931
OP Bancorp (Banking) 30 399
OPAL Fuels, Inc.
*
(Renewable Energy) 53 134
Open Lending Corp.
*
(Capital Markets) 256 320
OPENLANE, Inc.
*
(Commercial Services & Supplies) 266 7,754
OPKO Health, Inc.
*
(Health Care Providers & Services) 1,040 1,186
Oportun Financial Corp.
*
(Specialty Finance) 102 470
OppFi, Inc.
*
(Consumer Finance) 66 509
OptimizeRx Corp.
*
(Health Care Technology) 40 251
Option Care Health, Inc.
*
(Health Care Providers &
Services) 404 10,876
Orange County Bancorp, Inc. (Banks) 30 959
OraSure Technologies, Inc.
*
(Health Care Equipment &
Supplies) 176 528
Orchid Island Capital, Inc. (Mortgage REITs) 468 3,290
Organogenesis Holdings, Inc.
*
(Biotechnology) 173 410
ORIC Pharmaceuticals, Inc.
*
(Biotechnology) 167 2,116
Origin Bancorp, Inc. (Banks) 75 3,110
Orion Group Holdings, Inc.
*
(Construction &
Engineering) 95 1,036
Orion SA (Chemicals) 140 910
Ormat Technologies, Inc. (Independent Power/
Renewable Electricity Producers) 154 17,235
Orrstown Financial Services, Inc. (Banks) 47 1,696
Orthofix Medical, Inc.
*
(Health Care Equipment &
Supplies) 99 1,136
OrthoPediatrics Corp.
*
(Health Care Equipment &
Supplies) 43 682
Oruka Therapeutics Inc
*
(Biotechnology) 97 4,758
Oscar Health, Inc.
*
- Class A (Insurance) 513 5,884
OSI Systems, Inc.
*
(Electronic Equipment, Instruments
& Components) 40 10,620
Otter Tail Corp. (Electric Utilities) 97 8,514
Ouster, Inc.
*
(Electronic Equipment, Instruments &
Components) 143 2,627
Outfront Media, Inc. (Specialized REITs) 374 9,911
Outset Medical, Inc.
*
(Software) 43 165
Oxford Industries, Inc. (Textiles, Apparel & Luxury
Goods) 36 1,386
P10, Inc. - Class A (Capital Markets) 148 1,074
Pacific Biosciences of California, Inc.
*
(Life Sciences
Tools & Services) 698 921
Pacira BioSciences, Inc.
*
(Pharmaceuticals) 103 2,328
PACS Group, Inc.
*
(Health Care Providers & Services) 111 3,565
Pagaya Technologies, Ltd.
*
- Class A (Software) 153 1,782
PagerDuty, Inc.
*
(Software) 222 1,379
Pagseguro Digital, Ltd. - Class A (Financial Services) 453 4,539
Palladyne AI Corp.
*
(Machinery) 76 461
Palomar Holdings, Inc.
*
(Insurance) 67 8,007
Palvella Therapeutics, Inc.
*
(Biotechnology) 20 2,493
PAM Transportation Services, Inc.
*
(Ground
Transportation) 12 101
Pangaea Logistics Solutions, Ltd. (Marine
Transportation) 75 531

Schedule of Portfolio Investments :: March 31, 2026 (unaudited)
ProFund VP Small-Cap
Common Stocks, continued
Shares Value
Papa John's International, Inc. (Hotels, Restaurants &
Leisure) 83 $ 2,690
Par Pacific Holdings, Inc.
*
(Oil, Gas & Consumable
Fuels) 125 7,830
PAR Technology Corp.
*
(Electronic Equipment,
Instruments & Components) 101 1,346
Park Aerospace Corp. (Aerospace & Defense) 46 1,259
Park National Corp. (Banks) 37 6,048
Parke Bancorp, Inc.
*
(Banks) 25 710
Park-Ohio Holdings Corp.
*
(Machinery) 25 601
Pathward Financial, Inc. (Banks) 56 4,997
Patria Investments, Ltd. - Class A (Capital Markets) 167 2,104
Patrick Industries, Inc. (Automobile Components) 82 9,108
Patriot National Bancorp, Inc.
*
(Banking) 198 255
Patterson-UTI Energy, Inc. (Energy Equipment &
Services) 877 9,498
Payoneer Global, Inc.
*
(Financial Services) 704 3,400
Paysafe, Ltd.
*
(Financial Services) 79 538
Paysign, Inc.
*
(Financial Services) 89 525
PBF Energy, Inc. - Class A (Oil, Gas & Consumable
Fuels) 212 10,095
PC Connection, Inc. (Electronic Equipment, Instruments
& Components) 28 1,637
PCB Bancorp (Banks) 27 607
PDF Solutions, Inc.
*
(Semiconductors & Semiconductor
Equipment) 81 2,650
Peabody Energy Corp.
*
(Oil, Gas & Consumable Fuels) 309 10,182
Peakstone Realty Trust (Office REITs) 93 1,943
Peapack-Gladstone Financial Corp. (Banks) 40 1,408
Pebblebrook Hotel Trust (Hotel & Resort REITs) 284 3,587
Pediatrix Medical Group, Inc.
*
(Health Care Providers
& Services) 216 4,620
Peloton Interactive, Inc.
*
- Class A (Leisure Products) 1,001 4,294
Penguin Solutions, Inc.
*
(Semiconductors &
Semiconductor Equipment) 132 2,323
PennyMac Financial Services, Inc. (Financial Services) 74 6,468
PennyMac Mortgage Investment Trust (Mortgage
REITs) 221 2,577
Peoples Bancorp of North Carolina, Inc. (Banks) 11 431
Peoples Bancorp, Inc.
*
(Banks) 88 2,893
Peoples Financial Services Corp. (Banks) 24 1,280
Perdoceo Education Corp. (Diversified Consumer
Services) 163 6,065
Perella Weinberg Partners (Capital Markets) 165 2,996
Perimeter Solutions SA
*
(Chemicals) 352 8,596
Perma-Fix Environmental Services, Inc.
*
(Commercial
Services & Supplies) 44 470
Perpetua Resources Corp.
*
(Metals & Mining) 219 6,158
Personalis, Inc.
*
(Health Care Facilities & Services) 127 809
Perspective Therapeutics, Inc.
*
(Biotechnology) 157 655
Petco Health & Wellness Co., Inc.
*
(Specialty Retail) 220 612
Phathom Pharmaceuticals, Inc.
*
(Pharmaceuticals) 117 1,300
Phibro Animal Health Corp. - Class A (Pharmaceuticals) 52 2,876
Phillips Edison & Co., Inc. (Retail REITs) 319 11,936
Phinia, Inc. (Automobile Components) 96 6,570
Phoenix Education Partners, Inc.
*
(Diversified Consumer
Services) 13 409
Photronics, Inc.
*
(Semiconductors & Semiconductor
Equipment) 144 5,819
Phreesia, Inc.
*
(Health Care Technology) 147 1,232
Picard Medical, Inc.
*
(Health Care Equipment &
Supplies) 13 14
Piedmont Office Realty Trust, Inc. - Class A (Office
REITs) 314 2,063
Pioneer Bancorp, Inc.
*
(Banks) 28 390
Common Stocks, continued
Shares Value
Piper Sandler Cos (Institutional Financial Services) 177 $ 13,549
Pitney Bowes, Inc. (Commercial Services & Supplies) 408 4,508
PJT Partners, Inc. - Class A (Capital Markets) 58 8,104
Planet Labs PBC
*
- Class A (Professional Services) 685 19,145
Playstudios, Inc.
*
(Entertainment) 226 106
Playtika Holding, Corp.
*
(Entertainment Content) 142 395
Plexus Corp.
*
(Electronic Equipment, Instruments &
Components) 67 13,570
Plug Power, Inc.
*
(Electrical Equipment) 3,348 7,566
Plumas Bancorp
*
(Banks) 16 781
Polaris, Inc. (Leisure Products) 135 7,358
Ponce Financial Group, Inc.
*
(Banks) 50 836
Porch Group, Inc.
*
(Software) 221 1,585
Portillo's, Inc.
*
- Class A (Hotels, Restaurants & Leisure) 169 894
Portland General Electric Co. (Electric Utilities) 286 15,092
Postal Realty Trust, Inc. - Class A (Office REITs) 63 1,169
Powell Industries, Inc. (Electrical Equipment) 24 12,986
Power Integrations, Inc. (Semiconductors &
Semiconductor Equipment) 140 7,168
Power Solutions International, Inc.
*
(Machinery) 22 1,339
Powerfleet, Inc.
*
(Electronic Equipment, Instruments &
Components) 314 967
PRA Group, Inc.
*
(Consumer Finance) 98 1,715
Prairie Operating Co.
*
(Software) 86 175
Praxis Precision Medicines, Inc.
*
(Biotechnology) 65 20,941
Precigen, Inc.
*
(Biotechnology) 456 1,765
Preferred Bank (Banks) 30 2,721
Preformed Line Products Co.
*
(Electrical Equipment) 7 1,895
Prestige Consumer Healthcare, Inc.
*
(Pharmaceuticals) 121 7,172
PriceSmart, Inc. (Consumer Staples Distribution &
Retail) 65 9,782
Prime Medicine, Inc.
*
(Biotechnology) 260 905
PrimeEnergy Resources Corp.
*
(Oil, Gas & Consumable
Fuels) 1 233
Primis Financial Corp. (Banks) 53 704
Primoris Services Corp. (Construction & Engineering) 137 19,596
Princeton Bancorp, Inc. (Banks) 13 439
Priority Technology Holdings, Inc.
*
(Financial Services) 71 335
Privia Health Group, Inc.
*
(Health Care Providers &
Services) 294 6,048
ProAssurance Corp. (Insurance) 129 3,189
PROCEPT BioRobotics Corp.
*
(Health Care Equipment
& Supplies) 135 3,376
Pro-Dex, Inc.
*
(Medical Equipment & Devices) 5 246
Proficient Auto Logistics, Inc.
*
(Ground Transportation) 61 414
ProFrac Holding Corp.
*
- Class A (Energy Equipment &
Services) 73 453
PROG Holdings, Inc.
*
(Consumer Finance) 99 2,840
Progress Software Corp. (Software) 106 2,719
Progyny, Inc.
*
(Health Care Providers & Services) 190 3,226
ProPetro Holding Corp.
*
(Energy Equipment & Services) 248 3,574
Protagonist Therapeutics, Inc.
*
(Biotechnology) 147 15,493
Protalix BioTherapeutics, Inc.
*
(Biotech & Pharma) 185 401
Protara Therapeutics, Inc.
*
(Biotech & Pharma) 130 677
Prothena Corp. PLC
*
(Biotechnology) 111 1,079
Proto Labs, Inc.
*
(Machinery) 60 3,421
Provident Financial Services, Inc. (Banks) 326 6,898
PTC Therapeutics, Inc.
*
(Biotechnology) 199 13,558
Public Policy Holding Company, Inc.
*
(Commercial
Support Services) 11 144
PubMatic, Inc.
*
- Class A (Media) 97 793
Pulmonx Corp.
*
(Health Care Equipment & Supplies) 94 121
Pulse Biosciences, Inc.
*(a)
(Health Care Equipment &
Supplies) 45 972
Puma Biotechnology, Inc.
*
(Biotechnology) 109 697

March 31, 2026 (unaudited) :: Schedule of Portfolio Investments
ProFund VP Small-Cap
Common Stocks, continued
Shares Value
Pure Cycle Corp.
*
(Water Utilities) 53 $ 533
PureCycle Technologies, Inc.
*(a)
(Chemicals) 328 1,702
Q2 Holdings, Inc.
*
(Software) 157 7,426
QCR Holdings, Inc. (Banks) 41 3,503
Quad/Graphics, Inc. (Commercial Services & Supplies) 70 463
Quaker Chemical Corp. (Chemicals) 35 4,348
Qualys, Inc.
*
(Software) 91 7,994
Quanex Building Products Corp. (Building Products) 116 2,085
Quanterix Corp.
*
(Life Sciences Tools & Services) 105 370
Quantum Computing, Inc.
*(a)
(Software) 510 3,493
Quantum-Si, Inc.
*
(Life Sciences Tools & Services) 427 331
QuidelOrtho Corp.
*
(Health Care Equipment & Supplies) 171 2,810
QuinStreet, Inc.
*
(Interactive Media & Services) 138 1,657
Rackspace Technology, Inc.
*
(IT Services) 217 213
Radian Group, Inc. (Financial Services) 343 11,346
Radiant Logistics, Inc.
*
(Air Freight & Logistics) 92 649
RadNet, Inc.
*
(Health Care Providers & Services) 173 9,669
Ramaco Resources, Inc. - Class A (Metals & Mining) 105 1,623
Rambus, Inc.
*
(Semiconductors & Semiconductor
Equipment) 273 23,486
Ranger Bermuda Topco Ltd.
*
(Insurance) 7 76
Ranger Energy Services, Inc.
*
(Energy Equipment &
Services) 55 943
Ranpak Holdings Corp.
*
(Containers & Packaging) 119 425
Rapid7, Inc.
*
(Software) 165 909
Rapport Therapeutics, Inc.
*
(Pharmaceuticals) 74 2,315
Rayonier Advanced Materials, Inc.
*
(Chemicals) 163 1,804
RBB Bancorp (Banks) 41 876
RCI Hospitality Holdings, Inc. (Hotels, Restaurants &
Leisure) 18 411
RCM Technologies, Inc. (Technology Services) 12 230
RE/MAX Holdings, Inc.
*
- Class A (Real Estate
Management & Development) 46 265
Ready Capital Corp. (Mortgage REITs) 370 599
Recursion Pharmaceuticals, Inc.
*(a)
- Class A
(Biotechnology) 1,158 3,555
Red Cat Holdings, Inc.
*(a)
(Aerospace & Defense) 262 3,430
Red River Bancshares, Inc.
*
(Banks) 13 1,176
Red Rock Resorts, Inc.
*
- Class A (Hotels, Restaurants
& Leisure) 123 6,563
Red Violet, Inc.
*
(Software) 29 1,003
Redwire Corp.
*
(Aerospace & Defense) 268 2,278
Redwood Trust, Inc. (Mortgage REITs) 320 1,795
REGENXBIO, Inc.
*
(Biotechnology) 119 997
Regional Management Corp.
*
(Consumer Finance) 23 742
Relay Therapeutics, Inc.
*
(Biotechnology) 356 3,542
Remitly Global, Inc.
*
(Financial Services) 433 6,785
Renasant Corp. (Banks) 238 8,599
Repay Holdings Corp.
*
(Financial Services) 170 442
Replimune Group, Inc.
*
(Biotechnology) 181 1,385
ReposiTrak, Inc. (Software) 31 236
Republic Bancorp, Inc.
*
- Class A (Banks) 21 1,482
Reservoir Media, Inc.
*
(Entertainment) 51 499
Resideo Technologies, Inc.
*
(Building Products) 327 11,023
Resolute Holdings Management, Inc.
*
(Asset
Management) 11 1,785
Resources Connection, Inc. (Professional Services) 77 287
Revolve Group, Inc.
*
(Specialty Retail) 102 2,306
REX American Resources Corp.
*
(Oil, Gas &
Consumable Fuels) 73 3,327
Rezolute, Inc.
*
(Biotechnology) 183 558
Rezolve AI PLC
*(a)
(Software) 561 1,436
RGC Resources, Inc. (Gas Utilities) 21 463
Rhinebeck Bancorp, Inc.
*
(Banking) 11 170
Rhythm Pharmaceuticals, Inc.
*
(Biotechnology) 134 11,654
Common Stocks, continued
Shares Value
Ribbon Communications, Inc.
*
(Communications
Equipment) 237 $ 502
Richardson Electronics, Ltd.
*
(Electronic Equipment,
Instruments & Components) 31 339
Richmond Mutual BanCorp, Inc. (Banking) 21 285
Richtech Robotics, Inc.
*
(Machinery) 428 895
Rigel Pharmaceuticals, Inc.
*
(Biotechnology) 45 1,217
Rigetti Computing, Inc.
*
(Semiconductors &
Semiconductor Equipment) 826 11,597
Riley Exploration Permian, Inc. (Oil, Gas & Consumable
Fuels) 37 1,349
Rimini Street, Inc.
*
(Software) 123 403
Riot Platforms, Inc.
*
(Software) 882 10,902
Rithm Property Trust, Inc. (Mortgage REITs) 18 241
Riverview Bancorp, Inc.
*
(Banking) 51 281
RLJ Lodging Trust (Hotel & Resort REITs) 314 2,330
Rocket Pharmaceuticals, Inc.
*
(Biotechnology) 214 766
Rocky Brands, Inc. (Textiles, Apparel & Luxury Goods) 18 697
Rogers Corp.
*
(Electronic Equipment, Instruments &
Components) 46 4,937
Root, Inc.
*
- Class A (Insurance) 31 1,369
RPC, Inc. (Energy Equipment & Services) 226 1,600
Rumble, Inc.
*(a)
(Internet Media & Services) 270 1,377
Rush Enterprises, Inc. - Class A (Trading Companies &
Distributors) 154 10,181
Rush Enterprises, Inc. - Class B (Trading Companies &
Distributors) 22 1,416
Rush Street Interactive, Inc.
*
(Hotels, Restaurants &
Leisure) 231 5,024
RXO, Inc.
*
(Ground Transportation) 411 6,010
RxSight, Inc.
*
(Health Care Equipment & Supplies) 99 610
Ryerson Holding Corp. (Metals & Mining) 111 2,495
Ryman Hospitality Properties, Inc. (Hotel & Resort
REITs) 156 14,393
S&T Bancorp, Inc.
*
(Banks) 94 3,932
Sable Offshore Corp.
*
(Oil, Gas & Consumable Fuels) 315 5,204
Sabra Health Care REIT, Inc. (Health Care REITs) 630 12,115
Sabre Corp.
*
(Hotels, Restaurants & Leisure) 937 1,359
Safe Builders, Inc. (Marine Transportation) 130 823
Safehold, Inc. (Specialized REITs) 142 1,921
Safety Insurance Group, Inc. (Insurance) 37 2,688
Sally Beauty Holdings, Inc.
*
(Specialty Retail) 251 3,476
Sana Biotechnology, Inc.
*
(Biotechnology) 424 1,221
Sanara Medtech, Inc.
*
(Health Care Equipment &
Supplies) 8 137
SandRidge Energy, Inc. (Oil, Gas & Consumable Fuels) 80 1,305
Sanmina Corp.
*
(Electronic Equipment, Instruments &
Components) 135 17,501
SANUWAVE Health, Inc.
*
(Medical Equipment &
Devices) 19 329
Satellogic, Inc.
*
(Telecommunications) 210 1,142
Saul Centers, Inc. (Retail REITs) 31 1,010
Savara, Inc.
*
(Biotechnology) 370 2,020
Savers Value Village, Inc.
*
(Broadline Retail) 97 722
SB Financial Group, Inc.
*
(Banking) 14 294
SBC Medical Group Holdings, Inc.
*
(Health Care
Facilities & Services) 29 121
ScanSource, Inc.
*
(Electronic Equipment, Instruments &
Components) 55 1,997
Scholar Rock Holding Corp.
*
(Biotechnology) 221 10,864
Scholastic Corp.
(a)
(Media) 52 2,031
Schrodinger, Inc.
*
(Health Care Technology) 142 1,613
Scilex Holding Co.
*
(Biotech & Pharma) 6 38
Scorpio Tankers, Inc. (Oil, Gas & Consumable Fuels) 114 8,511
Seacoast Banking Corp. of Florida (Banks) 246 7,451

Schedule of Portfolio Investments :: March 31, 2026 (unaudited)
ProFund VP Small-Cap
Common Stocks, continued
Shares Value
SEACOR Marine Holdings, Inc.
*
(Energy Equipment &
Services) 55 $ 394
Seadrill, Ltd.
*
(Energy Equipment & Services) 159 7,235
Seaport Entertainment Group, Inc.
*
(Real Estate Owners
& Developers) 19 408
SeaWorld Entertainment, Inc.
*
(Hotels, Restaurants &
Leisure) 69 2,254
Security National Financial Corp.
*
- Class A (Specialty
Finance) 41 389
Select Energy Services, Inc. - Class A (Energy
Equipment & Services) 239 3,657
Select Medical Holdings Corp. (Health Care Providers
& Services) 272 4,431
Selective Insurance Group, Inc. (Insurance) 152 11,460
Selectquote, Inc.
*
(Insurance) 355 223
SELLAS Life Sciences Group, Inc.
*(a)
(Biotech &
Pharma) 434 1,836
SEMrush Holdings, Inc.
*
(Software) 119 1,421
Semtech Corp.
*
(Semiconductors & Semiconductor
Equipment) 235 18,069
Seneca Foods Corp.
*
- Class A (Food Products) 12 1,813
Sensient Technologies Corp. (Chemicals) 107 9,249
Septerna, Inc.
*
(Pharmaceuticals) 54 1,298
Serve Robotics, Inc.
*(a)
(Internet Media & Services) 166 1,401
Service Properties Trust (Hotel & Resort REITs) 397 538
ServisFirst Bancshares, Inc. (Banks) 130 9,468
Seven Hills Realty Trust (Mortgage REITs) 56 460
Sezzle, Inc.
*
(Financial Services) 41 2,595
SFL Corp., Ltd. (Oil, Gas & Consumable Fuels) 307 3,313
Shake Shack, Inc.
*
- Class A (Hotels, Restaurants &
Leisure) 98 8,670
Shenandoah Telecommunications Co. (Diversified
Telecommunication Services) 128 1,974
Shoals Technologies Group, Inc.
*
- Class A (Electrical
Equipment) 425 2,797
Shoe Carnival, Inc. (Specialty Retail) 46 717
Shore Bancshares, Inc. (Banks) 78 1,457
Shoulder Innovations, Inc.
*
(Health Care Equipment &
Supplies) 26 378
Shutterstock, Inc.
*(a)
(Interactive Media & Services) 62 1,030
SI-BONE, Inc.
*
(Health Care Equipment & Supplies) 97 1,225
Siebert Financial Corp.
*
(Asset Management) 36 69
Sierra Bancorp (Banks) 31 1,052
SIGA Technologies, Inc.
*
(Pharmaceuticals) 104 556
Sight Sciences, Inc.
*
(Health Care Equipment &
Supplies) 106 400
Signet Jewelers, Ltd. (Specialty Retail) 100 8,464
Sila Realty Trust, Inc. (Health Care REITs) 141 3,339
Silicon Laboratories, Inc.
*
(Semiconductors &
Semiconductor Equipment) 82 17,068
Silvaco Group, Inc.
*
(Software) 20 142
Silvercrest Asset Management Group, Inc. - Class A
(Capital Markets) 17 228
Simmons First National Corp. - Class A (Banks) 365 7,099
Simulations Plus, Inc. (Health Care Technology) 42 496
Sinclair, Inc.
*
(Media) 98 1,268
Sionna Therapeutics, Inc.
*
(Biotechnology) 41 1,644
SiriusPoint, Ltd.
*
(Insurance) 259 5,579
SITE Centers Corp. (Retail REITs) 127 686
SiTime Corp.
*
(Semiconductors & Semiconductor
Equipment) 57 19,685
Six Flags Entertainment Corp. (Hotels, Restaurants &
Leisure) 243 4,313
Skillsoft Corp.
*
(Software) 13 56
Common Stocks, continued
Shares Value
Sky Harbour Group Corp.
*
(Transportation
Infrastructure) 54 $ 520
Skyward Specialty Insurance Group, Inc.
*
(Insurance) 99 4,324
SkyWater Technology, Inc.
*
(Semiconductors &
Semiconductor Equipment) 90 2,467
SkyWest, Inc.
*
(Passenger Airlines) 102 9,367
SKYX Platforms Corp.
*
(Electrical Equipment) 227 254
SL Green Realty Corp. (Office REITs) 182 6,723
Sleep Number Corp.
*
(Specialty Retail) 46 83
Slide Insurance Holdings, Inc.
*
(Insurance) 179 3,222
SM Energy Co. (Oil, Gas & Consumable Fuels) 630 19,643
SmartFinancial, Inc.
*
(Banks) 38 1,485
Smartstop Self Storage REIT, Inc. (REITS & Real Estate
Management) 141 4,269
Smith & Wesson Brands, Inc. (Leisure Products) 112 1,605
Smith-Midland Corp.
*
(Construction Materials) 7 228
Solaris Energy Infrastructure, Inc. - Class A (Energy
Equipment & Services) 117 6,612
Soleno Therapeutics, Inc.
*
(Biotechnology) 127 4,252
Solesence, Inc.
*
(Household Products) 48 46
Solid Biosciences, Inc.
*
(Biotechnology) 149 1,073
Solid Power, Inc.
*
(Automobile Components) 445 1,335
Sonic Automotive, Inc. - Class A (Specialty Retail) 38 2,606
Sonida Senior Living, Inc.
*
(Health Care Providers &
Services) 14 452
Sonos, Inc.
*
(Household Durables) 302 4,047
Sound Financial Bancorp, Inc.
*
(Banking) 5 219
SoundHound AI, Inc.
*(a)
- Class A (Software) 979 6,726
SoundThinking, Inc.
*
(Software) 24 159
South Plains Financial, Inc. (Banks) 31 1,299
Southern California BanCorp (Banks) 57 1,010
Southern First Bancshares, Inc.
*
(Banks) 20 1,090
Southern Missouri Bancorp, Inc. (Banks) 24 1,535
Southland Holdings, Inc.
*
(Construction & Engineering) 32 42
Southside Bancshares, Inc. (Banks) 73 2,270
Southwest Gas Holdings, Inc. (Gas Utilities) 174 15,120
Spectrum Brands Holdings, Inc. (Household Products) 57 4,201
Sphere Entertainment Co.
*
(Entertainment) 69 8,100
Spire Global, Inc.
*
(Professional Services) 74 931
Spire, Inc. (Gas Utilities) 148 13,400
Spok Holdings, Inc. (Wireless Telecommunication
Services) 51 556
Sprinklr, Inc.
*
- Class A (Software) 290 1,740
Sprout Social, Inc.
*
- Class A (Software) 134 764
SPS Commerce, Inc.
*
(Software) 96 5,344
SPX Technologies, Inc.
*
(Machinery) 122 24,394
Spyre Therapeutics, Inc.
*
(Biotechnology) 174 8,777
SR Bancorp, Inc. (Banking) 18 304
SSR Mining, Inc. (Metals & Mining) 515 15,141
STAAR Surgical Co.
*
(Health Care Equipment &
Supplies) 87 1,627
Stagwell, Inc. (Media) 275 1,730
Standard BioTools, Inc.
*
(Life Sciences Tools &
Services) 727 668
Standard Motor Products, Inc. (Automobile
Components) 53 1,841
Standex International Corp. (Machinery) 30 7,646
Starz Entertainment Corp.
*
(Entertainment) 29 334
Stellar Bancorp, Inc. (Banks) 117 4,283
Stepan Co. (Chemicals) 54 2,699
StepStone Group, Inc. - Class A (Capital Markets) 176 8,399
Stereotaxis, Inc.
*
(Health Care Equipment & Supplies) 157 289
Sterling Infrastructure, Inc.
*
(Construction &
Engineering) 75 30,544

March 31, 2026 (unaudited) :: Schedule of Portfolio Investments
ProFund VP Small-Cap
Common Stocks, continued
Shares Value
Steven Madden, Ltd.
*
(Textiles, Apparel & Luxury
Goods) 181 $ 6,140
Stewart Information Services Corp. (Insurance) 76 4,680
Stitch Fix, Inc.
*
- Class A (Specialty Retail) 283 937
Stock Yards Bancorp, Inc. (Banks) 66 4,375
Stoke Therapeutics, Inc.
*
(Biotechnology) 124 4,037
StoneCo, Ltd.
*
(Financial Services) 635 8,966
StoneX Group, Inc.
*
(Capital Markets) 186 15,000
Strata Critical Medical, Inc.
*
- Class A (Passenger
Airlines) 175 732
Strategic Education, Inc. (Diversified Consumer
Services) 58 4,812
Strattec Security Corporation (Automobile Components) 10 783
Stratus Properties, Inc.
*
(Real Estate Management &
Development) 17 519
Strawberry Fields REIT, Inc. (Health Care REITs) 19 226
Stride, Inc.
*
(Diversified Consumer Services) 106 9,346
Strive, Inc.
*
(Capital Markets) 132 1,323
Sturm Ruger & Co., Inc. (Leisure Products) 35 1,403
Summit Hotel Properties, Inc. (Hotel & Resort REITs) 269 1,189
Summit Midstream Corp.
*
(Oil & Gas Producers) 22 665
Sun Country Airlines Holdings, Inc.
*
(Passenger
Airlines) 129 2,131
SunCoke Energy, Inc. (Metals & Mining) 215 1,400
SunOpta, Inc.
*
(Food Products) 242 1,568
Sunrise Realty Trust, Inc. (Mortgage REITs) 26 199
Sunrun, Inc.
*
(Electrical Equipment) 574 7,783
Sunstone Hotel Investors, Inc. (Hotel & Resort REITs) 460 4,145
Super Group SGHC, Ltd. (Hotels, Restaurants &
Leisure) 403 4,352
Superior Group of Cos., Inc. (Textiles, Apparel &
Luxury Goods) 28 284
Supernus Pharmaceuticals, Inc.
*
(Pharmaceuticals) 140 7,237
Surgery Partners, Inc.
*
(Health Care Providers &
Services) 195 2,324
Sweetgreen, Inc.
*
- Class A (Hotels, Restaurants &
Leisure) 262 1,360
SWK Holdings Corp.
*
(Financial Services) 8 136
Sylvamo Corp. (Paper & Forest Products) 84 3,548
Synaptics, Inc.
*
(Semiconductors & Semiconductor
Equipment) 98 6,864
Syndax Pharmaceuticals, Inc.
*
(Biotechnology) 218 5,092
T1 Energy, Inc.
*
(Electrical Equipment) 514 2,256
Tactile Systems Technology, Inc.
*
(Health Care
Equipment & Supplies) 56 1,463
Talkspace, Inc.
*
(Health Care Providers & Services) 361 1,868
Talos Energy, Inc.
*
(Oil, Gas & Consumable Fuels) 321 5,059
Tandem Diabetes Care, Inc.
*
(Health Care Equipment &
Supplies) 171 3,278
Tanger, Inc. (Retail REITs) 287 9,752
Tango Therapeutics, Inc.
*
(Biotechnology) 281 5,879
Target Hospitality Corp.
*
(Hotels, Restaurants & Leisure) 81 752
Tarsus Pharmaceuticals, Inc.
*
(Pharmaceuticals) 100 7,015
Taylor Morrison Home Corp.
*
(Household Durables) 243 14,152
Taysha Gene Therapies, Inc.
*
(Biotechnology) 558 2,494
Teads Holding Company
*
(Interactive Media & Services) 92 61
TechTarget, Inc.
*
(Media) 73 283
Tecnoglass, Inc. (Building Products) 69 3,074
Tectonic Therapeutic, Inc.
*
(Biotech & Pharma) 28 865
Teekay Corp.
*
(Transportation & Logistics) 135 1,648
Teekay Tankers, Ltd. - Class A (Transportation &
Logistics) 61 4,473
Tejon Ranch Co.
*
(Real Estate Management &
Development) 53 999
Teladoc Health, Inc.
*
(Health Care Technology) 450 2,453
Common Stocks, continued
Shares Value
Telephone and Data Systems, Inc. (Wireless
Telecommunication Services) 252 $ 10,609
Telos Corp.
*
(Software) 129 541
Tenable Holdings, Inc.
*
(Software) 300 5,075
Tennant Co. (Machinery) 46 3,054
Terawulf, Inc.
*
(Software) 783 11,299
Terex Corp. (Machinery) 283 16,725
Terns Pharmaceuticals, Inc.
*
(Pharmaceuticals) 242 12,758
Terreno Realty Corp. (Industrial REITs) 259 15,908
TETRA Technologies, Inc.
*
(Energy Equipment &
Services) 321 2,735
Tevogen Bio Holdings, Inc.
*
(Biotechnology) 2 9
Texas Capital Bancshares, Inc.
*
(Banks) 111 10,532
TG Therapeutics, Inc.
*
(Biotechnology) 367 12,192
The Andersons, Inc. (Consumer Staples Distribution &
Retail) 82 5,886
The Arena Group Holdings, Inc.
*
(Advertising &
Marketing) 33 72
The Baldwin Insurance Group, Inc.
*
(Insurance) 242 5,309
The Bancorp, Inc.
*
(Banks) 106 5,695
The Bank of NT Butterfield & Son, Ltd. (Banks) 105 5,510
The Beauty Health Co.
*
(Personal Care Products) 292 260
The Brink's Co. (Commercial Services & Supplies) 105 10,881
The Buckle, Inc. (Specialty Retail) 80 4,029
The Cheesecake Factory, Inc. (Hotels, Restaurants &
Leisure) 117 6,406
The Chefs' Warehouse, Inc.
*
(Consumer Staples
Distribution & Retail) 92 5,469
The Chemours Co. (Chemicals) 381 8,393
The E.W. Scripps Co.
*
- Class A (Media) 166 618
The Eastern Co. (Machinery) 15 304
The Ensign Group, Inc. (Health Care Providers &
Services) 142 28,613
The First Bancorp, Inc. (Banks) 27 757
The GEO Group, Inc. (Commercial Services & Supplies) 337 5,665
The Goodyear Tire & Rubber Co.
*
(Automobile
Components) 698 4,628
The Gorman-Rupp Co. (Machinery) 53 3,293
The Greenbrier Cos., Inc. (Machinery) 76 4,001
The Hackett Group, Inc. (IT Services) 62 807
The Hain Celestial Group, Inc.
*
(Food Products) 229 160
The Honest Co., Inc.
*
(Personal Care Products) 239 703
The Joint Corp.
*
(Health Care Providers & Services) 22 195
The Lovesac Co.
*
(Household Durables) 34 502
The Macerich Co. (Retail REITs) 651 12,303
The Manitowoc Co., Inc. (Machinery) 87 1,014
The Marcus Corp. (Entertainment) 58 996
The Oncology Institute, Inc.
*
(Health Care Facilities &
Services) 202 620
The Pennant Group, Inc.
*
(Health Care Providers &
Services) 86 2,621
The Real Brokerage, Inc.
*
(Real Estate Management &
Development) 357 893
The RealReal, Inc.
*
(Specialty Retail) 269 2,443
The RMR Group, Inc. - Class A (Real Estate
Management & Development) 40 619
The Simply Good Foods Co.
*
(Food Products) 217 3,114
The St. Joe Co.
*
(Real Estate Management &
Development) 96 6,029
The Vita Coco Co., Inc.
*
(Beverages) 120 5,749
The York Water Co.
*
(Water Utilities) 36 1,096
Theravance Biopharma, Inc.
*
(Pharmaceuticals) 97 1,574
Thermon Group Holdings, Inc.
*
(Electrical Equipment) 82 4,133
Third Coast Bancshares, Inc.
*
(Banks) 33 1,248
ThredUp, Inc.
*
- Class A (Specialty Retail) 253 830

Schedule of Portfolio Investments :: March 31, 2026 (unaudited)
ProFund VP Small-Cap
Common Stocks, continued
Shares Value
Thryv Holdings, Inc.
*
(Media) 82 $ 225
Tidewater, Inc.
*
(Energy Equipment & Services) 124 10,360
Timberland Bancorp, Inc. (Banks) 19 749
TimkenSteel Corp. (Metals & Mining) 92 1,503
Tiptree, Inc. (Insurance) 59 998
Titan America SA (Construction Materials) 61 914
Titan International, Inc.
*
(Machinery) 123 850
Titan Machinery, Inc.
*
(Trading Companies &
Distributors) 53 886
Tompkins Financial Corp. (Banks) 34 2,681
Tonix Pharmaceuticals Holding Corp.
*
(Biotech &
Pharma) 34 468
Tootsie Roll Industries, Inc. (Food Products) 47 2,024
Torrid Holdings, Inc.
*
(Specialty Retail) 85 151
TowneBank (Banks) 217 7,306
TPG RE Finance Trust, Inc. (Mortgage REITs) 181 1,414
Traeger, Inc.
*
(Home & Office Products) 3 78
Transcat, Inc.
*
(Trading Companies & Distributors) 23 1,689
Transcontinental Realty Investors, Inc.
*
(Real Estate
Management & Development) 3 105
TransMedics Group, Inc.
*
(Health Care Equipment &
Supplies) 85 8,450
Transocean, Ltd. (Energy Equipment & Services) 2,349 15,573
Travelzoo
*
(Internet Media & Services) 16 95
Travere Therapeutics, Inc.
*
(Biotechnology) 208 6,180
Treace Medical Concepts, Inc.
*
(Health Care Equipment
& Supplies) 122 163
Tredegar Corp.
*
(Metals & Mining) 67 533
Trevi Therapeutics, Inc.
*
(Pharmaceuticals) 242 2,887
Tri Pointe Homes, Inc.
*
(Household Durables) 214 10,000
TriCompany Bancshares (Banks) 77 3,661
TriMas Corp. (Containers & Packaging) 81 2,911
TriNet Group, Inc. (Professional Services) 76 2,769
Trinity Industries, Inc. (Machinery) 203 6,533
TripAdvisor, Inc.
*
(Interactive Media & Services) 289 3,081
TriSalus Life Sciences, Inc.
*
(Biotech & Pharma) 71 284
Triumph Financial, Inc.
*
(Banks) 57 3,401
Tronox Holdings PLC - Class A (Chemicals) 302 2,951
TruBridge, Inc.
*
(Software) 24 351
TrueBlue, Inc.
*
(Professional Services) 72 282
Trupanion, Inc.
*
(Insurance) 94 2,407
TrustCo Bank Corp. (Banks) 45 1,970
Trustmark Corp. (Banks) 139 5,857
TSS, Inc.
*
(Engineering & Construction) 56 729
TTEC Holdings, Inc. (Professional Services) 51 128
TTM Technologies, Inc.
*
(Electronic Equipment,
Instruments & Components) 259 25,232
Tucows, Inc.
*
- Class A (IT Services) 17 292
TuHURA Biosciences, Inc.
*(a)
(Biotech & Pharma) 109 195
Turning Point Brands, Inc. (Tobacco) 46 3,992
Turtle Beach Corp.
*
(Technology Hardware, Storage &
Peripherals) 39 395
Tutor Perini Corp. (Construction & Engineering) 113 8,722
Tvardi Therapeutics, Inc.
*
(Biotech & Pharma) 15 48
Twist Bioscience Corp.
*
(Biotechnology) 153 7,271
Two Harbors Investment Corp. (Mortgage REITs) 264 3,015
TXNM Energy, Inc. (Electric Utilities) 255 14,907
Tyra Biosciences, Inc.
*
(Biotechnology) 65 2,490
U.S. Physical Therapy, Inc. (Health Care Providers &
Services) 38 2,848
Udemy, Inc.
*
(Diversified Consumer Services) 238 1,100
UFP Industries, Inc. (Building Products) 147 13,542
UFP Technologies, Inc.
*
(Health Care Equipment &
Supplies) 19 3,678
Common Stocks, continued
Shares Value
Ultra Clean Holdings, Inc.
*
(Semiconductors &
Semiconductor Equipment) 113 $ 7,026
UMB Financial Corp. (Banks) 184 20,754
UMH Properties, Inc. (Residential REITs) 203 2,929
UniFirst Corp. (Commercial Services & Supplies) 37 9,309
Union Bankshares, Inc. (Banking) 9 219
Unisys Corp.
*
(IT Services) 169 350
United Bankshares, Inc. (Banks) 354 14,663
United Community Banks, Inc. (Banks) 310 9,762
United Fire Group, Inc. (Insurance) 53 1,964
United Natural Foods, Inc.
*
(Consumer Staples
Distribution & Retail) 152 6,849
United States Antimony Corp.
*(a)
(Metals & Mining) 301 2,628
United States Lime & Minerals, Inc. (Construction
Materials) 27 3,526
Uniti Group, Inc.
*
(Specialized REITs) 423 3,968
Unitil Corp. (Multi-Utilities) 45 2,351
Unity Bancorp, Inc. (Banks) 19 985
Universal Corp. (Tobacco) 61 3,215
Universal Health Realty Income Trust (Health Care
REITs) 33 1,336
Universal Insurance Holdings, Inc. (Insurance) 64 2,186
Universal Logistics Holdings, Inc. (Ground
Transportation) 17 359
Universal Technical Institute, Inc.
*
(Diversified
Consumer Services) 119 4,296
Univest Financial Corp. (Banks) 71 2,432
Upbound Group, Inc. (Specialty Retail) 133 2,401
Upstart Holdings, Inc.
*
(Consumer Finance) 218 5,592
Upstream Bio, Inc.
*
(Biotechnology) 83 747
Upwork, Inc.
*
(Professional Services) 311 3,409
Uranium Energy Corp.
*
(Oil, Gas & Consumable Fuels) 1,207 16,295
Urban Edge Properties (Retail REITs) 322 6,434
Urban Outfitters, Inc.
*
(Specialty Retail) 165 10,452
UroGen Pharma, Ltd.
*
(Biotechnology) 102 1,834
US Gold Corp.
*
(Metals & Mining) 34 516
US Goldmining, Inc.
*
(Metals & Mining) 7 81
USA Rare Earth, Inc.
*
(Metals & Mining) 466 7,053
USANA Health Sciences, Inc.
*
(Personal Care Products) 27 472
USCB Financial Holdings, Inc. (Banks) 30 556
Utah Medical Products, Inc. (Health Care Equipment &
Supplies) 8 496
Utz Brands, Inc. (Food Products) 186 1,473
V2X, Inc.
*
(Aerospace & Defense) 67 4,590
VAALCO Energy, Inc. (Oil, Gas & Consumable Fuels) 262 1,661
Valaris, Ltd.
*
(Energy Equipment & Services) 158 15,490
Valhi, Inc. (Chemicals) 6 86
Valley National Bancorp (Banks) 1,226 15,056
Value Line, Inc. (Capital Markets) 2 71
Vanda Pharmaceuticals, Inc.
*
(Biotechnology) 141 974
Varex Imaging Corp.
*
(Health Care Equipment &
Supplies) 106 1,125
Varonis Systems, Inc.
*
(Software) 294 6,312
Vaxcyte, Inc.
*
(Biotechnology) 314 18,246
Veeco Instruments, Inc.
*
(Semiconductors &
Semiconductor Equipment) 150 5,079
Velocity Financial, Inc.
*
(Financial Services) 29 525
Vera Therapeutics, Inc.
*
(Biotechnology) 156 6,276
Veracyte, Inc.
*
(Biotechnology) 198 6,378
Verastem, Inc.
*
(Biotechnology) 169 896
Verde Clean Fuels, Inc.
*
(Oil, Gas & Consumable Fuels) 11 19
Vericel Corp.
*
(Biotechnology) 127 4,086
Verra Mobility Corp.
*
(Professional Services) 404 5,773
Vertex, Inc.
*
- Class A (Software) 177 2,105
Vestis Corp. (Commercial Services & Supplies) 232 1,824

March 31, 2026 (unaudited) :: Schedule of Portfolio Investments
ProFund VP Small-Cap
Common Stocks, continued
Shares Value
Via Transportation, Inc.
*
(Software) 27 $ 405
Viad Corp.
*
(Commercial Services & Supplies) 54 1,978
Viant Technology, Inc.
*
- Class A (Software) 39 437
Viasat, Inc.
*
(Communications Equipment) 312 14,290
Viavi Solutions, Inc.
*
(Communications Equipment) 583 19,403
Vicor Corp.
*
(Electrical Equipment) 58 9,338
Victoria's Secret & Co.
*
(Specialty Retail) 175 8,113
Victory Capital Holdings, Inc. - Class A (Capital
Markets) 114 7,465
Viemed Healthcare, Inc.
*
(Health Care Providers &
Services) 85 783
Village Super Market, Inc. - Class A (Consumer Staples
Distribution & Retail) 23 971
Vir Biotechnology, Inc.
*
(Biotechnology) 236 2,115
Virco Mfg. Corp.
*
(Commercial Services & Supplies) 29 177
Virginia National Bankshares Corp. (Banks) 12 458
Viridian Therapeutics, Inc.
*
(Biotechnology) 206 4,029
Virtus Investment Partners, Inc. (Capital Markets) 16 2,150
Vishay Intertechnology, Inc. (Electronic Equipment,
Instruments & Components) 306 5,508
Vishay Precision Group, Inc.
*
(Electronic Equipment,
Instruments & Components) 30 1,303
Vistance Networks, Inc.
*
(Communications Equipment) 552 10,046
Visteon Corp. (Automobile Components) 69 6,287
Vital Farms, Inc.
*
(Food Products) 88 1,243
Vitesse Energy, Inc.
(a)
(Oil, Gas & Consumable Fuels) 75 1,362
Vivid Seats, Inc.
*
- Class A (Entertainment) 15 89
Vox Royalty Corp. (Metals & Mining) 150 786
Voyager Technologies, Inc.
*
(Aerospace & Defense) 121 2,830
Voyager Therapeutics, Inc.
*
(Biotechnology) 118 455
Vroom, Inc.
*
(Specialty Finance) 3 40
VSE Corp. (Commercial Services & Supplies) 68 12,539
VTEX
*
(Software) 136 544
Vuzix Corp.
*(a)
(Technology Hardware) 171 395
W&T Offshore, Inc.
*
(Oil, Gas & Consumable Fuels) 251 856
Wabash National Corp.
*
(Machinery) 100 862
WaFd, Inc. (Banks) 48 1,606
Waldencast PLC
*
- Class A (Personal Care Products) 122 116
Walker & Dunlop, Inc. (Financial Services) 83 3,684
Warby Parker, Inc.
*
- Class A (Specialty Retail) 251 5,289
Warrior Met Coal, Inc. (Metals & Mining) 132 12,296
Washington Federal, Inc. (Banks) 193 6,060
Waterstone Financial, Inc. (Financial Services) 38 685
Watts Water Technologies, Inc. - Class A (Machinery) 69 20,030
WaVe Life Sciences, Ltd.
*
(Pharmaceuticals) 353 2,559
Waystar Holding Corp.
*
(Health Care Technology) 278 6,703
WD-40 Co. (Household Products) 34 6,934
Wealthfront Corporation
*
(Asset Management) 89 823
Weave Communications, Inc.
*
(Software) 167 772
WEBTOON Entertainment, Inc.
*
(Interactive Media &
Services) 45 414
Webull Corporation
*
(Capital Markets) 701 3,365
Weis Markets, Inc. (Consumer Staples Distribution &
Retail) 35 2,394
Werner Enterprises, Inc. (Ground Transportation) 147 4,323
WesBanco, Inc. (Banks) 239 8,243
West Bancorp, Inc.
*
(Banks) 38 904
Westamerica Bancorp (Banks) 60 3,129
Western New England Bancorp, Inc. (Banking) 46 595
Westrock Coffee Co.
*
(Food Products) 93 395
Westwood Holdings Group, Inc.
*
(Asset Management) 19 313
Weyco Group, Inc. (Distributors) 15 481
Whitefiber, Inc.
*
(IT Services) 28 333
Whitestone REIT
*
(Retail REITs) 114 1,841
Willdan Group, Inc.
*
(Professional Services) 36 2,756
Common Stocks, continued
Shares Value
Willis Lease Finance Corp.
*
(Trading Companies &
Distributors) 7 $ 1,192
Winmark Corp. (Specialty Retail) 8 3,420
Winnebago Industries, Inc. (Automobiles) 69 2,138
WisdomTree, Inc. (Capital Markets) 313 4,557
WM Technology, Inc.
*
(Software) 227 149
Wolverine World Wide, Inc. (Textiles, Apparel & Luxury
Goods) 206 3,362
Workiva, Inc.
*
(Software) 128 7,633
World Acceptance Corp.
*
(Consumer Finance) 6 810
World Kinect Corp. (Oil, Gas & Consumable Fuels) 137 3,161
Worthington Enterprises, Inc. (Household Durables) 80 4,171
Worthington Steel, Inc. (Metals & Mining) 83 2,519
WSFS Financial Corp. (Banks) 135 8,837
XCF Global, Inc.
*
(Oil, Gas & Consumable Fuels) 124 45
Xencor, Inc.
*
(Biotechnology) 178 2,147
Xenia Hotels & Resorts, Inc. (Hotel & Resort REITs) 240 3,559
Xenon Pharmaceuticals, Inc.
*
(Biotech & Pharma) 218 12,677
Xeris Biopharma Holdings, Inc.
*
(Pharmaceuticals) 402 2,332
Xerox Holdings Corp.
(a)
(Technology Hardware, Storage
& Peripherals) 298 384
XOMA Royalty Corp.
*
(Biotechnology) 25 784
Xometry, Inc.
*
- Class A (Trading Companies &
Distributors) 111 4,533
XPEL, Inc.
*
(Automobile Components) 64 2,833
Xperi, Inc.
*
(Software) 115 644
Xponential Fitness, Inc.
*
- Class A (Hotels, Restaurants
& Leisure) 70 421
Yelp, Inc.
*
(Interactive Media & Services) 149 3,686
Yext, Inc.
*
(Software) 256 983
York Space Systems, Inc.
*
(Aerospace & Defense) 45 998
Zenas Biopharma, Inc.
*
(Biotechnology) 59 1,153
Zeta Global Holdings Corp.
*
- Class A (Software) 532 8,469
Zevia PBC
*
- Class A (Beverages) 140 164
Zevra Therapeutics, Inc.
*
(Pharmaceuticals) 141 1,314
Ziff Davis, Inc.
*
(Interactive Media & Services) 99 4,154
ZipRecruiter, Inc.
*
(Interactive Media & Services) 163 300
Zspace, Inc.
*
(Software) 27 3
Zumiez, Inc.
*
(Specialty Retail) 33 731
Zurn Elkay Water Solutions Corp. (Building Products) 380 17,038
Zymeworks, Inc.
*
(Biotechnology) 126 3,155
TOTAL COMMON STOCKS
  (Cost $4,762,208) 7,419,072
Rights ( 0.0% )
Cartesian Therapeutics, Inc.
*CVR
(Biotechnology) 445 –
Chinook Therapeutics
*CVR
(Biotechnology) 222 –
TOTAL RIGHTS
  (Cost $–) –
Trust ( 0.0% )
Interest Units Value
Ferroglobe Representation and Warranty
Insurance
*
(Metals & Mining) 250 $ –
TOTAL TRUST
(Cost $–) –

Schedule of Portfolio Investments :: March 31, 2026 (unaudited)
ProFund VP Small-Cap
Repurchase Agreements
(b)(c)
( 36.1% )
Principal
Amount Value
Repurchase Agreements with various counterparties,
rates 3.40%-3.54%, dated 3/31/26, due 4/1/26, total to
be received $4,292,419 $ 4,292,000 $ 4,292,000
TOTAL REPURCHASE AGREEMENTS
(Cost $4,292,000) 4,292,000
Collateral for Securities Loaned
(d)
( 0.6% )
Shares Value
Invesco Government & Agency Portfolio — Institutional
Shares,  3.67%
(e)
76,308 76,308
TOTAL COLLATERAL FOR SECURITIES
LOANED
  (Cost $76,308) 76,308
TOTAL INVESTMENT SECURITIES
  (Cost $9,224,920)— 99.9% 11,881,784
Net other assets (liabilities) —  0.1% 6,436
NET ASSETS — 100.0% $ 11,888,220
*
Non-income producing security.
(a)
All or part of this security was on loan as of March 31, 2026. The total value of securities on loan as of March 31, 2026 was $77,779.
(b)
A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At March 31, 2026, the aggregate amount held in a segregated account was $600,000.
(c)
The ProFund VP invests in Repurchase Agreements jointly with other funds in the
Trust.  See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(d)
Securities were purchased with cash collateral held from securities on loan at March
31, 2026.
(e)
Rate periodically changes. Rate disclosed is the daily yield as of March 31, 2026.
CVR
Contingent Value Rights
REIT
Real Estate Investment Trust
Futures Contracts Purchased
Number of
Contracts Expiration Date Notional Amount
Value and
Unrealized
Appreciation/
(Depreciation)
CME E-mini Russell 2000 Index Futures 4 6/22/26 $ 502,440 $ 986
Total Return Swap Agreements—Long
Underlying Instrument Counterparty
Termination
Date
(1)
Rate Paid
(Received)
(2)
Notional Amount
Value and
Unrealized
Appreciation/
(Depreciation)
Russell 2000 Index Goldman Sachs International 4/27/26 4.19% $ 2,718,547 $ 50,899
Russell 2000 Index UBS AG 4/27/26 4.34% 1,255,674 23,116
$3,974,221 $74,015
(1)
Agreements may be terminated at will by either party without penalty.  Payment is due at termination/maturity.
(2)
Reflects the floating financing rate, as of March 31, 2026, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.  This amount is included as part of the unrealized appreciation/(depreciation).
ProFund VP Small-Cap invested in the following industries as of March 31, 2026:
Value
% of Net
Assets
Advertising & Marketing $ 803 NM
Aerospace & Defense 138,454 1.2%
Air Freight & Logistics 7,016 0.1%
Apparel & Textile Products 1,806 NM
Asset Management 6,792 0.1%
Automobile Components 99,611 0.8%
Automobiles 2,186 NM
Automotive 9,289 0.1%
Banking 15,940 0.1%
Banks 709,532 6.0%
Beverages 8,628 0.1%
Biotech & Pharma 33,357 0.3%
Biotechnology 678,930 5.7%
Broadline Retail 5,044 NM
Building Products 86,136 0.7%
Cable & Satellite 859 NM
Value
% of Net
Assets
Capital Markets $ 99,701 0.8%
Chemicals 126,809 1.1%
Commercial Services & Supplies 122,371 1.0%
Commercial Support Services 2,316 NM
Communications Equipment 88,895 0.7%
Construction & Engineering 207,268 1.7%
Construction Materials 16,507 0.1%
Consumer Finance 67,574 0.6%
Consumer Staples Distribution & Retail 39,523 0.3%
Containers & Packaging 15,987 0.1%
Distributors 5,173 NM
Diversified Consumer Services 83,889 0.7%
Diversified Telecommunication Services 29,800 0.3%
Electric Utilities 67,918 0.6%
Electrical Equipment 217,735 1.8%
Electronic Equipment, Instruments & Components 273,901 2.4%
Energy Equipment & Services 191,164 1.6%

March 31, 2026 (unaudited) :: Schedule of Portfolio Investments
ProFund VP Small-Cap
Value
% of Net
Assets
Engineering & Construction $ 2,391 NM
Entertainment 39,958 0.3%
Entertainment Content 703 NM
Equity REIT - Diversified 38,934 0.3%
Financial Services 147,534 1.2%
Food Products 45,502 0.3%
Forestry, Paper & Wood Products 780 NM
Gas & Water Utilities 12,054 0.1%
Gas Utilities 69,037 0.6%
Ground Transportation 23,690 0.2%
Health Care Equipment & Supplies 162,948 1.4%
Health Care Facilities & Services 4,964 NM
Health Care Providers & Services 217,374 1.8%
Health Care REITs 79,033 0.7%
Health Care Technology 16,509 0.1%
Home & Office Products 78 NM
Hotel & Resort REITs 42,339 0.4%
Hotels, Restaurants & Leisure 109,268 0.9%
Household Durables 120,514 1.1%
Household Products 20,227 0.2%
Independent Power/Renewable Electricity Producers 17,431 0.1%
Industrial REITs 27,014 0.2%
Institutional Financial Services 20,048 0.2%
Insurance 134,061 1.1%
Interactive Media & Services 27,291 0.2%
Internet Media & Services 4,195 NM
IT Services 64,370 0.5%
Leisure Facilities & Services 2,681 NM
Leisure Products 31,674 0.3%
Life Sciences Tools & Services 20,029 0.2%
Machinery 281,378 2.4%
Marine Transportation 19,123 0.2%
Media 64,152 0.6%
Medical Equipment & Devices 13,746 0.1%
Metals & Mining 206,477 1.8%
Mortgage REITs 61,924 0.5%
Multi-Utilities 34,233 0.3%
Office REITs 31,634 0.3%
Oil & Gas Producers 5,228 NM
Oil & Gas Services & Equipment 5,414 NM
Oil, Gas & Consumable Fuels 285,509 2.5%
Paper & Forest Products 4,109 NM
Passenger Airlines 31,342 0.3%
Personal Care Products 14,865 0.1%
Pharmaceuticals 162,497 1.4%
Prime Broker Cash 94,404 0.8%
Professional Services 98,659 0.8%
Real Estate Management & Development 42,383 0.3%
Real Estate Owners & Developers 508 NM
Real Estate Services 7,476 0.1%
Value
% of Net
Assets
REITS & Real Estate Management $ 4,269 NM
Renewable Energy 6,159 0.1%
Residential REITs 20,137 0.2%
Retail - Discretionary 776 NM
Retail REITs 88,660 0.7%
Semiconductors 722 NM
Semiconductors & Semiconductor Equipment 253,177 2.1%
Software 319,975 2.9%
Specialized REITs 24,147 0.2%
Specialty Finance 3,027 NM
Specialty Retail 140,304 1.3%
Steel 581 NM
Technology Hardware 5,153 NM
Technology Hardware, Storage & Peripherals 40,988 0.3%
Technology Services 3,714 NM
Telecommunications 9,577 0.1%
Textiles, Apparel & Luxury Goods 36,905 0.3%
Tobacco 7,295 0.1%
Trading Companies & Distributors 73,495 0.6%
Transportation & Logistics 7,532 0.1%
Transportation Infrastructure 520 NM
Water Utilities 25,441 0.2%
Wholesale - Discretionary 359 NM
Wireless Telecommunication Services 11,957 0.1%
Other
**
4,374,744 36.8%
Total $ 11,888,220 100.0%
**
Includes any non-equity securities and other net assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM
Not meaningful, amount is less than 0.05%
REIT
Real Estate Investment Trust

Schedule of Portfolio Investments :: March 31, 2026 (unaudited)
ProFund VP Small-Cap Growth
Common Stocks (99.8%)
Shares Value
A10 Networks, Inc. (Software) 941 $ 21,756
AAR Corp.
*
(Aerospace & Defense) 779 85,270
ACADIA Pharmaceuticals, Inc.
*
(Biotechnology) 2,497 55,583
Acadian Asset Management, Inc. (Capital Markets) 526 28,625
ACI Worldwide, Inc.
*
(Software) 1,357 55,651
ACM Research, Inc.
*
- Class A (Semiconductors &
Semiconductor Equipment) 1,063 41,829
Acushnet Holdings Corp. (Leisure Products) 549 51,321
Adamas Trust, Inc. (Mortgage REITs) 1,674 12,321
Addus HomeCare Corp.
*
(Health Care Providers &
Services) 241 22,570
Adeia, Inc. (Software) 2,184 52,482
ADMA Biologics, Inc.
*
(Biotechnology) 4,746 42,761
ADT, Inc. (Diversified Consumer Services) 3,342 21,957
Adtalem Global Education, Inc.
*
(Diversified Consumer
Services) 688 79,292
Agilysys, Inc.
*
(Software) 508 36,139
Air Lease Corp. (Trading Companies & Distributors) 1,197 77,734
Alarm.com Holdings, Inc.
*
(Software) 577 24,921
Alkermes PLC
*
(Biotechnology) 3,293 116,441
American Eagle Outfitters, Inc. (Specialty Retail) 1,320 22,044
American States Water Co. (Water Utilities) 501 37,885
Ameris Bancorp (Banks) 730 56,932
AMERISAFE, Inc. (Insurance) 174 5,799
Amneal Pharmaceuticals, Inc.
*
(Biotech & Pharma) 2,030 25,233
Amphastar Pharmaceuticals, Inc.
*
(Pharmaceuticals) 366 7,170
ANI Pharmaceuticals, Inc.
*
(Pharmaceuticals) 360 27,684
Apellis Pharmaceuticals, Inc.
*
(Biotechnology) 2,044 82,230
Archrock, Inc. (Energy Equipment & Services) 3,497 121,696
Arcosa, Inc. (Construction & Engineering) 626 66,444
Arcus Biosciences, Inc.
*
(Biotechnology) 1,064 22,982
Argan, Inc. (Construction & Engineering) 277 150,868
Arlo Technologies, Inc.
*
(Electronic Equipment,
Instruments & Components) 2,113 30,068
ARMOUR Residential REIT, Inc. (Mortgage REITs) 2,231 37,220
Armstrong World Industries, Inc. (Building Products) 861 141,892
Artisan Partners Asset Management, Inc. - Class A
(Capital Markets) 759 27,620
Artivion, Inc.
*
(Health Care Equipment & Supplies) 840 30,761
Assured Guaranty, Ltd. (Insurance) 449 36,585
Astec Industries, Inc. (Machinery) 220 11,845
Avista Corp. (Multi-Utilities) 763 30,627
Axcelis Technologies, Inc.
*
(Semiconductors &
Semiconductor Equipment) 391 36,394
Axos Financial, Inc.
*
(Banks) 1,130 96,151
Azenta, Inc.
*
(Life Sciences Tools & Services) 490 10,354
AZZ, Inc. (Building Products) 595 74,452
Badger Meter, Inc. (Electronic Equipment, Instruments
& Components) 587 89,429
Balchem Corp. (Chemicals) 380 64,402
BancFirst Corp. (Banks) 262 28,427
BankUnited, Inc. (Banks) 695 31,386
BGC Group, Inc. - Class A (Capital Markets) 4,272 41,780
BioLife Solutions, Inc.
*
(Life Sciences Tools & Services) 388 7,403
BJ's Restaurants, Inc.
*
(Hotels, Restaurants & Leisure) 190 6,669
BlackLine, Inc.
*
(Software) 997 36,889
Boot Barn Holdings, Inc.
*
(Specialty Retail) 606 88,694
Box, Inc.
*
- Class A (Software) 1,856 43,876
Brady Corp. - Class A (Commercial Services &
Supplies) 871 70,760
BrightSpring Health Services, Inc.
*
(Health Care
Providers & Services) 2,640 112,489
Brinker International, Inc. (Hotels, Restaurants &
Leisure) 869 124,066
Cactus, Inc. - Class A (Energy Equipment & Services) 865 40,975
California Water Service Group (Water Utilities) 570 25,844
Calix, Inc.
*
(Communications Equipment) 1,202 58,886
Common Stocks, continued
Shares Value
Callaway Brands Corp.
*
(Leisure Products) 1,783 $ 24,748
Cal-Maine Foods, Inc. (Food Products) 894 70,760
Cargurus, Inc.
*
(Interactive Media & Services) 810 27,581
Casella Waste Systems, Inc.
*
- Class A (Commercial
Services & Supplies) 1,246 98,858
Catalyst Pharmaceuticals, Inc.
*
(Biotechnology) 2,305 57,072
Cavco Industries, Inc.
*
(Household Durables) 155 75,065
Centerspace (Residential REITs) 160 9,192
Century Aluminum Co.
*
(Metals & Mining) 647 37,972
Certara, Inc.
*
(Health Care Technology) 1,212 6,908
Champion Homes, Inc.
*
(Household Durables) 507 37,706
Chesapeake Utilities Corp. (Gas Utilities) 284 35,889
Cinemark Holdings, Inc. (Entertainment) 1,255 35,793
City Holding Co. (Banks) 199 23,784
Cleanspark, Inc.
*
(Software) 2,957 25,164
Clear Secure, Inc. - Class A (Software) 1,769 85,637
Clearway Energy, Inc. - Class A (Independent Power/
Renewable Electricity Producers) 690 27,027
Clearway Energy, Inc. - Class C (Independent Power/
Renewable Electricity Producers) 1,693 66,518
Cogent Communications Holdings, Inc. (Diversified
Telecommunication Services) 511 9,627
Cohen & Steers, Inc. (Capital Markets) 253 15,825
Collegium Pharmaceutical, Inc.
*
(Pharmaceuticals) 630 20,834
Community Financial System, Inc. (Banks) 535 31,378
Comstock Resources, Inc.
*
(Oil, Gas & Consumable
Fuels) 915 19,288
Concentra Group Holdings Parent, Inc. (Health Care
Providers & Services) 1,188 25,483
Corcept Therapeutics, Inc.
*
(Pharmaceuticals) 1,867 75,259
CorVel Corp.
*
(Health Care Providers & Services) 385 21,040
CSG Systems International, Inc. (Professional Services) 538 43,008
CSW Industrials, Inc. (Building Products) 191 49,771
CTS Corp. (Electronic Equipment, Instruments &
Components) 256 12,227
Curbline Properties Corp.
*
(Retail REITs) 1,933 49,852
Customers Bancorp, Inc.
*
(Banks) 312 21,656
CVR Energy, Inc.
*
(Oil, Gas & Consumable Fuels) 290 9,759
Cytek Biosciences, Inc.
*
(Life Sciences Tools &
Services) 1,424 6,223
Dana, Inc. (Automobile Components) 1,098 36,948
DiamondRock Hospitality Co. (Hotel & Resort REITs) 1,988 18,628
Digi International, Inc.
*
(Communications Equipment) 750 36,150
DigitalOcean Holdings, Inc.
*
(IT Services) 1,581 135,618
Donnelley Financial Solutions, Inc.
*
(Capital Markets) 239 11,266
Dorman Products, Inc.
*
(Automobile Components) 554 57,815
DoubleVerify Holdings, Inc.
*
(Software) 1,572 14,934
DXP Enterprises, Inc.
*
(Trading Companies &
Distributors) 254 35,491
Element Solutions, Inc. (Chemicals) 2,269 77,464
Ellington Financial, Inc. (Mortgage REITs) 2,485 29,447
Enact Holdings, Inc. (Financial Services) 318 12,978
Enerpac Tool Group Corp. (Machinery) 631 23,013
Enova International, Inc.
*
(Consumer Finance) 492 66,828
Enpro, Inc. (Machinery) 419 105,022
Enviri Corp. (Commercial Services & Supplies) 1,608 31,549
ePlus, Inc. (Electronic Equipment, Instruments &
Components) 329 24,757
ESCO Technologies, Inc. (Machinery) 516 145,187
Essential Properties Realty Trust, Inc. (Equity REIT
- Diversified) 2,804 85,129
Etsy, Inc.
*
(Broadline Retail) 1,968 98,361
EVERTEC, Inc. (Financial Services) 1,276 36,009
Everus Construction Group, Inc.
*
(Construction &
Engineering) 1,018 120,185
Extreme Networks, Inc.
*
(Communications Equipment) 1,740 26,239
EZCORP, Inc.
*
- Class A (Consumer Finance) 1,171 29,720

March 31, 2026 (unaudited) :: Schedule of Portfolio Investments
ProFund VP Small-Cap Growth
Common Stocks, continued
Shares Value
FB Financial Corp. (Banks) 355 $ 18,439
Federal Signal Corp. (Machinery) 1,212 131,066
First Bancorp (Banks) 1,799 38,427
First Bancorp (Banks) 365 20,568
FormFactor, Inc.
*
(Semiconductors & Semiconductor
Equipment) 1,546 149,948
Four Corners Property Trust, Inc. (Specialized REITs) 1,029 24,336
Franklin Electric Co., Inc. (Machinery) 419 38,619
Freshpet, Inc.
*
(Retail - Discretionary) 613 36,142
Frontdoor, Inc.
*
(Diversified Consumer Services) 1,438 76,013
Gates Industrial Corp. PLC
*
(Machinery) 2,734 61,816
Gentherm, Inc.
*
(Automobile Components) 268 7,445
Getty Realty Corp. (Retail REITs) 548 17,426
Glaukos Corp.
*
(Health Care Equipment & Supplies) 791 85,158
Gogo, Inc.
*
(Wireless Telecommunication Services) 1,547 6,219
Goosehead Insurance, Inc.
*
- Class A (Insurance) 339 14,462
Granite Construction, Inc. (Construction & Engineering) 868 104,056
Green Brick Partners, Inc.
*
(Household Durables) 348 22,429
Griffon Corp. (Building Products) 460 33,433
HA Sustainable Infrastructure Capital, Inc. (Financial
Services) 1,096 40,278
Harmony Biosciences Holdings, Inc.
*
(Pharmaceuticals) 793 22,212
Hawkins, Inc. (Chemicals) 280 43,008
Hayward Holdings, Inc.
*
(Building Products) 1,909 25,542
HCI Group, Inc. (Insurance) 215 33,241
Healthcare Services Group, Inc.
*
(Commercial Services
& Supplies) 1,405 26,063
HealthStream, Inc. (Health Care Technology) 240 4,970
Helmerich & Payne, Inc. (Energy Equipment &
Services) 977 35,201
Hertz Global Holdings, Inc.
*(a)
(Ground Transportation) 1,714 7,902
Horace Mann Educators Corp. (Insurance) 421 17,968
ICU Medical, Inc.
*
(Health Care Equipment & Supplies) 237 30,609
Impinj, Inc.
*
(Semiconductors & Semiconductor
Equipment) 536 55,047
Independent Bank Corp. (Banks) 424 31,889
Indivior Pharmaceuticals, Inc.
*
(Pharmaceuticals) 2,490 75,895
Ingevity Corp.
*
(Chemicals) 408 29,062
Innovex International, Inc.
*
(Energy Equipment &
Services) 322 7,854
Innoviva, Inc.
*
(Pharmaceuticals) 836 19,479
Inspire Medical Systems, Inc.
*
(Health Care Equipment
& Supplies) 518 26,718
Installed Building Products, Inc. (Household Durables) 451 119,582
Interface, Inc. (Commercial Services & Supplies) 652 16,248
International Seaways, Inc. (Oil, Gas & Consumable
Fuels) 808 58,886
Interparfums, Inc. (Personal Care Products) 208 18,895
Iridium Communications, Inc. (Diversified
Telecommunication Services) 1,276 35,396
Itron, Inc.
*
(Electronic Equipment, Instruments &
Components) 584 52,344
JBG SMITH Properties (Office REITs) 707 10,329
John Bean Technologies Corp. (Machinery) 1,037 132,601
Kadant, Inc. (Machinery) 120 35,082
Kinetik Holdings, Inc. (Oil, Gas & Consumable Fuels) 434 21,010
Knowles Corp.
*
(Electronic Equipment, Instruments &
Components) 965 24,781
Kodiak Gas Services, Inc. (Energy Equipment &
Services) 1,658 96,695
Kontoor Brands, Inc.
*
(Textiles, Apparel & Luxury
Goods) 550 38,660
Krystal Biotech, Inc.
*
(Biotechnology) 514 132,777
Lakeland Financial Corp. (Banks) 242 13,886
Common Stocks, continued
Shares Value
Laureate Education, Inc.
*
- CLASS A (Diversified
Consumer Services) 2,674 $ 93,161
Legalzoom.com, Inc.
*
(Commercial Support Services) 1,792 10,161
LeMaitre Vascular, Inc. (Health Care Equipment &
Supplies) 415 45,306
Life Time Group Holdings, Inc.
*
(Hotels, Restaurants &
Leisure) 2,185 58,864
Life360, Inc.
*
(Software) 1,564 63,842
Ligand Pharmaceuticals, Inc.
*
(Pharmaceuticals) 392 78,263
Liquidity Services, Inc.
*
(Commercial Services
&
Supplies) 469 14,337
LiveRamp Holdings, Inc.
*
(Software) 1,259 33,389
LTC Properties, Inc. (Health Care REITs) 569 21,144
Lumen Technologies, Inc. (Diversified
Telecommunication Services) 8,467 58,846
LXP Industrial Trust (Industrial REITs) 624 28,866
Lyft, Inc.
*
- Class A (Internet Media & Services) 7,939 105,589
Mack-Cali Realty Corp. (Residential REITs) 729 13,756
Madison Square Garden Sports Corp.
*
(Entertainment) 360 115,704
MARA Holdings, Inc.
*(a)
(Software) 4,146 33,831
MarketAxess Holdings, Inc. (Capital Markets) 399 65,827
Materion Corp. (Metals & Mining) 228 32,980
MaxLinear, Inc.
*
(Semiconductors & Semiconductor
Equipment) 697 12,121
Mercury General Corp. (Insurance) 530 46,720
Mercury Systems, Inc.
*
(Aerospace & Defense) 1,054 76,847
Merit Medical Systems, Inc.
*
(Health Care Equipment &
Supplies) 745 51,353
MGE Energy, Inc. (Electric Utilities) 365 28,211
Middlesex Water Co. (Water Utilities) 198 10,306
Millrose Properties, Inc. (Specialized REITs) 1,814 50,792
Mirion Technologies, Inc.
*
(Electronic Equipment,
Instruments & Components) 4,879 90,701
Moelis & Co. - Class A (Capital Markets) 842 47,994
Monarch Casino & Resort, Inc. (Hotels, Restaurants &
Leisure) 242 23,135
Mueller Water Products, Inc. - Class A (Machinery) 2,027 55,722
MYR Group, Inc.
*
(Construction & Engineering) 310 87,519
N-able, Inc.
*
(Software) 757 3,535
Napco Security Technologies, Inc. (Electronic
Equipment, Instruments & Components) 469 18,474
National Beverage Corp.
*
(Beverages) 234 7,874
National HealthCare Corp. (Health Care Providers &
Services) 248 39,606
National Presto Industries, Inc.
*
(Aerospace & Defense) 106 14,528
National Vision Holdings, Inc.
*
(Specialty Retail) 1,582 40,974
NCR Atleos Corp.
*
(Financial Services) 914 39,832
NeoGenomics, Inc.
*
(Health Care Providers & Services) 1,495 11,093
NetScout Systems, Inc.
*
(Communications Equipment) 725 23,048
NexPoint Residential Trust, Inc. (Residential REITs) 201 5,025
NMI Holdings, Inc.
*
- Class A (Financial Services) 1,517 56,903
Noble Corp. PLC
*
(Energy Equipment & Services) 1,329 65,214
Northwest Natural Holding Co. (Gas Utilities) 438 23,310
Oceaneering International, Inc.
*
(Energy Equipment &
Services) 1,173 41,606
OFG Bancorp (Banks) 379 15,334
OneSpaWorld Holdings, Ltd. (Diversified Consumer
Services) 2,033 46,657
OPENLANE, Inc.
*
(Commercial Services & Supplies) 2,119 61,769
OSI Systems, Inc.
*
(Electronic Equipment, Instruments
& Components) 310 82,308
Otter Tail Corp. (Electric Utilities) 375 32,914
Outfront Media, Inc. (Specialized REITs) 1,973 52,284
Pacira BioSciences, Inc.
*
(Pharmaceuticals) 820 18,532
Palomar Holdings, Inc.
*
(Insurance) 528 63,097

Schedule of Portfolio Investments :: March 31, 2026 (unaudited)
ProFund VP Small-Cap Growth
Common Stocks, continued
Shares Value
Papa John's International, Inc. (Hotels, Restaurants &
Leisure) 308 $ 9,982
Par Pacific Holdings, Inc.
*
(Oil, Gas & Consumable
Fuels) 481 30,130
Park National Corp. (Banks) 158 25,825
Pathward Financial, Inc. (Banks) 433 38,637
Patrick Industries, Inc. (Automobile Components) 299 33,210
Payoneer Global, Inc.
*
(Financial Services) 3,799 18,349
PDF Solutions, Inc.
*
(Semiconductors & Semiconductor
Equipment) 638 20,869
Pediatrix Medical Group, Inc.
*
(Health Care Providers
& Services) 1,679 35,914
Penguin Solutions, Inc.
*
(Semiconductors &
Semiconductor Equipment) 467 8,219
PennyMac Mortgage Investment Trust (Mortgage
REITs) 1,734 20,218
Perdoceo Education Corp. (Diversified Consumer
Services) 784 29,173
Phibro Animal Health Corp. - Class A (Pharmaceuticals) 410 22,677
Phillips Edison & Co., Inc. (Retail REITs) 1,455 54,447
Piper Sandler Cos (Institutional Financial Services) 728 55,728
Pitney Bowes, Inc. (Commercial Services & Supplies) 1,386 15,315
PJT Partners, Inc. - Class A (Capital Markets) 484 67,624
Plexus Corp.
*
(Electronic Equipment, Instruments &
Components) 236 47,799
Powell Industries, Inc. (Electrical Equipment) 189 102,264
Preferred Bank (Banks) 227 20,587
PriceSmart, Inc. (Consumer Staples Distribution &
Retail) 503 75,701
Primoris Services Corp. (Construction & Engineering) 1,079 154,339
Privia Health Group, Inc.
*
(Health Care Providers &
Services) 2,305 47,414
ProAssurance Corp. (Insurance) 522 12,904
Progress Software Corp. (Software) 571 14,646
Progyny, Inc.
*
(Health Care Providers & Services) 1,599 27,151
Protagonist Therapeutics, Inc.
*
(Biotechnology) 1,171 123,424
Proto Labs, Inc.
*
(Machinery) 472 26,913
PTC Therapeutics, Inc.
*
(Biotechnology) 1,602 109,144
Q2 Holdings, Inc.
*
(Software) 784 37,083
Qorvo, Inc.
*
(Semiconductors & Semiconductor
Equipment) 1,061 82,121
QuinStreet, Inc.
*
(Interactive Media & Services) 726 8,719
Radian Group, Inc. (Financial Services) 1,351 44,691
RadNet, Inc.
*
(Health Care Providers & Services) 890 49,742
Ralliant Corp.
*
(Electrical Equipment) 1,169 48,619
Red Rock Resorts, Inc.
*
- Class A (Hotels, Restaurants
& Leisure) 969 51,706
Resideo Technologies, Inc.
*
(Building Products) 1,539 51,880
REX American Resources Corp.
*
(Oil, Gas &
Consumable Fuels) 389 17,727
Reynolds Consumer Products, Inc. (Household Products) 490 10,378
RingCentral, Inc. - Class A (Software) 893 33,211
Ryman Hospitality Properties, Inc. (Hotel & Resort
REITs) 1,256 115,892
Safety Insurance Group, Inc. (Insurance) 152 11,041
Sanmina Corp.
*
(Electronic Equipment, Instruments &
Components) 1,090 141,308
Sarepta Therapeutics, Inc.
*
(Biotechnology) 1,274 27,722
Saul Centers, Inc. (Retail REITs) 139 4,529
Schrodinger, Inc.
*
(Health Care Technology) 1,117 12,689
Seacoast Banking Corp. of Florida (Banks) 908 27,503
Sealed Air Corp. (Containers & Packaging) 1,763 74,134
SeaWorld Entertainment, Inc.
*
(Hotels, Restaurants &
Leisure) 289 9,439
Common Stocks, continued
Shares Value
Semtech Corp.
*
(Semiconductors & Semiconductor
Equipment) 1,292 $ 99,342
Sensient Technologies Corp. (Chemicals) 848 73,301
ServisFirst Bancshares, Inc. (Banks) 501 36,488
Sezzle, Inc.
*
(Financial Services) 342 21,645
Shake Shack, Inc.
*
- Class A (Hotels, Restaurants &
Leisure) 803 71,041
SiriusPoint, Ltd.
*
(Insurance) 2,073 44,652
Six Flags Entertainment Corp. (Hotels, Restaurants &
Leisure) 909 16,135
SkyWest, Inc.
*
(Passenger Airlines) 495 45,456
SolarEdge Technologies, Inc.
*
(Semiconductors &
Semiconductor Equipment) 704 35,939
Sonos, Inc.
*
(Household Durables) 2,409 32,281
Sphere Entertainment Co.
*
(Entertainment) 531 62,339
Sprinklr, Inc.
*
- Class A (Software) 2,464 14,784
SPS Commerce, Inc.
*
(Software) 451 25,107
STAAR Surgical Co.
*
(Health Care Equipment &
Supplies) 515 9,631
Standex International Corp. (Machinery) 242 61,676
Stellar Bancorp, Inc. (Banks) 400 14,644
StepStone Group, Inc. - Class A (Capital Markets) 1,471 70,197
Steven Madden, Ltd.
*
(Textiles, Apparel & Luxury
Goods) 812 27,543
StoneX Group, Inc.
*
(Capital Markets) 1,397 112,669
Sunrun, Inc.
*
(Electrical Equipment) 4,623 62,688
Supernus Pharmaceuticals, Inc.
*
(Pharmaceuticals) 789 40,783
Tandem Diabetes Care, Inc.
*
(Health Care Equipment &
Supplies) 757 14,512
Tanger, Inc. (Retail REITs) 1,515 51,480
Tennant Co. (Machinery) 156 10,358
Teradata Corp.
*
(Software) 1,059 27,142
Terreno Realty Corp. (Industrial REITs) 1,455 89,366
TG Therapeutics, Inc.
*
(Biotechnology) 2,711 90,059
The Bancorp, Inc.
*
(Banks) 845 45,402
The Buckle, Inc. (Specialty Retail) 361 18,180
The Cheesecake Factory, Inc. (Hotels, Restaurants &
Leisure) 484 26,499
The Chefs' Warehouse, Inc.
*
(Consumer Staples
Distribution & Retail) 722 42,923
The Macerich Co. (Retail REITs) 2,656 50,198
The St. Joe Co.
*
(Real Estate Management &
Development) 795 49,926
The Vita Coco Co., Inc.
*
(Beverages) 876 41,969
Tidewater, Inc.
*
(Energy Equipment & Services) 920 76,866
Tootsie Roll Industries, Inc. (Food Products) 404 17,250
TransMedics Group, Inc.
*
(Health Care Equipment &
Supplies) 681 67,698
TripAdvisor, Inc.
*
(Interactive Media & Services) 2,281 24,315
Trupanion, Inc.
*
(Insurance) 445 11,396
TrustCo Bank Corp. (Banks) 155 6,786
Trustmark Corp. (Banks) 576 24,273
U.S. Physical Therapy, Inc. (Health Care Providers &
Services) 143 10,719
UFP Technologies, Inc.
*
(Health Care Equipment &
Supplies) 154 29,814
UniFirst Corp. (Commercial Services & Supplies) 119 29,939
United Fire Group, Inc. (Insurance) 215 7,968
Uniti Group, Inc.
*
(Specialized REITs) 3,574 33,524
Universal Health Realty Income Trust (Health Care
REITs) 151 6,111
Upwork, Inc.
*
(Professional Services) 2,604 28,540
Urban Edge Properties (Retail REITs) 1,205 24,076
Urban Outfitters, Inc.
*
(Specialty Retail) 1,074 68,038

March 31, 2026 (unaudited) :: Schedule of Portfolio Investments
ProFund VP Small-Cap Growth
Common Stocks, continued
Shares Value
Veeco Instruments, Inc.
*
(Semiconductors &
Semiconductor Equipment) 613 $ 20,756
Veracyte, Inc.
*
(Biotechnology) 1,577 50,795
Vericel Corp.
*
(Biotechnology) 1,009 32,460
Verra Mobility Corp.
*
(Professional Services) 3,181 45,456
Viasat, Inc.
*
(Communications Equipment) 2,709 124,072
Viavi Solutions, Inc.
*
(Communications Equipment) 4,616 153,621
Victory Capital Holdings, Inc. - Class A (Capital
Markets) 615 40,270
Vir Biotechnology, Inc.
*
(Biotechnology) 922 8,261
Virtu Financial, Inc. - Class A (Capital Markets) 1,592 70,016
Vital Farms, Inc.
*
(Food Products) 740 10,449
VSE Corp. (Commercial Services & Supplies) 574 105,846
Warrior Met Coal, Inc. (Metals & Mining) 450 41,918
Waystar Holding Corp.
*
(Health Care Technology) 2,290 55,213
WD-40 Co. (Household Products) 159 32,427
Westamerica Bancorp (Banks) 212 11,056
Whitestone REIT
*
(Retail REITs) 447 7,219
WillScot Mobile Mini Holdings Corp.
*
(Biotech &
Pharma) 1,886 32,741
Winmark Corp. (Specialty Retail) 34 14,537
WisdomTree, Inc. (Capital Markets) 2,290 33,342
World Acceptance Corp.
*
(Consumer Finance) 38 5,132
Worthington Enterprises, Inc. (Household Durables) 287 14,964
WSFS Financial Corp. (Banks) 564 36,919
Xenia Hotels & Resorts, Inc. (Hotel & Resort REITs) 868 12,872
XPEL, Inc.
*
(Automobile Components) 502 22,219
Yelp, Inc.
*
(Interactive Media & Services) 676 16,724
ZoomInfo Technologies, Inc.
*
(Interactive Media &
Services) 3,104 18,562
Zurn Elkay Water Solutions Corp. (Building Products) 2,961 132,771
TOTAL COMMON STOCKS
  (Cost $11,522,095) 15,013,545
Repurchase Agreements
(b)
( 0.1% )
Principal
Amount Value
Repurchase Agreements with various counterparties,
rates 3.40%-3.54%, dated 3/31/26, due 4/1/26, total to
be received $14,001 $ 14,000 14,000
TOTAL REPURCHASE AGREEMENTS
(Cost $14,000) 14,000
Collateral for Securities Loaned
(c)
( 0.3% )
Shares Value
Invesco Government & Agency Portfolio — Institutional
Shares,  3.67%
(d)
38,846 38,846
TOTAL COLLATERAL FOR SECURITIES
LOANED
  (Cost $38,846) 38,846
TOTAL INVESTMENT SECURITIES
  (Cost $11,574,941)— 100.2% 15,066,391
Net other assets (liabilities) —  (0.2)% (32,262)
NET ASSETS — 100.0% $ 15,034,129
*
Non-income producing security.
(a)
All or part of this security was on loan as of March 31, 2026. The total value of securities on loan as of March 31, 2026 was $39,244.
(b)
The ProFund VP invests in Repurchase Agreements jointly with other funds in the
Trust.  See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(c)
Securities were purchased with cash collateral held from securities on loan at March
31, 2026.
(d)
Rate periodically changes. Rate disclosed is the daily yield as of March 31, 2026.
REIT
Real Estate Investment Trust
ProFund VP Small-Cap Growth invested in the following industries as of March 31,
2026:
Value
% of Net
Assets
Aerospace & Defense $ 176,645 1.2%
Automobile Components 157,637 1.0%
Banks 716,377 4.8%
Beverages 49,843 0.3%
Biotech & Pharma 57,974 0.4%
Biotechnology 951,711 6.3%
Broadline Retail 98,361 0.7%
Building Products 509,741 3.4%
Capital Markets 633,055 4.2%
Chemicals 287,237 1.9%
Commercial Services & Supplies 470,684 3.1%
Commercial Support Services 10,161 0.1%
Communications Equipment 422,016 2.8%
Construction & Engineering 683,411 4.4%
Consumer Finance 101,680 0.7%
Consumer Staples Distribution & Retail 118,624 0.8%
Containers & Packaging 74,134 0.5%
Diversified Consumer Services 346,253 2.3%
Diversified Telecommunication Services 103,869 0.7%
Electric Utilities 61,125 0.4%
Electrical Equipment 213,571 1.4%
Electronic Equipment, Instruments & Components 614,196 4.1%
Energy Equipment & Services 486,107 3.3%
Entertainment 213,836 1.5%
Equity REIT - Diversified 85,129 0.6%
Financial Services 270,685 1.8%
Food Products 98,459 0.7%
Gas Utilities 59,199 0.4%
Ground Transportation 7,902 0.1%
Health Care Equipment & Supplies 391,560 2.6%
Health Care Providers & Services 403,221 2.7%
Health Care REITs 27,255 0.2%
Health Care Technology 79,780 0.5%
Hotel & Resort REITs 147,392 1.0%
Hotels, Restaurants & Leisure 397,536 2.7%
Household Durables 302,027 2.0%
Household Products 42,805 0.3%
Independent Power/Renewable Electricity Producers 93,545 0.6%
Industrial REITs 118,232 0.8%
Institutional Financial Services 55,728 0.4%
Insurance 305,833 2.0%
Interactive Media & Services 95,901 0.6%
Internet Media & Services 105,589 0.7%

Schedule of Portfolio Investments :: March 31, 2026 (unaudited)
ProFund VP Small-Cap Growth
Value
% of Net
Assets
IT Services $ 135,618 0.9%
Leisure Products 76,069 0.5%
Life Sciences Tools & Services 23,980 0.2%
Machinery 838,920 5.5%
Metals & Mining 112,870 0.8%
Mortgage REITs 99,206 0.7%
Multi-Utilities 30,627 0.2%
Office REITs 10,329 0.1%
Oil, Gas & Consumable Fuels 156,800 1.0%
Passenger Airlines 45,456 0.3%
Personal Care Products 18,895 0.1%
Pharmaceuticals 408,788 2.7%
Professional Services 117,004 0.8%
Real Estate Management & Development 49,926 0.4%
Residential REITs 27,973 0.2%
Retail - Discretionary 36,142 0.2%
Retail REITs 259,227 1.6%
Semiconductors & Semiconductor Equipment 562,585 3.7%
Software 684,019 4.5%
Specialized REITs 160,936 1.0%
Specialty Retail 252,467 1.7%
Textiles, Apparel & Luxury Goods 66,203 0.4%
Trading Companies & Distributors 113,225 0.8%
Water Utilities 74,035 0.5%
Wireless Telecommunication Services 6,219 NM
Other
**
20,584 0.2%
Total $ 15,034,129 100.0%
**
Includes any non-equity securities and other net assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM
Not meaningful, amount is less than 0.05%
REIT
Real Estate Investment Trust

March 31, 2026 (unaudited) :: Schedule of Portfolio Investments
ProFund VP Small-Cap Value
Common Stocks (99.9%)
Shares Value
A10 Networks, Inc. (Software) 613 $ 14,173
ABM Industries, Inc. (Commercial Services & Supplies) 1,479 56,971
Academy Sports & Outdoors, Inc. (Specialty Retail) 1,678 94,723
Acadia Healthcare Company, Inc.
*
(Health Care
Providers & Services) 2,324 54,358
Acadia Realty Trust
*
(Retail REITs) 3,301 63,114
ACI Worldwide, Inc.
*
(Software) 885 36,293
AdaptHealth Corp.
*
(Health Care Providers & Services) 2,703 32,166
Addus HomeCare Corp.
*
(Health Care Providers &
Services) 157 14,703
Adient PLC (Automobile Components) 1,974 39,895
ADT, Inc. (Diversified Consumer Services) 8,575 56,338
Advance Auto Parts, Inc. (Specialty Retail) 1,512 79,758
Air Lease Corp. (Trading Companies & Distributors) 1,141 74,097
Alamo Group, Inc. (Machinery) 272 44,872
Alarm.com Holdings, Inc.
*
(Software) 529 22,848
Albany International Corp. (Machinery) 723 37,748
Allegiant Travel Co.
*
(Passenger Airlines) 338 27,392
Alpha and Omega Semiconductor, Ltd.
*
(Semiconductors
& Semiconductor Equipment) 622 13,784
Alpha Metallurgical Resources, Inc.
*
(Metals & Mining) 272 55,833
Amentum Holdings, Inc.
*
(Technology Services) 3,872 100,982
American Assets Trust, Inc. (Equity REIT - Diversified) 1,192 21,945
American Axle & Manufacturing Holdings, Inc.
*
(Automobile Components) 5,943 35,242
American Eagle Outfitters, Inc. (Specialty Retail) 2,303 38,460
American States Water Co. (Water Utilities) 340 25,711
American Woodmark Corp.
*
(Building Products) 365 14,538
Ameris Bancorp (Banks) 695 54,203
AMERISAFE, Inc. (Insurance) 258 8,599
AMN Healthcare Services, Inc.
*
(Health Care Providers
& Services) 968 17,753
Amneal Pharmaceuticals, Inc.
*
(Biotech & Pharma) 1,710 21,255
Amphastar Pharmaceuticals, Inc.
*
(Pharmaceuticals) 428 8,385
Apogee Enterprises, Inc. (Building Products) 542 18,179
Apollo Commercial Real Estate Finance, Inc. (Mortgage
REITs) 3,306 34,911
Apple Hospitality REIT, Inc. (Hotel & Resort REITs) 5,541 63,776
Arbor Realty Trust, Inc.
(a)
(Mortgage REITs) 4,929 38,003
ArcBest Corp. (Ground Transportation) 564 55,475
Arcosa, Inc. (Construction & Engineering) 444 47,126
Arcus Biosciences, Inc.
*
(Biotechnology) 791 17,086
Artisan Partners Asset Management, Inc. - Class A
(Capital Markets) 817 29,731
Asbury Automotive Group, Inc.
*
(Specialty Retail) 489 95,555
ASGN, Inc.
*
(IT Services) 1,075 41,613
Assured Guaranty, Ltd. (Insurance) 523 42,614
Astec Industries, Inc. (Machinery) 301 16,206
Astrana Health, Inc.
*
(Health Care Providers & Services) 1,086 26,629
Atlantic Union Bankshares Corp. (Banks) 3,571 127,627
Atlas Energy Solutions, Inc. (Energy Equipment &
Services) 1,938 25,427
Avanos Medical, Inc.
*
(Health Care Equipment &
Supplies) 1,168 16,364
Avista Corp. (Multi-Utilities) 1,084 43,512
Axcelis Technologies, Inc.
*
(Semiconductors &
Semiconductor Equipment) 279 25,969
Azenta, Inc.
*
(Life Sciences Tools & Services) 413 8,727
Balchem Corp. (Chemicals) 333 56,437
Banc of California, Inc. (Banks) 3,383 59,473
BancFirst Corp. (Banks) 196 21,266
Bank of Hawaii Corp. (Banks) 1,001 74,324
BankUnited, Inc. (Banks) 987 44,573
Banner Corp. (Banks) 860 52,185
Beacon Financial Corporation (Banks) 2,113 63,390
Benchmark Electronics, Inc. (Electronic Equipment,
Instruments & Components) 901 50,510
Common Stocks, continued
Shares Value
BGC Group, Inc. - Class A (Capital Markets) 3,750 $ 36,675
BioLife Solutions, Inc.
*
(Life Sciences Tools & Services) 491 9,368
BJ's Restaurants, Inc.
*
(Hotels, Restaurants & Leisure) 293 10,284
Blackstone Mortgage Trust, Inc. - Class A (Mortgage
REITs) 3,995 76,505
Boise Cascade Co. (Trading Companies & Distributors) 936 70,996
Box, Inc.
*
- Class A (Software) 1,263 29,856
Bread Financial Holdings, Inc. (Consumer Finance) 1,110 83,128
Bristow Group, Inc.
*
(Energy Equipment & Services) 634 29,728
Cable One, Inc. (Media) 117 10,672
Cactus, Inc. - Class A (Energy Equipment & Services) 642 30,412
Caesars Entertainment, Inc.
*
(Hotels, Restaurants &
Leisure) 5,143 135,930
California Resources Corp. (Oil, Gas & Consumable
Fuels) 1,980 137,056
California Water Service Group (Water Utilities) 782 35,456
Callaway Brands Corp.
*
(Leisure Products) 1,267 17,586
Capitol Federal Financial, Inc. (Banks) 3,007 21,440
Cargurus, Inc.
*
(Interactive Media & Services) 1,023 34,833
CarMax, Inc.
*
(Specialty Retail) 3,572 148,523
Carter's, Inc. (Textiles, Apparel & Luxury Goods) 921 32,935
Cathay General Bancorp (Banks) 1,691 84,313
Celanese Corp. (Chemicals) 2,760 181,526
Centerspace (Residential REITs) 220 12,639
Central Garden & Pet Co.
*
(Household Products) 206 7,575
Central Garden & Pet Co.
*
- Class A (Household
Products) 1,286 41,692
Central Pacific Financial Corp. (Banks) 665 21,253
Century Aluminum Co.
*
(Metals & Mining) 522 30,636
Century Communities, Inc. (Household Durables) 636 36,494
Certara, Inc.
*
(Health Care Technology) 1,472 8,390
Champion Homes, Inc.
*
(Household Durables) 753 56,001
Chesapeake Utilities Corp. (Gas Utilities) 239 30,202
Cinemark Holdings, Inc. (Entertainment) 1,014 28,919
City Holding Co. (Banks) 113 13,506
Cleanspark, Inc.
*
(Software) 2,703 23,003
Cogent Communications Holdings, Inc. (Diversified
Telecommunication Services) 550 10,362
Cohen & Steers, Inc. (Capital Markets) 373 23,331
Cohu, Inc.
*
(Semiconductors & Semiconductor
Equipment) 1,175 35,979
Community Financial System, Inc. (Banks) 650 38,123
Comstock Resources, Inc.
*
(Oil, Gas & Consumable
Fuels) 837 17,644
Concentra Group Holdings Parent, Inc. (Health Care
Providers & Services) 1,504 32,261
CONMED Corp. (Health Care Equipment & Supplies) 781 27,616
Core Laboratories, Inc. (Energy Equipment & Services) 1,171 19,661
Core Natural Resources, Inc. (Oil, Gas & Consumable
Fuels) 1,291 135,206
CoreCivic, Inc.
*
(Commercial Services & Supplies) 2,521 47,672
Corsair Gaming, Inc.
*
(Technology Hardware, Storage &
Peripherals) 1,178 6,538
CorVel Corp.
*
(Health Care Providers & Services) 300 16,395
Cracker Barrel Old Country Store, Inc.
(a)
(Hotels,
Restaurants & Leisure) 563 15,826
Crescent Energy Co. - Class A (Oil, Gas & Consumable
Fuels) 6,121 82,634
CSW Industrials, Inc. (Building Products) 175 45,602
CTS Corp. (Electronic Equipment, Instruments &
Components) 408 19,486
Cushman & Wakefield Ltd.
*
(Real Estate Services) 5,836 71,549
Customers Bancorp, Inc.
*
(Banks) 407 28,250
CVB Financial Corp. (Banks) 3,211 62,261
CVR Energy, Inc.
*
(Oil, Gas & Consumable Fuels) 394 13,258
Cytek Biosciences, Inc.
*
(Life Sciences Tools &
Services) 967 4,226

Schedule of Portfolio Investments :: March 31, 2026 (unaudited)
ProFund VP Small-Cap Value
Common Stocks, continued
Shares Value
Dana, Inc. (Automobile Components) 1,443 $ 48,557
Deluxe Corp. (Commercial Services & Supplies) 1,134 31,230
DiamondRock Hospitality Co. (Hotel & Resort REITs) 2,618 24,531
Dime Community Bancshares, Inc. (Banks) 1,027 34,733
Diodes, Inc.
*
(Semiconductors & Semiconductor
Equipment) 1,154 78,772
DNOW, Inc.
*
(Trading Companies & Distributors) 4,675 55,679
Donnelley Financial Solutions, Inc.
*
(Capital Markets) 366 17,253
Dorian LPG, Ltd.
*
(Oil, Gas & Consumable Fuels) 928 31,738
DoubleVerify Holdings, Inc.
*
(Software) 1,381 13,120
Douglas Emmett, Inc. (Office REITs) 4,218 39,734
Dream Finders Homes, Inc.
*
- Class A (Household
Durables) 724 10,078
DXC Technology Co.
*
(IT Services) 4,277 53,762
Eagle Bancorp, Inc. (Banks) 697 17,334
Easterly Government Properties, Inc. (Office REITs) 1,100 23,573
Eastman Chemical Co. (Chemicals) 2,876 219,497
Edgewell Personal Care Co. (Personal Care Products) 1,176 25,096
Element Solutions, Inc. (Chemicals) 2,865 97,811
Embecta Corp. (Health Care Equipment & Supplies) 1,490 13,172
Employers Holdings, Inc. (Insurance) 566 23,285
Enact Holdings, Inc. (Financial Services) 326 13,304
Encore Capital Group, Inc.
*
(Consumer Finance) 563 39,478
Energizer Holdings, Inc. (Household Products) 1,535 25,205
Enerpac Tool Group Corp. (Machinery) 532 19,402
Enovis Corp.
*
(Health Care Equipment & Supplies) 1,441 32,783
Enphase Energy, Inc.
*
(Semiconductors &
Semiconductor Equipment) 3,297 124,659
ePlus, Inc. (Electronic Equipment, Instruments &
Components) 245 18,436
Essential Properties Realty Trust, Inc. (Equity REIT
- Diversified) 1,744 52,948
Ethan Allen Interiors, Inc. (Household Durables) 583 12,978
eXp World Holdings, Inc. (Real Estate Management &
Development) 2,278 13,645
Extreme Networks, Inc.
*
(Communications Equipment) 1,183 17,840
FB Financial Corp. (Banks) 570 29,606
First Bancorp (Banks) 1,645 35,137
First Bancorp (Banks) 586 33,021
First Commonwealth Financial Corp. (Banks) 2,582 45,392
First Financial Bancorp
*
(Banks) 2,607 72,683
First Hawaiian, Inc. (Banks) 3,091 76,162
First Interstate BancSystem, Inc. - Class A (Banks) 2,217 74,048
FMC Corp. (Chemicals) 3,147 54,191
Fortrea Holdings, Inc.
*
(Life Sciences Tools & Services) 2,327 21,920
Forward Air Corp.
*
(Air Freight & Logistics) 559 9,341
Four Corners Property Trust, Inc. (Specialized REITs) 1,468 34,718
Fox Factory Holding Corp.
*
(Automobile Components) 1,052 17,316
Franklin BSP Realty Trust, Inc. (Mortgage REITs) 2,052 17,421
Franklin Electric Co., Inc. (Machinery) 434 40,002
Fresh Del Monte Produce, Inc. (Food Products) 830 33,416
Freshpet, Inc.
*
(Retail - Discretionary) 454 26,768
Fulton Financial Corp. (Banks) 4,831 98,263
Gates Industrial Corp. PLC
*
(Machinery) 2,940 66,473
Gentherm, Inc.
*
(Automobile Components) 430 11,945
Genworth Financial, Inc.
*
- Class A (Insurance) 10,062 81,704
Getty Realty Corp. (Retail REITs) 693 22,037
Gibraltar Industries, Inc.
*
(Building Products) 745 29,703
G-III Apparel Group, Ltd.
*
(Textiles, Apparel & Luxury
Goods) 938 25,983
Glaukos Corp.
*
(Health Care Equipment & Supplies) 447 48,124
Global Net Lease, Inc. (Equity REIT - Diversified) 4,967 46,491
Golden Entertainment, Inc.
*
ARS (Hotels, Restaurants
& Leisure) 493 13,158
Goosehead Insurance, Inc.
*
- Class A (Insurance) 202 8,617
Common Stocks, continued
Shares Value
Green Brick Partners, Inc.
*
(Household Durables) 328 $ 21,140
Grid Dynamics Holdings, Inc.
*
(IT Services) 1,664 9,485
Griffon Corp. (Building Products) 403 29,290
Grocery Outlet Holding Corp.
*
(Consumer Staples
Distribution & Retail) 2,470 17,414
Group 1 Automotive, Inc. (Specialty Retail) 298 98,528
H.B. Fuller Co. (Chemicals) 1,369 84,440
H2O America
*
(Water Utilities) 944 55,384
HA Sustainable Infrastructure Capital, Inc. (Financial
Services) 1,834 67,400
Hanmi Financial Corp. (Banks) 747 19,691
Harmonic, Inc.
*
(Communications Equipment) 2,826 25,377
Hawaiian Electric Industries, Inc.
*
(Electric Utilities) 4,348 64,525
Hawkins, Inc. (Chemicals) 175 26,880
Hayward Holdings, Inc.
*
(Building Products) 2,614 34,975
HealthStream, Inc. (Health Care Technology) 293 6,068
Heartland Express, Inc. (Ground Transportation) 1,150 11,960
Helix Energy Solutions Group, Inc.
*
(Energy Equipment
& Services) 3,444 34,061
Helmerich & Payne, Inc. (Energy Equipment &
Services) 1,283 46,226
Heritage Financial Corp. (Banks) 1,035 26,910
Hertz Global Holdings, Inc.
*(a)
(Ground Transportation) 970 4,472
Highwoods Properties, Inc. (Office REITs) 2,772 59,349
Hilltop Holdings, Inc.
*
(Banks) 1,049 37,575
HNI Corp. (Commercial Services & Supplies) 1,747 58,333
Hope Bancorp, Inc. (Banks) 3,230 36,079
Horace Mann Educators Corp. (Insurance) 491 20,956
Hub Group, Inc.
*
- Class A (Air Freight & Logistics) 1,527 55,033
IAC, Inc.
*
(Interactive Media & Services) 1,640 65,649
Ichor Holdings, Ltd.
*
(Semiconductors & Semiconductor
Equipment) 868 40,457
ICU Medical, Inc.
*
(Health Care Equipment & Supplies) 323 41,715
Independent Bank Corp. (Banks) 711 53,474
Ingevity Corp.
*
(Chemicals) 388 27,637
Innospec, Inc. (Chemicals) 623 45,491
Innovative Industrial Properties, Inc. (Industrial REITs) 706 35,413
Innovex International, Inc.
*
(Energy Equipment &
Services) 564 13,756
Innoviva, Inc.
*
(Pharmaceuticals) 733 17,079
Insight Enterprises, Inc.
*
(Electronic Equipment,
Instruments & Components) 782 52,402
Insperity, Inc. (Professional Services) 905 24,471
Insteel Industries, Inc. (Building Products) 487 16,368
Integer Holdings Corp.
*
(Health Care Equipment &
Supplies) 884 77,793
Integra LifeSciences Holdings Corp.
*
(Health Care
Equipment & Supplies) 1,686 15,882
Interface, Inc. (Commercial Services & Supplies) 649 16,173
Interparfums, Inc. (Personal Care Products) 200 18,168
Iridium Communications, Inc. (Diversified
Telecommunication Services) 1,031 28,600
Itron, Inc.
*
(Electronic Equipment, Instruments &
Components) 415 37,196
J & J Snack Foods Corp. (Food Products) 382 30,281
Jackson Financial, Inc. - Class A (Financial Services) 1,783 188,499
JBG SMITH Properties (Office REITs) 597 8,722
JetBlue Airways Corp.
*
(Passenger Airlines) 7,456 32,956
John B. Sanfilippo & Son, Inc.
*
(Food Products) 230 18,246
John Wiley & Sons, Inc. - Class A (Media) 1,015 38,672
Kadant, Inc. (Machinery) 146 42,683
Kaiser Aluminum Corp. (Metals & Mining) 403 48,566
Kemper Corp. (Insurance) 1,481 45,259
Kennametal, Inc. (Machinery) 1,919 69,334

March 31, 2026 (unaudited) :: Schedule of Portfolio Investments
ProFund VP Small-Cap Value
Common Stocks, continued
Shares Value
Kennedy-Wilson Holdings, Inc. (Real Estate
Management & Development) 3,022 $ 32,698
Kinetik Holdings, Inc. (Oil, Gas & Consumable Fuels) 596 28,852
Knowles Corp.
*
(Electronic Equipment, Instruments &
Components) 922 23,677
Kohl's Corp. (Broadline Retail) 2,825 36,443
Kontoor Brands, Inc.
*
(Textiles, Apparel & Luxury
Goods) 594 41,751
Koppers Holdings, Inc. (Chemicals) 493 19,069
Korn Ferry (Professional Services) 1,315 82,779
Kulicke & Soffa Industries, Inc. (Semiconductors &
Semiconductor Equipment) 1,319 86,684
Lakeland Financial Corp. (Banks) 328 18,821
Lamb Weston Holdings, Inc. (Food Products) 3,499 147,868
La-Z-Boy, Inc. (Household Durables) 1,039 33,393
LCI Industries (Automobile Components) 610 75,017
Legalzoom.com, Inc.
*
(Commercial Support Services) 635 3,600
Leggett & Platt, Inc. (Household Durables) 3,409 33,681
LGI Homes, Inc.
*
(Household Durables) 510 20,160
Liberty Energy, Inc. (Energy Equipment & Services) 4,085 117,649
Life Time Group Holdings, Inc.
*
(Hotels, Restaurants &
Leisure) 1,073 28,907
Lincoln National Corp. (Insurance) 4,258 151,160
Lindsay Corp. (Machinery) 264 31,434
LKQ Corp. (Distributors) 6,449 189,407
LTC Properties, Inc. (Health Care REITs) 478 17,762
Lumen Technologies, Inc. (Diversified
Telecommunication Services) 13,072 90,851
LXP Industrial Trust (Industrial REITs) 699 32,336
M/I Homes, Inc.
*
(Household Durables) 659 80,695
Mack-Cali Realty Corp. (Residential REITs) 1,126 21,248
Magnolia Oil & Gas Corp. - Class A (Oil, Gas &
Consumable Fuels) 4,557 143,864
ManpowerGroup, Inc. (Professional Services) 1,165 34,321
MARA Holdings, Inc.
*(a)
(Software) 4,286 34,973
Marcus & Millichap, Inc. (Real Estate Management &
Development) 601 15,981
MarineMax, Inc.
*
(Specialty Retail) 487 13,178
MarketAxess Holdings, Inc. (Capital Markets) 430 70,942
Marriott Vacations Worldwide Corp.
*
(Hotels,
Restaurants & Leisure) 698 45,454
Marten Transport, Ltd. (Ground Transportation) 1,459 19,157
Masterbrand, Inc.
*
(Building Products) 3,193 26,534
Match Group, Inc. (Interactive Media & Services) 5,948 182,664
Materion Corp. (Metals & Mining) 236 34,137
Matson, Inc. (Marine Transportation) 787 129,021
Matthews International Corp. - Class A (Commercial
Services & Supplies) 786 20,295
MaxLinear, Inc.
*
(Semiconductors & Semiconductor
Equipment) 1,166 20,277
MDU Resources Group, Inc. (Construction &
Engineering) 5,150 106,708
Medical Properties Trust, Inc. (Health Care REITs) 12,423 57,518
Merchants Bancorp (Financial Services) 740 31,753
Merit Medical Systems, Inc.
*
(Health Care Equipment &
Supplies) 553 38,118
Meritage Homes Corp. (Household Durables) 1,680 103,891
MGE Energy, Inc. (Electric Utilities) 459 35,476
Middlesex Water Co. (Water Utilities) 215 11,191
MillerKnoll, Inc. (Commercial Services & Supplies) 1,718 24,842
Millrose Properties, Inc. (Specialized REITs) 1,593 44,604
Minerals Technologies, Inc. (Chemicals) 786 55,743
Mister Car Wash, Inc.
*
(Diversified Consumer Services) 2,473 17,237
Moelis & Co. - Class A (Capital Markets) 802 45,714
Mohawk Industries, Inc.
*
(Household Durables) 1,309 128,884
Common Stocks, continued
Shares Value
Molina Healthcare, Inc.
*
(Health Care Providers &
Services) 1,298 $ 173,023
Monro, Inc. (Specialty Retail) 756 12,126
Mueller Water Products, Inc. - Class A (Machinery) 1,379 37,909
N-able, Inc.
*
(Software) 919 4,292
Napco Security Technologies, Inc. (Electronic
Equipment, Instruments & Components) 306 12,053
National Bank Holdings Corp. - Class A (Banks) 1,135 44,447
National Beverage Corp.
*
(Beverages) 296 9,960
Navient Corp. (Consumer Finance) 1,668 13,644
NBT Bancorp, Inc. (Banks) 1,319 56,163
NCR Atleos Corp.
*
(Financial Services) 707 30,811
NCR Voyix Corp.
*
(Software) 3,487 22,073
Neogen Corp.
*
(Health Care Equipment & Supplies) 5,478 50,891
NeoGenomics, Inc.
*
(Health Care Providers & Services) 1,367 10,143
NetScout Systems, Inc.
*
(Communications Equipment) 813 25,845
Newell Brands, Inc. (Household Durables) 10,558 36,214
NexPoint Residential Trust, Inc. (Residential REITs) 298 7,450
Noble Corp. PLC
*
(Energy Equipment & Services) 1,492 73,212
Northern Oil and Gas, Inc. (Oil, Gas & Consumable
Fuels) 2,634 76,992
Northwest Bancshares, Inc.
*
(Banks) 3,679 46,687
Northwest Natural Holding Co. (Gas Utilities) 491 26,131
Oceaneering International, Inc.
*
(Energy Equipment &
Services) 1,030 36,534
OFG Bancorp (Banks) 611 24,721
O-I Glass, Inc. (Containers & Packaging) 3,839 40,348
Omnicell, Inc.
*
(Health Care Equipment & Supplies) 1,130 37,719
Organon & Co. (Pharmaceuticals) 6,547 39,216
Otter Tail Corp. (Electric Utilities) 581 50,994
Outfront Media, Inc. (Specialized REITs) 1,171 31,032
Oxford Industries, Inc. (Textiles, Apparel & Luxury
Goods) 350 13,479
Papa John's International, Inc. (Hotels, Restaurants &
Leisure) 438 14,196
Par Pacific Holdings, Inc.
*
(Oil, Gas & Consumable
Fuels) 659 41,280
Park National Corp. (Banks) 208 33,998
Patrick Industries, Inc. (Automobile Components) 460 51,092
Patterson-UTI Energy, Inc. (Energy Equipment &
Services) 8,699 94,210
Paycom Software, Inc. (Professional Services) 1,231 149,616
Payoneer Global, Inc.
*
(Financial Services) 2,469 11,925
PC Connection, Inc. (Electronic Equipment, Instruments
& Components) 286 16,720
Peabody Energy Corp.
*
(Oil, Gas & Consumable Fuels) 3,063 100,926
Pebblebrook Hotel Trust (Hotel & Resort REITs) 2,860 36,122
Penguin Solutions, Inc.
*
(Semiconductors &
Semiconductor Equipment) 615 10,824
PENN Entertainment, Inc.
*
(Hotels, Restaurants &
Leisure) 3,209 48,231
Perdoceo Education Corp. (Diversified Consumer
Services) 533 19,833
Perrigo Co. PLC (Pharmaceuticals) 3,465 37,214
Phillips Edison & Co., Inc. (Retail REITs) 1,330 49,769
Phinia, Inc. (Automobile Components) 956 65,429
Photronics, Inc.
*
(Semiconductors & Semiconductor
Equipment) 1,490 60,211
Piper Sandler Cos (Institutional Financial Services) 787 60,245
Pitney Bowes, Inc. (Commercial Services & Supplies) 1,977 21,846
Plexus Corp.
*
(Electronic Equipment, Instruments &
Components) 376 76,156
Power Integrations, Inc. (Semiconductors &
Semiconductor Equipment) 1,399 71,629
PRA Group, Inc.
*
(Consumer Finance) 980 17,150

Schedule of Portfolio Investments :: March 31, 2026 (unaudited)
ProFund VP Small-Cap Value
Common Stocks, continued
Shares Value
Prestige Consumer Healthcare, Inc.
*
(Pharmaceuticals) 1,191 $ 70,590
ProAssurance Corp. (Insurance) 634 15,672
PROG Holdings, Inc.
*
(Consumer Finance) 994 28,518
Progress Software Corp. (Software) 338 8,670
Provident Financial Services, Inc. (Banks) 3,290 69,616
Q2 Holdings, Inc.
*
(Software) 582 27,529
Qorvo, Inc.
*
(Semiconductors & Semiconductor
Equipment) 788 60,991
Quaker Chemical Corp. (Chemicals) 343 42,611
Quanex Building Products Corp. (Building Products) 1,157 20,791
QuidelOrtho Corp.
*
(Health Care Equipment & Supplies) 1,710 28,095
QuinStreet, Inc.
*
(Interactive Media & Services) 516 6,197
Radian Group, Inc. (Financial Services) 1,706 56,434
RadNet, Inc.
*
(Health Care Providers & Services) 631 35,267
Ralliant Corp.
*
(Electrical Equipment) 1,365 56,770
Redwood Trust, Inc. (Mortgage REITs) 3,131 17,565
Renasant Corp. (Banks) 2,383 86,098
Resideo Technologies, Inc.
*
(Building Products) 1,528 51,509
REX American Resources Corp.
*
(Oil, Gas &
Consumable Fuels) 222 10,117
Reynolds Consumer Products, Inc. (Household Products) 758 16,054
RingCentral, Inc. - Class A (Software) 785 29,194
Rithm Capital Corporation (Specialty Finance) 14,004 132,758
Robert Half, Inc. (Professional Services) 2,503 63,576
Rogers Corp.
*
(Electronic Equipment, Instruments &
Components) 421 45,186
RPC, Inc. (Energy Equipment & Services) 2,240 15,859
Rush Enterprises, Inc. - Class A (Trading Companies &
Distributors) 1,528 101,015
RXO, Inc.
*
(Ground Transportation) 4,134 60,439
S&T Bancorp, Inc.
*
(Banks) 945 39,529
Sabre Corp.
*
(Hotels, Restaurants & Leisure) 9,945 14,420
Safehold, Inc. (Specialized REITs) 1,155 15,627
Safety Insurance Group, Inc. (Insurance) 185 13,438
Sally Beauty Holdings, Inc.
*
(Specialty Retail) 2,443 33,836
Sarepta Therapeutics, Inc.
*
(Biotechnology) 1,028 22,369
Saul Centers, Inc. (Retail REITs) 138 4,496
ScanSource, Inc.
*
(Electronic Equipment, Instruments &
Components) 497 18,041
Schneider National, Inc. - Class B (Ground
Transportation) 1,256 33,108
Scholastic Corp.
(a)
(Media) 578 22,577
Seacoast Banking Corp. of Florida (Banks) 1,294 39,195
Sealed Air Corp. (Containers & Packaging) 1,487 62,528
SeaWorld Entertainment, Inc.
*
(Hotels, Restaurants &
Leisure) 323 10,549
Select Medical Holdings Corp. (Health Care Providers
& Services) 2,777 45,237
Semtech Corp.
*
(Semiconductors & Semiconductor
Equipment) 699 53,746
ServisFirst Bancshares, Inc. (Banks) 633 46,101
Shenandoah Telecommunications Co. (Diversified
Telecommunication Services) 1,146 17,671
Shutterstock, Inc.
*(a)
(Interactive Media & Services) 609 10,115
Signet Jewelers, Ltd. (Specialty Retail) 1,024 86,671
Simmons First National Corp. - Class A (Banks) 3,646 70,915
Six Flags Entertainment Corp. (Hotels, Restaurants &
Leisure) 1,407 24,974
SkyWest, Inc.
*
(Passenger Airlines) 382 35,078
SL Green Realty Corp. (Office REITs) 1,793 66,233
SM Energy Co. (Oil, Gas & Consumable Fuels) 5,703 177,819
SolarEdge Technologies, Inc.
*
(Semiconductors &
Semiconductor Equipment) 619 31,600
Sonic Automotive, Inc. - Class A (Specialty Retail) 372 25,508
Southside Bancshares, Inc. (Banks) 703 21,856
Common Stocks, continued
Shares Value
SPS Commerce, Inc.
*
(Software) 379 $ 21,099
STAAR Surgical Co.
*
(Health Care Equipment &
Supplies) 602 11,257
Standard Motor Products, Inc. (Automobile
Components) 525 18,239
Stellar Bancorp, Inc. (Banks) 644 23,577
Stepan Co. (Chemicals) 541 27,039
Steven Madden, Ltd.
*
(Textiles, Apparel & Luxury
Goods) 805 27,306
Stewart Information Services Corp. (Insurance) 762 46,924
Strategic Education, Inc. (Diversified Consumer
Services) 586 48,615
Stride, Inc.
*
(Diversified Consumer Services) 1,058 93,283
Sun Country Airlines Holdings, Inc.
*
(Passenger
Airlines) 1,346 22,236
Sunstone Hotel Investors, Inc. (Hotel & Resort REITs) 4,783 43,095
Supernus Pharmaceuticals, Inc.
*
(Pharmaceuticals) 446 23,054
Sylvamo Corp. (Paper & Forest Products) 834 35,228
Talos Energy, Inc.
*
(Oil, Gas & Consumable Fuels) 3,170 49,959
Tandem Diabetes Care, Inc.
*
(Health Care Equipment &
Supplies) 751 14,397
Tanger, Inc. (Retail REITs) 984 33,436
Teleflex, Inc. (Health Care Equipment & Supplies) 1,112 133,007
Telephone and Data Systems, Inc. (Wireless
Telecommunication Services) 2,475 104,198
Tennant Co. (Machinery) 262 17,397
Teradata Corp.
*
(Software) 1,009 25,861
Terreno Realty Corp. (Industrial REITs) 789 48,460
The Andersons, Inc. (Consumer Staples Distribution &
Retail) 846 60,726
The Buckle, Inc. (Specialty Retail) 305 15,360
The Cheesecake Factory, Inc. (Hotels, Restaurants &
Leisure) 543 29,729
The Chemours Co. (Chemicals) 3,776 83,185
The GEO Group, Inc. (Commercial Services & Supplies) 3,445 57,910
The Greenbrier Cos., Inc. (Machinery) 779 41,014
The Macerich Co. (Retail REITs) 3,095 58,496
The Simply Good Foods Co.
*
(Food Products) 2,147 30,809
The Wendy's Co. (Hotels, Restaurants & Leisure) 3,979 27,654
The Western Union Co. (Financial Services) 7,999 69,831
TimkenSteel Corp. (Metals & Mining) 905 14,788
Titan International, Inc.
*
(Machinery) 1,204 8,320
Tompkins Financial Corp. (Banks) 318 25,071
Tri Pointe Homes, Inc.
*
(Household Durables) 2,129 99,488
Trinity Industries, Inc. (Machinery) 2,020 65,004
Triumph Financial, Inc.
*
(Banks) 570 34,006
Trupanion, Inc.
*
(Insurance) 290 7,427
TrustCo Bank Corp. (Banks) 260 11,383
Trustmark Corp. (Banks) 758 31,942
Two Harbors Investment Corp. (Mortgage REITs) 2,641 30,160
U.S. Physical Therapy, Inc. (Health Care Providers &
Services) 205 15,367
Ultra Clean Holdings, Inc.
*
(Semiconductors &
Semiconductor Equipment) 1,143 71,072
Under Armour, Inc.
*
- Class A (Textiles, Apparel &
Luxury Goods) 4,755 28,102
Under Armour, Inc.
*
- Class C (Textiles, Apparel &
Luxury Goods) 3,008 17,416
UniFirst Corp. (Commercial Services & Supplies) 217 54,595
United Community Banks, Inc. (Banks) 3,038 95,667
United Fire Group, Inc. (Insurance) 282 10,451
United Natural Foods, Inc.
*
(Consumer Staples
Distribution & Retail) 1,535 69,166
Unitil Corp. (Multi-Utilities) 452 23,612
Universal Corp. (Tobacco) 628 33,096

March 31, 2026 (unaudited) :: Schedule of Portfolio Investments
ProFund VP Small-Cap Value
Common Stocks, continued
Shares Value
Universal Health Realty Income Trust (Health Care
REITs) 133 $ 5,383
Upbound Group, Inc. (Specialty Retail) 1,313 23,700
Urban Edge Properties (Retail REITs) 1,648 32,927
Veeco Instruments, Inc.
*
(Semiconductors &
Semiconductor Equipment) 745 25,226
Versant Media Group, Inc.
*
(Media) 3,662 135,566
Vestis Corp. (Commercial Services & Supplies) 2,823 22,189
Viad Corp.
*
(Commercial Services & Supplies) 542 19,853
Victoria's Secret & Co.
*
(Specialty Retail) 2,022 93,740
Victory Capital Holdings, Inc. - Class A (Capital
Markets) 419 27,436
Vir Biotechnology, Inc.
*
(Biotechnology) 1,677 15,026
Virtus Investment Partners, Inc. (Capital Markets) 160 21,496
Vishay Intertechnology, Inc. (Electronic Equipment,
Instruments & Components) 3,111 55,998
Walker & Dunlop, Inc. (Financial Services) 859 38,122
Warrior Met Coal, Inc. (Metals & Mining) 755 70,329
Washington Federal, Inc. (Banks) 1,911 60,005
WD-40 Co. (Household Products) 139 28,348
Werner Enterprises, Inc. (Ground Transportation) 1,510 44,409
Westamerica Bancorp (Banks) 352 18,357
Whitestone REIT
*
(Retail REITs) 566 9,141
WillScot Mobile Mini Holdings Corp.
*
(Biotech &
Pharma) 2,203 38,244
Winmark Corp. (Specialty Retail) 32 13,682
Winnebago Industries, Inc. (Automobiles) 710 22,003
Wolverine World Wide, Inc. (Textiles, Apparel & Luxury
Goods) 2,066 33,717
World Acceptance Corp.
*
(Consumer Finance) 24 3,241
World Kinect Corp. (Oil, Gas & Consumable Fuels) 1,400 32,298
Worthington Enterprises, Inc. (Household Durables) 424 22,107
Worthington Steel, Inc. (Metals & Mining) 820 24,887
WSFS Financial Corp. (Banks) 631 41,305
Xencor, Inc.
*
(Biotechnology) 1,798 21,684
Xenia Hotels & Resorts, Inc. (Hotel & Resort REITs) 1,290 19,131
Yelp, Inc.
*
(Interactive Media & Services) 619 15,314
Ziff Davis, Inc.
*
(Interactive Media & Services) 993 41,666
ZoomInfo Technologies, Inc.
*
(Interactive Media &
Services) 2,841 16,989
TOTAL COMMON STOCKS
  (Cost $16,892,744) 19,503,546
Repurchase Agreements
(b)
( 0.1% )
Principal
Amount Value
Repurchase Agreements with various counterparties,
rates 3.40%-3.54%, dated 3/31/26, due 4/1/26, total to
be received $29,003 $ 29,000 29,000
TOTAL REPURCHASE AGREEMENTS
(Cost $29,000) 29,000
Collateral for Securities Loaned
(c)
( 0.5% )
Shares Value
Invesco Government & Agency Portfolio — Institutional
Shares,  3.67%
(d)
101,827 101,827
TOTAL COLLATERAL FOR SECURITIES
LOANED
  (Cost $101,827) 101,827
TOTAL INVESTMENT SECURITIES
  (Cost $17,023,571)— 100.5% 19,634,373
Net other assets (liabilities) —  (0.5)% (91,380)
NET ASSETS — 100.0% $ 19,542,993
*
Non-income producing security.
(a)
All or part of this security was on loan as of March 31, 2026. The total value of securities on loan as of March 31, 2026 was $102,564.
(b)
The ProFund VP invests in Repurchase Agreements jointly with other funds in the
Trust.  See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(c)
Securities were purchased with cash collateral held from securities on loan at March
31, 2026.
(d)
Rate periodically changes. Rate disclosed is the daily yield as of March 31, 2026.
REIT
Real Estate Investment Trust
ProFund VP Small-Cap Value invested in the following industries as of March 31, 2026:
Value
% of Net
Assets
Air Freight & Logistics $ 64,374 0.3%
Automobile Components 362,732 1.9%
Automobiles 22,003 0.1%
Banks 2,395,755 12.3%
Beverages 9,960 0.1%
Biotech & Pharma 59,499 0.3%
Biotechnology 76,165 0.4%
Broadline Retail 36,443 0.2%
Building Products 287,489 1.5%
Capital Markets 272,578 1.4%
Chemicals 1,021,557 5.3%
Commercial Services & Supplies 431,909 2.2%
Commercial Support Services 3,600 NM
Communications Equipment 69,062 0.4%
Construction & Engineering 153,834 0.8%
Consumer Finance 185,159 0.9%
Consumer Staples Distribution & Retail 147,306 0.8%
Containers & Packaging 102,876 0.5%
Distributors 189,407 1.0%
Diversified Consumer Services 235,306 1.2%
Diversified Telecommunication Services 147,484 0.8%
Electric Utilities 150,995 0.8%
Electrical Equipment 56,770 0.3%
Electronic Equipment, Instruments & Components 425,861 2.2%
Energy Equipment & Services 536,735 2.7%
Entertainment 28,919 0.1%
Equity REIT - Diversified 121,384 0.6%
Financial Services 508,079 2.6%
Food Products 260,620 1.2%
Gas Utilities 56,333 0.3%
Ground Transportation 229,020 1.2%
Health Care Equipment & Supplies 586,933 3.0%
Health Care Providers & Services 473,302 2.4%
Health Care REITs 80,663 0.4%
Health Care Technology 14,458 0.1%
Hotel & Resort REITs 186,655 1.0%
Hotels, Restaurants & Leisure 419,312 2.1%

Schedule of Portfolio Investments :: March 31, 2026 (unaudited)
ProFund VP Small-Cap Value
Value
% of Net
Assets
Household Durables $ 695,204 3.6%
Household Products 118,874 0.6%
Industrial REITs 116,209 0.6%
Institutional Financial Services 60,245 0.3%
Insurance 476,106 2.4%
Interactive Media & Services 373,427 1.9%
IT Services 104,860 0.5%
Leisure Products 17,586 0.1%
Life Sciences Tools & Services 44,241 0.2%
Machinery 537,798 2.8%
Marine Transportation 129,021 0.7%
Media 207,487 1.1%
Metals & Mining 279,176 1.4%
Mortgage REITs 214,565 1.1%
Multi-Utilities 67,124 0.3%
Office REITs 197,611 1.0%
Oil, Gas & Consumable Fuels 1,079,643 5.6%
Paper & Forest Products 35,228 0.2%
Passenger Airlines 117,662 0.6%
Personal Care Products 43,264 0.2%
Pharmaceuticals 195,538 1.0%
Professional Services 354,763 1.8%
Real Estate Management & Development 62,324 0.3%
Real Estate Services 71,549 0.4%
Residential REITs 41,337 0.2%
Retail - Discretionary 26,768 0.1%
Retail REITs 273,416 1.4%
Semiconductors & Semiconductor Equipment 811,880 4.2%
Software 312,984 1.6%
Specialized REITs 125,981 0.6%
Specialty Finance 132,758 0.7%
Specialty Retail 873,348 4.5%
Technology Hardware, Storage & Peripherals 6,538 NM
Technology Services 100,982 0.5%
Textiles, Apparel & Luxury Goods 220,689 1.1%
Tobacco 33,096 0.2%
Trading Companies & Distributors 301,787 1.5%
Water Utilities 127,742 0.7%
Wireless Telecommunication Services 104,198 0.5%
Other
**
39,447 0.1%
Total $ 19,542,993 100.0%
**
Includes any non-equity securities and other net assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM
Not meaningful, amount is less than 0.05%
REIT
Real Estate Investment Trust

March 31, 2026 (unaudited) :: Schedule of Portfolio Investments
ProFund VP Technology
Common Stocks (97.2%)
Shares Value
Accenture PLC - Class A (IT Services) 2,289 $ 453,886
Adobe, Inc.
*
(Software) 1,527 371,183
Advanced Micro Devices, Inc.
*
(Semiconductors &
Semiconductor Equipment) 6,065 1,233,803
Akamai Technologies, Inc.
*
(IT Services) 535 61,445
Amphenol Corp. - Class A (Electronic Equipment,
Instruments & Components) 4,573 577,798
Analog Devices, Inc. (Semiconductors & Semiconductor
Equipment) 1,818 578,379
Apple, Inc. (Technology Hardware, Storage &
Peripherals) 22,423 5,690,734
Applied Materials, Inc. (Semiconductors &
Semiconductor Equipment) 2,953 1,009,306
AppLovin Corp.
*
- Class A (Software) 1,008 401,184
Arista Networks, Inc.
*
(Communications Equipment) 3,841 471,598
Autodesk, Inc.
*
(Software) 789 188,887
Broadcom, Inc. (Semiconductors & Semiconductor
Equipment) 7,241 2,241,162
Cadence Design Systems, Inc.
*
(Software) 1,013 281,482
CDW Corp. (Electronic Equipment, Instruments &
Components) 484 58,574
Ciena Corp.
*
(Communications Equipment) 524 203,433
Cisco Systems, Inc. (Communications Equipment) 14,698 1,140,417
Cognizant Technology Solutions Corp. - Class A (IT
Services) 1,779 109,142
Coherent Corp.
*
(Electronic Equipment, Instruments &
Components) 697 166,032
Corning, Inc. (Electronic Equipment, Instruments &
Components) 2,904 394,856
Crowdstrike Holdings, Inc.
*
- Class A (Software) 938 366,205
Datadog, Inc.
*
- Class A (Software) 1,221 144,139
Dell Technologies, Inc. - Class C (Technology Hardware,
Storage & Peripherals) 1,106 181,528
EPAM Systems, Inc.
*
(IT Services) 206 27,892
F5, Inc.
*
(Communications Equipment) 210 60,759
Fair Isaac Corp.
*
(Software) 88 93,944
First Solar, Inc.
*
(Semiconductors & Semiconductor
Equipment) 399 78,707
Fortinet, Inc.
*
(Software) 2,351 192,124
Gartner, Inc.
*
(IT Services) 262 41,485
Gen Digital, Inc. (Software) 2,050 38,602
GoDaddy, Inc.
*
- Class A (IT Services) 503 41,583
Hewlett Packard Enterprise Co. (Technology Hardware,
Storage & Peripherals) 4,943 117,693
HP, Inc. (Technology Hardware, Storage & Peripherals) 3,415 65,602
Intel Corp. (Semiconductors & Semiconductor
Equipment) 17,466 770,775
International Business Machines Corp. (IT Services) 3,477 842,789
Intuit, Inc. (Software) 1,035 447,513
Jabil, Inc. (Electronic Equipment, Instruments &
Components) 393 104,393
Keysight Technologies, Inc.
*
(Electronic Equipment,
Instruments & Components) 638 180,152
KLA Corp. (Semiconductors & Semiconductor
Equipment) 488 718,536
Lam Research Corp. (Semiconductors & Semiconductor
Equipment) 4,645 992,451
Lumentum Holdings, Inc.
*
(Communications
Equipment) 266 186,934
Microchip Technology, Inc. (Semiconductors &
Semiconductor Equipment) 2,013 130,060
Micron Technology, Inc. (Semiconductors &
Semiconductor Equipment) 4,187 1,414,536
Microsoft Corp. (Software) 11,341 4,198,097
Monolithic Power Systems, Inc. (Semiconductors &
Semiconductor Equipment) 181 197,896
Motorola Solutions, Inc. (Communications Equipment) 616 267,326
Common Stocks, continued
Shares Value
NetApp, Inc. (Technology Hardware, Storage &
Peripherals) 737 $ 75,461
NVIDIA Corp. (Semiconductors & Semiconductor
Equipment) 37,114 6,472,681
NXP Semiconductors N.V. (Semiconductors &
Semiconductor Equipment) 936 184,261
ON Semiconductor Corp.
*
(Semiconductors &
Semiconductor Equipment) 1,466 90,775
Oracle Corp. (Software) 6,308 927,970
Palantir Technologies, Inc.
*
- Class A (Software) 8,498 1,243,086
Palo Alto Networks, Inc.
*
(Software) 3,006 481,922
PTC, Inc.
*
(Software) 443 63,123
Qnity Electronics, Inc. (Semiconductors &
Semiconductor Equipment) 779 89,881
QUALCOMM, Inc. (Semiconductors & Semiconductor
Equipment) 3,969 511,128
Roper Technologies, Inc. (Software) 397 140,482
Salesforce, Inc. (Software) 3,486 650,732
Sandisk Corp.
*
(Semiconductors) 549 348,802
Seagate Technology Holdings PLC (Technology
Hardware, Storage & Peripherals) 811 317,717
ServiceNow, Inc.
*
(Software) 3,891 406,804
Skyworks Solutions, Inc. (Semiconductors &
Semiconductor Equipment) 559 29,934
Super Micro Computer, Inc.
*
(Technology Hardware,
Storage & Peripherals) 1,872 42,625
Synopsys, Inc.
*
(Software) 712 282,294
TE Connectivity, Ltd. (Electronic Equipment,
Instruments & Components) 1,092 228,250
Teledyne Technologies, Inc.
*
(Electronic Equipment,
Instruments & Components) 175 105,877
Teradyne, Inc. (Semiconductors & Semiconductor
Equipment) 583 172,836
Texas Instruments, Inc. (Semiconductors &
Semiconductor Equipment) 3,376 655,417
Trimble, Inc.
*
(Electronic Equipment, Instruments &
Components) 885 57,729
Tyler Technologies, Inc.
*
(Software) 160 54,781
VeriSign, Inc. (IT Services) 307 76,247
Western Digital Corp. (Technology Hardware, Storage &
Peripherals) 1,261 341,088
Workday, Inc.
*
- Class A (Software) 792 102,897
Zebra Technologies Corp.
*
(Electronic Equipment,
Instruments & Components) 183 38,262
TOTAL COMMON STOCKS
  (Cost $11,138,043) 41,728,084
Repurchase Agreements
(a)
( 2.9% )
Principal
Amount Value
Repurchase Agreements with various counterparties,
rates 3.40%-3.54%, dated 3/31/26, due 4/1/26, total to
be received $1,234,120 $ 1,234,000 1,234,000
TOTAL REPURCHASE AGREEMENTS
(Cost $1,234,000) 1,234,000
TOTAL INVESTMENT SECURITIES
  (Cost $12,372,043)— 100.1% 42,962,084
Net other assets (liabilities) —  (0.1)% (50,244)
NET ASSETS — 100.0% $ 42,911,840
*
Non-income producing security.
(a)
The ProFund VP invests in Repurchase Agreements jointly with other funds in the
Trust.  See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Schedule of Portfolio Investments :: March 31, 2026 (unaudited)
ProFund VP Technology
Total Return Swap Agreements—Long
Underlying Instrument Counterparty
Termination
Date
(1)
Rate Paid
(Received)
(2)
Notional Amount
Value and
Unrealized
Appreciation/
(Depreciation)
S&P Technology Select Sector
Index Goldman Sachs International 4/23/26 4.39% $ 1,208,324 $ (20,443)
(1)
Agreements may be terminated at will by either party without penalty.  Payment is due at termination/maturity.
(2)
Reflects the floating financing rate, as of March 31, 2026, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.  This amount is included as part of the unrealized appreciation/(depreciation).
ProFund VP Technology invested in the following industries as of March 31, 2026:
Value
% of Net
Assets
Communications Equipment $ 2,330,467 5.4%
Electronic Equipment, Instruments & Components 1,911,923 4.4%
IT Services 1,654,469 3.9%
Semiconductors 348,802 0.8%
Semiconductors & Semiconductor Equipment 17,572,524 41.0%
Software 11,077,451 25.8%
Technology Hardware, Storage & Peripherals 6,832,448 15.9%
Other
**
1,183,756 2.8%
Total $ 42,911,840 100.0%
**
Includes any non-equity securities and other net assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

March 31, 2026 (unaudited) :: Schedule of Portfolio Investments
ProFund VP UltraBull
Common Stocks (74.6%)
Shares Value
3M Co. (Industrial Conglomerates) 131 $ 19,025
A.O. Smith Corp. (Building Products) 26 1,714
Abbott Laboratories (Health Care Equipment &
Supplies) 431 44,252
AbbVie, Inc. (Biotechnology) 439 95,477
Accenture PLC - Class A (IT Services) 152 30,140
Adobe, Inc.
*
(Software) 101 24,551
Advanced Micro Devices, Inc.
*
(Semiconductors &
Semiconductor Equipment) 404 82,186
Aflac, Inc. (Insurance) 116 12,726
Agilent Technologies, Inc. (Life Sciences Tools &
Services) 70 7,979
Air Products & Chemicals, Inc. (Chemicals) 55 15,977
Airbnb, Inc.
*
- Class A (Hotels, Restaurants & Leisure) 105 13,259
Akamai Technologies, Inc.
*
(IT Services) 36 4,135
Albemarle Corp. (Chemicals) 29 5,206
Alexandria Real Estate Equities, Inc. (Office REITs) 38 1,764
Align Technology, Inc.
*
(Health Care Equipment &
Supplies) 16 2,743
Allegion PLC (Building Products) 22 3,196
Alliant Energy Corp. (Electric Utilities) 63 4,521
Allstate Corp. (Insurance) 65 13,477
Alphabet, Inc. - Class A (Interactive Media & Services) 1,445 415,523
Alphabet, Inc. - Class C (Interactive Media & Services) 1,160 332,758
Altria Group, Inc. (Tobacco) 416 27,452
Amazon.com, Inc.
*
(Broadline Retail) 2,425 505,056
Amcor plc (Containers & Packaging) 114 4,532
Ameren Corp. (Multi-Utilities) 68 7,475
American Electric Power Co., Inc. (Electric Utilities) 134 17,565
American Express Co. (Consumer Finance) 133 40,229
American International Group, Inc. (Insurance) 132 9,933
American Tower Corp. - Class A (Specialized REITs) 117 20,192
American Water Works Co., Inc. (Water Utilities) 48 6,532
Ameriprise Financial, Inc. (Capital Markets) 23 10,221
AMETEK, Inc. (Electrical Equipment) 57 12,219
Amgen, Inc. (Biotechnology) 134 47,148
Amphenol Corp. - Class A (Electronic Equipment,
Instruments & Components) 305 38,537
Analog Devices, Inc. (Semiconductors & Semiconductor
Equipment) 122 38,813
Aon PLC - Class A (Insurance) 53 17,107
APA Corp. (Oil, Gas & Consumable Fuels) 87 3,692
Apollo Global Management, Inc. (Financial Services) 116 12,925
Apple, Inc. (Technology Hardware, Storage &
Peripherals) 3,644 924,811
Applied Materials, Inc. (Semiconductors &
Semiconductor Equipment) 197 67,333
AppLovin Corp.
*
- Class A (Software) 68 27,064
Aptiv PLC
*
(Automobile Components) 53 3,680
Arch Capital Group, Ltd.
*
(Insurance) 89 8,543
Archer-Daniels-Midland Co. (Food Products) 119 8,650
Ares Management Corporation - Class A (Capital
Markets) 51 5,564
Arista Networks, Inc.
*
(Communications Equipment) 256 31,432
Arthur J. Gallagher & Co. (Insurance) 64 13,861
Assurant, Inc. (Insurance) 13 2,832
AT&T, Inc. (Diversified Telecommunication Services) 1,735 50,298
Atmos Energy Corp. (Gas Utilities) 41 7,574
Autodesk, Inc.
*
(Software) 53 12,688
Automatic Data Processing, Inc. (Professional Services) 99 20,114
AutoZone, Inc.
*
(Specialty Retail) 4 13,511
AvalonBay Communities, Inc. (Residential REITs) 35 5,718
Avery Dennison Corp. (Containers & Packaging) 19 3,281
Axon Enterprise, Inc.
*
(Aerospace & Defense) 20 8,494
Baker Hughes Co. (Energy Equipment & Services) 245 14,957
Ball Corp. (Containers & Packaging) 66 3,901
Bank of America Corp. (Banks) 1,646 80,243
Common Stocks, continued
Shares Value
Baxter International, Inc. (Health Care Equipment &
Supplies) 126 $ 2,117
Becton, Dickinson & Co. (Health Care Equipment &
Supplies) 71 11,163
Berkshire Hathaway, Inc.
*
- Class B (Financial Services) 456 218,515
Best Buy Co., Inc. (Specialty Retail) 48 3,082
Biogen, Inc.
*
(Biotechnology) 36 6,600
Bio-Techne Corp. (Life Sciences Tools & Services) 38 1,986
BlackRock, Inc. (Capital Markets) 36 34,622
Blackstone, Inc. (Capital Markets) 186 21,388
Block, Inc.
*
(Financial Services) 134 8,064
Booking Holdings, Inc. (Hotels, Restaurants & Leisure) 8 33,683
Boston Properties, Inc. (Office REITs) 36 1,868
Boston Scientific Corp.
*
(Health Care Equipment &
Supplies) 367 23,029
Bristol-Myers Squibb Co. (Pharmaceuticals) 505 30,628
Broadcom, Inc. (Semiconductors & Semiconductor
Equipment) 1,176 363,983
Broadridge Financial Solutions, Inc. (Professional
Services) 29 4,712
Brown & Brown, Inc. (Insurance) 73 4,760
Brown-Forman Corp. - Class B (Beverages) 42 1,110
Builders FirstSource, Inc.
*
(Building Products) 27 2,223
Bunge Global SA (Food Products) 33 4,198
C.H. Robinson Worldwide, Inc. (Air Freight & Logistics) 29 4,816
Cadence Design Systems, Inc.
*
(Software) 68 18,895
Camden Property Trust (Residential REITs) 26 2,539
Campbell Soup Co.
(a)
(Food Products) 47 1,047
Capital One Financial Corp. (Consumer Finance) 155 28,277
Cardinal Health, Inc. (Health Care Providers & Services) 59 12,467
Carnival Corp. (Hotels, Restaurants & Leisure) 284 7,350
Carrier Global Corp. (Building Products) 194 10,924
Carvana Co.
*
(Specialty Retail) 35 11,003
Caterpillar, Inc. (Machinery) 116 82,182
Cboe Global Markets, Inc. (Capital Markets) 26 7,308
CBRE Group, Inc.
*
- Class A (Real Estate Management
& Development) 72 9,753
CDW Corp. (Electronic Equipment, Instruments &
Components) 32 3,873
Cencora, Inc. (Health Care Providers & Services) 48 15,079
Centene Corp.
*
(Health Care Providers & Services) 114 3,732
CenterPoint Energy, Inc. (Multi-Utilities) 161 6,949
CF Industries Holdings, Inc. (Chemicals) 39 5,064
Charles River Laboratories International, Inc.
*
(Life
Sciences Tools & Services) 13 2,243
Charter Communications, Inc.
*
- Class A (Media) 22 4,749
Chevron Corp. (Oil, Gas & Consumable Fuels) 465 96,209
Chipotle Mexican Grill, Inc.
*
(Hotels, Restaurants &
Leisure) 321 10,275
Chubb, Ltd. (Insurance) 90 29,335
Church & Dwight Co., Inc. (Household Products) 59 5,506
Ciena Corp.
*
(Communications Equipment) 35 13,588
Cincinnati Financial Corp. (Insurance) 39 6,137
Cintas Corp. (Commercial Services & Supplies) 84 14,208
Cisco Systems, Inc. (Communications Equipment) 981 76,115
Citigroup, Inc. (Banks) 434 49,220
Citizens Financial Group, Inc. (Banks) 105 6,297
CME Group, Inc. (Capital Markets) 89 26,286
CMS Energy Corp. (Multi-Utilities) 76 5,896
Cognizant Technology Solutions Corp. - Class A (IT
Services) 118 7,239
Coherent Corp.
*
(Electronic Equipment, Instruments &
Components) 46 10,958
Coinbase Global, Inc.
*
- Class A (Capital Markets) 55 9,604
Colgate-Palmolive Co. (Household Products) 199 16,961
Comcast Corp. - Class A (Media) 890 25,553

Schedule of Portfolio Investments :: March 31, 2026 (unaudited)
ProFund VP UltraBull
Common Stocks, continued
Shares Value
Comfort Systems USA, Inc. (Construction &
Engineering) 9 $ 12,411
Conagra Brands, Inc. (Food Products) 117 1,839
ConocoPhillips (Oil, Gas & Consumable Fuels) 303 39,996
Consolidated Edison, Inc. (Multi-Utilities) 90 10,186
Constellation Brands, Inc. - Class A (Beverages) 35 5,250
Constellation Energy Corp. (Electric Utilities) 78 21,782
Copart, Inc.
*
(Commercial Services & Supplies) 219 7,271
Corning, Inc. (Electronic Equipment, Instruments &
Components) 192 26,106
Corpay, Inc.
*
(Software) 17 4,947
Corteva, Inc. (Chemicals) 167 13,980
CoStar Group, Inc.
*
(Real Estate Management &
Development) 105 4,236
Costco Wholesale Corp. (Consumer Staples Distribution
& Retail) 110 109,607
Coterra Energy, Inc. (Oil, Gas & Consumable Fuels) 187 6,571
CRH plc (Construction Materials) 166 17,450
Crowdstrike Holdings, Inc.
*
- Class A (Software) 63 24,596
Crown Castle International Corp. (Specialized REITs) 108 8,781
CSX Corp. (Ground Transportation) 460 18,883
Cummins, Inc. (Machinery) 34 18,293
CVS Health Corp. (Health Care Providers & Services) 315 22,623
D.R. Horton, Inc. (Household Durables) 68 9,331
Danaher Corp. (Life Sciences Tools & Services) 156 29,577
Darden Restaurants, Inc. (Hotels, Restaurants & Leisure) 27 5,293
Datadog, Inc.
*
- Class A (Software) 81 9,562
DaVita, Inc.
*
(Health Care Providers & Services) 9 1,383
Deckers Outdoor Corp.
*
(Textiles, Apparel & Luxury
Goods) 35 3,503
Deere & Co. (Machinery) 63 35,488
Dell Technologies, Inc. - Class C (Technology Hardware,
Storage & Peripherals) 74 12,146
Delta Air Lines, Inc. (Passenger Airlines) 161 10,703
Devon Energy Corp. (Oil, Gas & Consumable Fuels) 153 7,699
Dexcom, Inc.
*
(Health Care Equipment & Supplies) 95 5,966
Diamondback Energy, Inc. (Oil, Gas & Consumable
Fuels) 46 9,098
Digital Realty Trust, Inc. (Specialized REITs) 80 14,417
Dollar General Corp. (Consumer Staples Distribution &
Retail) 55 6,530
Dollar Tree, Inc.
*
(Consumer Staples Distribution &
Retail) 45 4,928
Dominion Energy, Inc. (Multi-Utilities) 212 13,105
Domino's Pizza, Inc. (Hotels, Restaurants & Leisure) 8 2,870
DoorDash, Inc.
*
- Class A (Hotels, Restaurants &
Leisure) 93 13,964
Dover Corp. (Machinery) 33 6,879
Dow, Inc. (Chemicals) 177 7,372
DTE Energy Co. (Multi-Utilities) 51 7,457
Duke Energy Corp. (Electric Utilities) 192 25,140
DuPont de Nemours, Inc. (Chemicals) 100 4,580
Eaton Corp. PLC (Electrical Equipment) 97 34,694
eBay, Inc. (Broadline Retail) 112 10,194
EchoStar Corp.
*
- Class A (Media) 33 3,863
Ecolab, Inc. (Chemicals) 64 17,025
Edison International (Electric Utilities) 95 6,952
Edwards LifeSciences Corp.
*
(Health Care Equipment
& Supplies) 143 11,451
Electronic Arts, Inc. (Entertainment) 56 11,417
Elevance Health, Inc. (Health Care Providers &
Services) 55 16,101
Eli Lilly & Co. (Pharmaceuticals) 196 180,275
EMCOR Group, Inc. (Construction & Engineering) 12 8,860
Emerson Electric Co. (Electrical Equipment) 139 18,212
Common Stocks, continued
Shares Value
Entergy Corp. (Electric Utilities) 112 $ 12,584
EOG Resources, Inc. (Oil, Gas & Consumable Fuels) 134 19,372
EPAM Systems, Inc.
*
(IT Services) 13 1,760
EQT Corp. (Oil, Gas & Consumable Fuels) 154 9,801
Equifax, Inc. (Professional Services) 30 5,402
Equinix, Inc. (Specialized REITs) 25 24,506
Equity Residential (Residential REITs) 84 4,969
Erie Indemnity Co. - Class A (Insurance) 7 1,759
Essex Property Trust, Inc. (Residential REITs) 16 3,872
Everest Group, Ltd. (Insurance) 11 3,595
Evergy, Inc. (Electric Utilities) 57 4,669
Eversource Energy (Electric Utilities) 92 6,374
Exelon Corp. (Electric Utilities) 253 12,402
Expand Energy Corp. (Oil, Gas & Consumable Fuels) 59 6,477
Expedia Group, Inc. (Hotels, Restaurants & Leisure) 29 6,696
Expeditors International of Washington, Inc. (Air Freight
& Logistics) 33 4,727
Extra Space Storage, Inc. (Specialized REITs) 53 6,950
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels) 1,038 176,107
F5, Inc.
*
(Communications Equipment) 14 4,051
FactSet Research Systems, Inc. (Capital Markets) 10 2,170
Fair Isaac Corp.
*
(Software) 6 6,405
Fastenal Co. (Trading Companies & Distributors) 285 13,224
Federal Realty Investment Trust (Retail REITs) 20 2,124
FedEx Corp. (Air Freight & Logistics) 54 19,233
Fidelity National Information Services, Inc. (Financial
Services) 127 5,958
Fifth Third Bancorp (Banks) 222 10,314
First Horizon Corp. (Banks) —
(b)
7
First Solar, Inc.
*
(Semiconductors & Semiconductor
Equipment) 26 5,129
FirstEnergy Corp. (Electric Utilities) 128 6,484
Fiserv, Inc.
*
(Financial Services) 132 7,366
Ford Motor Co. (Automobiles) 970 11,194
Fortinet, Inc.
*
(Software) 157 12,830
Fortive Corp. (Machinery) 77 4,257
Fox Corp. - Class A (Media) 50 2,920
Fox Corp. - Class B (Media) 34 1,805
Franklin Resources, Inc. (Capital Markets) 74 1,748
Freeport-McMoRan, Inc. (Metals & Mining) 355 20,867
Garmin, Ltd. (Household Durables) 41 9,511
Gartner, Inc.
*
(IT Services) 17 2,692
GE HealthCare Technologies, Inc.
*
(Health Care
Equipment & Supplies) 112 7,972
GE Vernova, Inc. (Electrical Equipment) 68 59,356
Gen Digital, Inc. (Software) 134 2,523
Generac Holdings, Inc.
*
(Electrical Equipment) 14 2,735
General Dynamics Corp. (Aerospace & Defense) 63 21,623
General Electric Co. (Industrial Conglomerates) 261 74,064
General Mills, Inc. (Food Products) 131 4,876
General Motors Co. (Automobiles) 224 16,688
Genuine Parts Co. (Distributors) 34 3,595
Gilead Sciences, Inc. (Biotechnology) 308 42,926
Global Payments, Inc. (Financial Services) 58 3,903
Globe Life, Inc. (Insurance) 20 2,783
GoDaddy, Inc.
*
- Class A (IT Services) 32 2,645
Halliburton Co. (Energy Equipment & Services) 207 8,071
Hasbro, Inc. (Leisure Products) 33 3,089
HCA Healthcare, Inc. (Health Care Providers &
Services) 39 18,456
Healthpeak Properties, Inc. (Health Care REITs) 171 2,810
Henry Schein, Inc.
*
(Health Care Providers & Services) 25 1,843
Hewlett Packard Enterprise Co. (Technology Hardware,
Storage & Peripherals) 328 7,810

March 31, 2026 (unaudited) :: Schedule of Portfolio Investments
ProFund VP UltraBull
Common Stocks, continued
Shares Value
Hilton Worldwide Holdings, Inc. (Hotels, Restaurants &
Leisure) 57 $ 17,333
Hologic, Inc.
*
(Health Care Equipment & Supplies) 55 4,157
Honeywell International, Inc. (Industrial Conglomerates) 157 35,487
Hormel Foods Corp. (Food Products) 70 1,586
Host Hotels & Resorts, Inc. (Hotel & Resort REITs) 156 2,989
Howmet Aerospace, Inc. (Aerospace & Defense) 99 22,816
HP, Inc. (Technology Hardware, Storage & Peripherals) 226 4,341
Hubbell, Inc. (Electrical Equipment) 14 6,870
Humana, Inc. (Health Care Providers & Services) 30 5,202
Huntington Bancshares, Inc. (Banks) 502 7,856
Huntington Ingalls Industries, Inc. (Aerospace &
Defense) 10 3,799
IDEX Corp. (Machinery) 19 3,601
IDEXX Laboratories, Inc.
*
(Health Care Equipment &
Supplies) 20 11,238
Illinois Tool Works, Inc. (Machinery) 66 17,179
Incyte Corp.
*
(Biotechnology) 41 3,859
Ingersoll Rand, Inc. (Machinery) 87 6,970
Insulet Corp.
*
(Health Care Equipment & Supplies) 17 3,567
Intel Corp. (Semiconductors & Semiconductor
Equipment) 1,164 51,367
Interactive Brokers Group, Inc. - Class A (Capital
Markets) 110 7,378
Intercontinental Exchange, Inc. (Capital Markets) 141 22,176
International Business Machines Corp. (IT Services) 233 56,477
International Flavors & Fragrances, Inc. (Chemicals) 63 4,571
International Paper Co. (Containers & Packaging) 129 4,605
Intuit, Inc. (Software) 69 29,834
Intuitive Surgical, Inc.
*
(Health Care Equipment &
Supplies) 88 40,567
Invesco, Ltd. (Capital Markets) 108 2,623
Invitation Homes, Inc. (Residential REITs) 138 3,429
IQVIA Holdings, Inc.
*
(Life Sciences Tools & Services) 42 7,163
Iron Mountain, Inc. (Specialized REITs) 73 7,456
J.B. Hunt Transport Services, Inc. (Ground
Transportation) 19 4,026
Jabil, Inc. (Electronic Equipment, Instruments &
Components) 26 6,906
Jack Henry & Associates, Inc. (Financial Services) 18 2,845
Jacobs Solutions, Inc. (Professional Services) 29 3,691
Johnson & Johnson (Pharmaceuticals) 598 146,175
Johnson Controls International PLC (Building Products) 151 19,773
JPMorgan Chase & Co. (Banks) 670 197,086
Kenvue, Inc.
*
(Personal Care Products) 474 8,172
Keurig Dr Pepper, Inc. (Beverages) 336 8,847
KeyCorp (Banks) 231 4,632
Keysight Technologies, Inc.
*
(Electronic Equipment,
Instruments & Components) 42 11,860
Kimberly-Clark Corp. (Household Products) 82 7,911
Kimco Realty Corp. (Retail REITs) 165 3,708
Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels) 485 16,262
KKR & Co., Inc. (Capital Markets) 171 15,818
KLA Corp. (Semiconductors & Semiconductor
Equipment) 32 47,117
L3Harris Technologies, Inc. (Aerospace & Defense) 46 15,877
Labcorp Holdings, Inc. (Health Care Providers &
Services) 21 5,603
Lam Research Corp. (Semiconductors & Semiconductor
Equipment) 310 66,235
Las Vegas Sands Corp.
*
(Hotels, Restaurants & Leisure) 75 4,041
Leidos Holdings, Inc. (Professional Services) 31 4,821
Lennar Corp. - Class A (Household Durables) 53 4,603
Lennox International, Inc. (Building Products) 8 3,713
Linde PLC (Chemicals) 116 57,508
Common Stocks, continued
Shares Value
Live Nation Entertainment, Inc.
*
(Entertainment) 39 $ 5,948
Lockheed Martin Corp. - Class B (Aerospace &
Defense) 50 30,220
Loews Corp. (Insurance) 41 4,376
Lowe's Cos., Inc. (Specialty Retail) 139 32,843
Lululemon Athletica, Inc.
*
(Textiles, Apparel & Luxury
Goods) 26 3,981
Lumentum Holdings, Inc.
*
(Communications
Equipment) 18 12,650
LyondellBasell Industries N.V. - Class A (Chemicals) 63 5,075
M&T Bank Corp. (Banks) 38 7,855
Marathon Petroleum Corp. (Oil, Gas & Consumable
Fuels) 73 17,825
Marriott International, Inc. - Class A (Hotels, Restaurants
& Leisure) 55 18,072
Marsh & McLennan Cos., Inc. (Insurance) 121 20,987
Martin Marietta Materials, Inc. (Construction Materials) 15 8,830
Masco Corp. (Building Products) 50 3,019
MasterCard, Inc. - Class A (Financial Services) 202 100,931
McCormick & Co., Inc. (Food Products) 63 3,178
McDonald's Corp. (Hotels, Restaurants & Leisure) 177 55,010
McKesson Corp. (Health Care Providers & Services) 30 25,961
Medtronic PLC (Health Care Equipment & Supplies) 318 27,555
Merck & Co., Inc. (Pharmaceuticals) 617 74,219
Meta Platforms, Inc. - Class A (Interactive Media &
Services) 543 310,667
MetLife, Inc. (Insurance) 136 9,618
Mettler-Toledo International, Inc.
*
(Life Sciences Tools
& Services) 5 6,306
MGM Resorts International (Hotels, Restaurants &
Leisure) 46 1,702
Microchip Technology, Inc. (Semiconductors &
Semiconductor Equipment) 135 8,722
Micron Technology, Inc. (Semiconductors &
Semiconductor Equipment) 280 94,595
Microsoft Corp. (Software) 1,843 682,224
Mid-America Apartment Communities, Inc. (Residential
REITs) 29 3,541
Moderna, Inc.
*
(Biotechnology) 85 4,318
Molson Coors Beverage Co. - Class B (Beverages) 41 1,765
Mondelez International, Inc. - Class A (Food Products) 318 18,329
Monolithic Power Systems, Inc. (Semiconductors &
Semiconductor Equipment) 13 14,214
Monster Beverage Corp.
*
(Beverages) 177 12,825
Moody's Corp. (Capital Markets) 38 16,578
Morgan Stanley (Capital Markets) 298 49,041
Motorola Solutions, Inc. (Communications Equipment) 41 17,793
MSCI, Inc. (Capital Markets) 18 9,702
Nasdaq, Inc. (Capital Markets) 112 9,508
NetApp, Inc. (Technology Hardware, Storage &
Peripherals) 49 5,017
Netflix, Inc.
*
(Entertainment) 1,048 100,765
Newmont Corp. (Metals & Mining) 271 29,335
News Corp. - Class A (Media) 91 2,269
News Corp. - Class B (Media) 28 798
NextEra Energy, Inc. (Electric Utilities) 516 47,927
NIKE, Inc. - Class B (Textiles, Apparel & Luxury
Goods) 295 15,581
NiSource, Inc. (Multi-Utilities) 118 5,506
Nordson Corp. (Machinery) 14 3,725
Norfolk Southern Corp. (Ground Transportation) 56 16,072
Northern Trust Corp. (Capital Markets) 46 6,420
Northrop Grumman Corp. (Aerospace & Defense) 33 22,514
Norwegian Cruise Lines Holdings, Ltd.
*
(Hotels,
Restaurants & Leisure) 111 2,076

Schedule of Portfolio Investments :: March 31, 2026 (unaudited)
ProFund VP UltraBull
Common Stocks, continued
Shares Value
NRG Energy, Inc. (Electric Utilities) 53 $ 7,745
Nucor Corp. (Metals & Mining) 57 9,639
NVIDIA Corp. (Semiconductors & Semiconductor
Equipment) 6,032 1,051,980
NVR, Inc.
*
(Household Durables) 1 6,590
NXP Semiconductors N.V. (Semiconductors &
Semiconductor Equipment) 63 12,402
Occidental Petroleum Corp. (Oil, Gas & Consumable
Fuels) 178 11,570
Old Dominion Freight Line, Inc. (Ground
Transportation) 45 8,793
Omnicom Group, Inc. (Media) 77 5,799
ON Semiconductor Corp.
*
(Semiconductors &
Semiconductor Equipment) 97 6,006
ONEOK, Inc. (Oil, Gas & Consumable Fuels) 156 14,101
Oracle Corp. (Software) 421 61,933
O'Reilly Automotive, Inc.
*
(Specialty Retail) 208 19,200
Otis Worldwide Corp. (Machinery) 96 7,400
PACCAR, Inc. (Machinery) 131 15,131
Packaging Corp. of America (Containers & Packaging) 22 4,669
Palantir Technologies, Inc.
*
- Class A (Software) 567 82,941
Palo Alto Networks, Inc.
*
(Software) 201 32,224
Paramount Skydance Corp.
*(a)
- Class B (Media) 71 640
Parker-Hannifin Corp. (Machinery) 31 27,752
Paychex, Inc. (Professional Services) 80 7,370
PayPal Holdings, Inc.
*
(Financial Services) 228 10,312
Pentair PLC (Machinery) 40 3,484
PepsiCo, Inc. (Beverages) 340 52,799
Pfizer, Inc. (Pharmaceuticals) 1,409 39,565
PG&E Corp. (Electric Utilities) 543 9,541
Philip Morris International, Inc. (Tobacco) 387 63,986
Phillips 66 (Oil, Gas & Consumable Fuels) 99 18,036
Pinnacle West Capital Corp. (Electric Utilities) 29 2,922
PNC Financial Services Group, Inc. (Banks) 100 20,809
Pool Corp. (Distributors) 9 1,821
PPG Industries, Inc. (Chemicals) 56 5,985
PPL Corp. (Electric Utilities) 182 6,952
Principal Financial Group, Inc. (Insurance) 49 4,415
Prologis, Inc. (Industrial REITs) 231 30,534
Prudential Financial, Inc. (Insurance) 86 8,401
PTC, Inc.
*
(Software) 29 4,132
Public Service Enterprise Group, Inc. (Multi-Utilities) 124 10,038
Public Storage (Specialized REITs) 39 10,564
PulteGroup, Inc. (Household Durables) 47 5,528
Qnity Electronics, Inc. (Semiconductors &
Semiconductor Equipment) 52 6,000
QUALCOMM, Inc. (Semiconductors & Semiconductor
Equipment) 264 33,998
Quanta Services, Inc. (Construction & Engineering) 37 20,313
Quest Diagnostics, Inc. (Health Care Providers &
Services) 27 5,291
Ralph Lauren Corp. (Textiles, Apparel & Luxury Goods) 10 3,440
Raymond James Financial, Inc. (Capital Markets) 43 6,226
Realty Income Corp. (Retail REITs) 228 13,949
Regency Centers Corp. (Retail REITs) 40 3,026
Regeneron Pharmaceuticals, Inc. (Biotechnology) 25 19,316
Regions Financial Corp. (Banks) 213 5,564
Republic Services, Inc. (Commercial Services &
Supplies) 50 10,951
ResMed, Inc. (Health Care Equipment & Supplies) 36 8,081
Revvity, Inc. (Life Sciences Tools & Services) 28 2,453
Robinhood Markets, Inc.
*
- Class A (Capital Markets) 195 13,514
Rockwell Automation, Inc. (Electrical Equipment) 27 9,690
Rollins, Inc. (Commercial Services & Supplies) 73 3,899
Roper Technologies, Inc. (Software) 26 9,200
Common Stocks, continued
Shares Value
Ross Stores, Inc. (Specialty Retail) 80 $ 17,330
Royal Caribbean Cruises, Ltd. (Hotels, Restaurants &
Leisure) 63 17,336
RTX Corp. (Aerospace & Defense) 333 64,235
S&P Global, Inc. (Capital Markets) 76 32,326
Salesforce, Inc. (Software) 233 43,494
Sandisk Corp.
*
(Semiconductors) 37 23,508
SBA Communications Corp. - Class A (Specialized
REITs) 26 4,475
Seagate Technology Holdings PLC (Technology
Hardware, Storage & Peripherals) 54 21,155
Sempra (Multi-Utilities) 162 15,741
ServiceNow, Inc.
*
(Software) 259 27,078
Simon Property Group, Inc. (Retail REITs) 80 14,923
Skyworks Solutions, Inc. (Semiconductors &
Semiconductor Equipment) 36 1,928
SLB, Ltd. (Energy Equipment & Services) 371 19,066
Smurfit WestRock PLC (Containers & Packaging) 128 5,101
Snap-on, Inc. (Machinery) 14 5,085
Solventum Corp.
*
(Health Care Equipment & Supplies) 36 2,351
Southwest Airlines Co. (Passenger Airlines) 121 4,546
Stanley Black & Decker, Inc. (Machinery) 38 2,700
Starbucks Corp. (Hotels, Restaurants & Leisure) 282 25,264
State Street Corp. (Capital Markets) 69 8,733
Steel Dynamics, Inc. (Metals & Mining) 34 6,120
STERIS PLC (Health Care Equipment & Supplies) 25 5,528
Stryker Corp. (Health Care Equipment & Supplies) 85 27,930
Super Micro Computer, Inc.
*
(Technology Hardware,
Storage & Peripherals) 124 2,823
Synchrony Financial (Consumer Finance) 85 5,782
Synopsys, Inc.
*
(Software) 47 18,635
Sysco Corp. (Consumer Staples Distribution & Retail) 118 8,417
T. Rowe Price Group, Inc. (Capital Markets) 54 4,868
Take-Two Interactive Software, Inc.
*
(Entertainment) 43 8,493
Tapestry, Inc. (Textiles, Apparel & Luxury Goods) 50 7,056
Targa Resources Corp. (Oil, Gas & Consumable Fuels) 53 13,289
Target Corp. (Consumer Staples Distribution & Retail) 113 13,696
TE Connectivity, Ltd. (Electronic Equipment,
Instruments & Components) 73 15,258
Teledyne Technologies, Inc.
*
(Electronic Equipment,
Instruments & Components) 12 7,260
Teradyne, Inc. (Semiconductors & Semiconductor
Equipment) 39 11,562
Tesla, Inc.
*
(Automobiles) 698 259,481
Texas Instruments, Inc. (Semiconductors &
Semiconductor Equipment) 226 43,876
Texas Pacific Land Corp. (Oil, Gas & Consumable
Fuels) 14 6,644
Textron, Inc. (Aerospace & Defense) 43 3,765
The AES Corp. (Independent Power/Renewable
Electricity Producers) 175 2,466
The Bank of New York Mellon Corp. (Capital Markets) 171 20,286
The Boeing Co.
*
(Aerospace & Defense) 195 38,811
The Charles Schwab Corp. (Capital Markets) 413 38,813
The Cigna Group (Health Care Providers & Services) 66 17,606
The Clorox Co. (Household Products) 30 3,109
The Coca-Cola Co. (Beverages) 960 73,009
The Cooper Cos., Inc.
*
(Health Care Equipment &
Supplies) 48 3,432
The Estee Lauder Cos., Inc. (Personal Care Products) 61 4,378
The Goldman Sachs Group, Inc. (Capital Markets) 75 63,448
The Hartford Financial Services Group, Inc. (Insurance) 69 9,331
The Hershey Co. (Food Products) 37 7,692
The Home Depot, Inc. (Specialty Retail) 247 81,236
The J.M. Smucker Co. (Food Products) 26 2,507

March 31, 2026 (unaudited) :: Schedule of Portfolio Investments
ProFund VP UltraBull
Common Stocks, continued
Shares Value
The Kraft Heinz Co. (Food Products) 209 $ 4,700
The Kroger Co. (Consumer Staples Distribution &
Retail) 143 10,347
The Mosaic Co. (Chemicals) 77 1,964
The Procter & Gamble Co. (Household Products) 576 83,197
The Progressive Corp. (Insurance) 145 28,746
The Sherwin-Williams Co. (Chemicals) 57 18,271
The Southern Co. (Electric Utilities) 273 26,350
The TJX Cos., Inc. (Specialty Retail) 276 44,077
The Trade Desk, Inc.
*
- Class A (Media) 108 2,451
The Travelers Cos., Inc. (Insurance) 54 15,751
The Walt Disney Co. (Entertainment) 440 42,407
The Williams Cos., Inc. (Oil, Gas & Consumable Fuels) 303 22,052
Thermo Fisher Scientific, Inc. (Life Sciences Tools &
Services) 93 45,711
TKO Group Holdings, Inc. (Entertainment) 16 3,226
T-Mobile U.S., Inc. (Wireless Telecommunication
Services) 118 24,784
Tractor Supply Co. (Specialty Retail) 129 5,844
Trane Technologies PLC (Building Products) 55 22,922
TransDigm Group, Inc.
*
(Aerospace & Defense) 14 16,225
Trimble, Inc.
*
(Electronic Equipment, Instruments &
Components) 58 3,783
Truist Financial Corp. (Banks) 313 14,389
Tyler Technologies, Inc.
*
(Software) 11 3,766
Tyson Foods, Inc. - Class A (Food Products) 70 4,485
U.S. Bancorp (Banks) 385 20,024
Uber Technologies, Inc.
*
(Ground Transportation) 511 36,756
UDR, Inc. (Residential REITs) 73 2,466
Ulta Beauty, Inc.
*
(Specialty Retail) 12 6,273
Union Pacific Corp. (Ground Transportation) 147 35,665
United Airlines Holdings, Inc.
*
(Passenger Airlines) 80 7,366
United Parcel Service, Inc. - Class B (Air Freight &
Logistics) 183 18,004
United Rentals, Inc. (Trading Companies & Distributors) 15 10,928
UnitedHealth Group, Inc. (Health Care Providers &
Services) 225 60,883
Universal Health Services, Inc. - Class B (Health Care
Providers & Services) 14 2,506
Valero Energy Corp. (Oil, Gas & Consumable Fuels) 76 18,778
Ventas, Inc. (Health Care REITs) 117 9,568
Veralto Corp.
*
(Commercial Services & Supplies) 61 5,394
VeriSign, Inc. (IT Services) 21 5,216
Verisk Analytics, Inc. (Professional Services) 34 6,452
Verizon Communications, Inc. (Diversified
Telecommunication Services) 1,045 52,459
Vertex Pharmaceuticals, Inc.
*
(Biotechnology) 64 28,579
Vertiv Holdings Company - Class A (Electrical
Equipment) 95 23,805
Viatris, Inc. (Pharmaceuticals) 284 3,837
VICI Properties, Inc. (Specialized REITs) 263 7,185
Visa, Inc. - Class A (Financial Services) 417 126,034
Vistra Corp. (Independent Power/Renewable Electricity
Producers) 79 11,876
Vulcan Materials Co. (Construction Materials) 33 8,986
W.R. Berkley Corp. (Insurance) 74 4,905
W.W. Grainger, Inc. (Trading Companies & Distributors) 11 11,999
Wabtec Corp. (Machinery) 42 10,496
Walmart, Inc. (Consumer Staples Distribution & Retail) 1,089 135,341
Warner Bros. Discovery, Inc.
*
(Entertainment) 614 16,860
Waste Management, Inc. (Commercial Services &
Supplies) 92 21,140
Waters Corp.
*
(Life Sciences Tools & Services) 25 7,445
WEC Energy Group, Inc. (Multi-Utilities) 80 9,262
Wells Fargo & Co. (Banks) 768 61,140
Common Stocks, continued
Shares Value
Welltower, Inc. (Health Care REITs) 174 $ 34,401
West Pharmaceutical Services, Inc. (Life Sciences Tools
& Services) 18 4,512
Western Digital Corp. (Technology Hardware, Storage &
Peripherals) 84 22,721
Weyerhaeuser Co. (Specialized REITs) 178 4,349
Williams-Sonoma, Inc. (Specialty Retail) 29 5,288
Willis Towers Watson PLC (Insurance) 24 6,977
Workday, Inc.
*
- Class A (Software) 53 6,886
Wynn Resorts, Ltd. (Hotels, Restaurants & Leisure) 21 2,133
Xcel Energy, Inc. (Electric Utilities) 146 11,598
Xylem, Inc. (Machinery) 61 7,290
Yum! Brands, Inc. (Hotels, Restaurants & Leisure) 69 10,728
Zebra Technologies Corp.
*
(Electronic Equipment,
Instruments & Components) 13 2,718
Zimmer Biomet Holdings, Inc. (Health Care Equipment
& Supplies) 49 4,431
Zoetis, Inc. (Pharmaceuticals) 105 12,412
TOTAL COMMON STOCKS
  (Cost $2,700,961) 13,873,912
Repurchase Agreements
(c)(d)
( 19.0% )
Principal
Amount Value
Repurchase Agreements with various counterparties,
rates 3.40%-3.54%, dated 3/31/26, due 4/1/26, total to
be received $3,537,345 $ 3,537,000 3,537,000
TOTAL REPURCHASE AGREEMENTS
(Cost $3,537,000) 3,537,000
Collateral for Securities Loaned
(e)
( NM )
Shares Value
Invesco Government & Agency Portfolio — Institutional
Shares,  3.67%
(f)
1,649 1,649
TOTAL COLLATERAL FOR SECURITIES
LOANED
  (Cost $1,649) 1,649
TOTAL INVESTMENT SECURITIES
  (Cost $6,480,983)— 94.9% 17,653,934
Net other assets (liabilities) —  5.1% 953,519
NET ASSETS — 100.0% $ 18,607,453
*
Non-income producing security.
(a)
All or part of this security was on loan as of March 31, 2026. The total value of securities on loan as of March 31, 2026 was $1,611.
(b)
Number of shares is less than 0.50.
(c)
A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At March 31, 2026, the aggregate amount held in a segregated account was $2,603,000.
(d)
The ProFund VP invests in Repurchase Agreements jointly with other funds in the
Trust.  See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(e)
Securities were purchased with cash collateral held from securities on loan at March
31, 2026.
(f)
Rate periodically changes. Rate disclosed is the daily yield as of March 31, 2026.
NM
Not meaningful, amount is less than 0.05%
REIT
Real Estate Investment Trust

Schedule of Portfolio Investments :: March 31, 2026 (unaudited)
ProFund VP UltraBull
Futures Contracts Purchased
Number of
Contracts Expiration Date Notional Amount
Value and
Unrealized
Appreciation/
(Depreciation)
E-mini S&P 500 Futures Contracts 9 6/22/26 $ 2,956,838 $ (70,492)
Total Return Swap Agreements—Long
Underlying Instrument Counterparty
Termination
Date
(1)
Rate Paid
(Received)
(2)
Notional Amount
Value and
Unrealized
Appreciation/
(Depreciation)
S&P 500 Goldman Sachs International 4/27/26 4.39% $ 7,347,849 $ 177,071
SPDR S&P 500 ETF Goldman Sachs International 4/27/26 4.30% 1,046,976 25,675
$8,394,825 $202,746
S&P 500 UBS AG 4/27/26 4.44% $7,990,908 $171,160
SPDR S&P 500 ETF UBS AG 4/27/26 4.44% 3,987,662 79,358
$11,978,570 $250,518
$20,373,395 $453,264
(1)
Agreements may be terminated at will by either party without penalty.  Payment is due at termination/maturity.
(2)
Reflects the floating financing rate, as of March 31, 2026, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.  This amount is included as part of the unrealized appreciation/(depreciation).
ProFund VP UltraBull invested in the following industries as of March 31, 2026:
Value
% of Net
Assets
Aerospace & Defense $ 248,379 1.3%
Air Freight & Logistics 46,780 0.3%
Automobile Components 3,680 NM
Automobiles 287,363 1.5%
Banks 485,436 2.6%
Beverages 155,605 0.8%
Biotechnology 248,223 1.3%
Broadline Retail 515,250 2.9%
Building Products 67,484 0.4%
Capital Markets 446,369 2.4%
Chemicals 162,578 0.9%
Commercial Services & Supplies 62,863 0.3%
Communications Equipment 155,629 0.8%
Construction & Engineering 41,584 0.2%
Construction Materials 35,266 0.2%
Consumer Finance 74,288 0.4%
Consumer Staples Distribution & Retail 288,866 1.6%
Containers & Packaging 26,089 0.1%
Distributors 5,416 NM
Diversified Telecommunication Services 102,757 0.6%
Electric Utilities 231,508 1.3%
Electrical Equipment 167,581 0.9%
Electronic Equipment, Instruments & Components 127,259 0.7%
Energy Equipment & Services 42,094 0.2%
Entertainment 189,116 1.0%
Financial Services 496,853 2.6%
Food Products 63,087 0.3%
Gas Utilities 7,574 NM
Value
% of Net
Assets
Ground Transportation $ 120,195 0.6%
Health Care Equipment & Supplies 247,530 1.3%
Health Care Providers & Services 214,736 1.2%
Health Care REITs 46,779 0.3%
Hotel & Resort REITs 2,989 NM
Hotels, Restaurants & Leisure 247,085 1.3%
Household Durables 35,563 0.2%
Household Products 116,684 0.6%
Independent Power/Renewable Electricity Producers 14,342 0.1%
Industrial Conglomerates 128,576 0.7%
Industrial REITs 30,534 0.2%
Insurance 240,355 1.3%
Interactive Media & Services 1,058,948 5.7%
IT Services 110,304 0.6%
Leisure Products 3,089 NM
Life Sciences Tools & Services 115,375 0.6%
Machinery 257,912 1.4%
Media 50,847 0.3%
Metals & Mining 65,961 0.4%
Multi-Utilities 91,615 0.5%
Office REITs 3,632 NM
Oil, Gas & Consumable Fuels 513,579 2.8%
Passenger Airlines 22,615 0.1%
Personal Care Products 12,550 0.1%
Pharmaceuticals 487,111 2.7%
Prime Broker Cash 241,373 1.3%
Professional Services 52,562 0.3%
Real Estate Management & Development 13,989 0.1%
Residential REITs 26,534 0.1%

March 31, 2026 (unaudited) :: Schedule of Portfolio Investments
ProFund VP UltraBull
Value
% of Net
Assets
Retail REITs $ 37,730 0.2%
Semiconductors 23,508 0.1%
Semiconductors & Semiconductor Equipment 2,007,446 10.8%
Software 1,146,408 6.1%
Specialized REITs 108,875 0.6%
Specialty Retail 239,687 1.3%
Technology Hardware, Storage & Peripherals 1,000,824 5.4%
Textiles, Apparel & Luxury Goods 33,561 0.2%
Tobacco 91,438 0.5%
Trading Companies & Distributors 36,151 0.2%
Water Utilities 6,532 NM
Wireless Telecommunication Services 24,784 0.1%
Other
**
4,492,168 24.1%
Total $ 18,607,453 100.0%
**
Includes any non-equity securities and other net assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM
Not meaningful, amount is less than 0.05%
REIT
Real Estate Investment Trust

Schedule of Portfolio Investments :: March 31, 2026 (unaudited)
ProFund VP UltraMid-Cap
Common Stocks (71.3%)
Shares Value
AAON, Inc. (Building Products) 140 $ 11,585
Abercrombie & Fitch Co.
*
- Class A (Specialty Retail) 95 8,680
Acuity, Inc. (Electrical Equipment) 63 17,654
Advanced Drainage Systems, Inc. (Building Products) 149 20,432
Advanced Energy Industries, Inc. (Electronic Equipment,
Instruments & Components) 78 25,171
AECOM
*
(Construction & Engineering) 268 22,732
AeroVironment, Inc.
*
(Aerospace & Defense) 66 12,081
Affiliated Managers Group, Inc. (Capital Markets) 58 16,049
AGCO Corp. (Machinery) 125 14,484
Agree Realty Corp. (Retail REITs) 249 18,769
Alaska Air Group, Inc.
*
(Passenger Airlines) 238 8,754
Albertsons Cos., Inc. - Class A (Consumer Staples
Distribution & Retail) 768 13,087
Alcoa Corp. (Metals & Mining) 537 35,619
Allegro MicroSystems, Inc.
*
(Semiconductors &
Semiconductor Equipment) 258 8,135
Ally Financial, Inc. (Consumer Finance) 582 22,832
American Airlines Group, Inc.
*
(Passenger Airlines) 1,370 14,713
American Financial Group, Inc. (Insurance) 144 18,390
American Healthcare REIT, Inc. (Health Care REITs) 368 17,355
American Homes 4 Rent - Class A (Residential REITs) 676 18,874
Amkor Technology, Inc. (Semiconductors &
Semiconductor Equipment) 236 10,627
Annaly Capital Management, Inc. (Mortgage REITs) 1,490 31,513
Antero Midstream Corp. (Oil, Gas & Consumable Fuels) 687 15,664
Antero Resources Corp.
*
(Oil, Gas & Consumable Fuels) 608 25,804
API Group Corp.
*
(Industrial Support Services) 796 32,254
Appfolio, Inc.
*
- Class A (Software) 50 7,891
Applied Industrial Technologies, Inc. (Trading
Companies & Distributors) 77 20,430
AptarGroup, Inc. (Containers & Packaging) 134 16,887
Aramark (Hotels, Restaurants & Leisure) 545 22,094
Arrow Electronics, Inc.
*
(Electronic Equipment,
Instruments & Components) 106 15,201
Arrowhead Pharmaceuticals, Inc.
*
(Biotechnology) 291 18,246
Ashland, Inc. (Chemicals) 95 5,283
Associated Banc-Corp. (Banks) 339 8,767
ATI, Inc. (Metals & Mining) 282 41,020
Autoliv, Inc. (Automobile Components) 143 15,038
AutoNation, Inc.
*
(Specialty Retail) 54 10,544
Avantor, Inc.
*
(Life Sciences Tools & Services) 1,415 11,094
Avient Corp. (Chemicals) 190 6,897
Avis Budget Group, Inc.
*(a)
(Ground Transportation) 35 5,105
Avnet, Inc. (Electronic Equipment, Instruments &
Components) 170 10,475
Axalta Coating Systems, Ltd.
*
(Chemicals) 443 12,271
Bank OZK (Banks) 215 9,866
Bath & Body Works, Inc. (Retail - Discretionary) 425 7,935
Belden, Inc. (Electronic Equipment, Instruments &
Components) 82 9,416
BellRing Brands, Inc.
*
(Personal Care Products) 243 3,910
Bentley Systems, Inc. - Class B (Software) 309 10,852
BILL Holdings, Inc.
*
(Software) 183 7,009
BioMarin Pharmaceutical, Inc.
*
(Biotechnology) 399 22,540
Bio-Rad Laboratories, Inc.
*
- Class A (Life Sciences
Tools & Services) 38 10,593
BJ's Wholesale Club Holdings, Inc.
*
(Consumer Staples
Distribution & Retail) 271 26,672
Black Hills Corp. (Multi-Utilities) 157 10,898
Blackbaud, Inc. (Software) 74 2,857
Booz Allen Hamilton Holding Corporation (Professional
Services) 250 19,508
BorgWarner, Inc. (Automobile Components) 430 23,332
Boyd Gaming Corp. (Hotels, Restaurants & Leisure) 120 9,862
Brighthouse Financial, Inc.
*
(Insurance) 119 7,126
Brixmor Property Group, Inc. (Retail REITs) 636 18,317
Common Stocks, continued
Shares Value
Bruker Corp.
*
(Life Sciences Tools & Services) 230 $ 8,308
Brunswick Corp. (Leisure Products) 135 9,822
Burlington Stores, Inc.
*
(Specialty Retail) 129 41,973
BWX Technologies, Inc. (Aerospace & Defense) 190 38,853
Cabot Corp. (Chemicals) 108 8,133
CACI International, Inc.
*
- Class A (Professional
Services) 46 25,017
Capri Holdings, Ltd.
*
(Textiles, Apparel & Luxury
Goods) 247 4,352
CareTrust REIT, Inc. (Health Care REITs) 463 16,969
Carlisle Cos., Inc. (Building Products) 85 28,357
Carpenter Technology Corp. (Metals & Mining) 103 40,597
Casey's General Stores, Inc. (Consumer Staples
Distribution & Retail) 77 56,046
Cava Group, Inc.
*
(Leisure Facilities & Services) 207 16,747
Celsius Holdings, Inc.
*
(Beverages) 332 11,779
Chart Industries, Inc.
*
(Machinery) 93 19,228
Chemed Corp. (Health Care Providers & Services) 29 10,954
Chewy, Inc.
*
- Class A (Specialty Retail) 495 13,365
Choice Hotels International, Inc.
*(a)
(Hotels, Restaurants
& Leisure) 43 4,451
Chord Energy Corp. (Oil, Gas & Consumable Fuels) 118 16,777
Churchill Downs, Inc. (Hotels, Restaurants & Leisure) 137 12,307
Cirrus Logic, Inc.
*
(Semiconductors & Semiconductor
Equipment) 106 15,330
Clean Harbors, Inc.
*
(Commercial Services & Supplies) 104 29,820
Cleveland-Cliffs, Inc.
*
(Metals & Mining) 1,183 9,996
CNH Industrial N.V. (Machinery) 1,836 20,196
CNO Financial Group, Inc. (Insurance) 196 8,048
CNX Resources Corp.
*
(Oil, Gas & Consumable Fuels) 295 11,372
Coca-Cola Consolidated, Inc. (Beverages) 117 22,434
Cognex Corp. (Electronic Equipment, Instruments &
Components) 344 16,853
Columbia Banking System, Inc. (Banks) 613 16,815
Columbia Sportswear Co. (Textiles, Apparel & Luxury
Goods) 53 2,905
Commerce Bancshares, Inc. (Banks) 284 13,973
Commercial Metals Co. (Metals & Mining) 230 14,129
CommVault Systems, Inc.
*
(Software) 91 7,088
Concentrix Corp. (Professional Services) 91 2,490
COPT Defense Properties (Office REITs) 234 7,160
Core & Main, Inc.
*
- Class A (Trading Companies &
Distributors) 392 19,365
Corebridge Financial, Inc (Financial Services) 530 12,646
Coty, Inc. - Class A (Personal Care Products) 767 1,542
Cousins Properties, Inc. (Office REITs) 349 7,877
Crane Co. (Machinery) 102 17,442
Crane NXT Co. (Electronic Equipment, Instruments &
Components) 102 4,140
Crocs, Inc.
*
(Textiles, Apparel & Luxury Goods) 104 8,634
Crown Holdings, Inc. (Containers & Packaging) 233 23,358
CubeSmart (Specialized REITs) 473 17,335
Cullen/Frost Bankers, Inc. (Banks) 131 17,957
Curtiss-Wright Corp. (Aerospace & Defense) 76 51,766
Cytokinetics, Inc.
*
(Biotechnology) 254 16,741
Darling Ingredients, Inc.
*
(Food Products) 328 20,286
DENTSPLY SIRONA, Inc. (Health Care Equipment &
Supplies) 414 4,802
Dick's Sporting Goods, Inc. (Specialty Retail) 138 27,364
DocuSign, Inc.
*
(Software) 415 19,675
Dolby Laboratories, Inc.
*
- Class A (Software) 126 7,568
Donaldson Co., Inc. (Machinery) 239 20,284
Doximity, Inc.
*
- Class A (Health Care Technology) 278 6,477
Dropbox, Inc.
*
- Class A (Software) 362 8,225
DT Midstream, Inc. (Oil, Gas & Consumable Fuels) 211 28,415
Duolingo, Inc.
*
(Diversified Consumer Services) 83 8,181
Dutch Bros, Inc.
*
(Leisure Facilities & Services) 264 13,374

March 31, 2026 (unaudited) :: Schedule of Portfolio Investments
ProFund VP UltraMid-Cap
Common Stocks, continued
Shares Value
Dycom Industries, Inc.
*
(Construction & Engineering) 62 $ 21,007
Dynatrace, Inc.
*
(Software) 619 22,891
Eagle Materials, Inc. (Construction Materials) 65 12,314
East West Bancorp, Inc. (Banks) 285 30,426
EastGroup Properties, Inc. (Industrial REITs) 110 20,359
Elanco Animal Health, Inc.
*
(Pharmaceuticals) 1,031 24,672
elf Beauty, Inc.
*
(Personal Care Products) 123 7,455
Encompass Health Corp. (Health Care Providers &
Services) 209 20,217
EnerSys (Electrical Equipment) 76 13,203
Entegris, Inc. (Semiconductors & Semiconductor
Equipment) 315 36,930
Envista Holdings Corp.
*
(Health Care Equipment &
Supplies) 340 8,626
EPR Properties (Specialized REITs) 158 7,894
Equitable Holdings, Inc. (Financial Services) 588 21,821
Equity LifeStyle Properties, Inc. (Residential REITs) 402 25,093
Esab Corp. (Machinery) 118 11,406
Essent Group, Ltd. (Financial Services) 198 11,571
Essential Utilities, Inc. (Water Utilities) 587 23,638
Euronet Worldwide, Inc.
*
(Financial Services) 81 5,376
Evercore, Inc. (Capital Markets) 80 23,880
Exelixis, Inc.
*
(Biotechnology) 539 23,118
ExlService Holdings, Inc.
*
(Professional Services) 326 9,927
Exponent, Inc. (Professional Services) 103 6,721
F.N.B. Corp. (Banks) 741 12,390
Fabrinet
*
(Electronic Equipment, Instruments &
Components) 74 38,592
Federated Hermes, Inc. - Class B (Capital Markets) 153 8,677
Fidelity National Financial, Inc. (Insurance) 529 24,535
First American Financial Corp. (Insurance) 211 12,721
First Financial Bankshares, Inc. (Banks) 270 7,952
First Horizon Corp. (Banks) 1,006 22,897
First Industrial Realty Trust, Inc. (Industrial REITs) 275 15,909
FirstCash Holdings, Inc. (Consumer Finance) 80 15,040
Five Below, Inc.
*
(Specialty Retail) 114 26,047
Flex, Ltd.
*
(Electronic Equipment, Instruments &
Components) 763 49,947
Floor & Decor Holdings, Inc.
*
- Class A (Specialty
Retail) 224 11,379
Flowers Foods, Inc. (Food Products) 438 3,570
Flowserve Corp. (Machinery) 264 19,407
Fluor Corp. (Construction & Engineering) 334 15,581
Fortune Brands Innovations, Inc. (Building Products) 249 9,704
FTI Consulting, Inc.
*
(Professional Services) 63 11,137
GameStop Corp. - Class A (Specialty Retail) 855 19,699
Gaming and Leisure Properties, Inc. (Specialized REITs) 587 26,045
GATX Corp. (Trading Companies & Distributors) 74 12,635
Genpact, Ltd. (Professional Services) 329 12,255
Gentex Corp. (Automobile Components) 454 9,920
Glacier Bancorp, Inc. (Banks) 267 11,927
Globus Medical, Inc.
*
(Health Care Equipment &
Supplies) 231 19,903
Graco, Inc. (Machinery) 344 29,120
Graham Holdings Co. - Class B (Diversified Consumer
Services) 7 7,401
Grand Canyon Education, Inc.
*
(Diversified Consumer
Services) 57 9,692
Graphic Packaging Holding Co. (Containers &
Packaging) 612 6,083
Greif, Inc. - Class A (Containers & Packaging) 51 3,421
Guidewire Software, Inc.
*
(Software) 176 26,322
GXO Logistics, Inc.
*
(Air Freight & Logistics) 238 12,340
H&R Block, Inc. (Diversified Consumer Services) 263 8,348
Common Stocks, continued
Shares Value
Haemonetics Corp.
*
(Health Care Equipment &
Supplies) 96 $ 5,411
Halozyme Therapeutics, Inc.
*
(Biotechnology) 244 15,770
Hamilton Lane, Inc. - Class A (Capital Markets) 85 8,449
Hancock Whitney Corp. (Banks) 171 10,874
Harley-Davidson, Inc. (Automobiles) 245 4,954
Healthcare Realty Trust, Inc. (Health Care REITs) 724 12,301
HealthEquity, Inc.
*
(Health Care Providers & Services) 177 14,792
Hecla Mining Co. (Metals & Mining) 1,390 25,896
Hexcel Corp. (Aerospace & Defense) 157 12,706
HF Sinclair Corp. (Oil, Gas & Consumable Fuels) 324 20,214
Hilton Grand Vacations, Inc.
*
(Hotels, Restaurants &
Leisure) 124 4,851
Hims & Hers Health, Inc.
*
(Health Care Providers &
Services) 432 8,968
Home BancShares, Inc. (Banks) 380 10,233
Houlihan Lokey, Inc. (Capital Markets) 113 16,229
Hyatt Hotels Corp.
*
- Class A (Hotels, Restaurants &
Leisure) 86 12,366
IDACORP, Inc. (Electric Utilities) 112 16,013
Illumina, Inc.
*
(Life Sciences Tools & Services) 317 39,072
Independence Realty Trust, Inc. (Residential REITs) 491 7,311
Ingredion, Inc. (Food Products) 131 14,758
InterDigital, Inc. (Software) 53 16,006
International Bancshares Corp. (Banks) 112 7,536
IPG Photonics Corp.
*
(Electronic Equipment,
Instruments & Components) 52 5,959
ITT, Inc. (Machinery) 178 33,913
Janus Henderson Group PLC (Capital Markets) 256 13,151
Jazz Pharmaceuticals PLC
*
(Pharmaceuticals) 126 23,820
Jefferies Financial Group, Inc. (Capital Markets) 343 14,156
Jones Lang LaSalle, Inc.
*
(Real Estate Management &
Development) 98 29,823
KB Home (Household Durables) 131 6,779
KBR, Inc. (Professional Services) 263 9,694
Kilroy Realty Corp. (Office REITs) 226 6,375
Kinsale Capital Group, Inc. (Insurance) 46 15,716
Kirby Corp.
*
(Marine Transportation) 112 14,883
Kite Realty Group Trust (Retail REITs) 449 11,023
Knife River Corp. (Construction Materials) 118 9,635
Knight-Swift Transportation Holdings, Inc. (Ground
Transportation) 337 19,404
Kratos Defense & Security Solutions, Inc.
*
(Aerospace
& Defense) 383 27,005
Kyndryl Holdings, Inc.
*
(IT Services) 474 6,219
Lamar Advertising Co. - Class A (Specialized REITs) 180 22,799
Lancaster Colony Corp. (Food Products) 42 5,810
Landstar System, Inc. (Ground Transportation) 71 11,382
Lantheus Holdings, Inc.
*
(Health Care Equipment &
Supplies) 138 10,467
Lattice Semiconductor Corp.
*
(Semiconductors &
Semiconductor Equipment) 284 26,344
Lear Corp. (Automobile Components) 105 12,713
Lincoln Electric Holdings, Inc. (Machinery) 114 28,395
Lithia Motors, Inc. - Class A (Specialty Retail) 50 12,486
Littelfuse, Inc. (Electronic Equipment, Instruments &
Components) 52 17,646
LivaNova PLC
*
(Health Care Equipment & Supplies) 113 7,182
Louisiana-Pacific Corp. (Paper & Forest Products) 131 9,530
MACOM Technology Solutions Holdings, Inc.
*
(Semiconductors & Semiconductor Equipment) 134 29,757
Macy's, Inc. (Broadline Retail) 552 9,986
Manhattan Associates, Inc.
*
(Software) 124 16,507
Maplebear, Inc.
*
(Consumer Staples Distribution &
Retail) 381 14,272

Schedule of Portfolio Investments :: March 31, 2026 (unaudited)
ProFund VP UltraMid-Cap
Common Stocks, continued
Shares Value
Masimo Corp.
*
(Health Care Equipment & Supplies) 95 $ 16,898
MasTec, Inc.
*
(Construction & Engineering) 127 40,861
Matador Resources Co. (Oil, Gas & Consumable Fuels) 242 15,290
Mattel, Inc.
*
(Leisure Products) 645 9,372
Maximus, Inc. (Professional Services) 113 7,243
Medpace Holdings, Inc.
*
(Life Sciences Tools &
Services) 47 22,569
MGIC Investment Corp. (Financial Services) 455 11,944
MKS, Inc. (Semiconductors & Semiconductor
Equipment) 139 31,944
Moog, Inc. - Class A (Aerospace & Defense) 59 17,266
Morningstar, Inc. (Capital Markets) 48 8,114
MP Materials Corp.
*
(Metals & Mining) 279 13,465
MSA Safety, Inc. (Commercial Services & Supplies) 76 12,460
MSC Industrial Direct Co., Inc. (Trading Companies &
Distributors) 95 8,766
Mueller Industries, Inc. (Machinery) 230 25,484
Murphy Oil Corp. (Oil, Gas & Consumable Fuels) 278 11,468
Murphy USA, Inc. (Specialty Retail) 35 17,289
National Fuel Gas Co. (Gas Utilities) 197 18,511
National Storage Affiliates Trust (Specialized REITs) 147 5,548
Neurocrine Biosciences, Inc.
*
(Biotechnology) 208 27,402
New Jersey Resources Corp. (Gas Utilities) 209 11,478
New York Community Bancorp, Inc. (Banks) 621 8,179
NewMarket Corp. (Chemicals) 16 10,255
Nexstar Media Group, Inc. (Media) 59 10,669
Nextpower, Inc.
*
- Class A (Electrical Equipment) 308 37,129
NNN REIT, Inc. (Retail REITs) 394 16,560
NorthWestern Energy Group, Inc. (Multi-Utilities) 127 8,374
NOV, Inc. (Energy Equipment & Services) 748 14,070
Novanta, Inc.
*
(Electronic Equipment, Instruments &
Components) 74 8,740
Nutanix, Inc.
*
- Class A (Software) 561 21,324
nVent Electric PLC (Electrical Equipment) 335 39,624
OGE Energy Corp. (Electric Utilities) 426 20,431
Okta, Inc.
*
(IT Services) 352 27,706
Old National Bancorp (Banks) 719 15,890
Old Republic International Corp. (Insurance) 472 18,833
Olin Corp. (Chemicals) 236 7,016
Ollie's Bargain Outlet Holdings, Inc.
*
(Broadline Retail) 127 11,689
Omega Healthcare Investors, Inc. (Health Care REITs) 613 26,862
ONE Gas, Inc. (Gas Utilities) 124 10,680
Onto Innovation, Inc.
*
(Semiconductors &
Semiconductor Equipment) 103 21,122
Option Care Health, Inc.
*
(Health Care Providers &
Services) 329 8,857
Ormat Technologies, Inc. (Independent Power/
Renewable Electricity Producers) 126 14,102
Oshkosh Corp. (Machinery) 131 19,285
Ovintiv, Inc. (Oil, Gas & Consumable Fuels) 576 34,190
Owens Corning (Building Products) 171 18,506
Park Hotels & Resorts, Inc. (Hotel & Resort REITs) 415 4,370
Parsons Corp.
*
(Professional Services) 110 5,959
Paylocity Holding Corp.
*
(Professional Services) 91 9,832
PBF Energy, Inc. - Class A (Oil, Gas & Consumable
Fuels) 172 8,191
Pegasystems, Inc. (Software) 189 8,044
Penske Automotive Group, Inc. (Specialty Retail) 38 5,682
Penumbra, Inc.
*
(Health Care Equipment & Supplies) 81 26,598
Performance Food Group Co.
*
(Consumer Staples
Distribution & Retail) 326 27,925
Permian Resources Corp. (Oil, Gas & Consumable
Fuels) 1,536 32,747
Pilgrim's Pride Corp.
*
(Food Products) 89 3,361
Pinnacle Financial Partners, Inc. (Banks) 312 26,875
Common Stocks, continued
Shares Value
Pinterest, Inc.
*
- Class A (Interactive Media & Services) 1,215 $ 22,283
Planet Fitness, Inc.
*
- Class A (Hotels, Restaurants &
Leisure) 172 12,793
Polaris, Inc. (Leisure Products) 111 6,050
Portland General Electric Co. (Electric Utilities) 233 12,295
Post Holdings, Inc.
*
(Food Products) 88 8,700
Primerica, Inc. (Insurance) 66 16,532
Prosperity Bancshares, Inc. (Banks) 210 14,108
Pure Storage, Inc.
*
- Class A (Technology Hardware,
Storage & Peripherals) 651 38,435
PVH Corp. (Textiles, Apparel & Luxury Goods) 95 6,627
Qualys, Inc.
*
(Software) 74 6,501
Rambus, Inc.
*
(Semiconductors & Semiconductor
Equipment) 223 19,185
Range Resources Corp. (Oil, Gas & Consumable Fuels) 492 22,229
Rayonier, Inc. (Specialized REITs) 577 11,898
Rb Global, Inc.
*
(Commercial Services & Supplies) 385 36,902
RBC Bearings, Inc.
*
(Machinery) 66 35,845
Regal Rexnord Corp. (Electrical Equipment) 138 25,842
Reinsurance Group of America, Inc. (Insurance) 136 27,765
Reliance, Inc. (Metals & Mining) 108 32,823
RenaissanceRe Holdings, Ltd. (Insurance) 90 26,751
Repligen Corp.
*
(Life Sciences Tools & Services) 110 12,960
Rexford Industrial Realty, Inc. (Industrial REITs) 478 15,645
RH
*
(Specialty Retail) 32 4,474
RLI Corp. (Insurance) 191 10,895
Roivant Sciences, Ltd.
*
(Biotechnology) 935 25,900
Royal Gold, Inc. (Metals & Mining) 168 42,755
RPM International, Inc. (Chemicals) 266 26,441
Ryan Specialty Holdings, Inc.
*
(Insurance) 237 7,996
Ryder System, Inc. (Ground Transportation) 82 16,786
Sabra Health Care REIT, Inc. (Health Care REITs) 523 10,057
Saia, Inc.
*
(Ground Transportation) 55 19,320
Science Applications International Corp. (Professional
Services) 94 8,922
SEI Investments Co. (Capital Markets) 193 15,145
Selective Insurance Group, Inc. (Insurance) 125 9,424
Sensata Technologies Holding PLC (Electrical
Equipment) 302 10,636
Service Corp. International (Diversified Consumer
Services) 289 23,845
Shift4 Payments, Inc.
*(a)
- Class A (Financial Services) 140 6,122
Silicon Laboratories, Inc.
*
(Semiconductors &
Semiconductor Equipment) 68 14,154
Siligan Holdings, Inc. (Containers & Packaging) 182 7,062
Simpson Manufacturing Co., Inc. (Building Products) 86 14,759
SiTime Corp.
*
(Semiconductors & Semiconductor
Equipment) 46 15,886
SLM Corp. (Consumer Finance) 413 8,842
Solstice Advanced Materials, Inc.
*
(Chemicals) 329 25,057
Sonoco Products Co. (Containers & Packaging) 205 11,088
Sotera Health Co.
*
(Life Sciences Tools & Services) 483 6,926
SouthState Bank Corp. (Banks) 206 19,059
Southwest Gas Holdings, Inc. (Gas Utilities) 133 11,558
Spire, Inc. (Gas Utilities) 123 11,136
Sprouts Farmers Market, Inc.
*
(Consumer Staples
Distribution & Retail) 202 15,580
SPX Technologies, Inc.
*
(Machinery) 103 20,594
STAG Industrial, Inc. (Industrial REITs) 396 14,280
STANDARDAERO INC
*
(Aerospace & Defense) 393 10,151
Starwood Property Trust, Inc. (Mortgage REITs) 722 12,433
Sterling Infrastructure, Inc.
*
(Construction &
Engineering) 64 26,065
Stifel Financial Corp. (Capital Markets) 316 23,359

March 31, 2026 (unaudited) :: Schedule of Portfolio Investments
ProFund VP UltraMid-Cap
Common Stocks, continued
Shares Value
Synaptics, Inc.
*
(Semiconductors & Semiconductor
Equipment) 80 $ 5,603
Talen Energy Corp.
*
(Electric Utilities) 95 30,327
Taylor Morrison Home Corp.
*
(Household Durables) 203 11,823
TD SYNNEX Corp. (Electronic Equipment, Instruments
& Components) 156 26,319
TechnipFMC PLC (Energy Equipment & Services) 839 58,001
Tempur Sealy International, Inc. (Household Durables) 435 32,156
Tenet Healthcare Corp.
*
(Health Care Providers &
Services) 182 34,345
Terex Corp. (Machinery) 236 13,948
Tetra Tech, Inc. (Commercial Services & Supplies) 541 16,295
Texas Capital Bancshares, Inc.
*
(Banks) 92 8,729
Texas Roadhouse, Inc. (Hotels, Restaurants & Leisure) 137 22,623
The Boston Beer Co., Inc.
*
- Class A (Beverages) 16 3,686
The Brink's Co. (Commercial Services & Supplies) 86 8,912
The Carlyle Group, Inc. (Capital Markets) 538 26,033
The Ensign Group, Inc. (Health Care Providers &
Services) 120 24,180
The Gap, Inc. (Specialty Retail) 471 11,398
The Goodyear Tire & Rubber Co.
*
(Automobile
Components) 594 3,938
The Hanover Insurance Group, Inc. (Insurance) 73 12,655
The Middleby Corp.
*
(Machinery) 96 12,728
The New York Times Co. - Class A (Media) 335 28,049
The Scotts Miracle-Gro Co. (Chemicals) 93 5,655
The Timken Co. (Machinery) 132 13,275
The Toro Co. (Machinery) 202 18,875
Thor Industries, Inc. (Automobiles) 110 8,788
Toll Brothers, Inc. (Household Durables) 197 26,885
TopBuild Corp.
*
(Household Durables) 58 20,375
TransUnion (Professional Services) 399 27,606
Travel + Leisure Co. (Hotels, Restaurants & Leisure) 133 9,202
Trex Co., Inc.
*
(Building Products) 223 8,122
TTM Technologies, Inc.
*
(Electronic Equipment,
Instruments & Components) 214 20,848
Twilio, Inc.
*
- Class A (Software) 315 39,632
TXNM Energy, Inc. (Electric Utilities) 203 11,867
UFP Industries, Inc. (Building Products) 121 11,147
UGI Corp. (Gas Utilities) 445 16,207
UiPath, Inc.
*
- Class A (Software) 888 9,857
UL Solutions, Inc.
*
- Class A (Professional Services) 160 13,714
UMB Financial Corp. (Banks) 148 16,693
United Bankshares, Inc. (Banks) 290 12,012
United Therapeutics Corp.
*
(Biotechnology) 89 52,774
Universal Display Corp. (Semiconductors &
Semiconductor Equipment) 92 8,433
Unum Group (Insurance) 316 23,077
US Foods Holding Corp.
*
(Consumer Staples
Distribution & Retail) 458 42,232
Vail Resorts, Inc.
(a)
(Hotels, Restaurants & Leisure) 74 9,496
Valaris, Ltd.
*
(Energy Equipment & Services) 134 13,137
Valley National Bancorp (Banks) 993 12,194
Valmont Industries, Inc. (Construction & Engineering) 41 16,382
Valvoline, Inc.
*
(Specialty Retail) 264 8,892
VF Corp. (Textiles, Apparel & Luxury Goods) 682 11,588
Vicor Corp.
*
(Electrical Equipment) 47 7,567
Viper Energy, Inc. - Class A (Oil & Gas Producers) 386 18,138
Visteon Corp. (Automobile Components) 57 5,193
Vontier Corp. (Electronic Equipment, Instruments &
Components) 294 10,428
Vornado Realty Trust (Office REITs) 332 8,629
Voya Financial, Inc. (Financial Services) 195 13,322
Warner Music Group Corp. - Class A (Entertainment) 305 7,790
Watsco, Inc. (Trading Companies & Distributors) 72 26,192
Common Stocks, continued
Shares Value
Watts Water Technologies, Inc. - Class A (Machinery) 57 $ 16,547
Weatherford International PLC (Energy Equipment &
Services) 149 14,092
Webster Financial Corp. (Banks) 335 23,255
WESCO International, Inc. (Trading Companies &
Distributors) 101 27,635
Western Alliance Bancorp (Banks) 213 15,091
Westlake Corp. (Chemicals) 69 8,061
WEX, Inc.
*
(Financial Services) 71 10,866
Whirlpool Corp.
(a)
(Household Durables) 132 7,117
Wingstop, Inc. (Hotels, Restaurants & Leisure) 58 8,988
Wintrust Financial Corp. (Banks) 139 19,313
Woodward, Inc. (Aerospace & Defense) 124 44,383
WP Carey, Inc. (Equity REIT - Diversified) 455 30,922
Wyndham Hotels & Resorts, Inc. (Hotels, Restaurants &
Leisure) 157 12,753
XPO, Inc.
*
(Ground Transportation) 243 47,276
YETI Holdings, Inc.
*
(Leisure Products) 161 5,891
Zions Bancorp N.A. (Banks) 306 17,632
TOTAL COMMON STOCKS
  (Cost $3,979,545) 6,621,693
Repurchase Agreements
(b)(c)
( 25.1% )
Principal
Amount Value
Repurchase Agreements with various counterparties,
rates 3.40%-3.54%, dated 3/31/26, due 4/1/26, total to
be received $2,328,227 $ 2,328,000 2,328,000
TOTAL REPURCHASE AGREEMENTS
(Cost $2,328,000) 2,328,000
Collateral for Securities Loaned
(d)
( 0.3% )
Shares Value
Invesco Government & Agency Portfolio — Institutional
Shares,  3.67%
(e)
29,276 29,276
TOTAL COLLATERAL FOR SECURITIES
LOANED
  (Cost $29,276) 29,276
TOTAL INVESTMENT SECURITIES
  (Cost $6,417,549)— 97.6% 9,059,697
Net other assets (liabilities) —  2.4% 219,234
NET ASSETS — 100.0% $ 9,278,931
*
Non-income producing security.
(a)
All or part of this security was on loan as of March 31, 2026. The total value of securities on loan as of March 31, 2026 was $29,757.
(b)
A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At March 31, 2026, the aggregate amount held in a segregated account was $1,644,000.
(c)
The ProFund VP invests in Repurchase Agreements jointly with other funds in the
Trust.  See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(d)
Securities were purchased with cash collateral held from securities on loan at March
31, 2026.
(e)
Rate periodically changes. Rate disclosed is the daily yield as of March 31, 2026.
REIT
Real Estate Investment Trust

Schedule of Portfolio Investments :: March 31, 2026 (unaudited)
ProFund VP UltraMid-Cap
Futures Contracts Purchased
Number of
Contracts Expiration Date Notional Amount
Value and
Unrealized
Appreciation/
(Depreciation)
E-mini S&P MidCap 400 Index 3 6/22/26 $ 1,018,950 $ 7,250
Total Return Swap Agreements—Long
Underlying Instrument Counterparty
Termination
Date
(1)
Rate Paid
(Received)
(2)
Notional Amount
Value and
Unrealized
Appreciation/
(Depreciation)
S&P MidCap 400 Goldman Sachs International 4/27/26 4.29% $ 4,948,547 $ 85,050
SPDR S&P MidCap 400 ETF Goldman Sachs International 4/27/26 4.06% 2,182,383 44,893
$7,130,930 $129,943
S&P MidCap 400 UBS AG 4/27/26 4.44% 3,080,244 59,920
SPDR S&P MidCap 400 ETF UBS AG 4/27/26 4.44% 653,150 13,409
$3,733,394 $73,329
$10,864,324 $203,272
(1)
Agreements may be terminated at will by either party without penalty.  Payment is due at termination/maturity.
(2)
Reflects the floating financing rate, as of March 31, 2026, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.  This amount is included as part of the unrealized appreciation/(depreciation).

March 31, 2026 (unaudited) :: Schedule of Portfolio Investments
ProFund VP UltraMid-Cap
ProFund VP UltraMid-Cap invested in the following industries as of March 31, 2026:
Value
% of Net
Assets
Aerospace & Defense $ 214,211 2.3%
Air Freight & Logistics 12,340 0.1%
Automobile Components 70,134 0.8%
Automobiles 13,742 0.1%
Banks 390,643 4.1%
Beverages 37,899 0.4%
Biotechnology 202,491 2.2%
Broadline Retail 21,675 0.2%
Building Products 122,612 1.3%
Capital Markets 173,242 1.9%
Chemicals 115,069 1.2%
Commercial Services & Supplies 104,389 1.1%
Construction & Engineering 142,628 1.5%
Construction Materials 21,949 0.2%
Consumer Finance 46,714 0.5%
Consumer Staples Distribution & Retail 195,814 2.2%
Containers & Packaging 67,899 0.7%
Diversified Consumer Services 57,467 0.6%
Electric Utilities 90,933 0.9%
Electrical Equipment 151,655 1.6%
Electronic Equipment, Instruments & Components 259,735 2.8%
Energy Equipment & Services 99,300 1.1%
Entertainment 7,790 0.1%
Equity REIT - Diversified 30,922 0.3%
Financial Services 93,668 1.0%
Food Products 56,485 0.6%
Gas Utilities 79,570 0.9%
Ground Transportation 119,273 1.3%
Health Care Equipment & Supplies 99,887 1.1%
Health Care Providers & Services 122,313 1.3%
Health Care REITs 83,544 0.9%
Health Care Technology 6,477 0.1%
Hotel & Resort REITs 4,370 NM
Hotels, Restaurants & Leisure 141,786 1.5%
Household Durables 105,135 1.1%
Independent Power/Renewable Electricity Producers 14,102 0.2%
Industrial REITs 66,193 0.7%
Industrial Support Services 32,254 0.3%
Insurance 240,464 2.6%
Interactive Media & Services 22,283 0.2%
IT Services 33,925 0.4%
Leisure Facilities & Services 30,121 0.3%
Leisure Products 31,135 0.3%
Life Sciences Tools & Services 111,522 1.2%
Machinery 390,456 4.3%
Marine Transportation 14,883 0.2%
Media 38,718 0.4%
Metals & Mining 256,300 2.9%
Mortgage REITs 43,946 0.5%
Value
% of Net
Assets
Multi-Utilities $ 19,272 0.2%
Office REITs 30,041 0.3%
Oil & Gas Producers 18,138 0.2%
Oil, Gas & Consumable Fuels 242,361 2.6%
Paper & Forest Products 9,530 0.1%
Passenger Airlines 23,467 0.3%
Personal Care Products 12,907 0.1%
Pharmaceuticals 48,492 0.5%
Prime Broker Cash 80,728 0.9%
Professional Services 170,025 1.8%
Real Estate Management & Development 29,823 0.3%
Residential REITs 51,278 0.6%
Retail - Discretionary 7,935 0.1%
Retail REITs 64,669 0.7%
Semiconductors & Semiconductor Equipment 243,450 2.6%
Software 238,249 2.6%
Specialized REITs 91,519 1.0%
Specialty Retail 219,272 2.5%
Technology Hardware, Storage & Peripherals 38,435 0.4%
Textiles, Apparel & Luxury Goods 34,106 0.4%
Trading Companies & Distributors 115,023 1.2%
Water Utilities 23,638 0.3%
Other
**
2,576,510 27.8%
Total $ 9,278,931 100.0%
**
Includes any non-equity securities and other net assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM
Not meaningful, amount is less than 0.05%
REIT
Real Estate Investment Trust

Schedule of Portfolio Investments :: March 31, 2026 (unaudited)
ProFund VP UltraNasdaq-100
Common Stocks (76.5%)
Shares Value
Adobe, Inc.
*
(Software) 4,320 $ 1,050,106
Advanced Micro Devices, Inc.
*
(Semiconductors &
Semiconductor Equipment) 17,280 3,515,270
Airbnb, Inc.
*
- Class A (Hotels, Restaurants & Leisure) 4,491 567,123
Alnylam Pharmaceuticals, Inc.
*
(Biotechnology) 1,405 464,872
Alphabet, Inc. - Class A (Interactive Media & Services) 22,354 6,428,116
Alphabet, Inc. - Class C (Interactive Media & Services) 20,880 5,989,637
Amazon.com, Inc.
*
(Broadline Retail) 41,215 8,583,847
American Electric Power Co., Inc. (Electric Utilities) 5,733 751,482
Amgen, Inc. (Biotechnology) 5,715 2,010,823
Analog Devices, Inc. (Semiconductors & Semiconductor
Equipment) 5,175 1,646,375
Apple, Inc. (Technology Hardware, Storage &
Peripherals) 56,366 14,305,128
Applied Materials, Inc. (Semiconductors &
Semiconductor Equipment) 8,412 2,875,137
AppLovin Corp.
*
- Class A (Software) 3,255 1,295,490
ARM Holdings PLC
*ADR
(Semiconductors &
Semiconductor Equipment) 1,480 223,894
ASML Holding N.V. (Semiconductors & Semiconductor
Equipment) 932 1,231,014
Atlassian Corp.
*
- Class A (Software) 1,799 122,782
Autodesk, Inc.
*
(Software) 2,248 538,171
Automatic Data Processing, Inc. (Professional Services) 4,268 867,172
Axon Enterprise, Inc.
*
(Aerospace & Defense) 851 361,411
Baker Hughes Co. (Energy Equipment & Services) 10,477 639,621
Booking Holdings, Inc. (Hotels, Restaurants & Leisure) 335 1,410,458
Broadcom, Inc. (Semiconductors & Semiconductor
Equipment) 18,204 5,634,320
Cadence Design Systems, Inc.
*
(Software) 2,926 813,048
Charter Communications, Inc.
*
- Class A (Media) 1,343 289,927
Cintas Corp. (Commercial Services & Supplies) 4,238 716,816
Cisco Systems, Inc. (Communications Equipment) 41,868 3,248,538
Coca-Cola European Partners PLC (Beverages) 4,858 440,475
Cognizant Technology Solutions Corp. - Class A (IT
Services) 5,070 311,045
Comcast Corp. - Class A (Media) 38,036 1,092,013
Constellation Energy Corp. (Electric Utilities) 3,837 1,071,481
Copart, Inc.
*
(Commercial Services & Supplies) 10,262 340,698
CoStar Group, Inc.
*
(Real Estate Management &
Development) 4,452 179,594
Costco Wholesale Corp. (Consumer Staples Distribution
& Retail) 4,705 4,688,203
Crowdstrike Holdings, Inc.
*
- Class A (Software) 2,671 1,042,785
CSX Corp. (Ground Transportation) 19,712 809,178
Datadog, Inc.
*
- Class A (Software) 3,483 411,168
Dexcom, Inc.
*
(Health Care Equipment & Supplies) 4,082 256,350
Diamondback Energy, Inc. (Oil, Gas & Consumable
Fuels) 2,991 591,590
DoorDash, Inc.
*
- Class A (Hotels, Restaurants &
Leisure) 4,345 652,402
Electronic Arts, Inc. (Entertainment) 2,651 540,459
Exelon Corp. (Electric Utilities) 10,844 531,573
Fastenal Co. (Trading Companies & Distributors) 12,172 564,781
Ferrovial SE (Construction & Engineering) 7,628 496,201
Fortinet, Inc.
*
(Software) 7,845 641,093
GE HealthCare Technologies, Inc.
*
(Health Care
Equipment & Supplies) 4,832 343,942
Gilead Sciences, Inc. (Biotechnology) 13,159 1,833,970
Honeywell International, Inc. (Industrial Conglomerates) 6,738 1,522,990
IDEXX Laboratories, Inc.
*
(Health Care Equipment &
Supplies) 842 473,111
Insmed, Inc.
*
(Biotechnology) 2,286 373,807
Intel Corp. (Semiconductors & Semiconductor
Equipment) 52,946 2,336,507
Intuit, Inc. (Software) 2,931 1,267,306
Common Stocks, continued
Shares Value
Intuitive Surgical, Inc.
*
(Health Care Equipment &
Supplies) 3,763 $ 1,734,705
Keurig Dr Pepper, Inc. (Beverages) 14,403 379,231
KLA Corp. (Semiconductors & Semiconductor
Equipment) 1,389 2,045,177
Lam Research Corp. (Semiconductors & Semiconductor
Equipment) 13,236 2,828,004
Linde PLC (Chemicals) 4,911 2,434,677
Marriott International, Inc. - Class A (Hotels, Restaurants
& Leisure) 2,810 919,067
Marvell Technology, Inc. (Semiconductors &
Semiconductor Equipment) 9,236 914,826
MercadoLibre, Inc.
*
(Broadline Retail) 538 930,213
Meta Platforms, Inc. - Class A (Interactive Media &
Services) 11,324 6,478,801
Microchip Technology, Inc. (Semiconductors &
Semiconductor Equipment) 5,738 370,732
Micron Technology, Inc. (Semiconductors &
Semiconductor Equipment) 11,930 4,030,431
Microsoft Corp. (Software) 28,510 10,553,547
Mondelez International, Inc. - Class A (Food Products) 13,590 783,328
Monolithic Power Systems, Inc. (Semiconductors &
Semiconductor Equipment) 520 568,542
Monster Beverage Corp.
*
(Beverages) 10,370 751,410
Netflix, Inc.
*
(Entertainment) 44,753 4,303,002
NVIDIA Corp. (Semiconductors & Semiconductor
Equipment) 93,297 16,270,997
NXP Semiconductors N.V. (Semiconductors &
Semiconductor Equipment) 2,677 526,994
Old Dominion Freight Line, Inc. (Ground
Transportation) 2,210 431,834
O'Reilly Automotive, Inc.
*
(Specialty Retail) 8,888 820,451
PACCAR, Inc. (Machinery) 5,576 644,028
Palantir Technologies, Inc.
*
- Class A (Software) 24,289 3,552,995
Palo Alto Networks, Inc.
*
(Software) 8,650 1,386,768
Paychex, Inc. (Professional Services) 3,807 350,701
PayPal Holdings, Inc.
*
(Financial Services) 9,761 441,490
PDD Holdings, Inc.
*ADR
(Broadline Retail) 7,081 723,537
PepsiCo, Inc. (Beverages) 14,486 2,249,531
QUALCOMM, Inc. (Semiconductors & Semiconductor
Equipment) 11,309 1,456,373
Regeneron Pharmaceuticals, Inc. (Biotechnology) 1,102 851,449
Roper Technologies, Inc. (Software) 1,091 386,061
Ross Stores, Inc. (Specialty Retail) 3,428 742,608
Seagate Technology Holdings PLC (Technology
Hardware, Storage & Peripherals) 2,311 905,357
Shopify, Inc.
*
- Class A (IT Services) 12,996 1,541,585
Starbucks Corp. (Hotels, Restaurants & Leisure) 12,077 1,081,978
Strategy, Inc.
*
- Class A (Software) 3,330 415,584
Synopsys, Inc.
*
(Software) 2,032 805,647
Take-Two Interactive Software, Inc.
*
(Entertainment) 1,962 387,495
Tesla, Inc.
*
(Automobiles) 19,163 7,123,845
Texas Instruments, Inc. (Semiconductors &
Semiconductor Equipment) 9,619 1,867,433
The Kraft Heinz Co. (Food Products) 12,549 282,227
Thomson Reuters Corp. (Professional Services) 4,717 424,436
T-Mobile U.S., Inc. (Wireless Telecommunication
Services) 11,679 2,452,940
Verisk Analytics, Inc. (Professional Services) 1,463 277,604
Vertex Pharmaceuticals, Inc.
*
(Biotechnology) 2,693 1,202,532
Walmart, Inc. (Consumer Staples Distribution & Retail) 51,804 6,438,201
Warner Bros. Discovery, Inc.
*
(Entertainment) 26,288 721,868
Western Digital Corp. (Technology Hardware, Storage &
Peripherals) 3,594 972,141
Workday, Inc.
*
- Class A (Software) 2,259 293,489
Xcel Energy, Inc. (Electric Utilities) 6,615 525,496

March 31, 2026 (unaudited) :: Schedule of Portfolio Investments
ProFund VP UltraNasdaq-100
Common Stocks, continued
Shares Value
Zscaler, Inc.
*
(Software) 1,704 $ 239,054
TOTAL COMMON STOCKS
  (Cost $69,729,960) 187,213,722
Repurchase Agreements
(a)(b)
( 19.0% )
Principal
Amount Value
Repurchase Agreements with various counterparties,
rates 3.40%-3.54%, dated 3/31/26, due 4/1/26, total to
be received $46,611,545 $ 46,607,000 46,607,000
TOTAL REPURCHASE AGREEMENTS
(Cost $46,607,000) 46,607,000
TOTAL INVESTMENT SECURITIES
  (Cost $120,412,081)— 97.2% $ 237,895,843
Net other assets (liabilities) —  2.8% 6,793,984
NET ASSETS — 100.0% $ 244,689,827
*
Non-income producing security.
(a)
A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At March 31, 2026, the aggregate amount held in a segregated account was $37,588,000.
(b)
The ProFund VP invests in Repurchase Agreements jointly with other funds in the
Trust.  See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
ADR
American Depositary Receipt
Futures Contracts Purchased
Number of
Contracts Expiration Date Notional Amount
Value and
Unrealized
Appreciation/
(Depreciation)
E-mini Nasdaq-100 Futures Contracts 50 6/22/26 $ 23,915,000 $ (872,490)
Total Return Swap Agreements—Long
Underlying Instrument Counterparty
Termination
Date
(1)
Rate Paid
(Received)
(2)
Notional Amount
Value and
Unrealized
Appreciation/
(Depreciation)
Invesco QQQ Trust, Series 1
ETF Goldman Sachs International 4/27/26 4.19% $ 63,989,985 $ 1,339,869
Nasdaq-100 Index Goldman Sachs International 4/27/26 4.39% 73,340,569 1,835,912
$137,330,554 $3,175,781
Invesco QQQ Trust, Series 1
ETF UBS AG 4/27/26 4.44% $3,526,280 87,505
Nasdaq-100 Index UBS AG 4/27/26 4.44% 137,465,196 3,458,194
$140,991,476 $3,545,699
$278,322,030 $6,721,480
(1)
Agreements may be terminated at will by either party without penalty.  Payment is due at termination/maturity.
(2)
Reflects the floating financing rate, as of March 31, 2026, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.  This amount is included as part of the unrealized appreciation/(depreciation).

Schedule of Portfolio Investments :: March 31, 2026 (unaudited)
ProFund VP UltraNasdaq-100
.
ProFund VP UltraNasdaq-100 invested in the following industries as of March 31, 2026:
Value
% of Net
Assets
Aerospace & Defense $ 361,411 0.1%
Automobiles 7,123,845 2.9%
Beverages 3,820,647 1.6%
Biotechnology 6,737,453 2.8%
Broadline Retail 10,237,597 4.2%
Chemicals 2,434,677 1.0%
Commercial Services & Supplies 1,057,514 0.4%
Communications Equipment 3,248,538 1.3%
Construction & Engineering 496,201 0.2%
Consumer Staples Distribution & Retail 11,126,404 4.5%
Electric Utilities 2,880,032 1.2%
Energy Equipment & Services 639,621 0.3%
Entertainment 5,952,824 2.4%
Financial Services 441,490 0.2%
Food Products 1,065,555 0.4%
Ground Transportation 1,241,012 0.5%
Health Care Equipment & Supplies 2,808,108 1.1%
Hotels, Restaurants & Leisure 4,631,028 1.9%
Industrial Conglomerates 1,522,990 0.6%
Interactive Media & Services 18,896,554 7.7%
IT Services 1,852,630 0.8%
Machinery 644,028 0.3%
Media 1,381,940 0.6%
Oil, Gas & Consumable Fuels 591,590 0.2%
Prime Broker Cash 4,075,121 1.7%
Professional Services 1,919,913 0.9%
Real Estate Management & Development 179,594 0.1%
Semiconductors & Semiconductor Equipment 48,342,026 19.8%
Software 24,815,094 10.1%
Specialty Retail 1,563,059 0.6%
Technology Hardware, Storage & Peripherals 16,182,626 6.6%
Trading Companies & Distributors 564,781 0.2%
Wireless Telecommunication Services 2,452,940 1.0%
Other
**
53,400,984 21.8%
Total $ 244,689,827 100.0%
**
Includes any non-equity securities and other net assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

March 31, 2026 (unaudited) :: Schedule of Portfolio Investments
ProFund VP UltraShort Dow 30
Repurchase Agreements
(a)(b)
( 88.0% )
Principal
Amount Value
Repurchase Agreements with various counterparties,
rates 3.40%-3.54%, dated 3/31/26, due 4/1/26, total to
be received $6,001 $ 6,000 $ 6,000
TOTAL REPURCHASE AGREEMENTS
(Cost $6,000) 6,000
TOTAL INVESTMENT SECURITIES
  (Cost $6,000)— 88.0% 6,000
Net other assets (liabilities) —  12.0% 820
NET ASSETS — 100.0% $ 6,820
(a)
A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At March 31, 2026, the aggregate amount held in a segregated account was $1,000.
(b)
The ProFund VP invests in Repurchase Agreements jointly with other funds in the
Trust.  See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
Total Return Swap Agreements—Short
Underlying Instrument Counterparty
Termination
Date
(1)
Rate Paid
(Received)
(2)
Notional Amount
Value and
Unrealized
Appreciation/
(Depreciation)
Dow Jones Industrial Average Goldman Sachs International 4/27/26 (4.14)% $ (9,730) $ (271)
Dow Jones Industrial Average UBS AG 4/27/26 (4.04)% (3,861) (96)
$(13,591) $(367)
(1)
Agreements may be terminated at will by either party without penalty.  Payment is due at termination/maturity.
(2)
Reflects the floating financing rate, as of March 31, 2026, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.  This amount is included as part of the unrealized appreciation/(depreciation).

Schedule of Portfolio Investments :: March 31, 2026 (unaudited)
ProFund VP UltraShort Nasdaq-100
Repurchase Agreements
(a),(b)
( 62.3% )
Principal
Amount Value
Repurchase Agreements with various counterparties,
rates 3.40%-3.54%, dated 3/31/26, due 4/1/26, total to
be received $688,067 $ 688,000 $ 688,000
TOTAL REPURCHASE AGREEMENTS
(Cost $688,000) 688,000
TOTAL INVESTMENT SECURITIES
  (Cost $688,000)— 62.3% 688,000
Net other assets (liabilities) —  37.7% 416,623
NET ASSETS — 100.0% $ 1,104,623
(a)
A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At March 31, 2026, the aggregate amount held in a segregated account was $224,000.
(b)
The ProFund VP invests in Repurchase Agreements jointly with other funds in the
Trust.  See "Repurchase Agreements' in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
Total Return Swap Agreements—Short
Underlying Instrument Counterparty
Termination
Date
(1)
Rate Paid
(Received)
(2)
Notional Amount
Value and
Unrealized
Appreciation/
(Depreciation)
Nasdaq-100 Index Goldman Sachs International 4/27/26 (4.14)% $ (1,141,222) $ (8,988)
Nasdaq-100 Index UBS AG 4/27/26 (4.04)% (1,030,248) (25,962)
$(2,171,470) $(34,950)
(1)
Agreements may be terminated at will by either party without penalty.  Payment is due at termination/maturity.
(2)
Reflects the floating financing rate, as of March 31, 2026, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.  This amount is included as part of the unrealized appreciation/(depreciation).

March 31, 2026 (unaudited) :: Schedule of Portfolio Investments
ProFund VP UltraSmall-Cap
Common Stocks (64.0%)
Shares Value
10X Genomics, Inc.
*
- Class A (Medical Equipment &
Devices) 376 $ 7,983
1-800-Flowers.com, Inc.
*
- Class A (Specialty Retail) 79 240
1st Source Corp. (Banks) 62 4,291
3D Systems Corp.
*
(Machinery) 475 893
4D Molecular Therapeutics, Inc.
*
(Biotechnology) 148 1,378
8x8, Inc.
*
(Software) 459 762
908 Devices, Inc.
*
(Electronic Equipment, Instruments &
Components) 93 569
A10 Networks, Inc. (Software) 241 5,572
AAR Corp.
*
(Aerospace & Defense) 131 14,339
Aardvark Therapeutics, Inc.
*
(Biotech & Pharma) 43 162
Abacus Global Management, Inc. (Insurance) 135 1,064
Abeona Therapeutics, Inc.
*
(Biotech & Pharma) 153 685
Abercrombie & Fitch Co.
*
- Class A (Specialty Retail) 152 13,887
ABM Industries, Inc. (Commercial Services & Supplies) 200 7,704
Absci Corp.
*
(Biotechnology) 456 1,368
Acacia Research Corp.
*
(Financial Services) 114 548
Academy Sports & Outdoors, Inc. (Specialty Retail) 222 12,532
ACADIA Pharmaceuticals, Inc.
*
(Biotechnology) 421 9,371
Acadia Realty Trust
*
(Retail REITs) 442 8,451
Acadian Asset Management, Inc. (Capital Markets) 90 4,898
Accel Entertainment, Inc.
*
(Hotels, Restaurants &
Leisure) 168 1,833
Accendra Health, Inc.
*
(Health Care Providers &
Services) 252 575
ACCO Brands Corp.
*
(Commercial Services & Supplies) 292 876
Accuray, Inc.
*
(Health Care Equipment & Supplies) 331 128
ACI Worldwide, Inc.
*
(Software) 346 14,189
Aclaris Therapeutics, Inc.
*
(Biotech & Pharma) 307 1,151
ACM Research, Inc.
*
- Class A (Semiconductors &
Semiconductor Equipment) 172 6,768
Acme United Corp. (Wholesale - Discretionary) 11 494
ACNB Corp. (Banks) 34 1,628
ACRES Commercial Realty Corp.
*
(Specialty Finance) 20 386
Actuate Therapeutics, Inc.
*
(Biotech & Pharma) 32 88
Acuren Corp.
*
(Asset Management) 677 4,455
Acushnet Holdings Corp. (Leisure Products) 92 8,600
ACV Auctions, Inc.
*
- Class A (Commercial Services &
Supplies) 562 2,383
Adamas Trust, Inc. (Mortgage REITs) 285 2,099
AdaptHealth Corp.
*
(Health Care Providers & Services) 341 4,058
Adaptive Biotechnologies Corp.
*
(Life Sciences Tools &
Services) 500 6,940
ADC Therapeutics S.A.
*
(Biotechnology) 342 1,283
Addus HomeCare Corp.
*
(Health Care Providers &
Services) 61 5,713
Adeia, Inc. (Software) 364 8,747
Adient PLC (Automobile Components) 263 5,315
ADMA Biologics, Inc.
*
(Biotechnology) 775 6,983
Adtalem Global Education, Inc.
*
(Diversified Consumer
Services) 114 13,139
ADTRAN Holdings, Inc. (Communications Equipment) 249 3,132
Advance Auto Parts, Inc. (Specialty Retail) 201 10,603
Advanced Energy Industries, Inc. (Electronic Equipment,
Instruments & Components) 126 40,662
AdvanSix, Inc.
*
(Chemicals) 88 2,147
Advantage Solutions, Inc.
*
(Advertising & Marketing) 14 288
Aebi Schmidt Holding AG
*
(Machinery) 124 1,204
Aehr Test Systems
*
(Semiconductors & Semiconductor
Equipment) 98 3,634
Aeluma, Inc.
*
(Semiconductors) 44 576
AeroVironment, Inc.
*
(Aerospace & Defense) 127 23,247
AerSale Corp.
*
(Aerospace & Defense) 120 746
Aeva Technologies, Inc.
*
(Electronic Equipment,
Instruments & Components) 134 1,763
AG Mortgage Investment Trust, Inc. (Mortgage REITs) 96 702
Common Stocks, continued
Shares Value
agilon health, Inc.
*
(Health Care Facilities & Services) 41 $ 327
Agilysys, Inc.
*
(Software) 87 6,189
Agios Pharmaceuticals, Inc.
*
(Biotechnology) 189 6,394
AirJoule Technologies Corp.
*
(Electrical Equipment) 105 264
AIRO Group Holdings, Inc.
*
(Aerospace & Defense) 69 525
AirSculpt Technologies, Inc.
*
(Health Care Providers &
Services) 39 110
Airship AI Holdings, Inc.
*
(Software) 77 174
Akebia Therapeutics, Inc.
*
(Biotechnology) 847 1,177
Aktis Oncology, Inc.
*
(Biotech & Pharma) 69 1,234
Alamo Group, Inc. (Machinery) 35 5,774
Alarm.com Holdings, Inc.
*
(Software) 159 6,867
Albany International Corp. (Machinery) 96 5,012
Aldeyra Therapeutics, Inc.
*
(Biotechnology) 181 306
Alector, Inc.
*
(Biotechnology) 304 654
Alerus Financial Corp. (Financial Services) 79 1,873
Alexander's, Inc. (Retail REITs) 7 1,653
Alico, Inc. (Food Products) 19 784
Alight, Inc.
*
- Class A (Professional Services) 1,554 906
Alignment Healthcare, Inc.
*
(Health Care Providers &
Services) 654 11,523
Alkami Technology, Inc.
*
(Software) 231 3,620
Alkermes PLC
*
(Biotechnology) 543 19,200
Allegiant Travel Co.
*
(Passenger Airlines) 48 3,890
Alliance Laundry Holdings, Inc.
*
(Machinery) 146 3,028
Allied Motion Technologies, Inc. (Electrical Equipment) 48 2,836
Allogene Therapeutics, Inc.
*
(Biotechnology) 521 1,271
Alpha and Omega Semiconductor, Ltd.
*
(Semiconductors
& Semiconductor Equipment) 85 1,884
Alpha Metallurgical Resources, Inc.
*
(Metals & Mining) 39 8,006
Alpha Teknova, Inc.
*
(Biotech & Pharma) 36 104
Alphatec Holdings, Inc.
*
(Health Care Equipment &
Supplies) 393 4,276
Alpine Income Property Trust, Inc. (Equity REIT
- Diversified) 44 792
Alta Equipment Group, Inc. (Trading Companies &
Distributors) 66 354
AlTi Global, Inc.
*
(Capital Markets) 145 525
Altice USA, Inc.
*
- Class A (Cable & Satellite) 874 1,136
Altimmune, Inc.
*
(Biotechnology) 436 1,343
Alumis, Inc.
*
(Pharmaceuticals) 229 5,045
Amalgamated Financial Corp. (Banks) 77 2,993
Ambarella, Inc.
*
(Semiconductors & Semiconductor
Equipment) 138 7,104
Ambiq Micro, Inc.
*
(Semiconductors & Semiconductor
Equipment) 61 1,550
AMC Entertainment Holdings, Inc.
*
(Entertainment) 1,729 1,694
AMC Networks, Inc.
*
- Class A (Media) 103 699
Amerant Bancorp, Inc. (Banks) 122 2,689
Ameresco, Inc.
*
- Class A (Construction & Engineering) 107 2,729
American Assets Trust, Inc. (Equity REIT - Diversified) 174 3,203
American Axle & Manufacturing Holdings, Inc.
*
(Automobile Components) 764 4,531
American Battery Technology Co.
*
(Metals & Mining) 417 1,163
American Coastal Insurance Corporation
*
(Insurance) 82 923
American Eagle Outfitters, Inc. (Specialty Retail) 534 8,918
American Healthcare REIT, Inc. (Health Care REITs) 598 28,202
American Integrity Insurance Group, Inc.
*
(Insurance) 40 771
American Outdoor Brands, Inc.
*
(Leisure Products) 41 383
American Public Education, Inc.
*
(Diversified Consumer
Services) 58 3,299
American Realty Investors, Inc.
*
(Real Estate
Management & Development) 4 62
American States Water Co. (Water Utilities) 129 9,755
American Superconductor Corp.
*
(Electrical Equipment) 154 5,213
American Vanguard Corp. (Chemicals) 85 212
American Woodmark Corp.
*
(Building Products) 48 1,912

Schedule of Portfolio Investments :: March 31, 2026 (unaudited)
ProFund VP UltraSmall-Cap
Common Stocks, continued
Shares Value
America's Car-Mart, Inc.
*
(Specialty Retail) 24 $ 306
Ameris Bancorp (Banks) 219 17,080
AMERISAFE, Inc. (Insurance) 63 2,100
Ames National Corp. (Banks) 30 847
Amicus Therapeutics, Inc.
*
(Biotechnology) 996 14,402
AMMO, Inc.
*
(Leisure Products) 354 712
AMN Healthcare Services, Inc.
*
(Health Care Providers
& Services) 128 2,348
Amneal Pharmaceuticals, Inc.
*
(Biotech & Pharma) 503 6,252
Amphastar Pharmaceuticals, Inc.
*
(Pharmaceuticals) 120 2,351
Amplitude, Inc.
*
- Class A (Software) 328 2,237
Amprius Technologies, Inc.
*
(Electrical Equipment) 385 6,491
Amylyx Pharmaceuticals, Inc.
*
(Pharmaceuticals) 306 4,253
AnaptysBio, Inc.
*
(Biotechnology) 61 3,383
Anavex Life Sciences Corp.
*(a)
(Biotechnology) 293 900
Angel Oak Mortgage REIT, Inc. (Mortgage REITs) 48 395
Angi, Inc.
*
(Interactive Media & Services) 117 801
AngioDynamics, Inc.
*
(Health Care Equipment &
Supplies) 125 1,421
ANI Pharmaceuticals, Inc.
*
(Pharmaceuticals) 63 4,845
Anika Therapeutics, Inc.
*
(Biotechnology) 42 609
Annexon, Inc.
*
(Biotechnology) 441 2,443
Anteris Technologies Global Corp.
*
(Medical Equipment
& Devices) 265 1,471
Anterix, Inc.
*
(Diversified Telecommunication Services) 38 1,451
Apogee Enterprises, Inc. (Building Products) 71 2,381
Apogee Therapeutics, Inc.
*
(Biotechnology) 149 12,541
Apollo Commercial Real Estate Finance, Inc. (Mortgage
REITs) 467 4,931
Appian Corp.
*
- Class A (Software) 132 3,183
Apple Hospitality REIT, Inc. (Hotel & Resort REITs) 749 8,621
Applied Digital Corp.
*
(IT Services) 795 18,873
Applied Optoelectronics, Inc.
*
(Communications
Equipment) 221 18,694
Aquestive Therapeutics, Inc.
*
(Pharmaceuticals) 341 1,415
Arbor Realty Trust, Inc.
(a)
(Mortgage REITs) 650 5,011
Arbutus Biopharma Corp.
*
(Biotechnology) 506 2,277
ArcBest Corp. (Ground Transportation) 75 7,377
Arcellx, Inc.
*
(Biotechnology) 128 14,697
Archer Aviation, Inc.
*
- Class A (Aerospace & Defense) 2,036 10,526
Archrock, Inc. (Energy Equipment & Services) 578 20,114
Arcosa, Inc. (Construction & Engineering) 162 17,195
Arcturus Therapeutics Holdings, Inc.
*
(Biotechnology) 89 687
Arcus Biosciences, Inc.
*
(Biotechnology) 281 6,070
Arcutis Biotherapeutics, Inc.
*
(Biotechnology) 368 8,670
Ardagh Metal Packaging SA (Containers & Packaging) 467 1,891
Ardelyx, Inc.
*
(Biotechnology) 801 4,798
Ardent Health Partners, Inc.
*
(Health Care Providers &
Services) 78 668
Ardmore Shipping Corp. (Oil, Gas & Consumable Fuels) 115 1,754
Ares Commercial Real Estate Corp. (Mortgage REITs) 177 850
Argan, Inc. (Construction & Engineering) 45 24,509
Arhaus, Inc.
*
(Specialty Retail) 171 1,159
Arko Corp. (Specialty Retail) 238 1,323
Arlo Technologies, Inc.
*
(Electronic Equipment,
Instruments & Components) 340 4,838
Armada Hoffler Properties, Inc. (Equity REIT
- Diversified) 268 1,474
ARMOUR Residential REIT, Inc. (Mortgage REITs) 378 6,304
Arq, Inc.
*
(Chemicals) 107 274
Array Technologies, Inc.
*
(Electrical Equipment) 508 3,673
Arrive AI, Inc.
*
(Air Freight & Logistics) 10 8
ArriVent Biopharma, Inc.
*
(Biotechnology) 108 2,492
Arrow Financial Corp. (Banks) 54 1,813
Arrowhead Pharmaceuticals, Inc.
*
(Biotechnology) 452 28,341
Common Stocks, continued
Shares Value
ARS Pharmaceuticals, Inc.
*
(Biotechnology) 197 $ 1,582
Arteris, Inc.
*
(Software) 104 1,710
Artisan Partners Asset Management, Inc. - Class A
(Capital Markets) 209 7,606
Artivion, Inc.
*
(Health Care Equipment & Supplies) 146 5,347
Arvinas, Inc.
*
(Pharmaceuticals) 186 1,972
Asana, Inc.
*
- Class A (Software) 293 1,875
Asbury Automotive Group, Inc.
*
(Specialty Retail) 65 12,702
Ascent Industries Co.
*
(Steel) 27 359
ASGN, Inc.
*
(IT Services) 139 5,381
ASP Isotopes, Inc.
*
(Chemicals) 380 1,680
Aspen Aerogels, Inc.
*
(Chemicals) 222 759
Associated Banc-Corp. (Banks) 557 14,404
Astec Industries, Inc. (Machinery) 77 4,146
Astrana Health, Inc.
*
(Health Care Providers & Services) 136 3,335
Astronics Corp.
*
(Aerospace & Defense) 104 6,940
Asure Software, Inc.
*
(Professional Services) 79 679
Atea Pharmaceuticals, Inc.
*
(Pharmaceuticals) 234 1,259
Ategrity Specialty Holdings, LLC
*
(Insurance) 31 613
Atkore, Inc.
*
(Electrical Equipment) 113 6,657
Atlanta Braves Holdings, Inc.
*
(Entertainment) 154 6,576
Atlanta Braves Holdings, Inc.
*
- Series A (Entertainment) 23 1,084
Atlantic International Corp.
*
(Biotech & Pharma) 23 70
Atlantic Union Bankshares Corp. (Banks) 477 17,048
Atlanticus Holdings Corp.
*
(Consumer Finance) 18 944
Atlas Energy Solutions, Inc. (Energy Equipment &
Services) 260 3,411
Atmus Filtration Technologies, Inc. (Machinery) 275 15,612
ATN International, Inc. (Diversified Telecommunication
Services) 33 898
Atomera, Inc.
*
(Semiconductors) 101 385
AtriCure, Inc.
*
(Health Care Equipment & Supplies) 162 4,622
Atrium Therapeutics, Inc.
*
(Biotech & Pharma) 41 548
aTyr Pharma, Inc.
*
(Biotechnology) 321 250
AudioEye, Inc.
*
(Software) 27 172
Aura Biosciences, Inc.
*
(Biotechnology) 151 1,010
Aurinia Pharmaceuticals, Inc.
*
(Biotechnology) 399 5,913
Avanos Medical, Inc.
*
(Health Care Equipment &
Supplies) 150 2,102
Aveanna Healthcare Holdings, Inc.
*
(Health Care
Providers & Services) 183 1,179
AvePoint, Inc.
*
(Software) 500 4,755
Aviat Networks, Inc.
*
(Communications Equipment) 39 882
Avidbank Holdings, Inc.
*
(Banks) 10 285
Avient Corp. (Chemicals) 308 11,180
Avista Corp. (Multi-Utilities) 272 10,918
Avita Medical, Inc.
*
(Biotechnology) 47 174
Axcelis Technologies, Inc.
*
(Semiconductors &
Semiconductor Equipment) 104 9,680
Axogen, Inc.
*
(Health Care Equipment & Supplies) 162 5,367
Axos Financial, Inc.
*
(Banks) 182 15,486
Axsome Therapeutics, Inc.
*
(Pharmaceuticals) 139 23,494
Azenta, Inc.
*
(Life Sciences Tools & Services) 137 2,895
AZZ, Inc. (Building Products) 99 12,388
B&G Foods, Inc.
(a)
(Food Products) 261 1,255
Backblaze, Inc.
*
- Class A (IT Services) 188 649
Badger Meter, Inc. (Electronic Equipment, Instruments
& Components) 99 15,083
Bakkt Holdings, Inc.
*
(Institutional Financial Services) 54 397
Balchem Corp. (Chemicals) 110 18,642
Bally's Corp.
*
(Leisure Facilities & Services) 32 308
Banc of California, Inc. (Banks) 454 7,981
BancFirst Corp. (Banks) 70 7,595
Banco Latinoamericano de Comercio Exterior S.A. -
Class E (Financial Services) 94 4,802

March 31, 2026 (unaudited) :: Schedule of Portfolio Investments
ProFund VP UltraSmall-Cap
Common Stocks, continued
Shares Value
Bandwidth, Inc.
*
- Class A (Diversified
Telecommunication Services) 92 $ 1,639
Bank First Corp. (Banks) 35 4,727
Bank of Hawaii Corp. (Banks) 132 9,801
Bank of Marin Bancorp (Banks) 49 1,256
Bank7 Corp. (Banks) 14 558
BankUnited, Inc. (Banks) 249 11,245
Bankwell Financial Group, Inc. (Banks) 23 1,116
Banner Corp. (Banks) 113 6,857
Bar Harbor Bankshares (Banks) 55 1,785
BARK, Inc.
*
(Specialty Retail) 314 159
Barnes & Noble Education, Inc.
*
(Retail - Discretionary) 54 477
Barrett Business Services, Inc. (Professional Services) 83 2,422
Bassett Furniture Industries, Inc. (Retail - Discretionary) 27 382
BayCom Corp.
*
(Banks) 34 1,011
BCB Bancorp, Inc. (Banks) 52 467
Beacon Financial Corporation (Banks) 279 8,370
Beam Therapeutics, Inc.
*
(Biotechnology) 320 7,626
Beazer Homes USA, Inc.
*
(Household Durables) 92 1,770
Bed Bath & Beyond, Inc.
*
(Specialty Retail) 229 1,063
Bel Fuse, Inc. - Class A (Electronic Equipment,
Instruments & Components) 5 901
Bel Fuse, Inc. - Class B (Electronic Equipment,
Instruments & Components) 35 6,929
Belden, Inc. (Electronic Equipment, Instruments &
Components) 131 15,043
Benchmark Electronics, Inc. (Electronic Equipment,
Instruments & Components) 118 6,615
Benitec Biopharma, Inc.
*
(Biotech & Pharma) 65 692
Beta Bionics, Inc.
*
(Biotechnology) 130 1,303
Beta Technologies, Inc.
*
- Class A (Aerospace &
Defense) 111 1,632
Better Home & Finance Holding Co.
*
(Specialty
Finance) 20 712
Beyond Meat, Inc.
*(a)
(Food Products) 1,404 985
BGC Group, Inc. - Class A (Capital Markets) 1,213 11,863
Bicara Therapeutics, Inc.
*
(Biotechnology) 105 2,088
BigBear.ai Holdings, Inc.
*(a)
(IT Services) 1,451 5,108
BigCommerce Holdings, Inc.
*
- Class 1 (IT Services) 223 595
Biglari Holdings, Inc.
*
- Class B (Hotels, Restaurants &
Leisure) 2 659
BioAge Labs, Inc.
*
(Pharmaceuticals) 101 1,766
BioCryst Pharmaceuticals, Inc.
*
(Biotechnology) 757 7,207
Biohaven, Ltd.
*
(Biotechnology) 393 3,325
BioLife Solutions, Inc.
*
(Life Sciences Tools & Services) 139 2,652
Biote Corp.
*
- Class A (Pharmaceuticals) 95 128
Bioventus, Inc.
*
- Class A (Health Care Equipment &
Supplies) 156 1,424
Bit Digital, Inc.
*
(Software) 1,076 1,410
Bitdeer Technologies Group
*(a)
(Technology Services) 410 3,546
BJ's Restaurants, Inc.
*
(Hotels, Restaurants & Leisure) 64 2,246
BK Technologies Corporation
*
(Technology Hardware) 10 746
BKV Corp.
*
(Oil, Gas & Consumable Fuels) 85 2,424
Black Hills Corp. (Multi-Utilities) 255 17,699
Black Rock Coffee Bar, Inc.
*
(Hotels, Restaurants &
Leisure) 57 736
Blackbaud, Inc. (Software) 126 4,865
BlackLine, Inc.
*
(Software) 166 6,142
BlackSky Technology, Inc.
*
(Professional Services) 106 2,667
Blackstone Mortgage Trust, Inc. - Class A (Mortgage
REITs) 532 10,187
Blaize Holdings, Inc.
*
(Semiconductors &
Semiconductor Equipment) 294 535
Blend Labs, Inc.
*
- Class A (Software) 660 1,122
Bloom Energy Corp.
*
- Class A (Electrical Equipment) 732 99,178
Common Stocks, continued
Shares Value
Bloomin' Brands, Inc.
*
(Hotels, Restaurants & Leisure) 281 $ 1,517
Blue Bird Corp.
*
(Machinery) 106 6,020
Blue Ridge Bankshares, Inc.
*
(Banking) 226 949
BlueLinx Holdings, Inc.
*
(Trading Companies &
Distributors) 26 1,409
Bluerock Homes Trust, Inc.
*
(Residential REITs) 1 9
Boise Cascade Co. (Trading Companies & Distributors) 124 9,405
Boot Barn Holdings, Inc.
*
(Specialty Retail) 103 15,074
Borr Drilling, Ltd.
*
(Energy Equipment & Services) 954 5,505
Boston Omaha Corp.
*
- Class A (Media) 73 853
Bowhead Specialty Holdings, Inc.
*
(Insurance) 60 1,346
Bowman Consulting Group, Ltd.
*
(Construction &
Engineering) 47 1,337
Box, Inc.
*
- Class A (Software) 470 11,111
Braemar Hotels & Resorts, Inc.
*
(Hotel & Resort REITs) 184 434
Brandywine Realty Trust (Office REITs) 576 1,561
Braze, Inc.
*
- Class A (Software) 295 6,965
BRC, Inc.
*
- Class A (Food Products) 309 240
Bread Financial Holdings, Inc. (Consumer Finance) 153 11,458
Bridgebio Pharma, Inc.
*
(Biotechnology) 531 39,433
Bridgewater Bancshares, Inc.
*
(Banks) 70 1,239
Bright Minds Biosciences, Inc.
*
(Biotech & Pharma) 23 1,678
BrightSpire Capital, Inc. (Mortgage REITs) 431 2,414
BrightSpring Health Services, Inc.
*
(Health Care
Providers & Services) 431 18,365
BrightView Holdings, Inc.
*
(Commercial Services &
Supplies) 238 2,806
Brinker International, Inc. (Hotels, Restaurants &
Leisure) 145 20,702
Bristow Group, Inc.
*
(Energy Equipment & Services) 95 4,455
Broadstone Net Lease, Inc. (Equity REIT - Diversified) 635 11,601
Brookdale Senior Living, Inc.
*
(Health Care Providers
& Services) 778 10,643
Brookfield Business Corporation (Technology Hardware) 77 2,436
Brookfield Infrastructure Corp. - Class A (Gas & Water
Utilities) 403 15,927
BRT Apartments Corp. (Residential REITs) 36 480
Build-A-Bear Workshop, Inc. (Specialty Retail) 41 1,535
Bumble, Inc.
*
- Class A (Interactive Media & Services) 240 782
Burford Capital, Ltd. (Financial Services) 673 3,042
Burke & Herbert Financial Services Corp. (Banks) 45 2,803
Business First Bancshares, Inc. (Banks) 105 2,839
Butterfly Network, Inc.
*
(Medical Equipment & Devices) 655 2,646
BV Financial, Inc.
*
(Banking) 23 440
Byline Bancorp, Inc. (Banks) 103 3,252
Byrna Technologies, Inc.
*
(Aerospace & Defense) 61 560
C&F Financial Corp.
*
(Banking) 10 729
C3.ai, Inc.
*
- Class A (Software) 430 3,621
Cable One, Inc. (Media) 17 1,551
Cabot Corp. (Chemicals) 175 13,178
Cactus, Inc. - Class A (Energy Equipment & Services) 229 10,848
Cadiz, Inc.
*
(Water Utilities) 187 918
Cadre Holdings, Inc. (Aerospace & Defense) 95 2,915
Calavo Growers, Inc.
*
(Food Products) 56 1,444
Caledonia Mining Corp. PLC (Metals & Mining) 55 1,242
Caleres, Inc. (Specialty Retail) 110 1,159
California Resources Corp. (Oil, Gas & Consumable
Fuels) 245 16,959
California Water Service Group (Water Utilities) 200 9,068
Calix, Inc.
*
(Communications Equipment) 202 9,896
Callaway Brands Corp.
*
(Leisure Products) 442 6,135
Cal-Maine Foods, Inc. (Food Products) 146 11,555
Calumet, Inc.
*
(Chemicals) 231 8,293
Camden National Corp. (Banks) 56 2,657

Schedule of Portfolio Investments :: March 31, 2026 (unaudited)
ProFund VP UltraSmall-Cap
Common Stocks, continued
Shares Value
Camping World Holdings, Inc. - Class A (Specialty
Retail) 202 $ 1,380
Candel Therapeutics, Inc.
*(a)
(Biotechnology) 152 745
Cannae Holdings, Inc.
*
(Financial Services) 140 1,592
Cantaloupe, Inc.
*
(Financial Services) 186 2,011
Capital Bancorp, Inc. (Banks) 38 1,130
Capital City Bank Group, Inc. (Banks) 46 1,999
Capitol Federal Financial, Inc. (Banks) 412 2,938
Capri Holdings, Ltd.
*
(Textiles, Apparel & Luxury
Goods) 393 6,925
Capricor Therapeutics, Inc.
*
(Biotechnology) 146 4,438
CapsoVision, Inc.
*
(Health Care Equipment & Supplies) 93 678
Cardiff Oncology, Inc.
*(a)
(Biotechnology) 210 340
Cardinal Infrastructure Group, Inc.
*
(Engineering &
Construction) 43 1,705
CareDx, Inc.
*
(Biotechnology) 168 2,916
CareTrust REIT, Inc. (Health Care REITs) 752 27,561
Cargurus, Inc.
*
(Interactive Media & Services) 264 8,990
Carlsmed, Inc.
*
(Health Care Equipment & Supplies) 27 244
Carriage Services, Inc. (Diversified Consumer Services) 47 2,146
Cars.com, Inc.
*
(Interactive Media & Services) 175 1,421
Carter Bankshares, Inc.
*
(Banks) 73 1,702
Carter's, Inc. (Textiles, Apparel & Luxury Goods) 119 4,255
Cartesian Therapeutics, Inc.
*
(Biotechnology) 35 215
Casella Waste Systems, Inc.
*
- Class A (Commercial
Services & Supplies) 210 16,662
Cass Information Systems, Inc. (Financial Services) 39 1,717
Castle Biosciences, Inc.
*
(Health Care Providers &
Services) 96 2,357
Catalyst Pharmaceuticals, Inc.
*
(Biotechnology) 387 9,582
Cathay General Bancorp (Banks) 216 10,770
Cavco Industries, Inc.
*
(Household Durables) 26 12,592
CB Financial Services, Inc. (Banking) 15 513
CBIZ, Inc.
*
(Professional Services) 165 4,430
CBL & Associates Properties, Inc. (Retail REITs) 61 2,344
CECO Environmental Corp.
*
(Commercial Services &
Supplies) 99 5,898
Celcuity, Inc.
*
(Biotechnology) 117 13,354
Celldex Therapeutics, Inc.
*
(Biotechnology) 219 6,947
Centerspace (Residential REITs) 56 3,217
Central Garden & Pet Co.
*
(Household Products) 28 1,030
Central Garden & Pet Co.
*
- Class A (Household
Products) 166 5,382
Central Pacific Financial Corp. (Banks) 86 2,749
Centrus Energy Corp.
*(a)
- Class A (Oil, Gas &
Consumable Fuels) 56 9,721
Centuri Holdings, Inc.
*
(Construction & Engineering) 295 8,617
Century Aluminum Co.
*
(Metals & Mining) 190 11,151
Century Communities, Inc. (Household Durables) 85 4,877
Cerence, Inc.
*
(Software) 147 928
CeriBell, Inc.
*
(Health Care Equipment & Supplies) 90 1,650
Cerus Corp.
*
(Health Care Equipment & Supplies) 618 1,125
CEVA, Inc.
*
(Semiconductors & Semiconductor
Equipment) 88 1,644
CF Bankshares, Inc. (Banking) 17 474
CG Oncology, Inc.
*
(Biotechnology) 198 13,401
Chain Bridge Bancorp, Inc.
*
(Banking) 7 244
Chaince Digital Holdings, Inc.
*
(Commercial Support
Services) 128 509
Champion Homes, Inc.
*
(Household Durables) 187 13,907
Chart Industries, Inc.
*
(Machinery) 151 31,219
Chatham Lodging Trust (Hotel & Resort REITs) 156 1,228
Chemung Financial Corp. (Banks) 14 753
Chesapeake Utilities Corp. (Gas Utilities) 78 9,857
Common Stocks, continued
Shares Value
Chicago Atlantic Real Estate Finance, Inc. (Mortgage
REITs) 61 $ 691
Chimera Investment Corp. (Mortgage REITs) 274 3,439
ChoiceOne Financial Services, Inc. (Banks) 48 1,350
Cimpress PLC
*
(Commercial Services & Supplies) 57 4,161
Cinemark Holdings, Inc. (Entertainment) 355 10,126
Cipher Mining, Inc.
*
(Software) 1,086 13,977
Citi Trends, Inc. (Specialty Retail) 16 693
Citizens & Northern Corp. (Banks) 58 1,296
Citizens Community Bancorp, Inc. (Banking) 31 614
Citizens Financial Services, Inc. (Banks) 15 917
Citizens, Inc.
*
(Insurance) 151 760
City Holding Co. (Banks) 47 5,617
Civista Bancshares, Inc. (Banks) 68 1,550
Claritev Corp.
*
(Technology Services) 31 507
Claros Mortgage Trust, Inc. (Mortgage REITs) 309 735
Clarus Corp.
*
(Leisure Products) 99 269
Clean Energy Fuels Corp.
*
(Oil, Gas & Consumable
Fuels) 581 1,441
Cleanspark, Inc.
*
(Software) 846 7,199
Clear Secure, Inc. - Class A (Software) 295 14,281
Clearfield, Inc.
*
(Communications Equipment) 38 1,006
ClearPoint Neuro, Inc.
*
(Medical Equipment & Devices) 93 846
Clearwater Analytics Holdings, Inc.
*
- Class A
(Software) 934 22,089
Clearwater Paper Corp.
*
(Paper & Forest Products) 52 748
Climb Global Solutions, Inc.
*
(Electronic Equipment,
Instruments & Components) 52 1,031
Clipper Realty, Inc.
*
(Residential REITs) 46 139
Clover Health Investments Corp.
*
(Health Care Facilities
& Services) 1,367 2,405
CNB Financial Corp. (Banks) 98 2,838
CNO Financial Group, Inc. (Insurance) 316 12,974
CNX Resources Corp.
*
(Oil, Gas & Consumable Fuels) 461 17,771
Coastal Financial Corp.
*
(Banks) 43 3,272
CoastalSouth Bancshares, Inc.
*
(Banks) 31 762
Codexis, Inc.
*
(Life Sciences Tools & Services) 298 486
Coeur Mining, Inc.
*
(Metals & Mining) 3,418 64,155
Cogent Biosciences, Inc.
*
(Biotechnology) 479 18,437
Cogent Communications Holdings, Inc. (Diversified
Telecommunication Services) 163 3,071
Cohen & Steers, Inc. (Capital Markets) 93 5,817
Coherus Oncology, Inc.
*
(Biotechnology) 346 585
Cohu, Inc.
*
(Semiconductors & Semiconductor
Equipment) 153 4,685
Collegium Pharmaceutical, Inc.
*
(Pharmaceuticals) 105 3,472
Colony Bankcorp, Inc.
*
(Banks) 69 1,378
Columbia Financial, Inc.
*
(Banks) 91 1,593
Columbus McKinnon Corp. (Machinery) 95 1,380
Commercial Bancgroup, Inc.
*
(Banks) 23 598
Commercial Metals Co. (Metals & Mining) 373 22,913
Community Financial System, Inc. (Banks) 177 10,381
Community Health Systems, Inc.
*
(Health Care
Providers & Services) 429 1,261
Community Healthcare Trust, Inc. (Health Care REITs) 92 1,462
Community Trust Bancorp, Inc. (Banks) 53 3,218
Community West Bancshares (Banks) 77 1,794
CommVault Systems, Inc.
*
(Software) 148 11,528
Compass Diversified Holdings (Financial Services) 225 1,769
Compass Minerals International, Inc. (Metals & Mining) 105 2,452
Compass Therapeutics, Inc.
*
(Biotechnology) 431 2,280
Compass, Inc.
*
- Class A (Real Estate Management &
Development) 2,148 15,701
Complete Solaria, Inc.
*
(Renewable Energy) 271 344

March 31, 2026 (unaudited) :: Schedule of Portfolio Investments
ProFund VP UltraSmall-Cap
Common Stocks, continued
Shares Value
CompX International, Inc.
*
(Commercial Services &
Supplies) 5 $ 117
Comstock Resources, Inc.
*
(Oil, Gas & Consumable
Fuels) 248 5,228
Concentra Group Holdings Parent, Inc. (Health Care
Providers & Services) 391 8,387
Concrete Pumping Holdings, Inc.
*
(Construction &
Engineering) 73 521
Conduent, Inc.
*
(Professional Services) 471 603
CONMED Corp. (Health Care Equipment & Supplies) 104 3,677
ConnectOne Bancorp, Inc. (Banks) 159 4,256
Consensus Cloud Solutions, Inc.
*
(Software) 63 1,496
Consolidated Water Co., Ltd. (Water Utilities) 51 1,689
Constellium SE
*
(Metals & Mining) 459 11,282
Construction Partners, Inc.
*
- Class A (Construction &
Engineering) 160 17,779
Consumer Portfolio Services, Inc.
*
(Consumer Finance) 32 247
Contango ORE, Inc.
*
(Metals & Mining) 70 1,313
Cooper-Standard Holdings, Inc.
*
(Automobile
Components) 57 1,589
COPT Defense Properties (Office REITs) 381 11,659
Core Laboratories, Inc. (Energy Equipment & Services) 157 2,636
Core Molding Technologies, Inc.
*
(Chemicals) 27 605
Core Natural Resources, Inc. (Oil, Gas & Consumable
Fuels) 170 17,803
Core Scientific, Inc.
*
(IT Services) 971 14,526
CoreCivic, Inc.
*
(Commercial Services & Supplies) 345 6,524
CorMedix, Inc.
*(a)
(Pharmaceuticals) 248 1,684
Corsair Gaming, Inc.
*
(Technology Hardware, Storage &
Peripherals) 156 866
CorVel Corp.
*
(Health Care Providers & Services) 97 5,301
Corvus Pharmaceuticals, Inc.
*
(Biotechnology) 215 3,145
Costamare Bulkers Holdings Ltd.
*
(Marine
Transportation) 29 449
Costamare, Inc. (Marine Transportation) 148 2,501
Coursera, Inc.
*
(Diversified Consumer Services) 477 2,776
Covenant Logistics Group, Inc. - Class A (Ground
Transportation) 51 1,385
CPI Card Group, Inc.
*
(Technology Hardware, Storage
& Peripherals) 26 377
CRA International, Inc. (Professional Services) 21 3,399
Cracker Barrel Old Country Store, Inc.
(a)
(Hotels,
Restaurants & Leisure) 74 2,080
Crawford & Co. - Class A (Insurance) 55 548
Credo Technology Group Holding, Ltd.
*
(Semiconductors & Semiconductor Equipment) 540 50,690
Crescent Energy Co. - Class A (Oil, Gas & Consumable
Fuels) 861 11,624
Crexendo, Inc.
*
(Technology Services) 58 358
Cricut, Inc. - Class A (Household Durables) 159 595
Crinetics Pharmaceuticals, Inc.
*
(Biotechnology) 327 11,877
CRISPR Therapeutics AG
*
(Biotechnology) 305 14,509
Critical Metals Corp.
*(a)
(Metals & Mining) 195 1,548
Cross Country Healthcare, Inc.
*
(Health Care Providers
& Services) 105 987
CryoPort, Inc.
*
(Life Sciences Tools & Services) 163 1,350
CS Disco, Inc.
*
(Software) 90 344
CSG Systems International, Inc. (Professional Services) 93 7,434
CSP, Inc.
*
(Technology Services) 23 199
CSW Industrials, Inc. (Building Products) 53 13,811
CTO Realty Growth, Inc. (Equity REIT - Diversified) 105 1,941
CTS Corp. (Electronic Equipment, Instruments &
Components) 96 4,585
Cullinan Therapeutics, Inc.
*
(Biotechnology) 180 2,558
Curbline Properties Corp.
*
(Retail REITs) 326 8,408
Common Stocks, continued
Shares Value
CuriosityStream, Inc. (Entertainment Content) 138 $ 408
Cushman & Wakefield Ltd.
*
(Real Estate Services) 775 9,501
Custom Truck One Source, Inc.
*
(Trading Companies &
Distributors) 202 1,327
Customers Bancorp, Inc.
*
(Banks) 107 7,427
CVB Financial Corp. (Banks) 431 8,357
CVR Energy, Inc.
*
(Oil, Gas & Consumable Fuels) 103 3,466
CVRx, Inc.
*
(Health Care Equipment & Supplies) 54 511
Cytek Biosciences, Inc.
*
(Life Sciences Tools &
Services) 393 1,717
Cytokinetics, Inc.
*
(Biotechnology) 401 26,430
Daily Journal Corp.
*
(Software) 4 1,929
Dakota Gold Corp.
*
(Metals & Mining) 299 1,510
Daktronics, Inc.
*
(Electronic Equipment, Instruments &
Components) 133 2,600
Dana, Inc. (Automobile Components) 379 12,753
Dave & Buster's Entertainment, Inc.
*
(Hotels,
Restaurants & Leisure) 91 986
Dave, Inc.
*
(Software) 35 6,093
Day One Biopharmaceuticals, Inc.
*
(Biotechnology) 262 5,617
Definitive Healthcare Corp.
*
(Health Care Technology) 100 123
Definium Therapeutics, Inc.
*
(Pharmaceuticals) 329 6,218
Delcath Systems, Inc.
*
(Medical Equipment & Devices) 101 937
Delek US Holdings, Inc. (Oil, Gas & Consumable Fuels) 197 8,879
Deluxe Corp. (Commercial Services & Supplies) 148 4,076
Denali Therapeutics, Inc.
*
(Biotechnology) 476 9,139
Designer Brands, Inc. - Class A (Specialty Retail) 112 637
DHT Holdings, Inc. (Oil, Gas & Consumable Fuels) 453 8,276
DiaMedica Therapeutics, Inc.
*
(Biotech & Pharma) 115 779
Diamond Hill Investment Group, Inc. (Capital Markets) 8 1,377
DiamondRock Hospitality Co. (Hotel & Resort REITs) 681 6,381
Dianthus Therapeutics, Inc.
*
(Biotechnology) 120 10,070
Diebold Nixdorf, Inc.
*
(Technology Hardware, Storage
& Peripherals) 81 6,111
Digi International, Inc.
*
(Communications Equipment) 124 5,977
Digimarc Corp.
*
(Software) 52 255
Digital Turbine, Inc.
*
(Software) 363 1,045
DigitalBridge Group, Inc. (Real Estate Management &
Development) 593 9,143
DigitalOcean Holdings, Inc.
*
(IT Services) 255 21,873
Dime Community Bancshares, Inc. (Banks) 133 4,498
Dine Brands Global, Inc. (Hotels, Restaurants & Leisure) 47 1,233
Diodes, Inc.
*
(Semiconductors & Semiconductor
Equipment) 154 10,512
Disc Medicine, Inc.
*
(Biotechnology) 92 5,882
Distribution Solutions Group, Inc.
*
(Trading Companies
& Distributors) 33 866
Diverisifed Energy Co. (Oil & Gas Producers) 211 3,679
Diversified Healthcare Trust (Health Care REITs) 734 4,874
DMC Global, Inc.
*
(Energy Equipment & Services) 65 339
DNOW, Inc.
*
(Trading Companies & Distributors) 622 7,408
DocGo, Inc.
*
(Health Care Providers & Services) 301 189
Dole PLC (Food Products) 225 3,215
Domo, Inc.
*
- Class B (Software) 114 349
Donegal Group, Inc. - Class A (Insurance) 56 962
Donnelley Financial Solutions, Inc.
*
(Capital Markets) 85 4,007
Dorian LPG, Ltd.
*
(Oil, Gas & Consumable Fuels) 124 4,241
Dorman Products, Inc.
*
(Automobile Components) 92 9,601
Douglas Dynamics, Inc. (Machinery) 76 3,199
Douglas Elliman, Inc. (Real Estate Services) 245 402
Douglas Emmett, Inc. (Office REITs) 542 5,106
Dream Finders Homes, Inc.
*
- Class A (Household
Durables) 99 1,378
Driven Brands Holdings, Inc.
*
(Commercial Services &
Supplies) 200 2,522

Schedule of Portfolio Investments :: March 31, 2026 (unaudited)
ProFund VP UltraSmall-Cap
Common Stocks, continued
Shares Value
Ducommun, Inc.
*
(Aerospace & Defense) 46 $ 5,612
D-Wave Quantum, Inc.
*
(Software) 1,223 17,648
DXP Enterprises, Inc.
*
(Trading Companies &
Distributors) 43 6,008
Dycom Industries, Inc.
*
(Construction & Engineering) 98 33,204
Dyne Therapeutics, Inc.
*
(Biotechnology) 446 8,086
Dynex Capital, Inc.
(a)
(Mortgage REITs) 668 8,523
Eagle Bancorp Montana, Inc. (Banking) 25 515
Eagle Bancorp, Inc. (Banks) 94 2,338
Eagle Financial Services, Inc. (Banking) 15 525
Easterly Government Properties, Inc. (Office REITs) 142 3,043
Eastern Bankshares, Inc. (Banks) 728 14,240
Eastman Kodak Co.
*
(Technology Hardware, Storage &
Peripherals) 210 1,901
ECB BanCorp., Inc.
*
(Banking) 25 418
EchoStar Corp.
*
- Class A (Media) 454 53,149
Ecovyst, Inc.
*
(Chemicals) 382 4,913
Edgewell Personal Care Co. (Personal Care Products) 151 3,222
Edgewise Therapeutics, Inc.
*
(Pharmaceuticals) 226 7,119
Editas Medicine, Inc.
*
(Biotechnology) 329 813
eGain Corp.
*
(Software) 54 426
eHealth, Inc.
*
(Insurance) 98 126
El Pollo Loco Holdings, Inc.
*
(Hotels, Restaurants &
Leisure) 94 1,303
Electromed, Inc.
*
(Medical Equipment & Devices) 23 538
Eledon Pharmaceuticals, Inc.
*
(Biotech & Pharma) 250 770
Ellington Financial, Inc. (Mortgage REITs) 408 4,835
Embecta Corp. (Health Care Equipment & Supplies) 199 1,759
Emerald Holding, Inc. (Media) 47 212
Emergent BioSolutions, Inc.
*
(Biotechnology) 174 1,444
Empire Petroleum Corp.
*
(Oil, Gas & Consumable
Fuels) 52 154
Empire State Realty Trust, Inc. (Equity REIT
- Diversified) 468 2,434
Employers Holdings, Inc. (Insurance) 75 3,086
Enact Holdings, Inc. (Financial Services) 92 3,755
Enanta Pharmaceuticals, Inc.
*
(Biotechnology) 91 1,149
Encore Capital Group, Inc.
*
(Consumer Finance) 73 5,119
Encore Energy Corp.
*
(Oil, Gas & Consumable Fuels) 616 1,109
Energizer Holdings, Inc. (Household Products) 210 3,448
Energy Fuels, Inc.
*
(Oil, Gas & Consumable Fuels) 786 14,345
Energy Recovery, Inc.
*
(Machinery) 173 1,742
Energy Services of America Corp. (Engineering &
Construction) 40 525
Enerpac Tool Group Corp. (Machinery) 178 6,492
EnerSys (Electrical Equipment) 123 21,368
Enhabit, Inc.
*
(Health Care Providers & Services) 166 2,339
Enliven Therapeutics, Inc.
*
(Pharmaceuticals) 132 5,174
Ennis, Inc. (Commercial Services & Supplies) 81 1,735
Enova International, Inc.
*
(Consumer Finance) 80 10,866
Enovis Corp.
*
(Health Care Equipment & Supplies) 191 4,345
Enovix Corp.
*
(Electrical Equipment) 645 3,341
Enpro, Inc. (Machinery) 71 17,796
Enterprise Financial Services Corp. (Banks) 123 6,656
Entrada Therapeutics, Inc.
*
(Biotechnology) 95 1,199
Entravision Communications Corp. - Class A (Media) 208 618
Envela Corp.
*
(Renewable Energy) 22 367
Enviri Corp. (Commercial Services & Supplies) 254 4,983
Eos Energy Enterprises, Inc.
*
(Renewable Energy) 1,033 5,123
ePlus, Inc. (Electronic Equipment, Instruments &
Components) 88 6,622
Epsilon Energy Ltd. (Oil & Gas Producers) 72 444
Equity Bancshares, Inc.
*
- Class A (Banks) 57 2,531
Erasca, Inc.
*
(Biotechnology) 634 10,258
Ermenegildo Zegna NV (Apparel & Textile Products) 207 2,156
Common Stocks, continued
Shares Value
Escalade, Inc. (Leisure Products) 34 $ 584
ESCO Technologies, Inc. (Machinery) 87 24,479
Esperion Therapeutics, Inc.
*
(Pharmaceuticals) 806 2,208
Esquire Financial Holdings, Inc. (Banks) 24 2,580
Essent Group, Ltd. (Financial Services) 311 18,174
Essential Properties Realty Trust, Inc. (Equity REIT
- Diversified) 665 20,190
Ethan Allen Interiors, Inc. (Household Durables) 78 1,736
Eton Pharmaceuticals, Inc.
*
(Biotech & Pharma) 86 2,122
European Wax Center, Inc.
*
- Class A (Diversified
Consumer Services) 98 566
Eve Holding, Inc.
*
(Aerospace & Defense) 321 796
EverCommerce, Inc.
*
(Software) 48 549
EverQuote, Inc.
*
- Class A (Interactive Media &
Services) 96 1,480
EVERTEC, Inc. (Financial Services) 215 6,067
EVgo, Inc.
*
(Specialty Retail) 434 746
EVI Industries, Inc.
*
(Trading Companies &
Distributors) 23 473
Evolent Health, Inc.
*
- Class A (Health Care Technology) 373 850
Evolus, Inc.
*
(Pharmaceuticals) 188 773
Evolution Petroleum Corp. (Oil, Gas & Consumable
Fuels) 106 485
Evolv Technologies Holdings, Inc.
*
(Electronic
Equipment, Instruments & Components) 519 3,140
Evommune, Inc.
*
(Biotech & Pharma) 35 805
Excelerate Energy, Inc. - Class A (Oil, Gas &
Consumable Fuels) 80 2,674
eXp World Holdings, Inc. (Real Estate Management &
Development) 300 1,797
Expensify, Inc.
*
(Software) 200 174
Exponent, Inc. (Professional Services) 167 10,897
Expro Group Holdings N.V.
*
(Energy Equipment &
Services) 274 4,770
Extreme Networks, Inc.
*
(Communications Equipment) 447 6,741
Exzeo Group, Inc.
*
(Insurance) 26 381
EyePoint Pharmaceuticals, Inc.
*
(Pharmaceuticals) 259 3,339
F&G Annuities & Life, Inc. (Insurance) 124 3,140
Fabrinet
*
(Electronic Equipment, Instruments &
Components) 121 63,105
Falcon's Beyond Global, Inc.
*(a)
(Professional Services) 58 818
Faraday Future Intelligent Electric, Inc.
*
(Software) 643 177
Farmers & Merchants Bancorp, Inc. (Banks) 42 1,078
Farmers National Banc Corp. (Banks) 186 2,448
Farmland Partners, Inc. (Specialized REITs) 130 1,460
Fastly, Inc.
*
- Class A (IT Services) 473 13,745
Fate Therapeutics, Inc.
*
(Biotechnology) 364 437
FB BanCorp, Inc.
*
(Banking) 54 742
FB Financial Corp. (Banks) 148 7,687
Federal Agricultural Mortgage Corp. - Class C (Financial
Services) 31 4,599
Federal Signal Corp. (Machinery) 201 21,736
Fennec Pharmaceuticals, Inc.
*
(Biotechnology) 97 597
Ferroglobe PLC (Metals & Mining) 400 1,648
Fidelis Insurance Holdings, Ltd. (Insurance) 184 3,516
Fidelity D&D Bancorp, Inc. (Banks) 16 692
Figs, Inc.
*
- Class A (Textiles, Apparel & Luxury Goods) 300 4,431
Finance Of America Companies, Inc.
*
(Specialty
Finance) 15 249
Financial Institutions, Inc. (Banks) 65 2,061
Finward BanCorp. (Banking) 11 399
Finwise Bancorp
*
(Banking) 31 492
Firefly Aerospace, Inc.
*(a)
(Aerospace & Defense) 78 2,221
First Advantage Corp.
*
(Professional Services) 265 3,116
First Bancorp (Banks) 135 7,607

March 31, 2026 (unaudited) :: Schedule of Portfolio Investments
ProFund VP UltraSmall-Cap
Common Stocks, continued
Shares Value
First Bancorp (Banks) 524 $ 11,193
First Bank (Banks) 72 1,152
First Busey Corp. (Banks) 283 7,151
First Business Financial Services, Inc. (Banks) 27 1,456
First Capital, Inc. (Banking) 11 546
First Commonwealth Financial Corp. (Banks) 345 6,065
First Community Bancshares, Inc.
*
(Banks) 55 2,284
First Community Corp (Banking) 24 702
First Financial Bancorp
*
(Banks) 348 9,702
First Financial Bankshares, Inc. (Banks) 450 13,253
First Financial Corp. (Banks) 38 2,402
First Internet Bancorp (Banks) 26 530
First Interstate BancSystem, Inc. - Class A (Banks) 289 9,653
First Merchants Corp. (Banks) 209 8,095
First Mid Bancshares, Inc. (Banks) 73 3,007
First National Corp. (Banking) 26 700
First United Corp.
*
(Banking) 20 733
First Watch Restaurant Group, Inc.
*
(Hotels, Restaurants
& Leisure) 201 2,106
First Western Financial, Inc.
*
(Banks) 28 688
FirstCash Holdings, Inc. (Consumer Finance) 133 25,004
Firstsun Capital Bancorp
*
(Banking) 76 2,770
FitLife Brands, Inc.
*
(Biotech & Pharma) 13 185
Five Star Bancorp (Banks) 52 1,961
Five9, Inc.
*
(Software) 262 3,974
FLEX LNG, Ltd. (Oil, Gas & Consumable Fuels) 105 3,120
Flexsteel Industries, Inc. (Household Durables) 12 539
Flotek Industries, Inc.
*
(Oil & Gas Services &
Equipment) 48 815
Flowco Holdings, Inc.
*
- Class A (Oil & Gas Services &
Equipment) 74 1,524
Fluence Energy, Inc.
*
(Electrical Equipment) 239 3,289
Fluor Corp. (Construction & Engineering) 539 25,144
Flushing Financial Corp. (Banks) 108 1,659
flyExclusive, Inc.
*
(Passenger Airlines) 29 66
Flywire Corp.
*
(Financial Services) 392 4,563
Foghorn Therapeutics, Inc.
*
(Biotechnology) 115 550
Fold Holdings, Inc.
*
(Capital Markets) 21 28
Forafric Global PLC
*
(Food Products) 18 174
Forestar Group, Inc.
*
(Real Estate Management &
Development) 65 1,589
FormFactor, Inc.
*
(Semiconductors & Semiconductor
Equipment) 261 25,314
Forrester Research, Inc.
*
(Professional Services) 38 215
Fortrea Holdings, Inc.
*
(Life Sciences Tools & Services) 312 2,939
Forum Energy Technologies, Inc.
*
(Energy Equipment
& Services) 36 2,112
Forward Air Corp.
*
(Air Freight & Logistics) 73 1,220
Four Corners Property Trust, Inc. (Specialized REITs) 354 8,372
Fox Factory Holding Corp.
*
(Automobile Components) 141 2,321
Franklin BSP Realty Trust, Inc. (Mortgage REITs) 274 2,326
Franklin Covey Co.
*
(Professional Services) 33 521
Franklin Electric Co., Inc. (Machinery) 130 11,982
Franklin Financial Services Corp. (Banking) 14 715
Franklin Street Properties Corp. (Office REITs) 306 203
Frequency Electronics Inc
*
(Technology Hardware) 22 974
Fresh Del Monte Produce, Inc. (Food Products) 111 4,468
Freshworks, Inc.
*
- Class A (Software) 698 5,605
Friedman Industries, Inc.
*
(Steel) 23 408
Frontdoor, Inc.
*
(Diversified Consumer Services) 243 12,845
Frontier Group Holdings, Inc.
*
(Passenger Airlines) 192 678
FrontView REIT, Inc. (Retail REITs) 69 1,067
FRP Holdings, Inc.
*
(Real Estate Management &
Development) 39 853
FS Bancorp, Inc.
*
(Banks) 22 849
Common Stocks, continued
Shares Value
FTAI Infrastructure, Inc. (Ground Transportation) 367 $ 1,813
fuboTV, Inc.
*
(Internet Media & Services) 96 908
Fulcrum Therapeutics, Inc.
*
(Pharmaceuticals) 200 1,534
Fulgent Genetics, Inc.
*
(Health Care Providers &
Services) 70 1,113
Fulton Financial Corp. (Banks) 642 13,058
Funko, Inc.
*
- Class A (Leisure Products) 136 428
FutureFuel Corp.
*
(Oil, Gas & Consumable Fuels) 84 323
FVCBankcorp, Inc.
*
(Banks) 52 790
Gaia, Inc.
*
(Retail - Discretionary) 56 155
Gambling.com Group, Ltd.
*
(Media) 62 241
Gannett Co., Inc.
*
(Media) 472 3,328
Garret Motion, Inc. (Automotive) 594 10,792
GATX Corp. (Trading Companies & Distributors) 120 20,490
GBank Financial Holdings, Inc.
*
(Specialty Finance) 30 804
GCM Grosvenor, Inc. - Class A (Capital Markets) 205 2,009
Genco Shipping & Trading, Ltd. (Marine Transportation) 106 2,390
Gencor Industries, Inc.
*
(Machinery) 35 525
GeneDx Holdings Corp.
*
(Health Care Providers &
Services) 64 4,110
Genesco, Inc.
*
(Specialty Retail) 33 957
Genie Energy, Ltd. - Class B (Electric Utilities) 70 990
Genius Sports Ltd.
*
(Leisure Facilities & Services) 732 3,243
Gentherm, Inc.
*
(Automobile Components) 101 2,806
Genworth Financial, Inc.
*
(Insurance) 1,323 10,742
German American Bancorp, Inc.
*
(Banks) 121 5,057
Geron Corp.
*
(Biotechnology) 1,827 2,722
Getty Images Holdings, Inc.
*(a)
(Interactive Media &
Services) 266 211
Getty Realty Corp. (Retail REITs) 181 5,756
Gevo, Inc.
*
(Renewable Energy) 783 2,138
Gibraltar Industries, Inc.
*
(Building Products) 100 3,987
GigaCloud Technology, Inc.
*
- Class A (Distributors) 80 3,631
G-III Apparel Group, Ltd.
*
(Textiles, Apparel & Luxury
Goods) 122 3,379
Ginkgo Bioworks Holdings, Inc.
*
(Health Care Facilities
& Services) 142 870
Glacier Bancorp, Inc. (Banks) 429 19,163
Gladstone Commercial Corp. (Equity REIT
- Diversified) 162 1,852
Gladstone Land Corp. (Specialized REITs) 117 1,193
Glaukos Corp.
*
(Health Care Equipment & Supplies) 187 20,131
Global Business Travel Group, Inc.
*
(Hotels, Restaurants
& Leisure) 437 2,438
Global Industrial Co. (Trading Companies &
Distributors) 48 1,513
Global Medical REIT, Inc. (Health Care REITs) 43 1,422
Global Net Lease, Inc. (Equity REIT - Diversified) 663 6,206
Global Water Resources, Inc. (Water Utilities) 49 372
Globalstar, Inc.
*
(Telecommunications) 168 11,159
Gogo, Inc.
*
(Wireless Telecommunication Services) 261 1,049
GoHealth, Inc.
*
- Class A (Insurance) 32 48
Golar LNG, Ltd. (Oil, Gas & Consumable Fuels) 327 17,693
Gold.com, Inc. (Distributors) 64 2,565
Golden Entertainment, Inc.
*
ARS (Hotels, Restaurants
& Leisure) 65 1,735
Goosehead Insurance, Inc.
*
- Class A (Insurance) 79 3,370
Gossamer Bio, Inc.
*
(Biotechnology) 643 211
GPGI, Inc.
*
- Class A (Technology Hardware, Storage &
Peripherals) 595 10,175
Graham Corp. (Machinery) 35 2,762
Graham Holdings Co. - Class B (Diversified Consumer
Services) 11 11,630
GRAIL, Inc.
*
(Biotechnology) 118 6,098
Granite Construction, Inc. (Construction & Engineering) 146 17,502

Schedule of Portfolio Investments :: March 31, 2026 (unaudited)
ProFund VP UltraSmall-Cap
Common Stocks, continued
Shares Value
Granite Ridge Resources, Inc. (Oil, Gas & Consumable
Fuels) 181 $ 1,062
Gray Television, Inc. (Media) 294 1,276
Great Lakes Dredge & Dock Corp.
*
(Construction &
Engineering) 223 3,791
Great Southern Bancorp, Inc. (Banks) 27 1,705
Green Brick Partners, Inc.
*
(Household Durables) 105 6,767
Green Dot Corp.
*
- Class A (Consumer Finance) 181 2,031
Green Plains, Inc.
*
(Oil, Gas & Consumable Fuels) 229 3,767
Greene County Bancorp, Inc. (Banks) 23 515
Greenlight Capital Re, Ltd.
*
- Class A (Insurance) 88 1,522
Greenwich Lifesciences, Inc.
*(a)
(Biotechnology) 21 504
Greif, Inc. - Class A (Containers & Packaging) 80 5,366
Greif, Inc. - Class B (Containers & Packaging) 16 1,401
Grid Dynamics Holdings, Inc.
*
(IT Services) 223 1,271
Griffon Corp. (Building Products) 128 9,303
Grindr, Inc.
*
(Interactive Media & Services) 105 1,269
Grocery Outlet Holding Corp.
*
(Consumer Staples
Distribution & Retail) 317 2,235
Group 1 Automotive, Inc. (Specialty Retail) 39 12,895
Groupon, Inc.
*
(Broadline Retail) 85 1,012
Guardant Health, Inc.
*
(Health Care Providers &
Services) 415 38,333
Guardian Pharmacy Services, Inc.
*
- Class A (Consumer
Staples Distribution & Retail) 75 2,825
Gulfport Energy Corp.
*
(Oil, Gas & Consumable Fuels) 53 11,213
Gyre Therapeutics, Inc.
*
(Biotechnology) 39 272
H.B. Fuller Co. (Chemicals) 183 11,287
H2O America
*
(Water Utilities) 112 6,571
HA Sustainable Infrastructure Capital, Inc. (Financial
Services) 418 15,361
Haemonetics Corp.
*
(Health Care Equipment &
Supplies) 157 8,849
Hallador Energy Co.
*
(Oil, Gas & Consumable Fuels) 113 1,840
Hamilton Beach Brands Holding Co.
*
- Class A
(Household Durables) 24 455
Hamilton Insurance Group, Ltd.
*
- Class B (Insurance) 148 4,415
Hancock Whitney Corp. (Banks) 280 17,805
Hanmi Financial Corp. (Banks) 99 2,610
Hanover Bancorp, Inc.
*
(Banking) 15 324
Harmonic, Inc.
*
(Communications Equipment) 372 3,341
Harmony Biosciences Holdings, Inc.
*
(Pharmaceuticals) 146 4,089
Harrow, Inc.
*
(Pharmaceuticals) 106 3,738
Haverty Furniture Cos., Inc. (Specialty Retail) 45 953
Hawaiian Electric Industries, Inc.
*
(Electric Utilities) 547 8,117
Hawkins, Inc. (Chemicals) 65 9,984
Hawthorn Bancshares, Inc. (Banking) 19 640
HBT Financial, Inc. (Banks) 38 1,015
HCI Group, Inc. (Insurance) 36 5,566
Health Catalyst, Inc.
*
(Health Care Technology) 213 271
Healthcare Services Group, Inc.
*
(Commercial Services
& Supplies) 236 4,378
HealthEquity, Inc.
*
(Health Care Providers & Services) 282 23,567
HealthStream, Inc. (Health Care Technology) 80 1,657
HeartFlow, Inc.
*
(Health Care Technology) 67 1,630
Heartland Express, Inc. (Ground Transportation) 147 1,529
Hecla Mining Co. (Metals & Mining) 2,127 39,626
Helen of Troy, Ltd.
*
(Household Durables) 77 1,110
Helios Technologies, Inc. (Machinery) 111 7,183
Helix Energy Solutions Group, Inc.
*
(Energy Equipment
& Services) 465 4,599
Helmerich & Payne, Inc. (Energy Equipment &
Services) 331 11,926
Herbalife, Ltd.
*
(Personal Care Products) 342 5,034
Herc Holdings, Inc. (Trading Companies & Distributors) 109 10,851
Common Stocks, continued
Shares Value
Heritage Commerce Corp. (Banks) 200 $ 2,496
Heritage Financial Corp. (Banks) 114 2,964
Heritage Insurance Holdings, Inc.
*
(Insurance) 82 2,153
Heron Therapeutics, Inc.
*
(Biotechnology) 514 411
Hertz Global Holdings, Inc.
*(a)
(Ground Transportation) 400 1,844
HF Foods Group, Inc.
*
(Consumer Staples Distribution
& Retail) 134 248
HighPeak Energy, Inc.
(a)
(Oil, Gas & Consumable Fuels) 74 511
Hillman Solutions Corp. (Machinery) 663 5,516
Hilltop Holdings, Inc.
*
(Banks) 145 5,194
Hilton Grand Vacations, Inc.
*
(Hotels, Restaurants &
Leisure) 203 7,941
Himalaya Shipping, Ltd. (Marine Transportation) 93 1,237
Hims & Hers Health, Inc.
*
(Health Care Providers &
Services) 686 14,241
Hingham Institution for Savings (Banks) 6 1,715
Hippo Holdings, Inc.
*
(Insurance) 60 1,564
HireQuest, Inc. (Professional Services) 19 190
HNI Corp. (Commercial Services & Supplies) 236 7,880
Holley, Inc.
*
(Automobile Components) 255 783
Hologic, Inc.
*
(Biotechnology) 80 851
Home Bancorp, Inc. (Banks) 23 1,393
Home BancShares, Inc. (Banks) 630 16,966
HomeTrust Bancshares, Inc. (Banks) 53 2,260
Hope Bancorp, Inc. (Banks) 414 4,624
Horace Mann Educators Corp. (Insurance) 136 5,804
Horizon Bancorp, Inc. (Banks) 168 2,784
Hovnanian Enterprises, Inc.
*
- Class A (Household
Durables) 16 1,775
Hub Group, Inc.
*
- Class A (Air Freight & Logistics) 200 7,208
Hudson Pacific Properties, Inc.
*
(Office REITs) 178 1,052
Hudson Technologies, Inc.
*
(Trading Companies &
Distributors) 129 759
Humacyte, Inc.
*(a)
(Biotechnology) 542 329
Huron Consulting Group, Inc.
*
(Professional Services) 57 7,267
Hut 8 Corp.
*
(Software) 328 15,386
Hyliion Holdings Corp.
*
(Machinery) 415 730
Hyster-Yale, Inc. - Class A (Machinery) 41 1,333
I3 Verticals, Inc.
*
- Class A (Financial Services) 74 1,655
IBEX Holdings, Ltd.
*
(Professional Services) 34 912
Ibotta, Inc.
*
- Class A (Media) 37 1,109
ICF International, Inc.
*
(Professional Services) 61 3,983
Ichor Holdings, Ltd.
*
(Semiconductors & Semiconductor
Equipment) 114 5,314
ICU Medical, Inc.
*
(Health Care Equipment & Supplies) 81 10,461
Idaho Strategic Resources, Inc.
*
(Metals & Mining) 50 1,606
Ideaya Biosciences, Inc.
*
(Biotechnology) 283 9,430
IDT Corp. - Class B (Diversified Telecommunication
Services) 54 2,651
IES Holdings, Inc.
*
(Construction & Engineering) 30 14,294
iHeartMedia, Inc.
*
- Class A (Media) 407 1,188
IMAX Corp.
*
(Entertainment) 146 5,549
Immersion Corp. (Technology Hardware, Storage &
Peripherals) 94 513
ImmunityBio, Inc.
*(a)
(Biotechnology) 987 7,570
Immunome, Inc.
*
(Biotechnology) 341 7,458
Immunovant, Inc.
*
(Biotechnology) 273 6,781
Impinj, Inc.
*
(Semiconductors & Semiconductor
Equipment) 94 9,654
Independence Realty Trust, Inc. (Residential REITs) 805 11,987
Independent Bank Corp. (Banks) 167 12,560
Independent Bank Corp. (Banks) 67 2,231
indie Semiconductor, Inc.
*(a)
- Class A (Semiconductors
& Semiconductor Equipment) 669 2,154
Indivior Pharmaceuticals, Inc.
*
(Pharmaceuticals) 406 12,375

March 31, 2026 (unaudited) :: Schedule of Portfolio Investments
ProFund VP UltraSmall-Cap
Common Stocks, continued
Shares Value
Industrial Logistics Properties Trust (Industrial REITs) 186 $ 1,056
Infinity Natural Resources, Inc.
*
- Class A (Oil & Gas
Producers) 54 951
Information Services Group, Inc. (IT Services) 118 453
Ingevity Corp.
*
(Chemicals) 120 8,548
Ingles Markets, Inc. - Class A (Consumer Staples
Distribution & Retail) 49 4,405
Inhibikase Therapeutics, Inc.
*
(Biotech & Pharma) 358 601
Inhibrx Biosciences, Inc.
*
(Biotechnology) 30 2,017
Inmune Bio, Inc.
*
(Biotechnology) 74 84
Innodata, Inc.
*
(Professional Services) 103 3,978
Innospec, Inc. (Chemicals) 83 6,061
Innovage Holding Corp.
*
(Health Care Providers &
Services) 68 545
Innovative Industrial Properties, Inc. (Industrial REITs) 93 4,665
Innovex International, Inc.
*
(Energy Equipment &
Services) 130 3,171
Innoviva, Inc.
*
(Pharmaceuticals) 251 5,848
Innventure, Inc.
*
(Capital Markets) 173 676
Inogen, Inc.
*
(Health Care Equipment & Supplies) 80 494
Inseego Corp.
*
(Technology Hardware) 45 500
Insight Enterprises, Inc.
*
(Electronic Equipment,
Instruments & Components) 98 6,567
Insperity, Inc. (Professional Services) 121 3,272
Inspired Entertainment, Inc.
*
(Hotels, Restaurants &
Leisure) 84 599
Installed Building Products, Inc. (Household Durables) 78 20,682
Insteel Industries, Inc. (Building Products) 63 2,117
Intapp, Inc.
*
(Software) 191 4,907
Integer Holdings Corp.
*
(Health Care Equipment &
Supplies) 115 10,120
Integra LifeSciences Holdings Corp.
*
(Health Care
Equipment & Supplies) 224 2,110
Intellia Therapeutics, Inc.
*
(Biotechnology) 371 4,756
InterDigital, Inc. (Software) 87 26,273
Interface, Inc. (Commercial Services & Supplies) 194 4,834
International Bancshares Corp. (Banks) 182 12,247
International Game Technology PLC (Hotels,
Restaurants & Leisure) 351 4,472
International Money Express, Inc.
*
(Financial Services) 92 1,454
International Seaways, Inc. (Oil, Gas & Consumable
Fuels) 135 9,839
Interparfums, Inc. (Personal Care Products) 61 5,542
Intrepid Potash, Inc.
*
(Chemicals) 36 1,540
Intuitive Machines, Inc.
*
(Aerospace & Defense) 372 6,904
InvenTrust Properties Corp. (Retail REITs) 261 7,950
Invesco Mortgage Capital, Inc. (Mortgage REITs) 258 2,085
Investar Holding Corp. (Banks) 43 1,173
Investors Title Co.
*
(Insurance) 5 1,087
IonQ, Inc.
*
(Technology Hardware, Storage &
Peripherals) 1,155 33,298
Iovance Biotherapeutics, Inc.
*
(Biotechnology) 1,128 3,959
iRadimed Corp.
*
(Health Care Equipment & Supplies) 27 2,599
IRhythm Holdings, Inc.
*
(Health Care Equipment &
Supplies) 107 12,628
Ironwood Pharmaceuticals, Inc.
*
(Biotechnology) 535 1,878
Ispire Technology, Inc.
*
(Tobacco) 63 116
Itron, Inc.
*
(Electronic Equipment, Instruments &
Components) 152 13,624
Ivanhoe Electric, Inc.
*
(Metals & Mining) 356 4,208
J & J Snack Foods Corp. (Food Products) 51 4,043
J Jill, Inc. (Specialty Retail) 24 275
Jack in the Box, Inc. (Hotels, Restaurants & Leisure) 59 571
Jackson Financial, Inc. - Class A (Financial Services) 226 23,892
Jade Biosciences, Inc.
*
(Biotech & Pharma) 107 1,503
Common Stocks, continued
Shares Value
JAKKS Pacific, Inc.
*
(Leisure Products) 30 $ 598
James River Group Holdings, Inc. (Insurance) 123 775
Janus International Group, Inc.
*
(Building Products) 454 2,338
Janux Therapeutics, Inc.
*
(Biotechnology) 143 1,988
JBG SMITH Properties (Office REITs) 200 2,922
Jefferson Capital, Inc. (Consumer Finance) 74 1,423
JELD-WEN Holding, Inc.
*
(Building Products) 284 352
JetBlue Airways Corp.
*
(Passenger Airlines) 994 4,393
Joby Aviation, Inc.
*
(Passenger Airlines) 1,960 16,189
John B. Sanfilippo & Son, Inc.
*
(Food Products) 26 2,063
John Bean Technologies Corp. (Machinery) 175 22,377
John Marshall Bancorp, Inc. (Banks) 42 852
John Wiley & Sons, Inc. - Class A (Media) 134 5,105
Johnson Outdoors, Inc. - Class A (Leisure Products) 20 930
Journey Medical Corp.
*
(Biotech & Pharma) 69 324
Kadant, Inc. (Machinery) 39 11,402
Kaiser Aluminum Corp. (Metals & Mining) 54 6,508
Kaltura, Inc.
*
(Software) 264 322
KalVista Pharmaceuticals, Inc.
*(a)
(Biotechnology) 128 2,577
Karat Packaging, Inc. (Trading Companies &
Distributors) 29 810
KB Home (Household Durables) 206 10,661
Kearney Financial Corp. (Banks) 191 1,442
Kelly Services, Inc. - Class A (Professional Services) 103 912
Kennametal, Inc. (Machinery) 255 9,213
Kennedy-Wilson Holdings, Inc. (Real Estate
Management & Development) 405 4,382
Keros Therapeutics, Inc.
*
(Biotechnology) 98 1,082
Kestra Medical Technologies Ltd.
*
(Medical Equipment
& Devices) 90 1,794
Kforce, Inc. (Professional Services) 58 1,696
Kimball Electronics, Inc.
*
(Electronic Equipment,
Instruments & Components) 81 1,919
KinderCare Learning Cos., Inc.
*
(Diversified Consumer
Services) 105 231
Kinetik Holdings, Inc. (Oil, Gas & Consumable Fuels) 156 7,552
Kingstone Companies, Inc. (Insurance) 36 525
Kingsway Financial Services, Inc.
*
(Insurance) 71 741
Kite Realty Group Trust (Retail REITs) 728 17,873
KKR Real Estate Finance Trust, Inc. (Mortgage REITs) 184 1,126
Knife River Corp. (Construction Materials) 191 15,595
Knowles Corp.
*
(Electronic Equipment, Instruments &
Components) 286 7,344
Kodiak Gas Services, Inc. (Energy Equipment &
Services) 279 16,271
Kodiak Sciences, Inc.
*
(Biotechnology) 127 4,841
Kohl's Corp. (Broadline Retail) 365 4,708
Kolibri Global Energy, Inc.
*
(Oil & Gas Producers) 100 549
Kontoor Brands, Inc.
*
(Textiles, Apparel & Luxury
Goods) 184 12,934
Kopin Corp.
*
(Technology Hardware) 571 1,285
Koppers Holdings, Inc. (Chemicals) 63 2,437
Korn Ferry (Professional Services) 175 11,016
Korro Bio, Inc.
*
(Biotechnology) 22 249
KORU Medical Systems, Inc.
*
(Medical Equipment &
Devices) 144 622
Kosmos Energy, Ltd.
*
(Oil, Gas & Consumable Fuels) 1,587 4,412
Kratos Defense & Security Solutions, Inc.
*
(Aerospace
& Defense) 605 42,658
Krispy Kreme, Inc. (Hotels, Restaurants & Leisure) 258 875
Kronos Worldwide, Inc.
*
(Chemicals) 73 480
Krystal Biotech, Inc.
*
(Biotechnology) 83 21,441
Kulicke & Soffa Industries, Inc. (Semiconductors &
Semiconductor Equipment) 170 11,172
KULR Technology Group, Inc.
*
(Technology Hardware) 142 337

Schedule of Portfolio Investments :: March 31, 2026 (unaudited)
ProFund VP UltraSmall-Cap
Common Stocks, continued
Shares Value
Kura Oncology, Inc.
*
(Biotechnology) 270 $ 2,195
Kura Sushi USA, Inc.
*
- Class A (Hotels, Restaurants &
Leisure) 23 1,605
Kymera Therapeutics, Inc.
*
(Biotechnology) 192 15,992
L.B. Foster Co. - Class A (Machinery) 33 921
Ladder Capital Corp. (Mortgage REITs) 382 3,732
Lakeland Financial Corp. (Banks) 83 4,763
Lakeland Industries, Inc. (Apparel & Textile Products) 29 238
Lancaster Colony Corp. (Food Products) 67 9,267
Landmark BanCorp, Inc. (Banking) 16 397
Lands' End, Inc.
*
(Specialty Retail) 31 348
Lantheus Holdings, Inc.
*
(Health Care Equipment &
Supplies) 219 16,610
Larimar Therapeutics, Inc.
*
(Biotechnology) 158 711
Latham Group, Inc.
*
(Leisure Products) 167 897
Laureate Education, Inc.
*
(Diversified Consumer
Services) 425 14,807
La-Z-Boy, Inc. (Household Durables) 139 4,467
LB Pharmaceuticals, Inc.
*
(Pharmaceuticals) 64 1,578
LCI Industries (Automobile Components) 79 9,715
LCNB Corp. (Banks) 45 702
Legacy Housing Corp.
*
(Household Durables) 29 592
Legalzoom.com, Inc.
*
(Commercial Support Services) 417 2,365
Legence Corporation
*
(Construction & Engineering) 126 7,114
Leggett & Platt, Inc. (Household Durables) 446 4,406
LeMaitre Vascular, Inc. (Health Care Equipment &
Supplies) 70 7,642
Lemonade, Inc.
*
(Insurance) 207 12,974
LendingClub Corp.
*
(Consumer Finance) 383 5,485
LendingTree, Inc.
*
(Consumer Finance) 37 1,587
LENSAR, Inc.
*
(Medical Equipment & Devices) 32 191
LENZ Therapeutics, Inc.
*
(Biotechnology) 67 613
Lexeo Therapeutics, Inc.
*
(Biotechnology) 221 1,269
LGI Homes, Inc.
*
(Household Durables) 69 2,728
Liberty Energy, Inc. (Energy Equipment & Services) 528 15,206
Liberty Latin America, Ltd.
*
- Class A (Diversified
Telecommunication Services) 98 847
Liberty Latin America, Ltd.
*
- Class C (Diversified
Telecommunication Services) 464 4,093
Life Time Group Holdings, Inc.
*
(Hotels, Restaurants &
Leisure) 506 13,632
Life360, Inc.
*
(Software) 69 2,817
Lifecore Biomedical, Inc.
*
(Life Sciences Tools &
Services) 93 346
LifeMD, Inc.
*
(Health Care Technology) 133 480
LifeStance Health Group, Inc.
*
(Health Care Providers
& Services) 556 3,542
Lifevantage Corporation (Food Products) 36 156
Lifeway Foods, Inc.
*
(Food Products) 17 329
Lifezone Metals, Ltd.
*
(Metals & Mining) 109 366
Ligand Pharmaceuticals, Inc.
*
(Pharmaceuticals) 65 12,977
Lightbridge Corp.
*
(Electrical Equipment) 98 1,045
Limbach Holdings, Inc.
*
(Construction & Engineering) 35 2,732
Limoneira Co.
*
(Food Products) 56 752
Lincoln Educational Services Corp.
*
(Diversified
Consumer Services) 99 4,027
Lindblad Expeditions Holdings, Inc.
*
(Hotels,
Restaurants & Leisure) 128 2,214
Lindsay Corp. (Machinery) 35 4,167
LINKBANCORP, Inc. (Banks) 72 600
Lionsgate Studios Corp.
*
(Entertainment) 685 6,569
Liquidia Corp.
*
(Pharmaceuticals) 219 8,265
Liquidity Services, Inc.
*
(Commercial Services &
Supplies) 78 2,384
LivaNova PLC
*
(Health Care Equipment & Supplies) 182 11,568
Common Stocks, continued
Shares Value
Live Oak Bancshares, Inc. (Banks) 118 $ 3,902
LiveRamp Holdings, Inc.
*
(Software) 209 5,543
Livewire Group, Inc.
*
(Automobiles) 39 65
loanDepot, Inc.
*
(Specialty Finance) 336 477
Logistic Properties Of The Americas
*
(Real Estate
Owners & Developers) 11 36
LSB Industries, Inc.
*
(Chemicals) 180 2,682
LSI Industries, Inc. (Electrical Equipment) 93 1,730
LTC Properties, Inc. (Health Care REITs) 158 5,871
Lucid Diagnostics, Inc.
*
(Medical Equipment & Devices) 301 346
Lumen Technologies, Inc. (Diversified
Telecommunication Services) 3,191 22,178
Lument Finance Trust, Inc.
*
(Specialty Finance) 153 193
Lumexa Imaging Holdings, Inc.
*
(Health Care Facilities
& Services) 85 731
Luxfer Holdings PLC (Machinery) 89 1,084
LXP Industrial Trust (Industrial REITs) 195 9,021
M/I Homes, Inc.
*
(Household Durables) 87 10,653
Mack-Cali Realty Corp. (Residential REITs) 266 5,019
Madison Square Garden Entertainment Corp.
*
(Entertainment) 133 7,835
Madrigal Pharmaceuticals, Inc.
*
(Biotechnology) 57 29,839
Magnera Corp.
*
(Forestry, Paper & Wood Products) 108 1,027
Magnite, Inc.
*
(Media) 476 5,655
Magnolia Oil & Gas Corp. - Class A (Oil, Gas &
Consumable Fuels) 606 19,130
MainStreet Bancshares, Inc.
*
(Banking) 23 511
Malibu Boats, Inc.
*
- Class A (Leisure Products) 62 1,607
Mama's Creations, Inc.
*
(Food Products) 123 1,887
Mammoth Energy Services, Inc.
*
(Energy Equipment &
Services) 81 198
Mannkind Corp.
*
(Biotechnology) 1,023 2,506
MapLight Therapeutics, Inc.
*
(Biotechnology) 65 1,321
MARA Holdings, Inc.
*(a)
(Software) 1,269 10,355
Maravai LifeSciences Holdings, Inc.
*
- Class A (Life
Sciences Tools & Services) 365 1,033
Marcus & Millichap, Inc. (Real Estate Management &
Development) 80 2,127
Marex Group PLC (Institutional Financial Services) 184 8,203
Marine Products Corp. (Leisure Products) 29 211
MarineMax, Inc.
*
(Specialty Retail) 65 1,759
MarketWise, Inc. (Capital Markets) 6 112
Marqeta, Inc.
*
- Class A (Financial Services) 1,199 4,892
Marriott Vacations Worldwide Corp.
*
(Hotels,
Restaurants & Leisure) 93 6,056
Marten Transport, Ltd. (Ground Transportation) 195 2,560
Masterbrand, Inc.
*
(Building Products) 425 3,532
MasterCraft Boat Holdings, Inc.
*
(Leisure Products) 53 1,087
Materion Corp. (Metals & Mining) 69 9,981
Mativ Holdings, Inc. (Chemicals) 181 1,575
Matrix Service Co.
*
(Construction & Engineering) 91 1,045
Matson, Inc. (Marine Transportation) 103 16,886
Matthews International Corp. - Class A (Commercial
Services & Supplies) 100 2,582
Maui Land & Pineapple Co., Inc.
*
(Real Estate
Management & Development) 23 354
MaxCyte, Inc.
*
(Life Sciences Tools & Services) 338 237
Maximus, Inc. (Professional Services) 183 11,730
MaxLinear, Inc.
*
(Semiconductors & Semiconductor
Equipment) 273 4,747
Mayville Engineering Co., Inc.
*
(Machinery) 44 790
Maze Therapeutics, Inc.
*
(Biotechnology) 88 2,627
MBIA, Inc.
*
(Insurance) 153 904
MBX Biosciences, Inc.
*
(Pharmaceuticals) 95 2,836
McGrath RentCorp (Trading Companies & Distributors) 82 9,043

March 31, 2026 (unaudited) :: Schedule of Portfolio Investments
ProFund VP UltraSmall-Cap
Common Stocks, continued
Shares Value
McGraw Hill, Inc.
*
(Diversified Consumer Services) 97 $ 1,329
Mechanics Bancorp
*
(Banks) 162 2,390
Medallion Financial Corp.
*
(Consumer Finance) 54 462
MediaAlpha, Inc.
*
- Class A (Interactive Media &
Services) 113 1,051
Medifast, Inc. (Personal Care Products) 36 367
MediWound, Ltd.
*
(Pharmaceuticals) 33 532
MeiraGTx Holdings PLC
*
(Biotechnology) 151 1,308
Mercantile Bank Corp. (Banks) 56 2,828
Merchants Bancorp (Financial Services) 87 3,733
Mercury General Corp. (Insurance) 90 7,934
Mercury Systems, Inc.
*
(Aerospace & Defense) 182 13,270
Meridian Corporation
*
(Banking) 31 588
Meridian Holdings, Inc.
*
(Entertainment) 6 43
Merit Medical Systems, Inc.
*
(Health Care Equipment &
Supplies) 196 13,510
Meritage Homes Corp. (Household Durables) 226 13,976
Mesa Laboratories, Inc. (Life Sciences Tools & Services) 18 1,592
Methode Electronics, Inc. (Electronic Equipment,
Instruments & Components) 112 618
Metrocity Bankshares, Inc. (Banks) 74 2,122
Metropolitan Bank Holding Corp. (Banks) 30 2,499
MFA Financial, Inc. (Mortgage REITs) 345 3,305
MGE Energy, Inc. (Electric Utilities) 123 9,507
MGP Ingredients, Inc. (Beverages) 47 864
Miami International Holdings, Inc.
*
(Capital Markets) 82 3,191
Microvast Holdings, Inc.
*
(Automotive) 665 998
MicroVision, Inc.
*(a)
(Electronic Equipment, Instruments
& Components) 1,023 656
Mid Penn Bancorp, Inc. (Banks) 65 2,090
Middlesex Water Co. (Water Utilities) 61 3,175
Midland States Bancorp, Inc. (Banks) 68 1,517
Miller Industries, Inc. (Machinery) 37 1,685
MillerKnoll, Inc. (Commercial Services & Supplies) 229 3,311
MiMedx Group, Inc.
*
(Biotechnology) 396 1,564
Minerals Technologies, Inc. (Chemicals) 106 7,518
Mineralys Therapeutics, Inc.
*
(Biotechnology) 160 4,334
Mirion Technologies, Inc.
*
(Electronic Equipment,
Instruments & Components) 802 14,909
Mirum Pharmaceuticals, Inc.
*
(Biotechnology) 141 13,026
Mission Produce, Inc.
*
(Food Products) 143 1,968
Mister Car Wash, Inc.
*
(Diversified Consumer Services) 332 2,314
Mistras Group, Inc.
*
(Professional Services) 37 547
Mitek Systems, Inc.
*
(Software) 149 2,012
Mobile Infrastructure Corp.
*
(Real Estate Owners &
Developers) 43 96
Modine Manufacturing Co.
*
(Automobile Components) 175 37,924
Modiv Industrial, Inc. (Retail REITs) 32 458
Moelis & Co. - Class A (Capital Markets) 249 14,193
Monarch Casino & Resort, Inc. (Hotels, Restaurants &
Leisure) 43 4,111
Monopar Therapeutics, Inc.
*
(Biotech & Pharma) 15 822
Monro, Inc. (Specialty Retail) 94 1,508
Montauk Renewables, Inc.
*
(Independent Power/
Renewable Electricity Producers) 225 259
Monte Rosa Therapeutics, Inc.
*
(Biotechnology) 202 3,323
Montrose Environmental Group, Inc.
*
(Commercial
Services & Supplies) 110 2,408
Moog, Inc. - Class A (Aerospace & Defense) 94 27,508
Motorcar Parts of America, Inc.
*
(Automotive) 45 498
Movado Group, Inc. (Textiles, Apparel & Luxury Goods) 51 1,245
M-Tron Industries, Inc.
*
(Electrical Equipment) 11 735
Mueller Water Products, Inc. - Class A (Machinery) 522 14,350
Murphy Oil Corp. (Oil, Gas & Consumable Fuels) 452 18,644
MVB Financial Corp. (Banks) 37 919
Common Stocks, continued
Shares Value
Myers Industries, Inc. (Containers & Packaging) 124 $ 2,626
Myomo, Inc.
*
(Medical Equipment & Devices) 120 81
MYR Group, Inc.
*
(Construction & Engineering) 52 14,681
Myriad Genetics, Inc.
*
(Biotechnology) 308 1,386
N-able, Inc.
*
(Software) 238 1,111
Nabors Industries, Ltd.
*
(Energy Equipment & Services) 47 4,045
NACCO Industries, Inc.
*
- Class A (Oil, Gas &
Consumable Fuels) 13 676
NANO Nuclear Energy, Inc.
*(a)
(Electrical Equipment) 134 2,744
Nano-X Imaging, Ltd.
*
(Health Care Providers &
Services) 233 529
Napco Security Technologies, Inc. (Electronic
Equipment, Instruments & Components) 115 4,530
Nathan's Famous, Inc. (Hotels, Restaurants & Leisure) 10 1,007
National Bank Holdings Corp. - Class A (Banks) 127 4,973
National Bankshares, Inc. (Banks) 21 765
National Beverage Corp.
*
(Beverages) 80 2,692
National CineMedia, Inc.
*
(Media) 222 677
National Energy Services Reunited Corp.
*
(Oil & Gas
Services & Equipment) 225 4,831
National Health Investors, Inc. (Health Care REITs) 157 12,695
National HealthCare Corp. (Health Care Providers &
Services) 42 6,707
National Presto Industries, Inc.
*
(Aerospace & Defense) 17 2,330
National Research Corp.
*
(Health Care Providers &
Services) 40 679
National Vision Holdings, Inc.
*
(Specialty Retail) 261 6,760
Natural Gas Services Group, Inc.
*
(Energy Equipment &
Services) 34 1,283
Natural Grocers by Vitamin Cottage, Inc.
*
(Consumer
Staples Distribution & Retail) 43 1,112
Nature's Sunshine Products, Inc.
*
(Personal Care
Products) 56 1,343
Navan, Inc.
*
(Hotels, Restaurants & Leisure) 125 1,655
Navient Corp. (Consumer Finance) 227 1,857
Navigator Holdings Ltd. (Transportation & Logistics) 96 1,856
Navitas Semiconductor Corp.
*
(Semiconductors &
Semiconductor Equipment) 680 5,964
NB Bancorp, Inc.
*
(Banks) 133 2,802
NBT Bancorp, Inc. (Banks) 171 7,281
NCR Atleos Corp.
*
(Financial Services) 245 10,677
NCR Voyix Corp.
*
(Software) 465 2,943
Nelnet, Inc. - Class A (Consumer Finance) 43 5,545
Neogen Corp.
*
(Health Care Equipment & Supplies) 731 6,791
NeoGenomics, Inc.
*
(Health Care Providers & Services) 431 3,198
Neonode, Inc.
*
(Technology Hardware) 42 59
NerdWallet, Inc.
*
- Class A (Consumer Finance) 133 1,381
Nerdy, Inc.
*
(Diversified Consumer Services) 201 164
NET Lease Office Properties
*
(Office REITs) 50 576
Net Power, Inc.
*
(Electrical Equipment) 131 204
NETGEAR, Inc.
*
(Communications Equipment) 92 2,009
NetScout Systems, Inc.
*
(Communications Equipment) 234 7,439
NETSTREIT Corp. (Retail REITs) 281 5,291
Neurogene, Inc.
*
(Biotechnology) 38 766
Neuronetics, Inc.
*
(Health Care Facilities & Services) 124 180
NeuroPace, Inc.
*
(Health Care Equipment & Supplies) 85 1,118
New Fortress Energy, Inc.
(a)
(Oil & Gas Producers) 587 346
New Jersey Resources Corp. (Gas Utilities) 338 18,563
New York Community Bancorp, Inc. (Banks) 1,017 13,394
Newmark Group, Inc. - Class A (Real Estate
Management & Development) 508 7,615
Newsmax, Inc.
*
(Internet Media & Services) 159 830
NewtekOne, Inc.
*
(Financial Services) 82 898
NexPoint Diversified Real Estate Trust (Equity REIT
- Diversified) 123 574

Schedule of Portfolio Investments :: March 31, 2026 (unaudited)
ProFund VP UltraSmall-Cap
Common Stocks, continued
Shares Value
Nexpoint Real Estate Finance, Inc. (Mortgage REITs) 22 $ 296
NexPoint Residential Trust, Inc. (Residential REITs) 75 1,875
NextDecade Corp.
*
(Oil, Gas & Consumable Fuels) 586 4,489
Nextdoor Holdings, Inc.
*
(Interactive Media & Services) 744 1,042
NextNav, Inc.
*
(Software) 317 5,078
NextNRG, Inc.
*
(Oil & Gas Producers) 147 59
Nextpower, Inc.
*
- Class A (Electrical Equipment) 488 58,827
Nexxen International Ltd.
*
(Advertising & Marketing) 104 678
NI Holdings, Inc.
*
(Insurance) 23 296
Niagen Bioscience, Inc.
*
(Life Sciences Tools &
Services) 177 781
Nicolet Bankshares, Inc. (Banks) 62 9,214
NioCorp Developments Ltd.
*
(Metals & Mining) 393 1,753
Nkarta, Inc.
*
(Biotechnology) 156 329
NL Industries, Inc.
*
(Commercial Services & Supplies) 28 163
nLight, Inc.
*
(Electronic Equipment, Instruments &
Components) 159 9,066
NMI Holdings, Inc.
*
- Class A (Financial Services) 257 9,640
Noble Corp. PLC
*
(Energy Equipment & Services) 423 20,756
Nordic American Tankers, Ltd. (Oil, Gas & Consumable
Fuels) 686 4,020
Northeast Bank (Banks) 25 2,809
Northeast Community Bancorp, Inc. (Banks) 41 976
Northern Oil and Gas, Inc. (Oil, Gas & Consumable
Fuels) 321 9,383
Northfield Bancorp, Inc. (Banks) 124 1,679
Northpointe Bancshares, Inc. (Banking) 69 1,190
Northrim Bancorp, Inc. (Banks) 73 1,670
Northwest Bancshares, Inc.
*
(Banks) 486 6,167
Northwest Natural Holding Co. (Gas Utilities) 139 7,398
Northwest Pipe Co.
*
(Construction & Engineering) 32 2,492
NorthWestern Energy Group, Inc. (Multi-Utilities) 206 13,584
Norwood Financial Corp. (Banks) 33 971
NovaGold Resources, Inc.
*
(Metals & Mining) 940 8,441
Novanta, Inc.
*
(Electronic Equipment, Instruments &
Components) 121 14,291
Novavax, Inc.
*(a)
(Biotechnology) 501 4,078
Novocure, Ltd.
*
(Health Care Equipment & Supplies) 340 3,706
NPK International, Inc.
*
(Energy Equipment & Services) 274 3,970
Nu Skin Enterprises, Inc. - Class A (Personal Care
Products) 161 1,172
Nurix Therapeutics, Inc.
*
(Biotechnology) 340 5,270
NuScale Power Corp.
*
(Electrical Equipment) 532 5,767
Nutex Health, Inc.
*
(Software) 17 1,616
Nuvalent, Inc.
*
- Class A (Biotechnology) 167 17,109
Nuvation Bio, Inc.
*
(Pharmaceuticals) 807 3,462
Nuvectis Pharma, Inc.
*
(Biotech & Pharma) 52 402
NVE Corp.
*
(Semiconductors & Semiconductor
Equipment) 16 1,048
Oak Valley Bancorp (Banks) 23 746
Oceaneering International, Inc.
*
(Energy Equipment &
Services) 331 11,741
OceanFirst Financial Corp. (Banks) 188 3,392
Octave Specialty Group, Inc.
*
(Insurance) 130 605
Ocular Therapeutix, Inc.
*
(Pharmaceuticals) 629 5,328
OFG Bancorp (Banks) 144 5,826
Ohio Valley Banc Corp. (Asset Management) 13 570
O-I Glass, Inc. (Containers & Packaging) 514 5,402
Oil States International, Inc.
*
(Energy Equipment &
Services) 189 2,200
Oil-Dri Corp. of America (Household Products) 33 2,148
Oklo, Inc.
*
(Electric Utilities) 408 20,233
Olaplex Holdings, Inc.
*
(Personal Care Products) 470 954
Old National Bancorp (Banks) 1,172 25,901
Old Second Bancorp, Inc. (Banks) 169 3,407
Common Stocks, continued
Shares Value
Olema Pharmaceuticals, Inc.
*
(Biotechnology) 234 $ 3,489
Omada Health, Inc.
*
(Health Care Providers & Services) 111 1,395
Omega Flex, Inc.
*
(Machinery) 12 372
Omeros Corp.
*
(Pharmaceuticals) 229 2,418
OmniAb, Inc.
*
(Life Sciences Tools & Services) 372 584
Omnicell, Inc.
*
(Health Care Equipment & Supplies) 149 4,974
ONE Gas, Inc. (Gas Utilities) 200 17,226
One Liberty Properties, Inc. (Equity REIT - Diversified) 61 1,309
OneSpan, Inc. (Software) 127 1,337
OneSpaWorld Holdings, Ltd. (Diversified Consumer
Services) 334 7,665
OneWater Marine, Inc.
*
(Specialty Retail) 39 369
Onity Group, Inc.
*
(Financial Services) 24 942
Ooma, Inc.
*
(Software) 85 1,237
OP Bancorp (Banking) 39 519
OPAL Fuels, Inc.
*
(Renewable Energy) 71 179
Open Lending Corp.
*
(Capital Markets) 338 423
OPENLANE, Inc.
*
(Commercial Services & Supplies) 352 10,261
OPKO Health, Inc.
*
(Health Care Providers & Services) 1,376 1,569
Oportun Financial Corp.
*
(Specialty Finance) 135 622
OppFi, Inc.
*
(Consumer Finance) 87 671
OptimizeRx Corp.
*
(Health Care Technology) 53 333
Option Care Health, Inc.
*
(Health Care Providers &
Services) 534 14,375
Orange County Bancorp, Inc. (Banks) 39 1,247
OraSure Technologies, Inc.
*
(Health Care Equipment &
Supplies) 233 699
Orchid Island Capital, Inc. (Mortgage REITs) 620 4,359
Organogenesis Holdings, Inc.
*
(Biotechnology) 228 540
ORIC Pharmaceuticals, Inc.
*
(Biotechnology) 221 2,800
Origin Bancorp, Inc. (Banks) 100 4,146
Orion Group Holdings, Inc.
*
(Construction &
Engineering) 126 1,373
Orion SA (Chemicals) 186 1,209
Ormat Technologies, Inc. (Independent Power/
Renewable Electricity Producers) 204 22,831
Orrstown Financial Services, Inc. (Banks) 62 2,237
Orthofix Medical, Inc.
*
(Health Care Equipment &
Supplies) 131 1,503
OrthoPediatrics Corp.
*
(Health Care Equipment &
Supplies) 57 905
Oruka Therapeutics Inc
*
(Biotechnology) 129 6,327
Oscar Health, Inc.
*
- Class A (Insurance) 679 7,788
OSI Systems, Inc.
*
(Electronic Equipment, Instruments
& Components) 53 14,072
Otter Tail Corp. (Electric Utilities) 129 11,322
Ouster, Inc.
*
(Electronic Equipment, Instruments &
Components) 190 3,490
Outfront Media, Inc. (Specialized REITs) 495 13,118
Outset Medical, Inc.
*
(Software) 56 215
Oxford Industries, Inc. (Textiles, Apparel & Luxury
Goods) 47 1,810
P10, Inc. - Class A (Capital Markets) 195 1,416
Pacific Biosciences of California, Inc.
*
(Life Sciences
Tools & Services) 923 1,218
Pacira BioSciences, Inc.
*
(Pharmaceuticals) 137 3,096
PACS Group, Inc.
*
(Health Care Providers & Services) 147 4,722
Pagaya Technologies, Ltd.
*
- Class A (Software) 202 2,353
PagerDuty, Inc.
*
(Software) 294 1,826
Pagseguro Digital, Ltd. - Class A (Financial Services) 599 6,002
Palladyne AI Corp.
*
(Machinery) 101 613
Palomar Holdings, Inc.
*
(Insurance) 88 10,516
Palvella Therapeutics, Inc.
*
(Biotechnology) 26 3,241
PAM Transportation Services, Inc.
*
(Ground
Transportation) 16 135

March 31, 2026 (unaudited) :: Schedule of Portfolio Investments
ProFund VP UltraSmall-Cap
Common Stocks, continued
Shares Value
Pangaea Logistics Solutions, Ltd. (Marine
Transportation) 100 $ 708
Papa John's International, Inc. (Hotels, Restaurants &
Leisure) 109 3,533
Par Pacific Holdings, Inc.
*
(Oil, Gas & Consumable
Fuels) 165 10,336
PAR Technology Corp.
*
(Electronic Equipment,
Instruments & Components) 134 1,786
Park Aerospace Corp. (Aerospace & Defense) 61 1,670
Park National Corp. (Banks) 50 8,173
Parke Bancorp, Inc.
*
(Banks) 32 909
Park-Ohio Holdings Corp.
*
(Machinery) 33 793
Pathward Financial, Inc. (Banks) 74 6,603
Patria Investments, Ltd. - Class A (Capital Markets) 221 2,785
Patrick Industries, Inc. (Automobile Components) 109 12,107
Patriot National Bancorp, Inc.
*
(Banking) 261 337
Patterson-UTI Energy, Inc. (Energy Equipment &
Services) 1,161 12,574
Payoneer Global, Inc.
*
(Financial Services) 932 4,502
Paysafe, Ltd.
*
(Financial Services) 105 715
Paysign, Inc.
*
(Financial Services) 118 696
PBF Energy, Inc. - Class A (Oil, Gas & Consumable
Fuels) 280 13,334
PC Connection, Inc. (Electronic Equipment, Instruments
& Components) 37 2,163
PCB Bancorp (Banks) 36 810
PDF Solutions, Inc.
*
(Semiconductors & Semiconductor
Equipment) 107 3,500
Peabody Energy Corp.
*
(Oil, Gas & Consumable Fuels) 409 13,477
Peakstone Realty Trust (Office REITs) 123 2,569
Peapack-Gladstone Financial Corp. (Banks) 54 1,901
Pebblebrook Hotel Trust (Hotel & Resort REITs) 376 4,749
Pediatrix Medical Group, Inc.
*
(Health Care Providers
& Services) 286 6,118
Peloton Interactive, Inc.
*
- Class A (Leisure Products) 1,325 5,684
Penguin Solutions, Inc.
*
(Semiconductors &
Semiconductor Equipment) 174 3,062
PennyMac Financial Services, Inc. (Financial Services) 98 8,565
PennyMac Mortgage Investment Trust (Mortgage
REITs) 292 3,405
Peoples Bancorp of North Carolina, Inc. (Banks) 14 548
Peoples Bancorp, Inc.
*
(Banks) 117 3,846
Peoples Financial Services Corp. (Banks) 31 1,653
Perdoceo Education Corp. (Diversified Consumer
Services) 215 8,000
Perella Weinberg Partners (Capital Markets) 219 3,977
Perimeter Solutions SA
*
(Chemicals) 466 11,380
Perma-Fix Environmental Services, Inc.
*
(Commercial
Services & Supplies) 58 620
Perpetua Resources Corp.
*
(Metals & Mining) 290 8,155
Personalis, Inc.
*
(Health Care Facilities & Services) 168 1,070
Perspective Therapeutics, Inc.
*
(Biotechnology) 208 867
Petco Health & Wellness Co., Inc.
*
(Specialty Retail) 291 809
Phathom Pharmaceuticals, Inc.
*
(Pharmaceuticals) 155 1,722
Phibro Animal Health Corp. - Class A (Pharmaceuticals) 68 3,761
Phillips Edison & Co., Inc. (Retail REITs) 423 15,829
Phinia, Inc. (Automobile Components) 127 8,692
Phoenix Education Partners, Inc.
*
(Diversified Consumer
Services) 17 535
Photronics, Inc.
*
(Semiconductors & Semiconductor
Equipment) 191 7,718
Phreesia, Inc.
*
(Health Care Technology) 194 1,626
Picard Medical, Inc.
*
(Health Care Equipment &
Supplies) 17 18
Common Stocks, continued
Shares Value
Piedmont Office Realty Trust, Inc. - Class A (Office
REITs) 416 $ 2,733
Pioneer Bancorp, Inc.
*
(Banks) 37 515
Piper Sandler Cos (Institutional Financial Services) 234 17,913
Pitney Bowes, Inc. (Commercial Services & Supplies) 540 5,967
PJT Partners, Inc. - Class A (Capital Markets) 77 10,758
Planet Labs PBC
*
- Class A (Professional Services) 906 25,322
Playstudios, Inc.
*
(Entertainment) 299 140
Playtika Holding, Corp.
*
(Entertainment Content) 188 523
Plexus Corp.
*
(Electronic Equipment, Instruments &
Components) 89 18,026
Plug Power, Inc.
*
(Electrical Equipment) 4,430 10,012
Plumas Bancorp
*
(Banks) 22 1,074
Polaris, Inc. (Leisure Products) 178 9,701
Ponce Financial Group, Inc.
*
(Banks) 66 1,103
Porch Group, Inc.
*
(Software) 293 2,101
Portillo's, Inc.
*
- Class A (Hotels, Restaurants & Leisure) 223 1,180
Portland General Electric Co. (Electric Utilities) 379 20,000
Postal Realty Trust, Inc. - Class A (Office REITs) 83 1,540
Powell Industries, Inc. (Electrical Equipment) 32 17,315
Power Integrations, Inc. (Semiconductors &
Semiconductor Equipment) 185 9,472
Power Solutions International, Inc.
*
(Machinery) 29 1,766
Powerfleet, Inc.
*
(Electronic Equipment, Instruments &
Components) 416 1,281
PRA Group, Inc.
*
(Consumer Finance) 130 2,275
Prairie Operating Co.
*
(Software) 114 231
Praxis Precision Medicines, Inc.
*
(Biotechnology) 86 27,708
Precigen, Inc.
*
(Biotechnology) 603 2,334
Preferred Bank (Banks) 39 3,537
Preformed Line Products Co.
*
(Electrical Equipment) 9 2,437
Prestige Consumer Healthcare, Inc.
*
(Pharmaceuticals) 161 9,542
PriceSmart, Inc. (Consumer Staples Distribution &
Retail) 86 12,942
Prime Medicine, Inc.
*
(Biotechnology) 344 1,197
PrimeEnergy Resources Corp.
*
(Oil, Gas & Consumable
Fuels) 2 466
Primis Financial Corp. (Banks) 70 930
Primoris Services Corp. (Construction & Engineering) 181 25,890
Princeton Bancorp, Inc. (Banks) 17 574
Priority Technology Holdings, Inc.
*
(Financial Services) 94 444
Privia Health Group, Inc.
*
(Health Care Providers &
Services) 389 8,002
ProAssurance Corp. (Insurance) 171 4,227
PROCEPT BioRobotics Corp.
*
(Health Care Equipment
& Supplies) 178 4,452
Pro-Dex, Inc.
*
(Medical Equipment & Devices) 7 344
Proficient Auto Logistics, Inc.
*
(Ground Transportation) 81 549
ProFrac Holding Corp.
*
- Class A (Energy Equipment &
Services) 96 595
PROG Holdings, Inc.
*
(Consumer Finance) 132 3,787
Progress Software Corp. (Software) 140 3,591
Progyny, Inc.
*
(Health Care Providers & Services) 251 4,262
ProPetro Holding Corp.
*
(Energy Equipment & Services) 328 4,726
Protagonist Therapeutics, Inc.
*
(Biotechnology) 195 20,553
Protalix BioTherapeutics, Inc.
*
(Biotech & Pharma) 244 529
Protara Therapeutics, Inc.
*
(Biotech & Pharma) 172 896
Prothena Corp. PLC
*
(Biotechnology) 147 1,429
Proto Labs, Inc.
*
(Machinery) 80 4,562
Provident Financial Services, Inc. (Banks) 431 9,120
PTC Therapeutics, Inc.
*
(Biotechnology) 263 17,918
Public Policy Holding Company, Inc.
*
(Commercial
Support Services) 14 183
PubMatic, Inc.
*
- Class A (Media) 128 1,047
Pulmonx Corp.
*
(Health Care Equipment & Supplies) 124 160

Schedule of Portfolio Investments :: March 31, 2026 (unaudited)
ProFund VP UltraSmall-Cap
Common Stocks, continued
Shares Value
Pulse Biosciences, Inc.
*(a)
(Health Care Equipment &
Supplies) 59 $ 1,274
Puma Biotechnology, Inc.
*
(Biotechnology) 144 920
Pure Cycle Corp.
*
(Water Utilities) 70 704
PureCycle Technologies, Inc.
*(a)
(Chemicals) 434 2,252
Q2 Holdings, Inc.
*
(Software) 208 9,838
QCR Holdings, Inc. (Banks) 55 4,700
Quad/Graphics, Inc. (Commercial Services & Supplies) 93 615
Quaker Chemical Corp. (Chemicals) 46 5,715
Qualys, Inc.
*
(Software) 121 10,630
Quanex Building Products Corp. (Building Products) 154 2,767
Quanterix Corp.
*
(Life Sciences Tools & Services) 140 493
Quantum Computing, Inc.
*(a)
(Software) 674 4,616
Quantum-Si, Inc.
*
(Life Sciences Tools & Services) 565 437
QuidelOrtho Corp.
*
(Health Care Equipment & Supplies) 227 3,730
QuinStreet, Inc.
*
(Interactive Media & Services) 183 2,198
Rackspace Technology, Inc.
*
(IT Services) 287 281
Radian Group, Inc. (Financial Services) 454 15,017
Radiant Logistics, Inc.
*
(Air Freight & Logistics) 121 853
RadNet, Inc.
*
(Health Care Providers & Services) 228 12,743
Ramaco Resources, Inc. - Class A (Metals & Mining) 139 2,149
Rambus, Inc.
*
(Semiconductors & Semiconductor
Equipment) 361 31,057
Ranger Bermuda Topco Ltd.
*
(Insurance) 9 97
Ranger Energy Services, Inc.
*
(Energy Equipment &
Services) 73 1,251
Ranpak Holdings Corp.
*
(Containers & Packaging) 157 560
Rapid7, Inc.
*
(Software) 218 1,201
Rapport Therapeutics, Inc.
*
(Pharmaceuticals) 98 3,066
Rayonier Advanced Materials, Inc.
*
(Chemicals) 216 2,391
RBB Bancorp (Banks) 54 1,154
RCI Hospitality Holdings, Inc. (Hotels, Restaurants &
Leisure) 24 547
RCM Technologies, Inc. (Technology Services) 16 306
RE/MAX Holdings, Inc.
*
- Class A (Real Estate
Management & Development) 61 351
Ready Capital Corp. (Mortgage REITs) 490 794
Recursion Pharmaceuticals, Inc.
*(a)
- Class A
(Biotechnology) 1,533 4,706
Red Cat Holdings, Inc.
*(a)
(Aerospace & Defense) 346 4,529
Red River Bancshares, Inc.
*
(Banks) 17 1,537
Red Rock Resorts, Inc.
*
- Class A (Hotels, Restaurants
& Leisure) 163 8,698
Red Violet, Inc.
*
(Software) 38 1,315
Redwire Corp.
*
(Aerospace & Defense) 355 3,018
Redwood Trust, Inc. (Mortgage REITs) 424 2,379
REGENXBIO, Inc.
*
(Biotechnology) 158 1,324
Regional Management Corp.
*
(Consumer Finance) 30 968
Relay Therapeutics, Inc.
*
(Biotechnology) 471 4,686
Remitly Global, Inc.
*
(Financial Services) 573 8,979
Renasant Corp. (Banks) 315 11,381
Repay Holdings Corp.
*
(Financial Services) 225 585
Replimune Group, Inc.
*
(Biotechnology) 240 1,836
ReposiTrak, Inc. (Software) 41 312
Republic Bancorp, Inc.
*
- Class A (Banks) 28 1,975
Reservoir Media, Inc.
*
(Entertainment) 68 666
Resideo Technologies, Inc.
*
(Building Products) 432 14,563
Resolute Holdings Management, Inc.
*
(Asset
Management) 14 2,272
Resources Connection, Inc. (Professional Services) 102 380
Revolve Group, Inc.
*
(Specialty Retail) 136 3,075
REX American Resources Corp.
*
(Oil, Gas &
Consumable Fuels) 96 4,375
Rezolute, Inc.
*
(Biotechnology) 242 738
Rezolve AI PLC
*(a)
(Software) 743 1,902
Common Stocks, continued
Shares Value
RGC Resources, Inc. (Gas Utilities) 28 $ 617
Rhinebeck Bancorp, Inc.
*
(Banking) 15 231
Rhythm Pharmaceuticals, Inc.
*
(Biotechnology) 177 15,394
Ribbon Communications, Inc.
*
(Communications
Equipment) 314 666
Richardson Electronics, Ltd.
*
(Electronic Equipment,
Instruments & Components) 40 438
Richmond Mutual BanCorp, Inc. (Banking) 28 380
Richtech Robotics, Inc.
*
(Machinery) 567 1,185
Rigel Pharmaceuticals, Inc.
*
(Biotechnology) 60 1,622
Rigetti Computing, Inc.
*
(Semiconductors &
Semiconductor Equipment) 1,093 15,346
Riley Exploration Permian, Inc. (Oil, Gas & Consumable
Fuels) 50 1,823
Rimini Street, Inc.
*
(Software) 163 535
Riot Platforms, Inc.
*
(Software) 1,167 14,424
Rithm Property Trust, Inc. (Mortgage REITs) 23 308
Riverview Bancorp, Inc.
*
(Banking) 68 374
RLJ Lodging Trust (Hotel & Resort REITs) 415 3,079
Rocket Pharmaceuticals, Inc.
*
(Biotechnology) 283 1,013
Rocky Brands, Inc. (Textiles, Apparel & Luxury Goods) 24 929
Rogers Corp.
*
(Electronic Equipment, Instruments &
Components) 60 6,440
Root, Inc.
*
- Class A (Insurance) 41 1,811
RPC, Inc. (Energy Equipment & Services) 299 2,117
Rumble, Inc.
*(a)
(Internet Media & Services) 357 1,821
Rush Enterprises, Inc. - Class A (Trading Companies &
Distributors) 204 13,487
Rush Enterprises, Inc. - Class B (Trading Companies &
Distributors) 29 1,866
Rush Street Interactive, Inc.
*
(Hotels, Restaurants &
Leisure) 306 6,656
RXO, Inc.
*
(Ground Transportation) 544 7,953
RxSight, Inc.
*
(Health Care Equipment & Supplies) 131 807
Ryerson Holding Corp. (Metals & Mining) 147 3,305
Ryman Hospitality Properties, Inc. (Hotel & Resort
REITs) 207 19,100
S&T Bancorp, Inc.
*
(Banks) 125 5,229
Sable Offshore Corp.
*
(Oil, Gas & Consumable Fuels) 416 6,872
Sabra Health Care REIT, Inc. (Health Care REITs) 834 16,038
Sabre Corp.
*
(Hotels, Restaurants & Leisure) 1,240 1,798
Safe Builders, Inc. (Marine Transportation) 172 1,089
Safehold, Inc. (Specialized REITs) 188 2,544
Safety Insurance Group, Inc. (Insurance) 49 3,559
Sally Beauty Holdings, Inc.
*
(Specialty Retail) 332 4,598
Sana Biotechnology, Inc.
*
(Biotechnology) 562 1,619
Sanara Medtech, Inc.
*
(Health Care Equipment &
Supplies) 10 172
SandRidge Energy, Inc. (Oil, Gas & Consumable Fuels) 106 1,729
Sanmina Corp.
*
(Electronic Equipment, Instruments &
Components) 179 23,206
SANUWAVE Health, Inc.
*
(Medical Equipment &
Devices) 25 432
Satellogic, Inc.
*
(Telecommunications) 278 1,512
Saul Centers, Inc. (Retail REITs) 41 1,336
Savara, Inc.
*
(Biotechnology) 490 2,675
Savers Value Village, Inc.
*
(Broadline Retail) 128 952
SB Financial Group, Inc.
*
(Banking) 19 399
SBC Medical Group Holdings, Inc.
*
(Health Care
Facilities & Services) 38 159
ScanSource, Inc.
*
(Electronic Equipment, Instruments &
Components) 73 2,650
Scholar Rock Holding Corp.
*
(Biotechnology) 292 14,355
Scholastic Corp. (Media) 69 2,695
Schrodinger, Inc.
*
(Health Care Technology) 188 2,136

March 31, 2026 (unaudited) :: Schedule of Portfolio Investments
ProFund VP UltraSmall-Cap
Common Stocks, continued
Shares Value
Scilex Holding Co.
*
(Biotech & Pharma) 8 $ 53
Scorpio Tankers, Inc. (Oil, Gas & Consumable Fuels) 151 11,274
Seacoast Banking Corp. of Florida (Banks) 325 9,844
SEACOR Marine Holdings, Inc.
*
(Energy Equipment &
Services) 73 523
Seadrill, Ltd.
*
(Energy Equipment & Services) 210 9,555
Seaport Entertainment Group, Inc.
*
(Real Estate Owners
& Developers) 25 538
SeaWorld Entertainment, Inc.
*
(Hotels, Restaurants &
Leisure) 91 2,972
Security National Financial Corp.
*
- Class A (Specialty
Finance) 54 512
Select Energy Services, Inc. - Class A (Energy
Equipment & Services) 316 4,835
Select Medical Holdings Corp. (Health Care Providers
& Services) 360 5,864
Selective Insurance Group, Inc. (Insurance) 201 15,152
Selectquote, Inc.
*
(Insurance) 470 296
SELLAS Life Sciences Group, Inc.
*(a)
(Biotech &
Pharma) 575 2,432
SEMrush Holdings, Inc.
*
(Software) 157 1,875
Semtech Corp.
*
(Semiconductors & Semiconductor
Equipment) 312 23,990
Seneca Foods Corp.
*
- Class A (Food Products) 16 2,418
Sensient Technologies Corp. (Chemicals) 141 12,187
Septerna, Inc.
*
(Pharmaceuticals) 71 1,706
Serve Robotics, Inc.
*(a)
(Internet Media & Services) 219 1,848
Service Properties Trust (Hotel & Resort REITs) 525 711
ServisFirst Bancshares, Inc. (Banks) 173 12,600
Seven Hills Realty Trust (Mortgage REITs) 74 608
Sezzle, Inc.
*
(Financial Services) 54 3,418
SFL Corp., Ltd. (Oil, Gas & Consumable Fuels) 406 4,381
Shake Shack, Inc.
*
- Class A (Hotels, Restaurants &
Leisure) 130 11,501
Shenandoah Telecommunications Co. (Diversified
Telecommunication Services) 170 2,621
Shoals Technologies Group, Inc.
*
- Class A (Electrical
Equipment) 562 3,698
Shoe Carnival, Inc. (Specialty Retail) 61 951
Shore Bancshares, Inc. (Banks) 103 1,924
Shoulder Innovations, Inc.
*
(Health Care Equipment &
Supplies) 35 509
Shutterstock, Inc.
*(a)
(Interactive Media & Services) 82 1,362
SI-BONE, Inc.
*
(Health Care Equipment & Supplies) 129 1,629
Siebert Financial Corp.
*
(Asset Management) 47 90
Sierra Bancorp (Banks) 40 1,357
SIGA Technologies, Inc.
*
(Pharmaceuticals) 137 733
Sight Sciences, Inc.
*
(Health Care Equipment &
Supplies) 140 528
Signet Jewelers, Ltd. (Specialty Retail) 133 11,257
Sila Realty Trust, Inc. (Health Care REITs) 186 4,404
Silicon Laboratories, Inc.
*
(Semiconductors &
Semiconductor Equipment) 109 22,688
Silvaco Group, Inc.
*
(Software) 27 191
Silvercrest Asset Management Group, Inc. - Class A
(Capital Markets) 22 296
Simmons First National Corp. - Class A (Banks) 483 9,394
Simulations Plus, Inc. (Health Care Technology) 56 662
Sinclair, Inc.
*
(Media) 129 1,669
Sionna Therapeutics, Inc.
*
(Biotechnology) 54 2,165
SiriusPoint, Ltd.
*
(Insurance) 343 7,388
SITE Centers Corp. (Retail REITs) 168 907
SiTime Corp.
*
(Semiconductors & Semiconductor
Equipment) 75 25,901
Common Stocks, continued
Shares Value
Six Flags Entertainment Corp. (Hotels, Restaurants &
Leisure) 321 $ 5,698
Skillsoft Corp.
*
(Software) 17 73
Sky Harbour Group Corp.
*
(Transportation
Infrastructure) 71 684
Skyward Specialty Insurance Group, Inc.
*
(Insurance) 131 5,722
SkyWater Technology, Inc.
*
(Semiconductors &
Semiconductor Equipment) 119 3,262
SkyWest, Inc.
*
(Passenger Airlines) 135 12,397
SKYX Platforms Corp.
*
(Electrical Equipment) 301 337
SL Green Realty Corp. (Office REITs) 240 8,866
Sleep Number Corp.
*
(Specialty Retail) 61 110
Slide Insurance Holdings, Inc.
*
(Insurance) 236 4,248
SM Energy Co. (Oil, Gas & Consumable Fuels) 834 26,003
SmartFinancial, Inc.
*
(Banks) 51 1,993
Smartstop Self Storage REIT, Inc. (REITS & Real Estate
Management) 186 5,632
Smith & Wesson Brands, Inc. (Leisure Products) 149 2,135
Smith-Midland Corp.
*
(Construction Materials) 9 293
Solaris Energy Infrastructure, Inc. - Class A (Energy
Equipment & Services) 155 8,759
Soleno Therapeutics, Inc.
*
(Biotechnology) 169 5,658
Solesence, Inc.
*
(Household Products) 63 60
Solid Biosciences, Inc.
*
(Biotechnology) 197 1,418
Solid Power, Inc.
*
(Automobile Components) 589 1,767
Sonic Automotive, Inc. - Class A (Specialty Retail) 50 3,429
Sonida Senior Living, Inc.
*
(Health Care Providers &
Services) 18 581
Sonos, Inc.
*
(Household Durables) 399 5,347
Sound Financial Bancorp, Inc.
*
(Banking) 7 306
SoundHound AI, Inc.
*(a)
- Class A (Software) 1,296 8,904
SoundThinking, Inc.
*
(Software) 32 212
South Plains Financial, Inc. (Banks) 41 1,718
Southern California BanCorp (Banks) 75 1,329
Southern First Bancshares, Inc.
*
(Banks) 26 1,417
Southern Missouri Bancorp, Inc. (Banks) 32 2,046
Southland Holdings, Inc.
*
(Construction & Engineering) 42 55
Southside Bancshares, Inc. (Banks) 97 3,016
Southwest Gas Holdings, Inc. (Gas Utilities) 230 19,987
Spectrum Brands Holdings, Inc. (Household Products) 76 5,601
Sphere Entertainment Co.
*
(Entertainment) 91 10,684
Spire Global, Inc.
*
(Professional Services) 98 1,233
Spire, Inc. (Gas Utilities) 195 17,655
Spok Holdings, Inc. (Wireless Telecommunication
Services) 68 741
Sprinklr, Inc.
*
- Class A (Software) 383 2,298
Sprout Social, Inc.
*
- Class A (Software) 177 1,009
SPS Commerce, Inc.
*
(Software) 127 7,070
SPX Technologies, Inc.
*
(Machinery) 161 32,191
Spyre Therapeutics, Inc.
*
(Biotechnology) 230 11,601
SR Bancorp, Inc. (Banking) 24 405
SSR Mining, Inc. (Metals & Mining) 681 20,021
STAAR Surgical Co.
*
(Health Care Equipment &
Supplies) 115 2,151
Stagwell, Inc. (Media) 364 2,290
Standard BioTools, Inc.
*
(Life Sciences Tools &
Services) 961 883
Standard Motor Products, Inc. (Automobile
Components) 71 2,467
Standex International Corp. (Machinery) 40 10,194
Starz Entertainment Corp.
*
(Entertainment) 38 437
Stellar Bancorp, Inc. (Banks) 155 5,675
Stepan Co. (Chemicals) 72 3,599
StepStone Group, Inc. - Class A (Capital Markets) 233 11,119
Stereotaxis, Inc.
*
(Health Care Equipment & Supplies) 208 383

Schedule of Portfolio Investments :: March 31, 2026 (unaudited)
ProFund VP UltraSmall-Cap
Common Stocks, continued
Shares Value
Sterling Infrastructure, Inc.
*
(Construction &
Engineering) 100 $ 40,727
Steven Madden, Ltd.
*
(Textiles, Apparel & Luxury
Goods) 240 8,142
Stewart Information Services Corp. (Insurance) 101 6,220
Stitch Fix, Inc.
*
- Class A (Specialty Retail) 374 1,238
Stock Yards Bancorp, Inc. (Banks) 88 5,834
Stoke Therapeutics, Inc.
*
(Biotechnology) 164 5,340
StoneCo, Ltd.
*
(Financial Services) 840 11,861
StoneX Group, Inc.
*
(Capital Markets) 246 19,840
Strata Critical Medical, Inc.
*
- Class A (Passenger
Airlines) 232 970
Strategic Education, Inc. (Diversified Consumer
Services) 77 6,388
Strattec Security Corporation (Automobile Components) 14 1,097
Stratus Properties, Inc.
*
(Real Estate Management &
Development) 22 671
Strawberry Fields REIT, Inc. (Health Care REITs) 26 309
Stride, Inc.
*
(Diversified Consumer Services) 140 12,344
Strive, Inc.
*
(Capital Markets) 174 1,743
Sturm Ruger & Co., Inc. (Leisure Products) 47 1,884
Summit Hotel Properties, Inc. (Hotel & Resort REITs) 356 1,574
Summit Midstream Corp.
*
(Oil & Gas Producers) 29 877
Sun Country Airlines Holdings, Inc.
*
(Passenger
Airlines) 171 2,825
SunCoke Energy, Inc. (Metals & Mining) 284 1,849
SunOpta, Inc.
*
(Food Products) 320 2,074
Sunrise Realty Trust, Inc. (Mortgage REITs) 34 261
Sunrun, Inc.
*
(Electrical Equipment) 760 10,306
Sunstone Hotel Investors, Inc. (Hotel & Resort REITs) 609 5,487
Super Group SGHC, Ltd. (Hotels, Restaurants &
Leisure) 533 5,756
Superior Group of Cos., Inc. (Textiles, Apparel &
Luxury Goods) 37 376
Supernus Pharmaceuticals, Inc.
*
(Pharmaceuticals) 185 9,563
Surgery Partners, Inc.
*
(Health Care Providers &
Services) 259 3,087
Sweetgreen, Inc.
*
- Class A (Hotels, Restaurants &
Leisure) 346 1,796
SWK Holdings Corp.
*
(Financial Services) 10 170
Sylvamo Corp. (Paper & Forest Products) 111 4,688
Synaptics, Inc.
*
(Semiconductors & Semiconductor
Equipment) 130 9,105
Syndax Pharmaceuticals, Inc.
*
(Biotechnology) 288 6,728
T1 Energy, Inc.
*
(Electrical Equipment) 680 2,985
Tactile Systems Technology, Inc.
*
(Health Care
Equipment & Supplies) 74 1,934
Talkspace, Inc.
*
(Health Care Providers & Services) 477 2,468
Talos Energy, Inc.
*
(Oil, Gas & Consumable Fuels) 425 6,698
Tandem Diabetes Care, Inc.
*
(Health Care Equipment &
Supplies) 227 4,352
Tanger, Inc. (Retail REITs) 380 12,912
Tango Therapeutics, Inc.
*
(Biotechnology) 371 7,761
Target Hospitality Corp.
*
(Hotels, Restaurants & Leisure) 107 993
Tarsus Pharmaceuticals, Inc.
*
(Pharmaceuticals) 132 9,260
Taylor Morrison Home Corp.
*
(Household Durables) 321 18,695
Taysha Gene Therapies, Inc.
*
(Biotechnology) 739 3,303
Teads Holding Company
*
(Interactive Media & Services) 122 80
TechTarget, Inc.
*
(Media) 96 372
Tecnoglass, Inc. (Building Products) 91 4,054
Tectonic Therapeutic, Inc.
*
(Biotech & Pharma) 37 1,144
Teekay Corp.
*
(Transportation & Logistics) 178 2,173
Teekay Tankers, Ltd. - Class A (Transportation &
Logistics) 80 5,866
Common Stocks, continued
Shares Value
Tejon Ranch Co.
*
(Real Estate Management &
Development) 70 $ 1,319
Teladoc Health, Inc.
*
(Health Care Technology) 595 3,243
Telephone and Data Systems, Inc. (Wireless
Telecommunication Services) 333 14,020
Telos Corp.
*
(Software) 171 716
Tenable Holdings, Inc.
*
(Software) 397 6,715
Tennant Co. (Machinery) 61 4,050
Terawulf, Inc.
*
(Software) 1,036 14,949
Terex Corp. (Machinery) 375 22,163
Terns Pharmaceuticals, Inc.
*
(Pharmaceuticals) 320 16,870
Terreno Realty Corp. (Industrial REITs) 342 21,006
TETRA Technologies, Inc.
*
(Energy Equipment &
Services) 425 3,621
Tevogen Bio Holdings, Inc.
*
(Biotechnology) 4 17
Texas Capital Bancshares, Inc.
*
(Banks) 147 13,947
TG Therapeutics, Inc.
*
(Biotechnology) 486 16,145
The Andersons, Inc. (Consumer Staples Distribution &
Retail) 108 7,752
The Arena Group Holdings, Inc.
*
(Advertising &
Marketing) 43 93
The Baldwin Insurance Group, Inc.
*
(Insurance) 320 7,021
The Bancorp, Inc.
*
(Banks) 140 7,522
The Bank of NT Butterfield & Son, Ltd. (Banks) 140 7,347
The Beauty Health Co.
*
(Personal Care Products) 387 344
The Brink's Co. (Commercial Services & Supplies) 139 14,405
The Buckle, Inc. (Specialty Retail) 106 5,338
The Cheesecake Factory, Inc. (Hotels, Restaurants &
Leisure) 155 8,486
The Chefs' Warehouse, Inc.
*
(Consumer Staples
Distribution & Retail) 122 7,253
The Chemours Co. (Chemicals) 504 11,103
The E.W. Scripps Co.
*
- Class A (Media) 220 818
The Eastern Co. (Machinery) 19 385
The Ensign Group, Inc. (Health Care Providers &
Services) 188 37,882
The First Bancorp, Inc. (Banks) 36 1,009
The GEO Group, Inc. (Commercial Services & Supplies) 446 7,497
The Goodyear Tire & Rubber Co.
*
(Automobile
Components) 923 6,119
The Gorman-Rupp Co. (Machinery) 70 4,349
The Greenbrier Cos., Inc. (Machinery) 101 5,318
The Hackett Group, Inc. (IT Services) 82 1,067
The Hain Celestial Group, Inc.
*
(Food Products) 303 211
The Honest Co., Inc.
*
(Personal Care Products) 317 932
The Joint Corp.
*
(Health Care Providers & Services) 30 266
The Lovesac Co.
*
(Household Durables) 44 650
The Macerich Co. (Retail REITs) 862 16,293
The Manitowoc Co., Inc. (Machinery) 115 1,340
The Marcus Corp. (Entertainment) 76 1,305
The Oncology Institute, Inc.
*
(Health Care Facilities &
Services) 267 820
The Pennant Group, Inc.
*
(Health Care Providers &
Services) 113 3,444
The Real Brokerage, Inc.
*
(Real Estate Management &
Development) 473 1,183
The RealReal, Inc.
*
(Specialty Retail) 357 3,242
The RMR Group, Inc. - Class A (Real Estate
Management & Development) 53 820
The Simply Good Foods Co.
*
(Food Products) 288 4,133
The St. Joe Co.
*
(Real Estate Management &
Development) 127 7,976
The Vita Coco Co., Inc.
*
(Beverages) 159 7,618
The York Water Co.
*
(Water Utilities) 48 1,462
Theravance Biopharma, Inc.
*
(Pharmaceuticals) 128 2,077

March 31, 2026 (unaudited) :: Schedule of Portfolio Investments
ProFund VP UltraSmall-Cap
Common Stocks, continued
Shares Value
Thermon Group Holdings, Inc.
*
(Electrical Equipment) 109 $ 5,494
Third Coast Bancshares, Inc.
*
(Banks) 43 1,627
ThredUp, Inc.
*
- Class A (Specialty Retail) 335 1,099
Thryv Holdings, Inc.
*
(Media) 108 296
Tidewater, Inc.
*
(Energy Equipment & Services) 165 13,786
Timberland Bancorp, Inc. (Banks) 25 986
TimkenSteel Corp. (Metals & Mining) 121 1,977
Tiptree, Inc. (Insurance) 79 1,337
Titan America SA
(a)
(Construction Materials) 81 1,213
Titan International, Inc.
*
(Machinery) 163 1,126
Titan Machinery, Inc.
*
(Trading Companies &
Distributors) 71 1,187
Tompkins Financial Corp. (Banks) 45 3,548
Tonix Pharmaceuticals Holding Corp.
*
(Biotech &
Pharma) 45 619
Tootsie Roll Industries, Inc. (Food Products) 63 2,684
Torrid Holdings, Inc.
*
(Specialty Retail) 113 201
TowneBank (Banks) 288 9,697
TPG RE Finance Trust, Inc. (Mortgage REITs) 239 1,867
Traeger, Inc.
*
(Home & Office Products) 2 65
Transcat, Inc.
*
(Trading Companies & Distributors) 31 2,277
Transcontinental Realty Investors, Inc.
*
(Real Estate
Management & Development) 4 140
TransMedics Group, Inc.
*
(Health Care Equipment &
Supplies) 112 11,134
Transocean, Ltd. (Energy Equipment & Services) 3,108 20,606
Travelzoo
*
(Internet Media & Services) 21 124
Travere Therapeutics, Inc.
*
(Biotechnology) 276 8,200
Treace Medical Concepts, Inc.
*
(Health Care Equipment
& Supplies) 162 217
Tredegar Corp.
*
(Metals & Mining) 89 708
Trevi Therapeutics, Inc.
*
(Pharmaceuticals) 320 3,818
Tri Pointe Homes, Inc.
*
(Household Durables) 284 13,271
TriCompany Bancshares (Banks) 101 4,802
TriMas Corp. (Containers & Packaging) 107 3,846
TriNet Group, Inc. (Professional Services) 100 3,643
Trinity Industries, Inc. (Machinery) 269 8,656
TripAdvisor, Inc.
*
(Interactive Media & Services) 383 4,083
TriSalus Life Sciences, Inc.
*
(Biotech & Pharma) 94 376
Triumph Financial, Inc.
*
(Banks) 76 4,534
Tronox Holdings PLC - Class A (Chemicals) 400 3,908
TruBridge, Inc.
*
(Software) 31 454
TrueBlue, Inc.
*
(Professional Services) 96 375
Trupanion, Inc.
*
(Insurance) 124 3,176
TrustCo Bank Corp. (Banks) 59 2,583
Trustmark Corp. (Banks) 184 7,754
TSS, Inc.
*
(Engineering & Construction) 74 963
TTEC Holdings, Inc. (Professional Services) 67 168
TTM Technologies, Inc.
*
(Electronic Equipment,
Instruments & Components) 343 33,415
Tucows, Inc.
*
- Class A (IT Services) 23 395
TuHURA Biosciences, Inc.
*(a)
(Biotech & Pharma) 144 258
Turning Point Brands, Inc. (Tobacco) 61 5,294
Turtle Beach Corp.
*
(Technology Hardware, Storage &
Peripherals) 51 517
Tutor Perini Corp. (Construction & Engineering) 149 11,501
Tvardi Therapeutics, Inc.
*
(Biotech & Pharma) 20 64
Twist Bioscience Corp.
*
(Biotechnology) 203 9,647
Two Harbors Investment Corp. (Mortgage REITs) 349 3,986
TXNM Energy, Inc. (Electric Utilities) 337 19,701
Tyra Biosciences, Inc.
*
(Biotechnology) 87 3,332
U.S. Physical Therapy, Inc. (Health Care Providers &
Services) 50 3,748
Udemy, Inc.
*
(Diversified Consumer Services) 316 1,460
UFP Industries, Inc. (Building Products) 195 17,963
Common Stocks, continued
Shares Value
UFP Technologies, Inc.
*
(Health Care Equipment &
Supplies) 25 $ 4,840
Ultra Clean Holdings, Inc.
*
(Semiconductors &
Semiconductor Equipment) 149 9,265
UMB Financial Corp. (Banks) 243 27,409
UMH Properties, Inc. (Residential REITs) 269 3,882
UniFirst Corp. (Commercial Services & Supplies) 49 12,328
Union Bankshares, Inc. (Banking) 12 292
Unisys Corp.
*
(IT Services) 223 462
United Bankshares, Inc. (Banks) 468 19,385
United Community Banks, Inc. (Banks) 410 12,911
United Fire Group, Inc. (Insurance) 70 2,594
United Natural Foods, Inc.
*
(Consumer Staples
Distribution & Retail) 201 9,057
United States Antimony Corp.
*(a)
(Metals & Mining) 398 3,475
United States Lime & Minerals, Inc. (Construction
Materials) 36 4,702
Uniti Group, Inc.
*
(Specialized REITs) 559 5,243
Unitil Corp. (Multi-Utilities) 59 3,082
Unity Bancorp, Inc. (Banks) 24 1,244
Universal Corp. (Tobacco) 81 4,269
Universal Health Realty Income Trust (Health Care
REITs) 43 1,740
Universal Insurance Holdings, Inc. (Insurance) 85 2,904
Universal Logistics Holdings, Inc. (Ground
Transportation) 23 486
Universal Technical Institute, Inc.
*
(Diversified
Consumer Services) 158 5,704
Univest Financial Corp. (Banks) 94 3,220
Upbound Group, Inc. (Specialty Retail) 176 3,177
Upstart Holdings, Inc.
*
(Consumer Finance) 288 7,387
Upstream Bio, Inc.
*
(Biotechnology) 110 990
Upwork, Inc.
*
(Professional Services) 412 4,516
Uranium Energy Corp.
*
(Oil, Gas & Consumable Fuels) 1,597 21,559
Urban Edge Properties (Retail REITs) 426 8,511
Urban Outfitters, Inc.
*
(Specialty Retail) 218 13,810
UroGen Pharma, Ltd.
*
(Biotechnology) 135 2,427
US Gold Corp.
*
(Metals & Mining) 45 684
US Goldmining, Inc.
*
(Metals & Mining) 10 116
USA Rare Earth, Inc.
*
(Metals & Mining) 616 9,323
USANA Health Sciences, Inc.
*
(Personal Care Products) 36 629
USCB Financial Holdings, Inc. (Banks) 39 723
Utah Medical Products, Inc. (Health Care Equipment &
Supplies) 10 620
Utz Brands, Inc. (Food Products) 246 1,948
V2X, Inc.
*
(Aerospace & Defense) 89 6,097
VAALCO Energy, Inc. (Oil, Gas & Consumable Fuels) 346 2,194
Valaris, Ltd.
*
(Energy Equipment & Services) 209 20,490
Valhi, Inc. (Chemicals) 8 114
Valley National Bancorp (Banks) 1,623 19,930
Value Line, Inc. (Capital Markets) 3 106
Vanda Pharmaceuticals, Inc.
*
(Biotechnology) 186 1,285
Varex Imaging Corp.
*
(Health Care Equipment &
Supplies) 140 1,485
Varonis Systems, Inc.
*
(Software) 389 8,352
Vaxcyte, Inc.
*
(Biotechnology) 416 24,174
Veeco Instruments, Inc.
*
(Semiconductors &
Semiconductor Equipment) 199 6,738
Velocity Financial, Inc.
*
(Financial Services) 39 706
Vera Therapeutics, Inc.
*
(Biotechnology) 207 8,328
Veracyte, Inc.
*
(Biotechnology) 262 8,439
Verastem, Inc.
*
(Biotechnology) 224 1,187
Verde Clean Fuels, Inc.
*
(Oil, Gas & Consumable Fuels) 14 24
Vericel Corp.
*
(Biotechnology) 169 5,437
Verra Mobility Corp.
*
(Professional Services) 534 7,631

Schedule of Portfolio Investments :: March 31, 2026 (unaudited)
ProFund VP UltraSmall-Cap
Common Stocks, continued
Shares Value
Vertex, Inc.
*
- Class A (Software) 235 $ 2,794
Vestis Corp. (Commercial Services & Supplies) 306 2,405
Via Transportation, Inc.
*
(Software) 35 525
Viad Corp.
*
(Commercial Services & Supplies) 71 2,601
Viant Technology, Inc.
*
- Class A (Software) 51 571
Viasat, Inc.
*
(Communications Equipment) 413 18,915
Viavi Solutions, Inc.
*
(Communications Equipment) 772 25,692
Vicor Corp.
*
(Electrical Equipment) 77 12,397
Victoria's Secret & Co.
*
(Specialty Retail) 232 10,756
Victory Capital Holdings, Inc. - Class A (Capital
Markets) 151 9,887
Viemed Healthcare, Inc.
*
(Health Care Providers &
Services) 112 1,032
Village Super Market, Inc. - Class A (Consumer Staples
Distribution & Retail) 31 1,309
Vir Biotechnology, Inc.
*
(Biotechnology) 312 2,796
Virco Mfg. Corp.
*
(Commercial Services & Supplies) 38 233
Virginia National Bankshares Corp. (Banks) 16 611
Viridian Therapeutics, Inc.
*
(Biotechnology) 272 5,320
Virtus Investment Partners, Inc. (Capital Markets) 21 2,821
Vishay Intertechnology, Inc. (Electronic Equipment,
Instruments & Components) 405 7,290
Vishay Precision Group, Inc.
*
(Electronic Equipment,
Instruments & Components) 40 1,737
Vistance Networks, Inc.
*
(Communications Equipment) 730 13,286
Visteon Corp. (Automobile Components) 92 8,382
Vital Farms, Inc.
*
(Food Products) 116 1,638
Vitesse Energy, Inc.
(a)
(Oil, Gas & Consumable Fuels) 99 1,798
Vivid Seats, Inc.
*
- Class A (Entertainment) 20 118
Vox Royalty Corp. (Metals & Mining) 199 1,043
Voyager Technologies, Inc.
*
(Aerospace & Defense) 160 3,742
Voyager Therapeutics, Inc.
*
(Biotechnology) 156 602
Vroom, Inc.
*
(Specialty Finance) 4 53
VSE Corp. (Commercial Services & Supplies) 90 16,596
VTEX
*
(Software) 181 724
Vuzix Corp.
*
(Technology Hardware) 226 522
W&T Offshore, Inc.
*
(Oil, Gas & Consumable Fuels) 332 1,132
Wabash National Corp.
*
(Machinery) 132 1,138
WaFd, Inc. (Banks) 64 2,141
Waldencast PLC
*
- Class A (Personal Care Products) 162 154
Walker & Dunlop, Inc. (Financial Services) 110 4,882
Warby Parker, Inc.
*
- Class A (Specialty Retail) 332 6,995
Warrior Met Coal, Inc. (Metals & Mining) 174 16,208
Washington Federal, Inc. (Banks) 255 8,007
Waterstone Financial, Inc. (Financial Services) 51 920
Watts Water Technologies, Inc. - Class A (Machinery) 92 26,707
WaVe Life Sciences, Ltd.
*
(Pharmaceuticals) 467 3,386
Waystar Holding Corp.
*
(Health Care Technology) 368 8,871
WD-40 Co. (Household Products) 46 9,381
Wealthfront Corporation
*
(Asset Management) 117 1,082
Weave Communications, Inc.
*
(Software) 221 1,021
WEBTOON Entertainment, Inc.
*
(Interactive Media &
Services) 60 551
Webull Corporation
*
(Capital Markets) 928 4,454
Weis Markets, Inc. (Consumer Staples Distribution &
Retail) 46 3,146
Werner Enterprises, Inc. (Ground Transportation) 194 5,706
WesBanco, Inc. (Banks) 317 10,933
West Bancorp, Inc.
*
(Banks) 51 1,213
Westamerica Bancorp (Banks) 79 4,120
Western New England Bancorp, Inc. (Banking) 61 789
Westrock Coffee Co.
*
(Food Products) 123 523
Westwood Holdings Group, Inc.
*
(Asset Management) 25 412
Weyco Group, Inc. (Distributors) 20 641
Whitefiber, Inc.
*
(IT Services) 37 441
Common Stocks, continued
Shares Value
Whitestone REIT
*
(Retail REITs) 151 $ 2,439
Willdan Group, Inc.
*
(Professional Services) 47 3,598
Willis Lease Finance Corp.
*
(Trading Companies &
Distributors) 9 1,532
Winmark Corp. (Specialty Retail) 10 4,276
Winnebago Industries, Inc. (Automobiles) 91 2,820
WisdomTree, Inc. (Capital Markets) 414 6,028
WM Technology, Inc.
*
(Software) 300 198
Wolverine World Wide, Inc. (Textiles, Apparel & Luxury
Goods) 273 4,455
Workiva, Inc.
*
(Software) 170 10,137
World Acceptance Corp.
*
(Consumer Finance) 8 1,080
World Kinect Corp. (Oil, Gas & Consumable Fuels) 181 4,176
Worthington Enterprises, Inc. (Household Durables) 105 5,475
Worthington Steel, Inc. (Metals & Mining) 110 3,339
WSFS Financial Corp. (Banks) 179 11,717
XCF Global, Inc.
*
(Oil, Gas & Consumable Fuels) 165 60
Xencor, Inc.
*
(Biotechnology) 236 2,846
Xenia Hotels & Resorts, Inc. (Hotel & Resort REITs) 318 4,716
Xenon Pharmaceuticals, Inc.
*
(Biotech & Pharma) 289 16,806
Xeris Biopharma Holdings, Inc.
*
(Pharmaceuticals) 532 3,086
Xerox Holdings Corp.
(a)
(Technology Hardware, Storage
& Peripherals) 394 508
XOMA Royalty Corp.
*
(Biotechnology) 33 1,035
Xometry, Inc.
*
- Class A (Trading Companies &
Distributors) 147 6,003
XPEL, Inc.
*
(Automobile Components) 85 3,762
Xperi, Inc.
*
(Software) 152 851
Xponential Fitness, Inc.
*
- Class A (Hotels, Restaurants
& Leisure) 93 560
Yelp, Inc.
*
(Interactive Media & Services) 197 4,874
Yext, Inc.
*
(Software) 339 1,302
York Space Systems, Inc.
*
(Aerospace & Defense) 60 1,330
Zenas Biopharma, Inc.
*
(Biotechnology) 79 1,544
Zeta Global Holdings Corp.
*
- Class A (Software) 704 11,208
Zevia PBC
*
- Class A (Beverages) 186 218
Zevra Therapeutics, Inc.
*
(Pharmaceuticals) 186 1,734
Ziff Davis, Inc.
*
(Interactive Media & Services) 131 5,498
ZipRecruiter, Inc.
*
(Interactive Media & Services) 216 397
Zspace, Inc.
*
(Software) 36 4
Zumiez, Inc.
*
(Specialty Retail) 44 975
Zurn Elkay Water Solutions Corp. (Building Products) 503 22,555
Zymeworks, Inc.
*
(Biotechnology) 167 4,182
TOTAL COMMON STOCKS
  (Cost $5,668,718) 9,817,440
Rights ( 0.0% )
Cartesian Therapeutics, Inc.
*CVR
(Biotechnology) 403 –
Chinook Therapeutics
*CVR
(Biotechnology) 243 –
TOTAL RIGHTS
  (Cost $–) –
Trust ( 0.0% )
Interest Units Value
Ferroglobe Representation and Warranty
Insurance
*
(Metals & Mining) 510 $ –
TOTAL TRUST
(Cost $–) –

March 31, 2026 (unaudited) :: Schedule of Portfolio Investments
ProFund VP UltraSmall-Cap
Repurchase Agreements
(b)(c)
( 30.6% )
Principal
Amount Value
Repurchase Agreements with various counterparties,
rates 3.40%-3.54%, dated 3/31/26, due 4/1/26, total to
be received $4,678,456 $ 4,678,000 $ 4,678,000
TOTAL REPURCHASE AGREEMENTS
(Cost $4,678,000) 4,678,000
Collateral for Securities Loaned
(d)
( 0.7% )
Shares Value
Invesco Government & Agency Portfolio — Institutional
Shares,  3.67%
(e)
107,439 107,439
TOTAL COLLATERAL FOR SECURITIES
LOANED
  (Cost $107,439) 107,439
TOTAL INVESTMENT SECURITIES
  (Cost $10,878,976)— 98.1% 15,027,698
Net other assets (liabilities) —  1.9% 283,621
NET ASSETS — 100.0% $ 15,311,319
*
Non-income producing security.
(a)
All or part of this security was on loan as of March 31, 2026. The total value of securities on loan as of March 31, 2026 was $109,705.
(b)
A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At March 31, 2026, the aggregate amount held in a segregated account was $2,464,000.
(c)
The ProFund VP invests in Repurchase Agreements jointly with other funds in the
Trust.  See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(d)
Securities were purchased with cash collateral held from securities on loan at March
31, 2026.
(e)
Rate periodically changes. Rate disclosed is the daily yield as of March 31, 2026.
CVR
Contingent Value Rights
REIT
Real Estate Investment Trust
Futures Contracts Purchased
Number of
Contracts Expiration Date Notional Amount
Value and
Unrealized
Appreciation/
(Depreciation)
CME E-mini Russell 2000 Index Futures 18 6/22/26 $ 2,260,980 $ 4,483
Total Return Swap Agreements—Long
Underlying Instrument Counterparty
Termination
Date
(1)
Rate Paid
(Received)
(2)
Notional Amount
Value and
Unrealized
Appreciation/
(Depreciation)
iShares Russell 2000 ETF Goldman Sachs International 4/27/26 3.84% $ 3,611,932 $ 60,022
Russell 2000 Index Goldman Sachs International 4/27/26 4.19% 7,346,817 144,427
$10,958,749 $204,449
iShares Russell 2000 ETF UBS AG 4/27/26 4.44% 2,100,531 40,483
Russell 2000 Index UBS AG 4/27/26 4.34% 5,497,007 93,864
$7,597,538 $134,347
$18,556,287 $338,796
(1)
Agreements may be terminated at will by either party without penalty.  Payment is due at termination/maturity.
(2)
Reflects the floating financing rate, as of March 31, 2026, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.  This amount is included as part of the unrealized appreciation/(depreciation).

Schedule of Portfolio Investments :: March 31, 2026 (unaudited)
ProFund VP UltraSmall-Cap
ProFund VP UltraSmall-Cap invested in the following industries as of March 31, 2026:
Value
% of Net
Assets
Advertising & Marketing $ 1,059 NM
Aerospace & Defense 183,115 1.2%
Air Freight & Logistics 9,289 0.1%
Apparel & Textile Products 2,394 NM
Asset Management 8,881 0.1%
Automobile Components 131,731 0.9%
Automobiles 2,885 NM
Automotive 12,288 0.1%
Banking 20,902 0.1%
Banks 939,177 6.0%
Beverages 11,392 0.1%
Biotech & Pharma 44,154 0.3%
Biotechnology 898,222 5.9%
Broadline Retail 6,672 NM
Building Products 114,023 0.7%
Cable & Satellite 1,136 NM
Capital Markets 131,955 0.9%
Chemicals 167,853 1.1%
Commercial Services & Supplies 161,915 1.1%
Commercial Support Services 3,057 NM
Communications Equipment 117,676 0.8%
Construction & Engineering 274,232 1.8%
Construction Materials 21,803 0.1%
Consumer Finance 89,577 0.6%
Consumer Staples Distribution & Retail 52,284 0.3%
Containers & Packaging 21,092 0.1%
Distributors 6,837 NM
Diversified Consumer Services 111,369 0.7%
Diversified Telecommunication Services 39,449 0.3%
Electric Utilities 89,870 0.6%
Electrical Equipment 288,343 1.8%
Electronic Equipment, Instruments & Components 363,004 2.3%
Energy Equipment & Services 252,994 1.7%
Engineering & Construction 3,193 NM
Entertainment 52,826 0.3%
Entertainment Content 931 NM
Equity REIT - Diversified 51,576 0.3%
Financial Services 195,118 1.3%
Food Products 60,214 0.4%
Forestry, Paper & Wood Products 1,027 NM
Gas & Water Utilities 15,927 0.1%
Gas Utilities 91,303 0.6%
Ground Transportation 31,337 0.2%
Health Care Equipment & Supplies 215,489 1.4%
Health Care Facilities & Services 6,562 NM
Health Care Providers & Services 287,460 1.9%
Health Care REITs 104,578 0.7%
Health Care Technology 21,882 0.1%
Home & Office Products 65 NM
Value
% of Net
Assets
Hotel & Resort REITs $ 56,080 0.4%
Hotels, Restaurants & Leisure 144,486 0.9%
Household Durables 159,104 1.1%
Household Products 27,050 0.2%
Independent Power/Renewable Electricity Producers 23,090 0.2%
Industrial REITs 35,748 0.2%
Institutional Financial Services 26,513 0.2%
Insurance 177,391 1.2%
Interactive Media & Services 36,090 0.2%
Internet Media & Services 5,531 NM
IT Services 85,120 0.6%
Leisure Facilities & Services 3,551 NM
Leisure Products 41,845 0.3%
Life Sciences Tools & Services 26,583 0.2%
Machinery 372,660 2.3%
Marine Transportation 25,260 0.2%
Media 84,848 0.6%
Medical Equipment & Devices 18,231 0.1%
Metals & Mining 273,224 1.9%
Mortgage REITs 81,953 0.5%
Multi-Utilities 45,283 0.3%
Office REITs 41,830 0.3%
Oil & Gas Producers 6,905 NM
Oil & Gas Services & Equipment 7,170 NM
Oil, Gas & Consumable Fuels 377,739 2.5%
Paper & Forest Products 5,436 NM
Passenger Airlines 41,408 0.3%
Personal Care Products 19,693 0.1%
Pharmaceuticals 214,915 1.4%
Prime Broker Cash 424,819 2.8%
Professional Services 130,476 0.9%
Real Estate Management & Development 56,083 0.3%
Real Estate Owners & Developers 670 NM
Real Estate Services 9,903 0.1%
REITS & Real Estate Management 5,632 NM
Renewable Energy 8,151 0.1%
Residential REITs 26,608 0.2%
Retail - Discretionary 1,014 NM
Retail REITs 117,478 0.8%
Semiconductors 961 NM
Semiconductors & Semiconductor Equipment 335,157 2.2%
Software 423,534 2.8%
Specialized REITs 31,930 0.2%
Specialty Finance 4,008 NM
Specialty Retail 185,276 1.3%
Steel 767 NM
Technology Hardware 6,859 NM
Technology Hardware, Storage & Peripherals 54,266 0.4%
Technology Services 4,916 NM
Telecommunications 12,671 0.1%

March 31, 2026 (unaudited) :: Schedule of Portfolio Investments
ProFund VP UltraSmall-Cap
Value
% of Net
Assets
Textiles, Apparel & Luxury Goods $ 48,881 0.3%
Tobacco 9,679 0.1%
Trading Companies & Distributors 97,068 0.6%
Transportation & Logistics 9,895 0.1%
Transportation Infrastructure 684 NM
Water Utilities 33,714 0.2%
Wholesale - Discretionary 494 NM
Wireless Telecommunication Services 15,810 0.1%
Other
**
5,069,060 33.2%
Total $ 15,311,319 100.0%
**
Includes any non-equity securities and other net assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM
Not meaningful, amount is less than 0.05%
REIT
Real Estate Investment Trust

Schedule of Portfolio Investments :: March 31, 2026 (unaudited)
ProFund VP U.S. Government Plus
m
U.S. Treasury Obligations ( 46.0% )
Principal
Amount Value
U.S. Treasury Bonds
4.75%, 2/15/56 $ 2,740,000 $ 2,672,142
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $2,763,078) 2,672,142
Repurchase Agreements
(a)(b)
( 54.1% )
Principal
Amount Value
Repurchase Agreements with various counterparties,
rates 3.40%-3.54%, dated 3/31/26, due 4/1/26, total to
be received $3,137,306 $ 3,137,000 3,137,000
TOTAL REPURCHASE AGREEMENTS
(Cost $3,137,000) 3,137,000
TOTAL INVESTMENT SECURITIES
  (Cost $5,900,078)— 100.1% $ 5,809,142
Net other assets (liabilities) —  (0.1)% (8,445)
NET ASSETS — 100.0% $ 5,800,697
(a)
A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At March 31, 2026, the aggregate amount held in a segregated account was $120,000.
(b)
The ProFund VP invests in Repurchase Agreements jointly with other funds in the
Trust.  See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
Total Return Swap Agreements—Long
Underlying Instrument Counterparty
Termination
Date
(1)
Rate Paid
(Received)
(2)
Notional Amount
Value and
Unrealized
Appreciation/
(Depreciation)
30-Year U.S. Treasury Bond,
4.75%, due 2/15/56 Citibank North America 4/15/26 3.80% $ 2,462,659 $ 1,424
30-Year U.S. Treasury Bond,
4.75%, due 2/15/56 Societe Generale 4/15/26 3.87% 2,129,072 1,371
$4,591,731 $2,795
(1)
Agreements may be terminated at will by either party without penalty.  Payment is due at termination/maturity.
(2)
Reflects the floating financing rate, as of March 31, 2026, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.  This amount is included as part of the unrealized appreciation/(depreciation).

March 31, 2026 (unaudited) :: Schedule of Portfolio Investments
ProFund VP Utilities
Common Stocks ( 98 .2% )
Shares Value
Alliant Energy Corp. (Electric Utilities) 6,274 $ 450,222
Ameren Corp. (Multi-Utilities) 6,746 741,520
American Electric Power Co., Inc. (Electric Utilities) 13,201 1,730,387
American Water Works Co., Inc. (Water Utilities) 4,764 648,333
Atmos Energy Corp. (Gas Utilities) 4,038 745,899
CenterPoint Energy, Inc. (Multi-Utilities) 15,934 687,711
CMS Energy Corp. (Multi-Utilities) 7,479 580,221
Consolidated Edison, Inc. (Multi-Utilities) 8,809 997,003
Constellation Energy Corp. (Electric Utilities) 7,606 2,123,976
Dominion Energy, Inc. (Multi-Utilities) 20,841 1,288,391
DTE Energy Co. (Multi-Utilities) 5,069 741,189
Duke Energy Corp. (Electric Utilities) 18,980 2,485,241
Edison International (Electric Utilities) 9,391 687,233
Entergy Corp. (Electric Utilities) 11,040 1,240,454
Evergy, Inc. (Electric Utilities) 5,619 460,308
Eversource Energy (Electric Utilities) 9,157 634,397
Exelon Corp. (Electric Utilities) 24,965 1,223,784
FirstEnergy Corp. (Electric Utilities) 12,689 642,825
NextEra Energy, Inc. (Electric Utilities) 50,830 4,721,091
NiSource, Inc. (Multi-Utilities) 11,679 544,942
NRG Energy, Inc. (Electric Utilities) 5,183 757,444
PG&E Corp. (Electric Utilities) 53,645 942,543
Pinnacle West Capital Corp. (Electric Utilities) 2,921 294,291
PPL Corp. (Electric Utilities) 18,055 689,701
Public Service Enterprise Group, Inc. (Multi-Utilities) 12,183 986,214
Sempra (Multi-Utilities) 15,930 1,547,918
The AES Corp. (Independent Power/Renewable
Electricity Producers) 17,381 244,898
Common Stocks, continued
Shares Value
The Southern Co. (Electric Utilities) 26,874 $ 2,593,879
Vistra Corp. (Independent Power/Renewable Electricity
Producers) 7,773 1,168,515
WEC Energy Group, Inc. (Multi-Utilities) 7,943 919,561
Xcel Energy, Inc. (Electric Utilities) 14,438 1,146,955
TOTAL COMMON STOCKS
  (Cost $11,753,125) 34,667,046
Repurchase Agreements
(a)
( 1 .9% )
Principal
Amount Value
Repurchase Agreements with various counterparties,
rates 3.40%-3.54%, dated 3/31/26, due 4/1/26, total to
be received $653,064 $ 653,000 653,000
TOTAL REPURCHASE AGREEMENTS
(Cost $653,000) 653,000
TOTAL INVESTMENT SECURITIES
  (Cost $12,406,125)— 100.1% 35,320,046
Net other assets (liabilities) — ( 0 .1 ) % (46,044)
NET ASSETS — 100.0% $ 35,274,002
(a)
The ProFund VP invests in Repurchase Agreements jointly with other funds in the
Trust.  See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
Total Return Swap Agreements—Long
Underlying Instrument Counterparty
Termination
Date
(1)
Rate Paid
(Received)
(2)
Notional Amount
Value and
Unrealized
Appreciation/
(Depreciation)
S&P Utilities Select Sector Index Goldman Sachs International 4/23/26 4.39% $ 623,996 $ 15,343
(1)
Agreements may be terminated at will by either party without penalty.  Payment is due at termination/maturity.
(2)
Reflects the floating financing rate, as of March 31, 2026, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.  This amount is included as part of the unrealized appreciation/(depreciation).
ProFund VP Utilities invested in the following industries as of March 31, 2026:
Value
% of Net
Assets
Electric Utilities $ 22,824,731 64.7%
Gas Utilities 745,899 2.1%
Independent Power/Renewable Electricity Producers 1,413,413 4.0%
Multi-Utilities 9,034,670 25.6%
Water Utilities 648,333 1.8%
Other
**
606,956 1.8%
Total $ 35,274,002 100.0%
**
Includes any non-equity securities and other net assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

Appendix :: March 31, 2026 (unaudited)
Repurchase agreements
Information concerning the counterparties, value of, collateralization and amounts due under repurchase agreement transactions may be found in the table below.
As of March 31, 2026, the following ProFunds VP had undivided interest in joint repurchase agreements with the following counterparties, for the time periods and rates indicated. Amounts shown in the table below represent principal amount, cost and value for each respective repurchase agreement.
Each repurchase agreement was fully collateralized by U.S. government securities as of March 31, 2026, as follows:
(1) U.S. Treasury Notes, 3.375%, due 11/30/2027, total value $49,821,724.
(2) U.S. Treasury Bonds, 3.875%, due 2/15/2043, total value $34,741,181.
(3) U.S. Treasury Notes, 1.75% to 4.175%, due 2/15/2027 to 1/31/2029, which had an aggregate value of $32,427,870.
(4) U.S. Treasury Notes, 3.50%, due 9/30/2027, total value $13,865,919.
(5) U.S. Treasury Notes, 3.75% to 4.00%, due 12/15/2027 to 5/31/2030, U.S. Treasury Bonds, 4.375% to 4.50%, due 8/15/2043 to 11/15/2054, which had an aggregate value of $69,526,518.
(6) U.S. Treasury Notes, 3.875% to 4.50%, due 5/15/2027 to 10/31/2029, which had an aggregate value of $26,446,975.
Fund Name
Canadian
Imperial Bank
of Commerce,
3.54% dated
3/31/26, due
4/1/26
1
HSBC
Securities
(USA), Inc.,
3.50% dated
3/31/26, due
4/1/26
2
Natwest
Markets,
LLC, 3.53%
dated 3/31/26,
due 4/1/26
3
RBC Capital
Markets,
LLC, 3.45%
dated 3/31/26,
due 4/1/26
4
Societe
Generale,
3.54% dated
3/31/26, due
4/1/26
5
UMB Bank,
N.A., 3.4%
dated 3/31/26,
due 4/1/26
6
ProFund Access VP High Yield $1,732,000 $1,208,000 $1,128,000 $483,000 $2,417,000 $913,000
ProFund VP Banks 20,000 13,000 13,000 5,000 27,000 13,000
ProFund VP Bear 381,000 266,000 248,000 105,000 533,000 208,000
ProFund VP Biotechnology 207,000 144,000 134,000 57,000 288,000 112,000
ProFund VP Bull 1,854,000 1,293,000 1,207,000 517,000 2,588,000 982,000
ProFund VP Communication Services 20,000 13,000 13,000 5,000 27,000 13,000
ProFund VP Consumer Discretionary 38,000 26,000 25,000 10,000 53,000 24,000
ProFund VP Consumer Staples 98,000 69,000 64,000 27,000 138,000 54,000
ProFund VP Dow 30 76,000 53,000 50,000 20,000 107,000 49,000
ProFund VP Emerging Markets 73,000 51,000 47,000 20,000 103,000 45,000
ProFund VP Energy 80,000 55,000 52,000 22,000 111,000 45,000
ProFund VP Falling U.S. Dollar 127,000 88,000 82,000 35,000 178,000 73,000
ProFund VP Financials 50,000 34,000 32,000 13,000 69,000 30,000
ProFund VP Government Money Market 831,000 579,000 541,000 231,000 1,159,000 440,000
ProFund VP Health Care 171,000 119,000 111,000 47,000 238,000 92,000
ProFund VP Industrials 35,000 24,000 22,000 9,000 49,000 21,000
ProFund VP International 2,997,000 2,090,000 1,951,000 835,000 4,181,000 1,582,000
ProFund VP Internet 18,000 13,000 12,000 5,000 26,000 11,000
ProFund VP Japan 2,744,000 1,914,000 1,786,000 765,000 3,829,000 1,445,000
ProFund VP Large-Cap Growth 17,000 12,000 11,000 4,000 24,000 11,000
ProFund VP Materials 34,000 23,000 22,000 9,000 47,000 20,000
ProFund VP Mid-Cap 2,187,000 1,525,000 1,424,000 608,000 3,051,000 1,159,000
ProFund VP Mid-Cap Growth 2,000 1,000 1,000 – 3,000 5,000
ProFund VP Mid-Cap Value 3,000 2,000 2,000 – 4,000 5,000
ProFund VP Nasdaq-100 4,523,000 3,156,000 2,945,000 1,261,000 6,313,000 2,386,000
ProFund VP Pharmaceuticals 63,000 44,000 41,000 17,000 88,000 34,000
ProFund VP Precious Metals 13,621,000 9,502,000 8,868,000 3,800,000 19,006,000 7,168,000
ProFund VP Real Estate 19,000 13,000 12,000 5,000 26,000 13,000
ProFund VP Rising Rates Opportunity 1,073,000 749,000 698,000 299,000 1,498,000 571,000
ProFund VP Semiconductor 161,000 112,000 105,000 45,000 225,000 87,000
ProFund VP Short Dow 30 2,000 1,000 1,000 – 4,000 9,000
ProFund VP Short Emerging Markets 62,000 43,000 41,000 16,000 89,000 40,000
ProFund VP Short International 117,000 81,000 76,000 31,000 164,000 70,000
ProFund VP Short Mid-Cap 30,000 21,000 18,000 8,000 43,000 24,000
ProFund VP Short Nasdaq-100 460,000 319,000 298,000 126,000 641,000 250,000
ProFund VP Short Small-Cap 152,000 106,000 99,000 41,000 213,000 89,000
ProFund VP Small-Cap 942,000 657,000 613,000 262,000 1,315,000 503,000
ProFund VP Small-Cap Growth 3,000 2,000 2,000 – 4,000 3,000
ProFund VP Small-Cap Value 6,000 4,000 4,000 1,000 8,000 6,000
ProFund VP Technology 271,000 189,000 176,000 75,000 378,000 145,000
ProFund VP UltraBull 776,000 541,000 505,000 215,000 1,083,000 417,000
ProFund VP UltraMid-Cap 511,000 355,000 331,000 141,000 712,000 278,000
ProFund VP UltraNasdaq-100 10,244,000 7,147,000 6,671,000 2,858,000 14,295,000 5,392,000
ProFund VP UltraShort Dow 30 1,000 – – – 1,000 4,000
ProFund VP UltraShort Nasdaq-100 150,000 104,000 97,000 41,000 210,000 86,000
ProFund VP UltraSmall-Cap 1,026,000 716,000 668,000 285,000 1,434,000 549,000
ProFund VP U.S. Government Plus 689,000 479,000 447,000 191,000 960,000 371,000
ProFund VP Utilities 143,000 100,000 93,000 40,000 200,000 77,000
$48,840,000 $34,056,000 $31,787,000 $13,590,000 $68,160,000 $25,924,000